UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 844-4249
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

Schedule of Investments

As of July 31, 2007
(unaudited)

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (90.8%)
1,563,592	Thrivent Partner Small Cap Growth Fund	$19,857,619	5.9%
883,636	Thrivent Partner Small Cap Value Fund	14,571,156	4.3
1,293,157	Thrivent Small Cap Stock Fund #	24,505,319	7.3
634,755	Thrivent Mid Cap Growth Fund #	11,990,524	3.6
908,340	Thrivent Partner Mid Cap Value Fund	11,345,162	3.4
1,360,428	Thrivent Mid Cap Stock Fund	24,691,771	7.4
4,766,562	Thrivent Partner International Stock Fund	71,355,433	21.3
11,478,977	Thrivent Large Cap Growth Fund	70,940,079	21.2
1,361,889	Thrivent Large Cap Value Fund	23,233,830	6.9
1,085,526	Thrivent Large Cap Stock Fund	31,860,185	9.5

	Total Equity Funds
	(cost $277,834,383)	304,351,078

Debt Funds (7.2%)
658,929	Thrivent High Yield Fund	3,235,343	1.0
2,042,708	Thrivent Income Fund	17,220,026	5.1
283,091	Thrivent Limited Maturity Bond Fund	3,549,958	1.1

	Total Debt Funds
	(cost $24,189,653)	24,005,327

Short-Term Investments (2.0%)
6,763,087	Thrivent Money Market Fund	6,763,087	2.0

	Total Short-Term Investments
	(cost $6,763,087)	6,763,087

	Total Investments
	(cost $308,787,123) 100.0%	$335,119,492

	Other Assets and Liabilities,
	Net (0.0%)	(150,457)

	Total Net Assets 100.0%	$334,969,035

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,945,014
Gross unrealized depreciation	(612,645)

Net unrealized appreciation (depreciation)	$26,332,369
Cost for federal income tax purposes	$308,787,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (78.6%)
1,834,290	Thrivent Partner Small Cap Growth Fund	$23,295,478	3.0%
925,764	Thrivent Partner Small Cap Value Fund	15,265,853	2.0
1,610,543	Thrivent Small Cap Stock Fund #	30,519,794	3.9
635,381	Thrivent Mid Cap Growth Fund #	12,002,339	1.5
909,630	Thrivent Partner Mid Cap Value Fund	11,361,285	1.4
1,707,957	Thrivent Mid Cap Stock Fund	30,999,418	3.9
7,444,805	Thrivent Partner International Stock Fund	111,448,725	14.1
21,772,536	Thrivent Large Cap Growth Fund	134,554,274	17.1
6,383,047	Thrivent Large Cap Value Fund	108,894,786	13.8
4,015,035	Thrivent Large Cap Stock Fund	117,841,281	14.9
2,046,652	Thrivent Real Estate Securities Fund	23,577,436	3.0

	Total Equity Funds
	(cost $573,758,670)	619,760,669

Debt Funds (18.4%)
1,540,649	Thrivent High Yield Fund	7,564,584	1.0
12,450,400	Thrivent Income Fund	104,956,871	13.3
2,595,238	Thrivent Limited Maturity Bond Fund	32,544,281	4.1

	Total Debt Funds
	(cost $146,147,504)	145,065,736

Short-Term Investments (3.0%)
23,977,569	Thrivent Money Market Fund	23,977,569	3.0

	Total Short-Term Investments
	(cost $23,977,569)	23,977,569

	Total Investments
	(cost $743,883,743) 100.0%	$788,803,974

	Other Assets and Liabilities,
	Net (0.0%)	(304,890)

	Total Net Assets 100.0%	$788,499,084

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,624,103
Gross unrealized depreciation	(1,703,872)

Net unrealized appreciation (depreciation)	$44,920,231
Cost for federal income tax purposes	$743,883,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (58.2%)
816,386	Thrivent Partner Small Cap Growth Fund	10,368,108	1.4%
410,932	Thrivent Partner Small Cap Value Fund	6,776,264	1.0
600,164	Thrivent Small Cap Stock Fund #	11,373,112	1.5
393,629	Thrivent Mid Cap Growth Fund #	7,435,655	1.0
563,503	Thrivent Partner Mid Cap Value Fund	7,038,157	1.0
1,190,413	Thrivent Mid Cap Stock Fund	21,605,996	2.9
4,941,846	Thrivent Partner International Stock Fund	73,979,432	10.0
17,254,644	Thrivent Large Cap Growth Fund	106,633,700	14.5
4,237,009	Thrivent Large Cap Value Fund	72,283,369	9.8
2,984,988	Thrivent Large Cap Stock Fund	87,609,394	11.9
2,074,458	Thrivent Real Estate Securities Fund	23,897,755	3.2

	Total Equity Funds
	(cost $396,992,154)	429,000,942

Debt Funds (34.5%)
1,432,242	Thrivent High Yield Fund	7,032,307	1.0
16,900,583	Thrivent Income Fund	142,471,912	19.3
8,331,308	Thrivent Limited Maturity Bond Fund	104,474,608	14.2

	Total Debt Funds
	(cost $255,679,581)	253,978,827

Short-Term Investments (7.3%)
54,152,049	Thrivent Money Market Fund	54,152,049	7.3

	Total Short-Term Investments
	(cost $54,152,049)	54,152,049

	Total Investments
	(cost $706,823,784) 100.0%	$737,131,818

	Other Assets and Liabilities,
	Net (0.0%)	(270,240)

	Total Net Assets 100.0%	$736,861,578

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,143,733
Gross unrealized depreciation	(2,835,699)

Net unrealized appreciation (depreciation)	$30,308,034
Cost for federal income tax purposes	$706,823,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (38.1%)
385,681	Thrivent Small Cap Stock Fund #	$7,308,647	2.9%
270,420	Thrivent Mid Cap Stock Fund	4,908,127	1.9
1,009,692	Thrivent Partner International Stock Fund	15,115,089	6.0
4,051,613	Thrivent Large Cap Growth Fund	25,038,970	9.9
937,737	Thrivent Large Cap Value Fund	15,997,786	6.3
677,802	Thrivent Large Cap Stock Fund	19,893,499	7.9
705,217	Thrivent Real Estate Securities Fund	8,124,106	3.2

	Total Equity Funds
	(cost $88,816,147)	96,386,224

Debt Funds (52.4%)
488,533	Thrivent High Yield Fund	2,398,699	1.0
4,534,755	Thrivent Income Fund	38,227,983	15.1
7,300,754	Thrivent Limited Maturity Bond Fund	91,551,454	36.3

	Total Debt Funds
	(cost $132,723,157)	132,178,136

Short-Term Investments (9.5%)
23,877,066	Thrivent Money Market Fund	23,877,066	9.5

	Total Short-Term Investments
	(cost $23,877,066)	23,877,066

	Total Investments
	(cost $245,416,370) 100.0%	$252,441,426

	Other Assets and Liabilities,
	Net (0.0%)	(102,042)

	Total Net Assets 100.0%	$252,339,384

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,702,199
Gross unrealized depreciation	(677,143)

Net unrealized appreciation (depreciation)	$7,025,056
Cost for federal income tax purposes	$245,416,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Fund

Schedule of Investments  of July 31, 2007 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Communications Equipment (27.2%)			700	Medco Health Solutions, Inc. #	$56,889
15,200	ADTRAN, Inc. *	$396,568	11,900	NuVasive, Inc. #	341,292
68,700	Alcatel-Lucent ADR *	796,920	7,500	Shire Pharmaceuticals Group
14,700	CIENA Corporation #*	536,991		plc ADR *	553,425
100,500	Cisco Systems, Inc. #	2,905,455	900	UnitedHealth Group, Inc.	43,587
41,500	Corning, Inc. #	989,360	21,500	Vertex Pharmaceuticals, Inc. #	694,450
6,100	F5 Networks, Inc. #	528,809	600	WellPoint, Inc. #	45,072

32,300	Foundry Networks, Inc. #	568,157		Total Health Care	3,918,376

71,700	Juniper Networks, Inc. #	2,148,132
29,250	OpNext, Inc. #	357,142	Internet Software & Services (12.1%)
40,500	QUALCOMM, Inc.	1,686,825	11,000	Akamai Technologies, Inc. #	373,560
11,400	Telefonaktiebolaget LM		18,200	eBay, Inc. #	589,680
	Ericsson ADR *	426,474	4,200	Google, Inc. #	2,142,000

	Total Communications		9,000	Monster Worldwide, Inc. #	350,010
	Equipment	11,340,833	22,600	VeriSign, Inc. #	670,994

			40,000	Yahoo!, Inc. #	930,000

Computers & Peripherals (13.5%)				Total Internet Software &
13,900	Apple Computer, Inc. #	1,831,464		Services	5,056,244

46,700	Brocade Communications #	328,768
102,300	EMC Corporation #	1,893,573	IT Consulting & Services (2.0%)
24,800	Emulex Corporation #	491,040	10,900	Accenture, Ltd.	459,217
21,900	Isilon Systems, Inc. #	209,145	14,700	MoneyGram International, Inc.	376,173

31,400	Network Appliance, Inc. #	889,876		Total IT Consulting &

	Total Computers &			Services	835,390

	Peripherals	5,643,866

			Semiconductors &
Consumer Discretionary (3.3%)			Semiconductor Equipment (14.8%)
1,900	Best Buy Company, Inc. *	84,721	28,700	Broadcom Corporation #	941,647
16,800	Scientific Games Corporation #*	576,408	13,900	FormFactor, Inc. #	533,621
22,700	TiVo, Inc. #*	124,850	42,300	Integrated Device
7,000	Viacom, Inc. #	268,100		Technology, Inc. #*	688,221
12,750	WMS Industries, Inc. #	332,648	55,800	Intel Corporation	1,317,996

	Total Consumer		24,000	Intersil Corporation	702,000
	Discretionary	1,386,727	8,200	MEMC Electronic Materials, Inc. #	502,824

			32,900	Qimonda AG ADR #*	486,920
Health Care (9.4%)			27,800	Texas Instruments, Inc.	978,282

1,100	Aetna, Inc.	52,877		Total Semiconductors &
5,200	Beckman Coulter, Inc.	368,264		Semiconductor Equipment	6,151,511

25,500	BioMarin Pharmaceutical, Inc. #*	460,530
1,200	CIGNA Corporation	61,968	Software (13.2%)
8,000	Cooper Companies, Inc.	401,040	32,200	Adobe Systems, Inc. #	1,297,338
10,500	Cubist Pharmaceuticals, Inc. #	242,130	24,200	Commvault Systems, Inc. #	410,916
1,200	Express Scripts, Inc. #	60,156	47,400	Microsoft Corporation	1,374,126
8,600	Hologic, Inc. #*	445,480	41,000	Nuance Communications, Inc. #*	675,680
1,600	IMS Health, Inc.	45,008	39,100	Oracle Corporation #	747,592
800	McKesson Corporation	46,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)		Value

Software — continued			Telecommunications Services (2.5%)
28,400	Red Hat, Inc. #	$591,288	10,500	America Movil SA de CV ADR		$628,740
51,700	TIBCO Software, Inc. #	420,321	4,800	NII Holdings, Inc. #		403,296

	Total Software	5,517,261		Total Telecommunications

				Services		1,032,036

				Total Common Stock
				(cost $40,742,677)		40,882,244

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.2%)			Rate (+)	Date	Value

5,908,843	Thrivent Financial Securities Lending Trust		5.360%		N/A	$5,908,843

		Total Collateral Held for Securities Loaned
		(cost $5,908,843)				5,908,843

				Interest	Maturity
Shares	Short-Term Investments (2.0%)			Rate (+)	Date	Value

822,487	Thrivent Money Market Fund		5.090%		N/A	$822,487

		Total Short-Term Investments (at amortized cost)				822,487

		Total Investments (cost $47,474,007) 114.2%				$47,613,574

		Other Assets and Liabilities, Net (14.2%)				(5,921,599)

		Total Net Assets 100.0%				$41,691,975

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,474,757
Gross unrealized depreciation	(3,335,190)

Net unrealized appreciation (depreciation)	$139,567
Cost for federal income tax purposes	$47,474,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Consumer Discretionary (12.1%)			5,060	W-H Energy Services, Inc. #	$324,245
5,810	Arbitron, Inc. *	$289,338	5,380	Willbros Group, Inc. #*	169,578

8,530	ArvinMeritor, Inc.	169,150		Total Energy	4,666,009

8,660	BJ’s Restaurants, Inc. #*	173,200
5,980	Citi Trends, Inc. #*	196,742	Financials (9.5%)
14,680	Cooper Tire & Rubber Company	337,493	24,457	Cohen & Steers, Inc. *	842,544
6,010	DSW, Inc. #*	199,772	19,650	DiamondRock Hospitality
13,950	GSI Commerce, Inc. #*	310,527		Company	330,906
4,240	Guess ?, Inc.	201,358	10,870	Digital Realty Trust, Inc.	360,340
7,430	Gymboree Corporation #	319,862	11,227	GFI Group, Inc. #*	836,636
15,690	Iconix Brand Group, Inc. #*	310,348	16,135	Greenhill & Company, Inc. *	935,830
3,630	Interactive Data Corporation	99,280	5,280	Investment Technology
3,420	J. Crew Group, Inc. #	172,026		Group, Inc. #	210,989
7,440	Life Time Fitness, Inc. #*	382,565	14,948	KBW, Inc. #*	375,344
1,190	Lululemon Athletica, Inc. #	38,247	14,000	Knight Capital Group, Inc. #	197,960
10,320	McCormick & Schmick’s Seafood		14,190	MarketAxess Holdings, Inc. #	235,696
	Restaurants, Inc. #	251,602	20,093	Signature Bank #	620,673
5,720	Priceline.com, Inc. #*	364,936	4,830	SVB Financial Group #	254,444
76,627	Shuffle Master, Inc. #*	1,113,390	25,363	Texas Capital Bancshares, Inc. #	503,709
6,580	Sotheby’s Holdings, Inc.	281,295	26,859	Thomas Weisel Partners
8,640	Tempur-Pedic International *	269,136		Group, Inc. #*	373,340
26,833	Tractor Supply Company #*	1,275,104	13,700	Waddell & Reed Financial, Inc.	345,377

7,430	Under Armour, Inc. #*	456,276		Total Financials	6,423,788

6,680	Volcom, Inc. #	237,006
16,070	WMS Industries, Inc. #	419,266	Health Care (21.0%)
8,740	Zumiez, Inc. #*	323,293	8,940	Alexion Pharmaceuticals, Inc. #	519,950

	Total Consumer		71,233	American Medical Systems
	Discretionary	8,191,212		Holdings, Inc. #*	1,302,139

			6,260	AMERIGROUP Corporation #	173,277
Consumer Staples (0.9%)			13,020	Array Biopharma, Inc. #	130,851
4,150	Chattem, Inc. #*	233,064	12,964	ArthroCare Corporation #	656,238
17,365	Flowers Foods, Inc.	355,982	11,220	BioMarin Pharmaceutical, Inc. #*	202,633

	Total Consumer Staples	589,046	2,630	Chemed Corporation	166,426

			14,556	HealthExtras, Inc. #	390,537
Energy (6.9%)			4,440	Healthways, Inc. #*	194,028
8,090	Alon USA Energy, Inc. *	288,570	6,740	Hologic, Inc. #*	349,132
3,800	Arena Resources, Inc. #	206,378	5,120	ICON plc ADR #	239,462
29,850	Cal Dive International, Inc. #*	454,317	22,018	Illumina, Inc. #*	1,003,360
2,890	Core Laboratories NV #	311,051	11,580	Immucor, Inc. #	360,833
13,090	Delta Petroleum Corporation #*	217,294	10,486	Integra LifeSciences Holdings
34,216	Dril-Quip, Inc. #	1,642,025		Corporation #*	520,630
7,780	Goodrich Petroleum		6,600	InterMune, Inc. #*	140,910
	Corporation #*	234,100	7,620	inVentiv Health, Inc. #	270,358
7,130	Lufkin Industries, Inc.	422,167	29,348	Inverness Medical
9,060	Oil States International, Inc. #	396,284		Innovations, Inc. #*	1,420,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Health Care — continued			4,880	Regal-Beloit Corporation	$247,514
9,620	K-V Pharmaceutical Company #	$263,011	14,260	The Geo Group, Inc. #	394,432
3,060	Kyphon, Inc. #	200,797	3,820	Triumph Group, Inc.	291,122
5,420	Medicis Pharmaceutical		3,840	Woodward Governor Company	221,760

	Corporation	154,633		Total Industrials	12,047,482

28,813	Mentor Corporation *	1,133,792
16,709	Meridian Bioscience, Inc.	373,101	Information Technology (22.9%)
8,150	MGI Pharma, Inc. #	203,994	6,710	Advent Software, Inc. #*	255,181
21,878	NuVasive, Inc. #	627,461	28,040	Anadigics, Inc. #*	407,421
9,720	PAREXEL International		17,870	Atheros Communications, Inc. #	498,216
	Corporation #	392,980	31,919	Avocent Corporation #	872,985
16,980	Perrigo Company	316,677	7,870	Blackboard, Inc. #	348,090
7,610	Progenics Pharmaceuticals, Inc. #	162,169	18,870	Brightpoint, Inc. #	247,763
6,970	Sunrise Senior Living, Inc. #*	277,127	14,100	Brooks Automation, Inc. #	247,737
61,018	Trizetto Group, Inc. #	978,119	7,890	Cavium Networks, Inc. #	187,388
4,540	United Therapeutics		18,880	C-COR, Inc. #	253,936
	Corporation #	314,894	27,634	Coherent, Inc. #	800,004
10,970	West Pharmaceutical Services, Inc.	507,692	12,170	Comtech Group, Inc. #	173,057
4,280	Xenoport, Inc. #	182,713	13,160	Concur Technologies, Inc. #	313,998

	Total Health Care	14,130,661	4,270	Equinix, Inc. #*	371,106

			37,801	Euronet Worldwide, Inc. #*	960,523
Industrials (17.9%)			6,410	FLIR Systems, Inc. #	279,796
32,282	AAR Corporation #	962,972	20,730	Foundry Networks, Inc. #	364,641
7,880	Actuant Corporation *	480,522	56,919	Informatica Corporation #	793,451
4,540	Acuity Brands, Inc.	268,314	42,293	Intermec, Inc. #*	1,083,970
9,490	Aecom Technology Corporation #	246,266	7,860	MICROS Systems, Inc. #	418,781
21,890	AirTran Holdings, Inc. #*	215,398	10,240	Net 1 UEPS Technology, Inc. #*	233,779
8,640	Baldor Electric Company	394,330	4,680	Nice Systems, Ltd. ADR #	155,470
4,930	BE Aerospace, Inc. #	199,961	23,975	Omniture, Inc. #*	547,829
8,280	Cenveo, Inc. #	173,963	21,450	ON Semiconductor Corporation #	253,539
28,790	CoStar Group, Inc. #	1,468,290	15,580	Perficient, Inc. #	308,017
16,719	CRA International, Inc. #	797,329	12,390	Polycom, Inc. #	383,718
20,055	Forward Air Corporation	683,274	5,810	Quality Systems, Inc. *	225,079
8,760	FTI Consulting, Inc. #	359,423	8,600	Riverbed Technology, Inc. #*	379,776
20,661	Gardner Denver, Inc. #	859,291	16,261	Rogers Corporation #	587,673
6,390	GATX Corporation	289,850	17,550	Semtech Corporation #	285,188
9,230	Horizon Lines, Inc.	266,378	10,920	Tessera Technologies, Inc. #	449,140
8,340	Hub Group, Inc. #	283,727	4,330	The9, Ltd. ADR #*	212,170
5,280	Huron Consulting Group, Inc. #	358,670	5,920	THQ, Inc. #	170,259
9,150	IDEX Corporation	331,322	57,637	ValueClick, Inc. #*	1,232,279
9,690	Infrasource Services, Inc. #	335,468	26,210	Veraz Networks, Inc. #	161,454
6,720	JA Solar Holdings Company,		8,670	Verigy, Ltd. #	212,068
	Ltd. ADR #*	246,221	16,067	ViaSat, Inc. #	459,998
8,350	Kenexa Corporation #	298,763	7,950	VistaPrint, Ltd. #	271,492

15,819	Ladish Company, Inc. #	767,063		Total Information
16,574	Orbital Sciences Corporation #	351,203		Technology	15,406,972

13,840	Polypore International, Inc. #	254,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)		Value

Materials (2.5%)			Telecommunications Services (3.0%)
6,130	Century Aluminum Company #	$315,940	15,490	Cogent Communications
11,690	H.B. Fuller Company	322,995		Group, Inc. #		$444,253
15,540	Hercules, Inc. #	322,610	20,620	Dobson Communications
10,040	Pan American Silver Corporation #	278,811		Corporation #		256,719
2,410	RTI International Metals, Inc. #	190,968	35,017	NeuStar, Inc. #*		1,009,890
5,470	Silgan Holdings, Inc.	282,361	16,400	Time Warner Telecom, Inc. #		320,620

	Total Materials	1,713,685		Total Telecommunications

				Services		2,031,482

				Total Common Stock
				(cost $62,132,700)		65,200,337

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (32.8%)			Rate (+)	Date	Value

22,118,394	Thrivent Financial Securities Lending Trust		5.360%		N/A	$22,118,394

	Total Collateral Held for Securities Loaned
	(cost $22,118,394)					22,118,394

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (3.5%)			Rate (+)	Date	Value

$1,250,000	Federal Home Loan Bank		5.090%		8/1/2007	$1,250,000
1,121,784	Thrivent Money Market Fund		5.090		N/A	1,121,784

	Total Short-Term Investments (at amortized cost)					2,371,784

	Total Investments (cost $86,622,878) 133.0%					$89,690,515

	Other Assets and Liabilities, Net (33.0%)					(22,275,510)

	Total Net Assets 100.0%					$67,415,005

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,100,525
Gross unrealized depreciation	(3,032,888)

Net unrealized appreciation (depreciation)	$3,067,637
Cost for federal income tax purposes	$86,622,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary (11.5%)			32,700	W-H Energy Services, Inc. #	$2,095,416
74,600	Aaron Rents, Inc.	$1,724,752	36,900	Whiting Petroleum
47,600	Building Materials Holding			Corporation #	1,515,483

	Corporation *	661,164		Total Energy	11,252,369

29,000	Cavco Industries, Inc. #	1,004,850
17,000	Courier Corporation	640,220	Financials (20.2%)
27,900	CSS Industries, Inc.	1,002,726	54,900	Ares Capital Corporation *	855,891
51,100	Dixie Group, Inc. #	562,100	24,900	Boston Private Financial
30,000	Dorman Products, Inc. #	418,800		Holdings, Inc. *	634,701
10,400	Drew Industries, Inc. #	361,712	93,700	Cedar Shopping Centers, Inc.	1,177,809
38,100	Fred’s, Inc.	452,247	35,600	Compass Diversified Trust	551,444
17,000	Fuel Systems Solutions, Inc. #	284,580	32,400	East West Bancorp, Inc.	1,187,784
68,100	Haverty Furniture Companies, Inc.	759,315	7,600	Employers Holdings, Inc.	139,688
51,100	Journal Register Company	163,009	58,700	First Financial Fund, Inc.	734,337
27,800	M/I Homes, Inc. *	682,490	34,800	First Republic Bank	1,905,300
24,100	Matthews International		39,600	Glacier Bancorp, Inc.	754,380
	Corporation	922,066	51,100	Hercules Technology Growth
18,800	Meritage Homes Corporation #*	366,600		Capital, Inc.	626,997
6,200	Orient Express Hotels, Ltd.	287,990	24,500	Home Bancshares, Inc. *	484,855
32,400	RARE Hospitality		53,900	Kohlberg Capital Corporation	841,918
	International, Inc. #	867,024	42,300	LaSalle Hotel Properties *	1,693,269
77,000	Regent Communications, Inc. #	269,500	2,200	Markel Corporation #	1,024,100
25,800	Ruby Tuesday, Inc.	574,050	49,200	Max Re Capital, Ltd.	1,284,612
49,900	Saga Communications, Inc. #	366,765	26,100	Midland Company	1,240,272
54,600	Shiloh Industries, Inc.	651,924	38,000	National Health Realty, Inc.	904,400
35,500	Stanley Furniture Company, Inc. *	593,205	12,700	National Interstate Corporation	323,850
40,900	Steak n Shake Company #*	613,500	31,800	Ohio Casualty Corporation	1,380,438
83,900	Stein Mart, Inc.	902,764	25,700	Parkway Properties, Inc.	1,042,906
40,800	Winnebago Industries, Inc. *	1,100,784	11,000	Piper Jaffray Companies #	527,120

	Total Consumer		33,400	Potlatch Corporation	1,459,246
	Discretionary	16,234,137	45,000	ProAssurance Corporation #*	2,222,101

			51,800	ProCentury Corporation	724,164
Consumer Staples (2.4%)			30,800	Sandy Spring Bancorp, Inc.	829,752
103,200	Alliance One International, Inc. #	892,680	32,700	Seabright Insurance Holdings #	592,851
26,000	Casey’s General Stores, Inc.	648,180	28,400	Strategic Hotel Capital, Inc.	604,352
32,100	Nash Finch Company *	1,292,667	27,300	SVB Financial Group #	1,438,164
20,500	Winn-Dixie Stores, Inc. #*	547,555	24,300	Washington Real Estate

	Total Consumer Staples	3,381,082		Investment Trust *	725,112

			17,300	Wintrust Financial Corporation	681,793

Energy (7.9%)				Total Financials	28,593,606

16,600	Atwood Oceanics, Inc. #	1,138,760
16,500	Carbo Ceramics, Inc. *	743,820	Health Care (6.0%)
41,800	Forest Oil Corporation #	1,691,646	10,400	Analogic Corporation	690,456
54,100	Geomet, Inc. #*	327,305	18,300	Arrow International, Inc.	808,677
31,494	Hercules Offshore, Inc. #*	945,454	48,300	Capital Senior Living
75,000	Mariner Energy, Inc. #	1,584,750		Corporation #	427,938
43,500	TETRA Technologies, Inc. #	1,209,735	69,400	Momenta Pharmaceuticals, Inc. #*	674,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Health Care — continued			Information Technology (9.9%)
19,000	Myriad Genetics, Inc. #*	$710,220	39,100	Advanced Energy
21,300	National Healthcare			Industries, Inc. #	$692,461
	Corporation *	1,111,008	18,000	ATMI, Inc. #	521,640
50,200	Owens & Minor, Inc.	1,930,190	62,879	Brooks Automation, Inc. #	1,104,784
131,000	Panacos Pharmaceuticals, Inc. #*	432,300	52,100	Catapult Communications
25,000	Pharmion Corporation #	609,000		Corporation #	443,892
23,400	West Pharmaceutical		80,600	GSI Group, Inc. #	870,480
	Services, Inc. *	1,082,952	148,600	LookSmart, Ltd. #	502,268

	Total Health Care	8,477,309	21,700	Methode Electronics, Inc.	350,889

			96,100	MPS Group, Inc. #	1,281,013
Industrials (23.8%)			54,500	Nextest Systems Corporation #	625,115
45,400	Accuride Corporation #	640,594	50,800	Palm, Inc. #*	757,936
17,600	Ameron International		45,400	Progress Software Corporation #	1,373,350
	Corporation	1,721,808	213,500	Safeguard Scientifics, Inc. #*	491,050
47,800	Beacon Roofing Supply, Inc. #*	715,088	31,800	SPSS, Inc. #	1,305,072
34,700	Belden, Inc.	1,900,866	36,000	StarTek, Inc.	394,560
58,900	Builders Firstsource, Inc. #	863,474	68,700	TNS, Inc.	897,909
41,600	C&D Technologies, Inc. #*	200,512	73,400	Wind River Systems, Inc. #	701,704
29,900	Circor International, Inc.	1,192,412	34,100	Xyratex, Ltd. #	758,043
37,500	Dollar Thrifty Automotive		300,400	Zarlink Semiconductor, Inc. #*	450,600
	Group, Inc. #	1,384,500	42,300	Zygo Corporation #	508,446

16,100	EDO Corporation	532,105		Total Information
59,500	Electro Rent Corporation	806,225		Technology	14,031,212

21,300	Franklin Electric Company, Inc. *	992,154
33,500	FTI Consulting, Inc. #	1,374,505	Materials (10.1%)
30,800	G & K Services, Inc.	1,147,608	30,300	Airgas, Inc.	1,415,010
51,100	Genesee & Wyoming, Inc. #	1,310,715	45,300	American Vanguard
18,600	Genlyte Group, Inc. #	1,294,002		Corporation *	570,780
49,700	Gibraltar Industries, Inc.	959,707	50,900	AptarGroup, Inc.	1,852,760
54,500	Hub Group, Inc. #	1,854,090	28,500	Arch Chemicals, Inc.	1,008,330
37,650	IDEX Corporation	1,363,306	16,100	Carpenter Technology
45,400	Insituform Technologies, Inc. #*	750,008		Corporation	1,910,909
48,300	Kirby Corporation #	1,956,633	21,400	Chesapeake Corporation	238,610
16,500	LSI Industries, Inc.	275,055	8,700	Deltic Timber Corporation	452,313
51,100	McGrath Rentcorp *	1,528,912	22,600	Florida Rock Industries, Inc.	1,435,326
33,700	Nordson Corporation	1,542,112	31,000	Innospec, Inc.	853,430
21,500	School Specialty, Inc. #	740,460	44,800	Metal Management, Inc.	1,882,048
44,400	Sterling Construction		14,700	Minerals Technologies, Inc.	950,649
	Company, Inc. #	868,908	54,100	Myers Industries, Inc.	1,157,199
21,800	Universal Forest Products, Inc.	862,408	53,600	Wausau-Mosinee Paper
86,600	Vitran Corporation, Inc. #	1,740,660		Corporation	599,784

36,200	Waste Connections, Inc. #	1,122,200		Total Materials	14,327,148

35,300	Woodward Governor Company	2,038,575

	Total Industrials	33,679,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)		Value

Telecommunications Services (0.9%)			16,500	Empire District Electric Company		$357,885
93,700	Premiere Global Services, Inc. #	$1,090,668	40,100	Southwest Gas Corporation		1,246,308
111,000	Wireless Facilities, Inc. #*	247,530	31,200	UniSource Energy Corporation		949,416

	Total Telecommunications		30,100	Vectren Corporation *		751,597

	Services	1,338,198		Total Utilities		6,817,710

Utilities (4.8%)				Total Common Stock
34,700	Black Hills Corporation *	1,294,310		(cost $116,331,829)		138,132,373

54,500	Cleco Corporation *	1,294,375
39,700	El Paso Electric Company #	923,819

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (18.0%)			Rate (+)	Date	Value

25,477,564	Thrivent Financial Securities Lending Trust		5.360%		N/A	$25,477,564

		Total Collateral Held for Securities Loaned
		(cost $25,477,564)				25,477,564

				Interest	Maturity
Shares	Short-Term Investments (2.6%)			Rate (+)	Date	Value

3,671,317	Thrivent Money Market Fund		5.090%		N/A	$3,671,317

		Total Short-Term Investments (at amortized cost)				3,671,317

		Total Investments (cost $145,480,710) 118.1%				$167,281,254

		Other Assets and Liabilities, Net (18.1%)				(25,666,356)

		Total Net Assets 100.0%				$141,614,898

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$31,544,644
Gross unrealized depreciation	(9,744,100)

Net unrealized appreciation (depreciation)	$21,800,544
Cost for federal income tax purposes	$145,480,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Small Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (89.1%)	Value	Shares	Common Stock (89.1%)	Value

Consumer Discretionary (10.9%)			Energy (4.9%)
26,400	Aftermarket Technology		34,700	Arena Resources, Inc. #*	$1,884,557
	Corporation #	$801,240	39,900	Denbury Resources, Inc. #*	1,596,000
81,500	ArvinMeritor, Inc. *	1,616,145	42,800	Dresser-Rand Group, Inc. #	1,587,880
31,400	Children’s Place Retail		36,600	Frontier Oil Corporation	1,417,518
	Stores, Inc. #	1,071,054	57,300	Horizon Offshore, Inc. #	1,054,893
8,012	Chipotle Mexican Grill, Inc. #	707,780	111,600	Input/Output, Inc. #*	1,590,300
24,500	Chipotle Mexican Grill, Inc. #	1,990,135	26,200	Lufkin Industries, Inc.	1,551,302
72,600	Coldwater Creek, Inc. #*	1,429,494	63,400	Oil States International, Inc. #	2,773,116
57,600	Crocs, Inc. #*	3,416,832	24,100	Parallel Petroleum Corporation #	490,917
27,400	Desarrolladora Homex ADR #	1,548,648	32,100	Penn Virginia Corporation	1,242,270
70,500	DreamWorks Animation		70,862	Petrohawk Energy Corporation #	1,062,221
	SKG, Inc. #*	2,185,500	37,300	Petroleum Development
119,400	GameStop Corporation #	4,817,790		Corporation #	1,504,682
70,100	Hearst-Argyle Television, Inc.	1,472,100	47,928	Range Resources Corporation	1,780,046
24,200	Jack in the Box, Inc. #	1,548,558	43,600	Southwestern Energy
35,250	Joseph A. Bank Clothiers, Inc. #*	1,216,125		Company #	1,771,468
1,000	Laureate Education, Inc. #	61,660	36,300	Superior Energy Services, Inc. #	1,463,616
61,500	Life Time Fitness, Inc. #*	3,162,330	45,600	Tesco Corporation #	1,542,648
4,350	Lululemon Athletica, Inc. #§	139,809	47,800	Willbros Group, Inc. #*	1,506,656

41,300	Maidenform Brands, Inc. #	742,574		Total Energy	25,820,090

66,900	Men’s Wearhouse, Inc.	3,304,860
55,300	Meredith Corporation	3,123,897	Financials (11.6%)
144,800	Quiksilver, Inc. #	1,857,784	32,450	Affiliated Managers
36,600	R.H. Donnelley Corporation #*	2,288,598		Group, Inc. #*	3,666,850
81,000	RARE Hospitality		11,200	Argonaut Group, Inc.	308,336
	International, Inc. #	2,167,560	63,600	Assured Guaranty, Ltd.	1,548,024
96,600	Scientific Games Corporation #*	3,314,346	34,300	BioMed Realty Trust, Inc.	749,112
70,600	Steiner Leisure, Ltd. #	2,954,610	30,111	BOK Financial Corporation ‡	1,506,152
145,800	Texas Roadhouse, Inc. #	1,730,646	65,200	CastlePoint Holdings, Ltd. *	811,740
51,000	Tween Brands, Inc. #	1,951,260	45,100	Center Financial Corporation	670,186
138,900	WMS Industries, Inc. #*	3,623,901	59,600	Delphi Financial Group, Inc.	2,394,132
105,200	Wolverine World Wide, Inc.	2,846,712	41,500	Digital Realty Trust, Inc.	1,375,725

	Total Consumer		70,400	Dollar Financial Corporation #	1,764,224
	Discretionary	57,091,948	64,400	Endurance Specialty

				Holdings, Ltd.	2,408,560
Consumer Staples (3.7%)			111,000	FelCor Lodging Trust, Inc.	2,437,560
165,500	Casey’s General Stores, Inc.	4,125,915	94,300	First Cash Financial
63,000	Corn Products International, Inc.	2,811,060		Services, Inc. #*	2,054,797
108,300	Elizabeth Arden, Inc. #	2,332,782	21,000	First Midwest Bancorp, Inc. *	690,690
105,150	Flowers Foods, Inc.	2,155,575	9,200	Greenhill & Company, Inc. *	533,600
56,900	Longs Drug Stores Corporation	2,751,684	79,350	HCC Insurance Holdings, Inc. *	2,323,368
77,300	Performance Food Group		51,300	iShares Russell Microcap
	Company #	2,215,418		Index Fund *	2,877,930
93,600	Reddy Ice Holdings, Inc. *	2,784,600	70,700	Nationwide Health

	Total Consumer Staples	19,177,034		Properties, Inc. *	1,684,781

			118,410	Nexity Financial Corporation #	1,043,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Small Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (89.1%)	Value	Shares	Common Stock (89.1%)	Value

Financials — continued			85,000	NuVasive, Inc. #	$2,437,800
32,800	Philadelphia Consolidated		102,900	Omnicell, Inc. #	2,457,252
	Holding Corporation #	$1,185,392	34,200	Orthofix International NV #	1,472,652
86,000	Platinum Underwriters		63,500	Owens & Minor, Inc. *	2,441,575
	Holdings, Ltd.	2,855,200	31,400	PDL BioPharma, Inc. #*	737,586
53,800	Portfolio Recovery		44,100	Pediatrix Medical Group, Inc. #	2,379,636
	Associates, Inc. *	2,811,050	59,600	Pharmaceutical Product
26,200	Potlatch Corporation	1,144,678		Development, Inc. *	1,996,600
169,100	PowerShares Zacks Micro Cap		78,600	PSS World Medical, Inc. #	1,354,278
	Portfolio *	2,913,593	31,400	STERIS Corporation	858,790
61,800	ProAssurance Corporation #*	3,051,684	138,100	Sun Healthcare Group, Inc. #	1,867,112
42,100	Raymond James Financial, Inc.	1,291,207	124,300	Tercica, Inc. #*	597,883
47,200	Stifel Financial Corporation #*	2,608,744	63,300	Thoratec Corporation #	1,228,653
121,000	Strategic Hotel Capital, Inc.	2,574,880	44,000	TomoTherapy, Inc. #	1,192,400
22,900	SVB Financial Group #*	1,206,372	101,400	Trizetto Group, Inc. #	1,625,442
59,000	UCBH Holdings, Inc.	969,960	31,000	Universal Health Services, Inc.	1,625,640
18,000	United Community Banks, Inc.	422,100	44,500	Varian, Inc. #	2,676,230
85,500	Universal American Financial		93,000	VCA Antech, Inc. #	3,658,620
	Corporation #	1,702,305	28,700	Ventana Medical Systems, Inc. #*	2,391,858
97,100	Waddell & Reed Financial, Inc.	2,447,891	16,750	Wellcare Health Plans, Inc. #	1,696,105
72,077	Washington Federal, Inc.	1,623,895	61,000	West Pharmaceutical
18,900	Westamerica Bancorporation *	773,577		Services, Inc. *	2,823,080

	Total Financials	60,431,487		Total Health Care	67,397,663

Health Care (12.9%)			Industrials (19.2%)
22,800	Beckman Coulter, Inc.	1,614,696	73,700	Baldor Electric Company ‡	3,363,668
75,300	BioMarin Pharmaceutical, Inc. #*	1,359,918	117,900	BE Aerospace, Inc. #‡	4,782,024
13,000	Bio-Rad Laboratories, Inc. #	964,080	106,250	CAI International, Inc. #	1,486,438
39,800	Cooper Companies, Inc.	1,995,174	99,300	CLARCOR, Inc.	3,454,647
58,500	Cubist Pharmaceuticals, Inc. #*	1,349,010	42,000	Consolidated Graphics, Inc. #	2,768,220
34,900	Cytyc Corporation #	1,469,290	110,100	Dayton Superior Corporation #	1,096,596
32,300	Dade Behring Holdings, Inc.	2,417,655	43,000	Deluxe Corporation	1,623,680
157,000	Dexcom, Inc. #*	1,260,710	45,900	DRS Technologies, Inc.	2,403,324
40,600	Endo Pharmaceutical		125,700	Euroseas, Ltd.	1,855,332
	Holdings, Inc. #	1,380,806	42,500	Flowserve Corporation	3,071,475
5,300	Gen-Probe, Inc. #	333,953	101,200	FTI Consulting, Inc. #	4,152,236
51,900	HealthExtras, Inc. #	1,392,477	24,400	Gardner Denver, Inc. #	1,014,796
28,000	Hologic, Inc. #*	1,450,400	51,300	Genlyte Group, Inc. #	3,568,941
21,300	IDEXX Laboratories, Inc. #	2,135,538	113,700	Hub Group, Inc. #	3,868,074
21,000	Integra LifeSciences Holdings		52,200	Huron Consulting Group, Inc. #	3,545,946
	Corporation #*	1,042,650	75,425	IDEX Corporation	2,731,139
48,500	inVentiv Health, Inc. #	1,720,780	85,000	Innerworkings, Inc. #*	1,134,750
77,900	K-V Pharmaceutical Company #	2,129,786	115,100	Interface, Inc.	2,121,293
50,900	Kyphon, Inc. #*	3,340,058	124,200	Interline Brands, Inc. #	2,852,874
17,500	LCA-Vision, Inc. *	621,425	40,400	Jacobs Engineering Group, Inc. #	2,489,852
64,300	LifePoint Hospitals, Inc. #	1,900,065	94,800	JB Hunt Transport Services, Inc.	2,647,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (89.1%)	Value	Shares	Common Stock (89.1%)	Value

Industrials — continued			61,000	J2 Global
60,700	Kaydon Corporation	$3,229,847		Communication, Inc. #	$1,991,040
168,700	Kforce, Inc. #	2,444,463	175,900	Lawson Software, Inc. #*	1,676,327
83,300	Kirby Corporation #	3,374,483	185,300	Micrel, Inc.	1,917,855
42,900	Ladish Company, Inc. #	2,080,221	30,100	MICROS Systems, Inc. #	1,603,728
58,600	Manitowoc Company, Inc.	4,551,462	214,800	MPS Group, Inc. #	2,863,284
105,600	Pall Corporation	4,384,512	117,600	Nanometrics, Inc. #*	758,520
71,400	Roper Industries, Inc.	4,282,572	134,400	Packeteer, Inc. #*	924,672
50,937	Standard Parking Corporation #	1,612,156	103,540	Parametric Technology
25,400	UAL Corporation #*	1,121,156		Corporation #	1,825,410
104,000	Ultrapetrol Bahamas, Ltd. #	2,444,000	91,400	Photronics, Inc. #	1,281,428
69,900	URS Corporation #	3,443,274	48,200	Polycom, Inc. #	1,492,754
43,900	US Airways Group, Inc. #	1,361,339	259,400	Powerwave Technologies, Inc. #*	1,696,476
21,700	Washington Group		67,400	Progress Software Corporation #	2,038,850
	International, Inc. #	1,742,944	117,200	Qimonda AG ADR #*	1,734,560
154,225	Waste Connections, Inc. #	4,780,974	98,800	QLogic Corporation #	1,313,052
77,200	Watson Wyatt Worldwide, Inc.	3,439,260	186,500	RF Micro Devices, Inc. #	1,294,310

	Total Industrials	100,325,732	218,600	Sapient Corporation #	1,558,618

			78,600	ScanSource, Inc. #	2,108,838
Information Technology (17.7%)			50,000	SPSS, Inc. #	2,052,000
57,200	ADTRAN, Inc. ‡	1,492,348	54,800	Sybase, Inc. #	1,299,856
64,458	Avnet, Inc. #*	2,441,669	262,800	TIBCO Software, Inc. #*	2,136,564
71,500	Avocent Corporation #	1,955,525	129,600	Trimble Navigation, Ltd. #	4,280,688
175,700	BEA Systems, Inc. #‡	2,175,166	93,975	Varian Semiconductor
80,800	Benchmark Electronics, Inc. #	1,793,760		Equipment Associates, Inc. #	4,416,825
44,400	BMC Software, Inc. #	1,275,168	33,700	Verifone Holdings, Inc. #*	1,227,017
285,200	Brocade Communications #	2,007,808	50,900	ViaSat, Inc. #	1,457,267
41,900	Business Objects SA ADR #*	1,885,500	206,200	Wind River Systems, Inc. #	1,971,272
212,400	CNET Networks, Inc. #	1,599,372	80,100	Zebra Technologies
71,900	Cypress Semiconductor			Corporation #*	2,902,023

	Corporation #	1,801,814		Total Information
57,375	Diodes, Inc. #*	1,524,454		Technology	92,723,637

239,200	ECI Telecom, Ltd. #	2,231,736
40,700	Electronics for Imaging, Inc. #	1,068,782	Materials (5.5%)
67,800	Emulex Corporation #	1,342,440	78,700	Airgas, Inc. ±‡	3,675,290
161,300	Entrust, Inc. #	453,253	51,800	Albemarle Corporation ‡	2,083,914
48,200	Fairchild Semiconductor		124,000	AptarGroup, Inc. ‡	4,513,600
	International, Inc. #	879,650	39,157	Century Aluminum Company #	2,018,152
87,944	FLIR Systems, Inc. #*	3,838,756	95,000	Commercial Metals Company	2,929,800
118,900	Foundry Networks, Inc. #	2,091,451	17,700	Eagle Materials, Inc. *	774,021
141,800	Informatica Corporation #	1,976,692	31,200	Lubrizol Corporation	1,954,992
103,600	Ingram Micro, Inc. #	2,077,180	156,800	RPM International, Inc. *	3,686,368
150,400	Insight Enterprises, Inc. #	3,393,024	17,700	RTI International Metals, Inc. #*	1,402,548
102,900	Integrated Device		79,600	Silgan Holdings, Inc.	4,108,952
	Technology, Inc. #	1,674,183	23,700	Texas Industries, Inc. *	1,867,797

205,200	Ixia #	1,920,672		Total Materials	29,015,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (89.1%)	Value	Shares	Common Stock (89.1%)	Value

Telecommunications Services (0.9%)			51,200	PNM Resources, Inc.	$1,322,496
176,750	Iowa Telecommunications		53,600	UniSource Energy Corporation	1,631,048
	Services, Inc. *	$3,633,980	64,000	Vectren Corporation *	1,598,080
54,300	Time Warner Telecom, Inc. #	1,061,565	55,800	Westar Energy, Inc. *	1,284,516

	Total Telecommunications		Total Utilities		9,436,350

	Services	4,695,545

			Total Common Stock
Utilities (1.8%)			(cost $393,096,984)		466,114,920

54,800	AGL Resources, Inc. ‡	2,065,960
64,600	Cleco Corporation	1,534,250

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.7%)		Rate (+)	Date	Value

113,419,639	Thrivent Financial Securities Lending Trust		5.360%	N/A	$113,419,639

		Total Collateral Held for Securities Loaned
		(cost $113,419,639)			113,419,639

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (11.0%)		Rate (+)	Date	Value

$10,000,000	Amsterdam Funding Corporation		5.360%	8/1/2007	$10,000,000
3,000,000	Chariot Funding, LLC		5.280	8/3/2007	2,999,120
1,100,000	Federal National Mortgage Association ‡		5.080	12/14/2007	1,079,128
4,000,000	Jupiter Securitization Company, LLC		5.300	8/7/2007	3,996,467
5,000,000	Proctor & Gamble Company		5.280	8/7/2007	4,995,600
2,500,000	Thames Asset Global Securitization, Inc.		5.320	8/3/2007	2,499,261
19,637,380	Thrivent Money Market Fund		5.090	N/A	19,637,380
12,325,000	Total Capital SA		5.350	8/1/2007	12,325,000

		Total Short-Term Investments (cost $57,531,873)			57,531,956

		Total Investments (cost $564,048,496) 121.8%			$637,066,515

		Other Assets and Liabilities, Net (21.8%)			(113,814,019)

		Total Net Assets 100.0%			$523,252,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Futures	57	September 2007	$23,993,706	$22,258,500	($1,735,206)
Total Futures					($1,735,206)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $1,079,128 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $22,987,071 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$86,494,494
Gross unrealized depreciation	(13,476,475)

Net unrealized appreciation (depreciation)	$73,018,019
Cost for federal income tax purposes	$564,048,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary (15.0%)			2,200	JAKKS Pacific, Inc. #	$52,162
1,100	4Kids Entertainment, Inc. #*	$17,600	2,010	Jo-Ann Stores, Inc. #	47,858
3,775	Aaron Rents, Inc.	87,278	1,350	Joseph A. Bank Clothiers, Inc. #*	46,575
2,300	Arbitron, Inc.	114,540	3,900	K2, Inc. #	56,979
1,100	Arctic Cat, Inc.	19,932	2,000	Kellwood Company	51,280
1,200	Ashworth, Inc. #	8,472	1,300	Keystone Automotive
1,500	Audiovox Corporation #	15,180		Industries, Inc. #	60,788
1,000	Bassett Furniture Industries, Inc.	13,070	2,200	K-Swiss, Inc.	48,994
1,800	Big 5 Sporting Goods Corporation	38,466	1,400	Landry’s Restaurants, Inc.	37,086
1,100	Blue Nile, Inc. #*	83,171	4,100	La-Z-Boy, Inc. *	41,041
2,000	Bright Horizons Family		1,200	Libbey, Inc.	23,940
	Solutions, Inc. #	77,600	1,400	Lithia Motors, Inc.	28,826
3,450	Brown Shoe Company, Inc.	72,243	5,200	Live Nation, Inc. #	103,272
2,300	Building Materials Holding		3,600	LKQ Corporation #	102,348
	Corporation *	31,947	1,000	M/I Homes, Inc.	24,550
2,400	California Pizza Kitchen, Inc. #	45,552	1,600	Maidenform Brands, Inc. #	28,768
2,450	Cato Corporation	50,666	1,800	Marcus Corporation	35,424
2,650	CEC Entertainment, Inc. #	78,202	1,500	MarineMax, Inc. #	28,050
6,000	Champion Enterprises, Inc. #*	70,320	4,200	Men’s Wearhouse, Inc.	207,480
2,000	Charlotte Russe Holding, Inc. #	35,540	1,700	Meritage Homes Corporation #*	33,150
1,800	Children’s Place Retail		1,000	Midas, Inc. #	18,170
	Stores, Inc. #	61,398	2,300	Monaco Coach Corporation	32,085
2,800	Christopher & Banks Corporation	41,776	900	Monarch Casino & Resort, Inc. #	25,461
5,100	CKE Restaurants, Inc.	88,179	1,600	Movado Group, Inc.	45,184
1,300	Coachmen Industries, Inc.	10,374	2,100	Multimedia Games, Inc. #*	22,008
2,200	Coinstar, Inc. #	68,244	400	National Presto Industries, Inc.	22,460
1,800	Cost Plus, Inc. #*	12,762	2,500	Nautilus Group, Inc. *	24,600
500	CPI Corporation	29,370	2,000	O’Charley’s, Inc.	35,460
5,200	Crocs, Inc. #*	308,464	1,200	Oxford Industries, Inc.	48,480
800	Deckers Outdoor Corporation #	82,480	2,000	P.F. Chang’s China Bistro, Inc. #*	65,480
3,600	Dress Barn, Inc. #	65,484	2,500	Panera Bread Company #*	101,600
1,400	Drew Industries, Inc. #	48,692	1,900	Papa John’s International, Inc. #	52,117
2,500	Ethan Allen Interiors, Inc. *	85,400	1,100	Peet’s Coffee & Tea, Inc. #	26,389
3,400	Finish Line, Inc.	22,984	4,300	Pep Boys — Manny, Moe & Jack	72,799
5,000	Fleetwood Enterprises, Inc. #	47,300	1,900	PetMed Express, Inc. #	27,702
3,500	Fossil, Inc. #	89,425	4,700	Pinnacle Entertainment, Inc. #	124,597
3,100	Fred’s, Inc.	36,797	2,800	Polaris Industries, Inc. *	138,208
1,700	Genesco, Inc. #	85,935	3,875	Pool Corporation *	130,239
2,000	Group 1 Automotive, Inc.	75,040	700	Pre-Paid Legal Services, Inc. #	36,890
2,300	Guitar Center, Inc. #	133,515	9,600	Quiksilver, Inc. #	123,168
2,400	Gymboree Corporation #	103,320	6,200	Radio One, Inc. #	37,758
1,900	Haverty Furniture Companies, Inc.	21,185	2,500	RARE Hospitality
2,550	Hibbett Sports, Inc. #	65,356		International, Inc. #	66,900
3,575	Hot Topic, Inc. #	32,175	1,600	RC2 Corporation #	56,656
4,400	Iconix Brand Group, Inc. #*	87,032	1,300	Red Robin Gourmet Burgers, Inc. #	50,141
1,300	IHOP Corporation	84,799	1,000	Russ Berrie and Company, Inc. #	15,390
2,400	Jack in the Box, Inc. #	153,576	1,500	Ruth’s Chris Steak House, Inc. #	25,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary — continued			2,400	Lance, Inc.	$60,456
3,950	Select Comfort Corporation #*	$62,963	2,200	Longs Drug Stores Corporation	106,392
2,775	Shuffle Master, Inc. #*	40,321	1,200	Mannatech, Inc. *	11,292
2,100	Skechers USA, Inc. #	43,659	1,000	Nash Finch Company	40,270
700	Skyline Corporation	19,565	2,800	Performance Food Group
2,400	Sonic Automotive, Inc.	65,760		Company #	80,248
5,075	Sonic Corporation #	104,850	4,500	Playtex Products, Inc. #	80,595
3,500	Stage Stores, Inc.	62,440	2,100	Ralcorp Holdings, Inc. #	109,116
1,600	Stamps.com, Inc. #	18,320	1,200	Sanderson Farms, Inc.	47,844
1,000	Standard Motor Products, Inc.	12,450	1,700	Spartan Stores, Inc.	49,759
5,200	Standard Pacific Corporation *	77,012	3,000	Spectrum Brands, Inc. #*	13,170
2,300	Steak n Shake Company #	34,500	2,500	TreeHouse Foods, Inc. #	56,025
2,100	Stein Mart, Inc.	22,596	3,400	United Natural Foods, Inc. #	92,582
2,800	Stride Rite Corporation	57,036	700	USANA Health Sciences, Inc. #*	28,252
1,600	Sturm, Ruger & Company, Inc. #	31,248	1,500	WD-40 Company	49,785

2,000	Superior Industries			Total Consumer Staples	1,701,792

	International, Inc. *	37,000
4,200	Texas Roadhouse, Inc. #	49,854	Energy (6.3%)
2,700	Tractor Supply Company #*	128,304	2,100	Atwood Oceanics, Inc. #	144,060
5,100	Triarc Companies, Inc.	72,981	1,800	Bristow Group, Inc. #	85,374
2,500	Tuesday Morning Corporation	29,150	7,600	Cabot Oil & Gas Corporation ‡	259,920
2,500	Tween Brands, Inc. #	95,650	1,700	Carbo Ceramics, Inc.	76,636
1,100	UniFirst Corporation	41,316	1,900	Dril-Quip, Inc. #	91,181
1,200	Universal Electronic Inc. #	42,282	7,215	Helix Energy Solutions
1,800	Universal Technical			Group, Inc. #*	281,024
	Institute, Inc. #	38,934	1,800	Hornbeck Offshore Services, Inc. #* 77,490
700	Vertrue, Inc. #	34,587	5,600	Input/Output, Inc. #*	79,800
1,100	Volcom, Inc. #	39,028	1,200	Lufkin Industries, Inc.	71,052
2,600	Winnebago Industries, Inc. *	70,148	6,400	Massey Energy Company	136,640
2,800	WMS Industries, Inc. #	73,052	1,900	Matrix Service Company #	43,871
4,450	Wolverine World Wide, Inc.	120,417	1,300	NATO Group, Inc. #	60,177
3,900	Zale Corporation #	82,797	4,400	Oceaneering International, Inc. #‡	247,104

	Total Consumer		3,000	Penn Virginia Corporation	116,100
	Discretionary	6,892,654	1,100	Petroleum Development

				Corporation #	44,374
Consumer Staples (3.7%)			1,600	SEACOR Holdings, Inc. #	139,552
6,900	Alliance One International, Inc. #	59,685	4,900	St. Mary Land & Exploration
4,100	Casey’s General Stores, Inc.	102,213		Company	163,121
5,600	Central Garden & Pet Company #	68,544	2,200	Stone Energy Corporation #	71,500
1,500	Chattem, Inc. #*	84,240	2,300	Swift Energy Company #	98,302
6,000	Corn Products International, Inc.	267,720	5,700	TETRA Technologies, Inc. #	158,517
6,112	Flowers Foods, Inc.	125,296	3,600	Unit Corporation #	198,216
1,500	Great Atlantic & Pacific Tea		2,400	W-H Energy Services, Inc. #	153,792
	Company, Inc. #*	43,725	2,200	World Fuel Services Corporation	89,958

3,200	Hain Celestial Group, Inc. #	86,688		Total Energy	2,887,761

1,100	J & J Snack Foods Corporation	37,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Financials (14.8%)			3,500	Investment Technology
2,600	Acadia Realty Trust ‡	$59,878		Group, Inc. #	$139,860
1,500	Alabama National BanCorporation	80,055	1,500	Irwin Financial Corporation	17,580
1,600	Anchor BanCorp Wisconsin, Inc.	35,760	2,600	Kilroy Realty Corporation	167,518
4,400	Bank Mutual Corporation	46,200	2,300	Kite Realty Group Trust	36,708
3,600	BankAtlantic Bancorp, Inc.	31,572	4,200	LaBranche & Company, Inc. #*	27,174
2,600	BankUnited Financial Corporation	43,784	1,400	LandAmerica Financial Group, Inc.	107,226
3,000	Boston Private Financial		5,300	Lexington Corporate
	Holdings, Inc.	76,470		Properties Trust	100,011
4,900	Brookline Bancorp, Inc.	50,323	1,700	LTC Properties, Inc.	34,119
2,300	Cascade Bancorp *	50,163	2,200	MAF Bancorp, Inc.	115,544
2,300	Cash America International, Inc.	84,226	3,900	Medical Properties Trust, Inc. *	43,680
2,600	Central Pacific Financial		2,100	Mid-America Apartment
	Corporation	73,346		Communities, Inc.	94,773
3,575	Chittenden Corporation	119,584	1,700	Nara Bancorp, Inc.	25,092
3,600	Colonial Properties Trust	124,524	5,400	National Retail Properties, Inc.	116,964
2,400	Community Bank System, Inc.	43,176	1,400	Parkway Properties, Inc.	56,812
2,700	Corus Bankshares, Inc. *	43,902	4,500	Philadelphia Consolidated Holding
3,500	Delphi Financial Group, Inc.	140,595		Corporation #	162,630
2,150	Dime Community Bancshares	24,058	1,400	Piper Jaffray Companies #	67,088
1,500	Downey Financial Corporation	79,785	1,200	Portfolio Recovery
4,800	East West Bancorp, Inc.	175,968		Associates, Inc. *	62,700
1,900	EastGroup Properties, Inc.	78,356	1,800	Presidential Life Corporation	29,358
2,100	Entertainment Properties Trust	93,555	1,500	PrivateBancorp, Inc.	40,500
2,000	Essex Property Trust, Inc.	215,160	2,600	ProAssurance Corporation #	128,388
2,000	Financial Federal Corporation	56,700	2,900	Prosperity Bancshares, Inc.	82,128
6,700	First BanCorp *	61,640	2,655	Provident Bankshares Corporation	76,198
2,200	First Cash Financial		1,300	PS Business Parks, Inc.	66,430
	Services, Inc. #	47,938	2,200	Rewards Network, Inc. #	8,294
5,000	First Commonwealth Financial		1,600	RLI Corporation	92,800
	Corporation *	47,400	1,200	Safety Insurance Group, Inc.	39,960
2,600	First Financial Bancorp	31,798	800	SCPIE Holdings, Inc. #	17,976
1,200	First Indiana Corporation	37,620	4,600	Selective Insurance Group, Inc.	94,392
4,000	First Midwest Bancorp, Inc. *	131,560	6,000	Senior Housing Property Trust	103,680
2,400	First Republic Bank	131,400	2,400	Signature Bank #	74,136
1,300	FirstFed Financial Corporation #*	58,760	5,800	South Financial Group, Inc. *	125,048
3,100	Flagstar Bancorp, Inc.	33,170	1,700	Sovran Self Storage, Inc.	73,270
1,900	Franklin Bank Corporation #	20,387	1,500	Sterling Bancorp	21,825
5,400	Fremont General Corporation	31,158	5,975	Sterling Bancshares, Inc.	62,200
3,200	Frontier Financial Corporation	68,544	4,120	Sterling Financial Corporation	93,565
4,300	Glacier Bancorp, Inc.	81,915	1,500	Stewart Information Services
3,200	Hanmi Financial Corporation	46,400		Corporation	54,720
2,900	Hilb, Rogal and Hobbs Company	125,570	4,200	Susquehanna Bancshares, Inc.	72,660
1,685	Independent Bank Corporation	20,422	1,889	SWS Group, Inc.	33,341
1,500	Infinity Property & Casualty		2,500	Tanger Factory Outlet Centers, Inc.	83,575
	Corporation	66,060	1,600	Tower Group, Inc.	42,400
5,300	Inland Real Estate Corporation *	80,136	2,100	Tradestation Group, Inc. #	22,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Financials — continued			2,300	HealthExtras, Inc. #	$61,709
1,000	Triad Guaranty, Inc. #	$27,570	2,800	Healthways, Inc. #*	122,360
6,033	TrustCo Bank Corporation NY *	55,986	4,200	Hologic, Inc. #*	217,560
7,900	UCBH Holdings, Inc.	129,876	5,500	Hooper Holmes, Inc. #	14,410
5,100	Umpqua Holdings Corporation	97,002	1,100	ICU Medical, Inc. #	36,564
2,900	United Bankshares, Inc.	80,765	2,500	IDEXX Laboratories, Inc. #	250,650
3,300	United Community Banks, Inc.	77,385	5,412	Immucor, Inc. #	168,638
1,700	United Fire & Casual Company	58,514	1,500	Integra LifeSciences Holdings
5,475	Whitney Holding Corporation	136,820		Corporation #	74,475
1,300	Wilshire Bancorp, Inc.	13,351	2,600	Invacare Corporation	53,430
2,000	Wintrust Financial Corporation	78,820	2,300	inVentiv Health, Inc. #	81,604
1,394	World Acceptance Corporation #	44,873	900	Kendle International, Inc. #	33,255
3,000	Zenith National Insurance		900	Kensey Nash Corporation #	21,969
	Corporation	121,080	1,600	LCA-Vision, Inc.	56,816

	Total Financials	6,785,580	2,500	Martek Biosciences Corporation #*	64,050

			1,700	Matria Healthcare, Inc. #	43,911
Health Care (11.7%)			1,100	MedCath Corporation #	33,319
3,800	Allscripts Healthcare		3,100	Mentor Corporation *	121,985
	Solutions, Inc. #*	86,450	2,550	Meridian Bioscience, Inc.	56,942
2,600	Alpharma, Inc. ‡	64,454	2,100	Merit Medical Systems, Inc. #	23,499
2,033	Amedisys, Inc. #	76,962	6,300	MGI Pharma, Inc. #	157,689
5,700	American Medical Systems		2,000	Noven Pharmaceuticals, Inc. #	35,520
	Holdings, Inc. #*	104,196	2,650	Odyssey Healthcare, Inc. #	28,646
4,100	AMERIGROUP Corporation #‡	113,488	2,200	Option Care, Inc.	42,658
2,700	AMN Healthcare Services, Inc. #	57,969	1,400	Osteotech, Inc. #	10,038
2,400	AmSurg Corporation #	60,336	3,300	Owens & Minor, Inc.	126,885
1,100	Analogic Corporation	73,029	1,500	Palomar Medical
2,200	ArQule, Inc. #	12,496		Technologies, Inc. #	47,895
2,100	ArthroCare Corporation #	106,302	2,100	PAREXEL International
1,900	BioLase Technology, Inc. #	13,395		Corporation #	84,903
1,300	Bradley Pharmaceuticals, Inc. #	20,852	3,900	Pediatrix Medical Group, Inc. #	210,444
2,300	Cambrex Corporation	31,418	2,700	PharMerica Corporation #§	45,279
3,400	Centene Corporation #	73,474	1,400	Pharmnet Development Group #	39,200
2,000	Chemed Corporation	126,560	1,800	PolyMedica Corporation	72,702
2,200	CONMED Corporation #	61,380	1,400	Possis Medical, Inc. #	15,568
3,600	Cooper Companies, Inc.	180,468	5,300	PSS World Medical, Inc. #*	91,319
1,800	Cross Country Healthcare, Inc. #	29,466	5,200	Regeneron Pharmaceuticals, Inc. #	77,428
1,750	CryoLife, Inc. #	16,712	1,500	RehabCare Group, Inc. #	21,255
1,700	Cyberonics, Inc. #*	23,800	1,600	Res-Care, Inc. #	31,088
1,100	Datascope Corporation	37,851	5,800	Respironics, Inc. #	265,350
1,500	Dionex Corporation #	102,015	3,700	Savient Pharmaceuticals, Inc. #	43,808
1,800	DJO, Inc. #	85,464	2,300	Sciele Pharma, Inc. #	53,337
2,522	Enzo Biochem, Inc. #	32,231	4,400	Sierra Health Services, Inc. #	178,816
2,100	Gentiva Health Services, Inc. #	41,937	3,600	Sunrise Senior Living, Inc. #*	143,136
1,800	Greatbatch Technologies, Inc. #	55,854	1,200	SurModics, Inc. #*	55,044
2,000	Haemonetics Corporation #	98,840	2,700	Symmetry Medical, Inc. #	40,311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Health Care — continued			2,300	Gibraltar Industries, Inc.	$44,413
2,700	Theragenics Corporation #	$10,665	2,120	Griffon Corporation #	37,248
5,500	ViroPharma, Inc. #*	70,675	2,150	Healthcare Services Group, Inc.	59,598
700	Vital Signs, Inc.	36,407	4,601	Heartland Express, Inc. *	68,601

	Total Health Care	5,360,611	1,400	Heidrick & Struggles

				International, Inc. #	75,236
Industrials (19.4%)			3,100	Hub Group, Inc. #	105,462
1,900	A.O. Smith Corporation	92,245	6,525	IDEX Corporation	236,270
1,600	A.S.V., Inc. #*	23,344	2,100	Insituform Technologies, Inc. #*	34,692
2,900	AAR Corporation #±	86,507	4,300	Interface, Inc.	79,249
3,500	ABM Industries, Inc.	88,060	1,900	Kaman Corporation	63,631
3,400	Acuity Brands, Inc. ‡	200,940	6,100	Kansas City Southern, Inc. #	210,511
1,900	Administaff, Inc. ‡	62,130	2,200	Kaydon Corporation	117,062
2,300	Albany International Corporation	86,204	4,200	Kirby Corporation #	170,142
900	Angelica Corporation	19,647	4,525	Knight Transportation, Inc. *	79,821
2,300	Apogee Enterprises, Inc.	59,248	3,600	Labor Ready, Inc. #	84,816
2,975	Applied Industrial		4,400	Landstar System, Inc.	200,024
	Technologies, Inc.	84,460	400	Lawson Products, Inc.	14,048
1,000	Applied Signal Technology, Inc.	14,560	4,600	Lennox International, Inc.	176,180
2,000	Arkansas Best Corporation	72,060	1,000	Lindsay Manufacturing Company *	40,660
2,400	Armor Holdings, Inc. #	211,152	1,400	Lydall, Inc. #	16,170
1,500	Astec Industries, Inc. #	78,255	2,400	MagneTek, Inc. #	11,328
3,300	Baldor Electric Company	150,612	4,900	Manitowoc Company, Inc.	380,585
3,100	Barnes Group, Inc.	96,720	2,500	Mesa Air Group, Inc. #	16,625
3,425	Belden, Inc.	187,622	2,800	Mobile Mini, Inc. #	79,996
2,200	Bowne & Company, Inc.	38,148	3,325	Moog, Inc. #	142,376
4,200	Brady Corporation	146,958	3,000	Mueller Industries, Inc.	110,640
4,000	Briggs & Stratton Corporation *	113,440	1,500	NCI Building Systems, Inc. #	72,540
2,100	C&D Technologies, Inc. #	10,122	2,200	Old Dominion Freight Line #	63,492
700	Cascade Corporation	47,453	2,700	On Assignment, Inc. #	27,081
1,100	CDI Corporation	31,119	2,500	Regal-Beloit Corporation	126,800
2,150	Ceradyne, Inc. #	160,454	1,300	Robbins & Myers, Inc.	68,549
4,000	CLARCOR, Inc.	139,160	1,500	School Specialty, Inc. #	51,660
900	Consolidated Graphics, Inc. #	59,319	6,400	Shaw Group, Inc. #*	340,608
1,400	Cubic Corporation	38,542	3,000	Simpson Manufacturing
3,500	Curtiss-Wright Corporation	152,495		Company, Inc. *	101,490
1,300	EDO Corporation	42,965	5,100	SkyWest, Inc.	113,781
2,500	EGL, Inc. #	117,925	4,400	Spherion Corporation #	38,852
5,000	EMCOR Group, Inc. #	179,500	1,000	Standard Register Company	13,440
1,700	EnPro Industries, Inc. #	66,946	1,000	Standex International Corporation	23,700
2,000	Esterline Technologies		2,800	Teledyne Technologies, Inc. #	124,236
	Corporation #	92,580	4,600	Tetra Tech, Inc. #	96,738
2,300	Forward Air Corporation	78,361	3,100	Toro Company	174,282
3,000	Frontier Airlines Holdings, Inc. #*	15,900	2,200	Tredegar Corporation	40,392
1,700	G & K Services, Inc.	63,342	1,300	Triumph Group, Inc.	99,073
4,200	Gardner Denver, Inc. #	174,678	2,200	United Stationers, Inc. #	140,228
4,400	GenCorp, Inc. #	52,008	1,400	Universal Forest Products, Inc.	55,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Industrials — continued			3,600	Cognex Corporation	$75,708
4,200	URS Corporation #	$206,892	2,500	Coherent, Inc. #	72,375
1,300	Valmont Industries, Inc.	98,267	1,900	Cohu, Inc.	37,981
1,600	Viad Corporation	57,520	1,800	Comtech Telecommunications
1,600	Vicor Corporation	20,112		Corporation #	78,246
1,050	Volt Information Sciences, Inc. #	16,359	2,300	Concur Technologies, Inc. #*	54,878
2,500	Wabash National Corporation	31,775	2,800	CTS Corporation	35,672
5,475	Waste Connections, Inc. #	169,725	2,900	Cymer, Inc. #	123,975
2,000	Watsco, Inc.	99,820	2,500	Daktronics, Inc. *	53,150
3,400	Watson Wyatt Worldwide, Inc.	151,470	2,200	Digi International, Inc. #	31,416
2,300	Watts Water Technologies, Inc.	80,293	2,250	Diodes, Inc. #*	59,782
2,300	Woodward Governor Company	132,825	2,700	Ditech Networks, Inc. #	20,142

	Total Industrials	8,927,949	2,300	DSP Group, Inc. #	40,986

			3,700	eFunds Corporation #	132,275
Information Technology (17.2%)			2,500	Electro Scientific
2,100	Actel Corporation #	24,780		Industries, Inc. #	54,875
9,400	Adaptec, Inc. #	32,900	4,700	Epicor Software Corporation #	61,382
2,800	Advanced Energy Industries, Inc. #	49,588	1,800	EPIQ Systems, Inc. #	30,690
6,000	Aeroflex, Inc. #‡	84,180	2,900	Exar Corporation #	40,977
2,400	Agilysys, Inc.	46,104	3,000	FactSet Research Systems, Inc.	197,970
5,100	AMIS Holdings, Inc. #	52,581	2,000	FEI Company #	57,360
2,400	Anixter International, Inc. #	198,360	5,200	FLIR Systems, Inc. #*	226,980
1,400	Ansoft Corporation #	35,406	2,000	Gerber Scientific, Inc. #	20,760
6,100	ANSYS, Inc. #	158,844	1,900	Gevity HR, Inc.	28,557
8,700	Arris Group, Inc. #	128,934	6,200	Harmonic, Inc. #	54,994
2,700	ATMI, Inc. #‡	78,246	2,100	Hutchinson Technology, Inc. #	42,126
2,100	Authorize.Net Holdings, Inc. #	36,393	6,900	Informatica Corporation #	96,186
3,247	Avid Technology, Inc. #*	104,229	2,600	InfoSpace, Inc.	54,132
8,000	Axcelis Technologies, Inc. #	44,400	3,850	Insight Enterprises, Inc. #	86,856
900	Bankrate, Inc. #	40,365	1,900	Inter-Tel, Inc.	47,158
1,000	Bel Fuse, Inc.	30,240	1,700	Intevac, Inc. #	27,625
2,500	Bell Microproducts, Inc. #	15,700	2,400	Itron, Inc. #*	190,632
5,750	Benchmark Electronics, Inc. #‡	127,650	3,900	J2 Global Communication, Inc. #	127,296
1,400	Black Box Corporation	56,350	2,300	JDA Software Group, Inc. #	52,003
3,500	Blackbaud, Inc.	73,290	1,200	Keithley Instruments, Inc.	12,960
1,100	Blue Coat Systems, Inc. #	53,603	2,400	Komag, Inc. #	76,824
6,520	Brightpoint, Inc. #	85,608	5,400	Kopin Corporation #	20,574
5,553	Brooks Automation, Inc. #	97,566	4,500	Kulicke and Soffa
1,800	Cabot Microelectronics			Industries, Inc. #	42,120
	Corporation #	76,734	1,800	Littelfuse, Inc. #	58,662
2,400	CACI International, Inc. #	106,656	1,400	LoJack Corporation #	29,848
2,200	Captaris, Inc. #	11,286	2,200	Manhattan Associates, Inc. #	61,314
800	Catapult Communications		1,500	ManTech International
	Corporation #	6,816		Corporation #	48,990
3,900	C-COR, Inc. #	52,455	1,700	MAXIMUS, Inc.	71,043
3,100	Checkpoint Systems, Inc. #	71,517	1,900	Mercury Computer Systems, Inc. #	20,767
4,300	CIBER, Inc. #	32,637	3,000	Methode Electronics, Inc.	48,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Information Technology — continued			9,400	Trimble Navigation, Ltd. #	$310,482
3,200	MICROS Systems, Inc. #	$170,496	3,000	TTM Technologies, Inc. #	39,120
6,000	Microsemi Corporation #*	139,860	2,000	Ultratech, Inc. #	25,080
2,400	MIVA, Inc. #	15,480	5,200	United Online, Inc.	73,424
2,900	MKS Instruments, Inc. #	65,830	6,175	Varian Semiconductor Equipment
1,400	MTS Systems Corporation	58,450		Associates, Inc. #	290,225
3,700	Napster, Inc. #	10,323	2,600	Veeco Instruments, Inc. #	47,580
1,600	Neoware Systems, Inc. #	25,296	2,000	ViaSat, Inc. #	57,260
2,700	NETGEAR, Inc. #	74,682	3,500	Websense, Inc. #	69,860
2,100	Network Equipment		2,400	X-Rite, Inc.	32,400

	Technologies, Inc. #	19,824		Total Information
3,000	Newport Corporation #	39,210		Technology	7,926,284

2,400	Novatel Wireless, Inc. #	51,672
1,600	Park Electrochemical Corporation	47,440	Materials (5.5%)
1,800	PC TEL, Inc. #	14,706	2,000	A. Schulman, Inc.	46,440
2,100	Pericom Semiconductor		1,200	A.M. Castle & Company	39,624
	Corporation #	22,428	1,700	AMCOL International
2,100	Phoenix Technologies, Ltd. #	24,213		Corporation	48,671
1,500	Photon Dynamics, Inc. #	16,140	5,500	AptarGroup, Inc.	200,200
3,300	Photronics, Inc. #	46,266	2,000	Arch Chemicals, Inc.	70,760
1,400	Planar Systems, Inc. #	10,430	1,600	Brush Engineered
3,700	Plexus Corporation #	89,725		Materials, Inc. #	60,592
3,200	Progress Software Corporation #	96,800	3,100	Buckeye Technologies, Inc. #	47,523
1,400	Quality Systems, Inc.	54,236	2,400	Caraustar Industries, Inc. #	11,568
2,200	Radiant Systems, Inc. #	30,580	2,200	Century Aluminum Company #	113,388
1,800	RadiSys Corporation #	21,132	3,800	Chaparral Steel Company	319,352
1,300	Rogers Corporation #	46,982	1,600	Chesapeake Corporation	17,840
1,900	Rudolph Technologies, Inc. #	29,735	3,300	Cleveland-Cliffs, Inc. *	228,591
2,100	ScanSource, Inc. #	56,343	900	Deltic Timber Corporation	46,791
5,300	Secure Computing Corporation #	41,870	2,800	Georgia Gulf Corporation *	45,332
1,000	SI International, Inc. #	29,130	4,800	H.B. Fuller Company	132,624
12,900	Skyworks Solutions, Inc. #	102,168	3,400	Headwaters, Inc. #*	54,842
2,100	Sonic Solutions, Inc. #	23,478	1,100	Material Sciences Corporation #	12,100
1,500	SPSS, Inc. #	61,560	2,198	Myers Industries, Inc.	47,015
1,700	Standard Microsystems		1,200	Neenah Paper, Inc.	46,476
	Corporation #	56,763	2,400	OM Group, Inc. #	116,256
900	StarTek, Inc.	9,864	3,400	OMNOVA Solutions, Inc. #	19,244
800	Stratasys, Inc. #	35,208	900	Penford Corporation	32,157
1,100	Supertex, Inc. #	38,401	7,300	PolyOne Corporation #	54,896
2,300	Sykes Enterprises, Inc. #	38,502	800	Quaker Chemical Corporation	17,376
3,750	Symmetricom, Inc. #	27,975	2,975	Quanex Corporation	134,054
2,000	Synaptics, Inc. #	70,240	2,700	Rock-Tenn Company	82,944
5,850	Take-Two Interactive		1,800	RTI International Metals, Inc. #	142,632
	Software, Inc. #*	103,136	2,100	Ryerson, Inc. *	67,389
3,200	Technitrol, Inc.	83,200	1,400	Schweitzer-Mauduit
5,200	THQ, Inc. #	149,552		International, Inc.	31,962
1,100	Tollgrade Communications, Inc. #	11,352	2,200	Texas Industries, Inc.	173,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)		Value

Materials — continued			4,500	Cleco Corporation		$106,875
3,300	Tronox, Inc.	$37,917	3,700	El Paso Electric Company #		86,099
3,600	Wausau-Mosinee Paper Corporation 40,284		5,600	Energen Corporation		296,296

	Total Materials	2,540,222	1,900	Laclede Group, Inc.		56,145

			2,300	New Jersey Resources Corporation 108,100
Telecommunications Services (0.2%)			2,200	Northwest Natural Gas Company		91,674
1,500	CT Communications, Inc.	45,975	5,900	Piedmont Natural Gas
3,500	General Communication, Inc. #	40,285		Company, Inc. *		136,821

	Total Telecommunications		2,400	South Jersey Industries, Inc.		78,648
	Services	86,260	8,456	Southern Union Company ‡		261,121

			3,500	Southwest Gas Corporation		108,780
Utilities (4.8%)			8,400	UGI Corporation		216,804
2,500	ALLETE, Inc. ‡	109,600	1,999	UIL Holdings Corporation		59,130
1,400	American States Water Company	51,646	2,900	UniSource Energy Corporation		88,247

7,100	Atmos Energy Corporation	199,297		Total Utilities		2,223,765

4,100	Avista Corporation	81,262

1,000	Central Vermont Public Service			Total Common Stock
	Corporation	34,000		(cost $30,877,077)		45,332,878

1,200	CH Energy Group, Inc.	53,220

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.0%)			Rate (+)	Date	Value

6,428,711	Thrivent Financial Securities Lending Trust		5.360%	N/A		$6,428,711

	Total Collateral Held for Securities Loaned
	(cost $6,428,711)					6,428,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.8%)	Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡	5.080%	12/14/2007	$122,628
684,037	Thrivent Money Market Fund	5.090	N/A	684,037

	Total Short-Term Investments (cost $806,656)			806,665

	Total Investments (cost $38,112,444) 114.4%			$52,568,254

	Other Assets and Liabilities, Net (14.4%)			(6,608,164)

	Total Net Assets 100.0%			$45,960,090

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell Mini-Futures	9	September 2007	$764,625	$702,900	($61,725)
Total Futures					($61,725)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $122,628 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,299,002 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,255,283
Gross unrealized depreciation	(2,799,473)

Net unrealized appreciation (depreciation)	$14,455,810
Cost for federal income tax purposes	$38,112,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Consumer Discretionary (13.4%)			Energy (6.4%)
17,700	Abercrombie & Fitch Company	$1,237,230	48,700	Cameron International
30,500	Chipotle Mexican Grill, Inc. #*	2,694,370		Corporation #*	$3,798,600
98,300	Circuit City Stores, Inc. *	1,169,770	36,000	Devon Energy Corporation *	2,685,960
27,400	Clear Channel Outdoor		35,300	Diamond Offshore
	Holdings, Inc. #	752,130		Drilling, Inc. *	3,642,254
152,650	Coldwater Creek, Inc. #*	3,005,678	18,200	GlobalSantaFe Corporation	1,305,122
126,800	Corinthian Colleges, Inc. #	1,707,996	32,900	Nabors Industries, Ltd. #	961,996
35,100	Crocs, Inc. #*	2,082,132	13,100	National Oilwell Varco, Inc. #	1,573,441
57,000	DeVry, Inc.	1,846,800	42,600	Peabody Energy Corporation *	1,800,276
59,800	DreamWorks Animation		43,900	Southwestern Energy Company #	1,783,657
	SKG, Inc. #	1,853,800	44,900	Ultra Petroleum Corporation #	2,482,521
26,400	Focus Media Holding,		31,750	VeraSun Energy Corporation #*	450,850
	Ltd. ADR #*	1,090,584	20,142	XTO Energy, Inc.	1,098,343

41,000	GameStop Corporation #	1,654,350		Total Energy	21,583,020

62,500	Iconix Brand Group, Inc. #*	1,236,250
84,700	International Game Technology	2,991,604	Financials (7.7%)
30,900	ITT Educational Services, Inc. #	3,264,894	8,899	Affiliated Managers
94,600	Leapfrog Enterprises, Inc. #*	855,184		Group, Inc. #*	1,005,587
2,650	Lululemon Athletica, Inc. #§	85,171	14,500	AllianceBernstein Holding, LP	1,216,840
55,200	Newell Rubbermaid, Inc.	1,460,040	71,100	Annaly Capital
171,200	Quiksilver, Inc. #	2,196,496		Management, Inc.	1,027,395
62,300	Scientific Games Corporation #*	2,137,513	51,400	Assurant, Inc.	2,607,008
54,200	Shuffle Master, Inc. #*	787,526	2,300	CME Group, Inc.	1,270,750
98,200	Staples, Inc.	2,260,564	60,400	E*TRADE Financial
27,300	Starwood Hotels & Resorts			Corporation #	1,118,608
	Worldwide, Inc.	1,718,808	17,700	Greenhill & Company, Inc. *	1,026,600
27,900	Texas Roadhouse, Inc. #	331,173	31,600	Highland Distressed
43,000	Tween Brands, Inc. #	1,645,180		Opportunities, Inc. *	376,988
26,200	Under Armour, Inc. #*	1,608,942	9,400	IntercontinentalExchange, Inc. #	1,420,622
63,800	Urban Outfitters, Inc. #	1,279,828	39,500	Lazard, Ltd. *	1,462,685
38,100	Volcom, Inc. #	1,351,788	11,350	Legg Mason, Inc.	1,021,500
93,300	XM Satellite Radio		42,500	Northern Trust Corporation *	2,654,550
	Holdings, Inc. #	1,068,285	13,700	Nymex Holdings, Inc. *	1,705,650

	Total Consumer		32,100	PartnerRe, Ltd. *	2,280,063
	Discretionary	45,374,086	26,700	Portfolio Recovery

				Associates, Inc. *	1,395,075
Consumer Staples (3.0%)			83,200	T. Rowe Price Group, Inc.	4,337,216

31,400	Andersons, Inc. *	1,346,118		Total Financials	25,927,137

23,400	Bare Escentuals, Inc. #	660,114
26,700	Clorox Company	1,614,282	Health Care (17.5%)
75,000	Coca-Cola Enterprises, Inc.	1,699,500	79,100	Advanced Medical Optics, Inc. #*	2,391,193
103,900	Pepsi Bottling Group, Inc.	3,476,494	55,200	Affymetrix, Inc. #*	1,345,776
40,200	Whole Foods Market, Inc. *	1,489,008	80,700	Alkermes, Inc. #*±	1,149,168

	Total Consumer Staples	10,285,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Health Care — continued			17,700	Huron Consulting Group, Inc. #	$1,202,361
39,800	Allscripts Healthcare		15,000	ITT Corporation	943,200
	Solutions, Inc. #*	$905,450	33,200	Jacobs Engineering
73,100	Amylin Pharmaceuticals, Inc. #*	3,399,881		Group, Inc. #*	2,046,116
40,800	Biogen Idec, Inc. #*	2,306,832	43,400	Joy Global, Inc.	2,147,866
46,500	BioMarin Pharmaceutical, Inc. #*	839,790	38,000	KBR, Inc. #	1,219,420
44,800	C.R. Bard, Inc.	3,515,456	49,600	Precision Castparts Corporation	6,798,176
11,100	Cephalon, Inc. #*	834,054	15,400	Rockwell Automation, Inc.	1,077,846
38,475	Coventry Health Care, Inc. #	2,147,290	28,100	Rockwell Collins, Inc.	1,930,470
71,700	Cubist Pharmaceuticals, Inc. #	1,653,402	26,300	Roper Industries, Inc.	1,577,474
14,850	DaVita, Inc. #	786,159	51,800	Spirit Aerosystems
54,300	Endo Pharmaceutical			Holdings, Inc. #	1,880,340
	Holdings, Inc. #	1,846,743	61,300	Stericycle, Inc. #	2,938,722
42,300	Foxhollow Technologies, Inc. #*	1,085,841	15,100	Textron, Inc.	1,704,639
63,000	Gen-Probe, Inc. #	3,969,630	38,700	US Airways Group, Inc. #	1,200,087

41,400	Genzyme Corporation #	2,611,098		Total Industrials	42,509,829

42,200	Hologic, Inc. #*	2,185,960
14,900	Intuitive Surgical, Inc. #*	3,167,889	Information Technology (24.9%)
55,300	Kyphon, Inc. #*	3,628,786	130,700	Activision, Inc. #	2,236,277
58,800	Mannkind Corporation #*	620,928	90,234	Adobe Systems, Inc. #	3,635,528
23,100	Millipore Corporation #	1,815,891	46,000	Akamai Technologies, Inc. #	1,562,160
67,900	NuVasive, Inc. #	1,947,372	25,400	Amphenol Corporation	870,204
53,100	Patterson Companies, Inc. #*	1,904,697	221,600	BEA Systems, Inc. #	2,743,408
57,600	Pharmaceutical Product		82,000	Broadcom Corporation #	2,690,420
	Development, Inc.	1,929,600	151,100	Cadence Design Systems, Inc. #	3,233,540
31,100	Sepracor, Inc. #	874,843	25,200	China GrenTech Corporation,
19,500	Shire Pharmaceuticals			Ltd. ADR #*	229,320
	Group plc ADR	1,438,905	51,700	CIENA Corporation #*	1,888,601
63,800	St. Jude Medical, Inc. #	2,752,332	154,500	CNET Networks, Inc. #	1,163,385
45,900	Thermo Electron Corporation #	2,396,439	42,600	Cogent, Inc. #*	567,006
65,900	Thoratec Corporation #	1,279,119	13,876	Cognizant Technology Solutions
25,600	VCA Antech, Inc. #	1,007,104		Corporation #	1,123,678
43,900	Vertex Pharmaceuticals, Inc. #	1,417,970	46,500	Corning, Inc. #	1,108,560

	Total Health Care	59,155,598	69,800	Cree, Inc. #*	1,788,276

			46,000	Electronic Arts, Inc. #	2,237,440
Industrials (12.6%)			125,000	Emulex Corporation #	2,475,000
43,450	Aecom Technology Corporation #	1,127,528	37,600	F5 Networks, Inc. #	3,259,544
45,200	BE Aerospace, Inc. #	1,833,312	51,200	Fiserv, Inc. #	2,530,304
22,900	C.H. Robinson Worldwide, Inc. *	1,114,085	44,100	FormFactor, Inc. #	1,692,999
15,000	Corporate Executive		93,600	Foundry Networks, Inc. #	1,646,424
	Board Company	1,011,300	169,100	Integrated Device
33,740	Expeditors International of			Technology, Inc. #*	2,751,257
	Washington, Inc.	1,507,503	104,600	Intersil Corporation	3,059,550
41,800	Flowserve Corporation	3,020,886	64,700	Isilon Systems, Inc. #*	617,885
41,400	Foster Wheeler, Ltd. #	4,652,946	130,862	JDS Uniphase Corporation #*	1,875,252
38,400	FTI Consulting, Inc. #	1,575,552	15,480	KLA-Tencor Corporation	879,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Information Technology — continued			Materials (4.3%)
128,800	Marvell Technology		35,300	Air Products and Chemicals, Inc.	$3,048,861
	Group, Ltd. #	$2,318,400	9,400	Allegheny Technologies, Inc.	986,342
43,000	McAfee, Inc. #	1,541,980	99,100	Bemis Company, Inc.	2,920,477
50,600	Monster Worldwide, Inc. #	1,967,834	33,600	Celanese Corporation	1,260,000
57,100	NAVTEQ Corporation #	3,090,823	30,700	Newmont Mining Corporation	1,281,725
115,800	Network Appliance, Inc. #	3,281,772	64,200	Praxair, Inc.	4,919,004

78,800	Nuance Communications, Inc. #* 1,298,624			Total Materials	14,416,409

64,000	NVIDIA Corporation #	2,928,640
33,200	OpNext, Inc. #	405,372	Telecommunications Services (6.6%)
95,300	Opsware, Inc. #*	1,343,730	43,710	American Tower Corporation #	1,820,959
207,300	Powerwave Technologies, Inc. #*	1,355,742	53,400	Clearwire Corporation #*	1,523,502
268,200	RF Micro Devices, Inc. #*	1,861,308	380,823	Level 3 Communications, Inc. #*	1,991,704
57,600	SanDisk Corporation #*	3,089,088	61,700	NeuStar, Inc. #*	1,779,428
102,400	Seagate Technology	2,407,424	63,400	NII Holdings, Inc. #	5,326,870
90,000	Synopsys, Inc. #	2,201,400	81,700	Rogers Communications, Inc.	3,700,193
109,500	Tellabs, Inc. #	1,242,825	85,000	SBA Communications
32,800	THQ, Inc. #	943,328		Corporation #	2,832,200
116,600	TIBCO Software, Inc. #	947,958	168,400	Time Warner Telecom, Inc. #	3,292,220

71,600	VeriSign, Inc. #	2,125,804		Total Telecommunications
48,400	Western Digital Corporation #	1,033,340		Services	22,267,076

39,000	Xilinx, Inc.	975,000

	Total Information			Total Common Stock
	Technology	84,225,519		(cost $275,174,958)	325,744,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (27.0%)	Rate (+)	Date	Value

91,369,892	Thrivent Financial Securities Lending Trust	5.360%	N/A	$91,369,892

	Total Collateral Held for Securities Loaned
	(cost $91,369,892)			91,369,892

		Interest	Maturity
Shares	Short-Term Investments (3.7%)	Rate (+)	Date	Value

12,570,741	Thrivent Money Market Fund	5.090%	N/A	$12,570,741

	Total Short-Term Investments (at amortized cost)			12,570,741

	Total Investments (cost $379,115,591) 127.1%			$429,684,823

	Other Assets and Liabilities, Net (27.1%)			(91,552,970)

	Total Net Assets 100.0%			$338,131,853

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,357,908
Gross unrealized depreciation	(13,788,676)

Net unrealized appreciation (depreciation)	$50,569,232
Cost for federal income tax purposes	$379,115,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Consumer Discretionary (10.7%)			Financials (26.8%)
1,663	BorgWarner, Inc.	$143,766	10,141	Ambac Financial Group, Inc. *	$680,968
4,221	Boyd Gaming Corporation	186,146	12,829	Apartment Investment &
96,025	Charter Communications, Inc. #*	389,862		Management Company *	542,025
29,744	Ford Motor Company *	253,121	5,361	Assurant, Inc.	271,910
4,491	Fortune Brands, Inc.	365,118	10,982	Astoria Financial Corporation	258,626
3,091	Goodyear Tire & Rubber		3,895	Bear Stearns Companies, Inc.	472,152
	Company #	88,774	9,657	Brandywine Realty Trust	232,927
23,442	H&R Block, Inc. *	467,668	8,400	CIT Group, Inc.	345,912
7,596	J.C. Penney Company, Inc.		8,972	Commerce Bancorp, Inc. *	300,113
	(Holding Company) *	516,832	5,692	Commerce Bancshares, Inc.	253,009
7,982	Johnson Controls, Inc. *	903,163	19,761	DCT Industrial Trust, Inc.	193,658
6,586	Lennar Corporation	201,927	4,929	Developers Diversified Realty
19,674	Newell Rubbermaid, Inc.	520,377		Corporation	236,592
5,807	Ross Stores, Inc.	167,997	5,128	E*TRADE Financial Corporation #	94,971
6,712	Tenneco, Inc. #	236,934	2,384	Equity Residential REIT	94,907

	Total Consumer		5,314	Everest Re Group, Ltd.	522,100
	Discretionary	4,441,685	3,843	First Horizon National Corporation	121,900

			12,265	Highwoods Properties, Inc.	398,980
Consumer Staples (5.6%)			21,860	Hudson City Bancorp, Inc.	267,129
9,706	Clorox Company	586,825	23,796	KeyCorp *	825,483
6,838	Coca-Cola Enterprises, Inc.	154,949	2,947	Lazard, Ltd.	109,127
1,958	Loews Corporation —		10,360	Liberty Property Trust	388,604
	Carolina Group	148,397	6,737	M&T Bank Corporation	716,076
3,174	Pepsi Bottling Group, Inc.	106,202	7,040	Mack-Cali Realty Corporation	271,744
3,382	Reynolds American, Inc.	206,877	2,079	MGIC Investment Corporation *	80,374
8,004	Safeway, Inc.	255,087	8,883	Northern Trust Corporation	554,832
2,687	Smithfield Foods, Inc. #	83,458	1,684	Nuveen Investments	102,960
18,476	SUPERVALU, Inc.	769,895	4,526	PartnerRe, Ltd.	321,482

	Total Consumer Staples	2,311,690	10,760	Pennsylvania Real Estate

				Investment Trust *	418,994
Energy (12.2%)			2,604	Philadelphia Consolidated
8,271	EOG Resources, Inc.	579,797		Holding Corporation #	94,109
13,830	Hess Corporation	846,396	3,876	PMI Group, Inc.	132,055
34,341	Range Resources Corporation	1,275,425	1,737	Radian Group, Inc.	58,554
3,697	Smith International, Inc.	227,033	3,330	RenaissanceRe Holdings, Ltd.	191,475
1,124	Teekay Shipping Corporation	63,023	7,945	UnumProvident Corporation	193,064
2,525	Tesoro Petroleum Corporation *	125,745	4,135	Vornado Realty Trust *	442,569
3,737	Ultra Petroleum Corporation #	206,619	12,288	Webster Financial Corporation *	534,036
4,596	Weatherford International, Ltd. #	254,297	2,375	XL Capital, Ltd.	184,918
1,985	W-H Energy Services, Inc. #	127,199	2,550	Zions Bancorporation	190,102

41,083	Williams Companies, Inc.	1,324,927		Total Financials	11,098,437

	Total Energy	5,030,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Health Care (2.3%)			Materials (4.5%)
1,896	Coventry Health Care, Inc. #	$105,816	6,887	Airgas, Inc.	$321,623
2,064	Health Net, Inc. #	102,251	2,835	Albemarle Corporation	114,052
13,883	IMS Health, Inc.	390,529	27,219	Chemtura Corporation	283,894
12,821	PerkinElmer, Inc.	356,808	7,769	Commercial Metals Company	239,596

	Total Health Care	955,404	1,525	Cytec Industries, Inc.	102,160

			30,885	Domtar Corporation #	293,716
Industrials (10.5%)			1,950	Nucor Corporation	97,890
2,137	Alliant Techsystems, Inc. #	211,798	3,336	Ternium SA ADR	102,982
45,821	Allied Waste Industries, Inc. #*	589,716	2,940	United States Steel Corporation	288,973

4,712	American Standard			Total Materials	1,844,886

	Companies, Inc.	254,684
3,700	Avis Budget Group, Inc. #	94,979	Telecommunications Services (3.9%)
2,743	ChoicePoint, Inc. #	106,264	38,591	Cincinnati Bell, Inc. #	199,130
10,146	Cooper Industries, Ltd.	536,926	10,619	Embarq Corporation	656,148
3,502	Eaton Corporation	340,324	9,383	Metropcs Communications, Inc. # 343,605
5,293	Joy Global, Inc.	261,951	47,093	Qwest Communications
3,773	Landstar System, Inc.	171,521		International, Inc. #*	401,703

5,809	Lennox International, Inc.	222,485		Total Telecommunications
4,644	Norfolk Southern Corporation	249,754		Services	1,600,586

1,897	Pitney Bowes, Inc.	87,452
10,681	Republic Services, Inc.	341,258	Utilities (12.7%)
7,756	Rockwell Collins, Inc.	532,837	567	AGL Resources, Inc.	21,376
3,252	Ryder System, Inc.	176,811	5,869	American Electric Power
12,281	Southwest Airlines Company	192,320		Company, Inc.	255,243

	Total Industrials	4,371,080	7,244	CMS Energy Corporation	117,063

			1,363	Constellation Energy Group, Inc.	114,219
Information Technology (8.6%)			23,101	DPL, Inc.	614,025
37,370	Activision, Inc. #	639,401	13,271	Edison International, Inc.	701,903
22,755	Amphenol Corporation	779,586	11,140	Entergy Corporation	1,113,554
27,347	BearingPoint, Inc. #	178,302	7,290	FirstEnergy Corporation	442,868
7,931	CheckFree Corporation #	292,178	12,282	PG&E Corporation	525,792
15,628	LSI Corporation #	112,522	20,904	PPL Corporation	985,415
7,297	Monster Worldwide, Inc. #	283,780	1,282	SCANA Corporation	47,921
4,043	National Semiconductor		6,863	Wisconsin Energy Corporation	294,629

	Corporation	105,078		Total Utilities	5,234,008

2,053	SanDisk Corporation #	110,102

21,737	Seagate Technology *	511,037		Total Common Stock
8,066	Tessera Technologies, Inc. #	331,755		(cost $38,404,799)	40,436,312

11,703	Xerox Corporation #	204,334

	Total Information
	Technology	3,548,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.9%)	Rate (+)	Date	Value

6,149,362	Thrivent Financial Securities Lending Trust	5.360%	N/A	$6,149,362

	Total Collateral Held for Securities Loaned
	(cost $6,149,362)			6,149,362

		Interest	Maturity
Shares	Short-Term Investments (2.8%)	Rate (+)	Date	Value

1,159,949	Thrivent Money Market Fund	5.090%	N/A	$1,159,949

	Total Short-Term Investments (at amortized cost)			1,159,949

	Total Investments (cost $45,714,110) 115.5%			$47,745,623

	Other Assets and Liabilities, Net (15.5%)			(6,405,062)

	Total Net Assets 100.0%			$41,340,561

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,779,974
Gross unrealized depreciation	(1,748,461)

Net unrealized appreciation (depreciation)	$2,031,513
Cost for federal income tax purposes	$45,714,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (11.0%)			152,600	Jefferies Group, Inc.	$4,008,802
249,100	Advance Auto Parts, Inc.	$8,661,207	98,000	Leucadia National Corporation *	3,684,800
102,100	DeVry, Inc.	3,308,040	96,900	MBIA, Inc. *	5,436,090
1,255,000	Goodyear Tire & Rubber		534,100	New York Community
	Company #*	36,043,600		Bancorp, Inc. *	8,668,443
1,381,400	Newell Rubbermaid, Inc.	36,538,029	46,600	NYSE Euronext *	3,589,132
117,400	Ross Stores, Inc.	3,396,382	210,500	Old Republic International
424,300	Sally Beauty Company, Inc. #	3,407,129		Corporation	3,860,570
2,030,200	Service Corporation		93,600	PartnerRe, Ltd. *	6,648,408
	International	24,606,024	140,700	Philadelphia Consolidated
205,600	TJX Companies, Inc.	5,705,400		Holding Corporation #	5,084,898
127,000	Tupperware Corporation *	3,303,270	537,200	PMI Group, Inc. *	18,302,404

	Total Consumer		77,900	Protective Life Corporation	3,351,258
	Discretionary	124,969,081	152,300	Rayonier, Inc. REIT	6,448,382

			112,000	SEI Investments Company	3,053,120
Consumer Staples (6.2%)			703,000	U-Store-It Trust	10,059,930
597,700	Avon Products, Inc.	21,523,177	205,050	W.R. Berkley Corporation	6,032,571
547,400	Clorox Company	33,095,804	121,800	Westamerica Bancorporation *	4,985,274
327,000	Hormel Foods Corporation	11,255,340	114,700	Whitney Holding Corporation	2,866,353
65,900	William Wrigley Jr. Company	3,801,112	56,900	Zions Bancorporation	4,241,895

	Total Consumer Staples	69,675,433		Total Financials	182,361,447

Energy (0.4%)			Health Care (10.1%)
102,800	Dresser-Rand Group, Inc. #	3,813,880	136,700	Affymetrix, Inc. #*	3,332,746
37,600	Willbros Group, Inc. #	1,185,152	235,400	Applera Corporation (Celera

	Total Energy	4,999,032		Group) #	2,829,508

			93,400	Beckman Coulter, Inc. *	6,614,588
Financials (16.1%)			82,500	Cephalon, Inc. #*	6,199,050
49,650	Affiliated Managers		109,300	Coventry Health Care, Inc. #	6,100,033
	Group, Inc. #*	5,610,450	121,400	Cytyc Corporation #	5,110,940
93,200	American Capital		119,794	Dade Behring Holdings, Inc.	8,966,581
	Strategies, Ltd. *	3,538,804	64,100	DaVita, Inc. #*	3,393,454
106,400	Associated Banc-Corp	3,057,936	127,200	Endo Pharmaceutical
113,700	Assurant, Inc.	5,766,864		Holdings, Inc. #	4,326,072
60,800	Bear Stearns Companies, Inc. *	7,370,176	110,800	Hologic, Inc. #*	5,739,440
185,700	Brown & Brown, Inc.	4,772,490	374,500	Human Genome
43,300	City National Corporation	3,065,207		Sciences, Inc. #*	2,906,120
86,400	Commerce Bancshares, Inc.	3,840,480	121,800	ImClone Systems, Inc. #	4,007,220
397,700	E*TRADE Financial		36,900	Intuitive Surgical, Inc. #*	7,845,309
	Corporation #	7,365,404	60,300	Invitrogen Corporation #	4,329,540
126,500	Eaton Vance Corporation *	5,295,290	83,200	LifePoint Hospitals, Inc. #	2,458,560
164,200	Endurance Specialty		103,300	Patterson Companies, Inc. #*	3,705,371
	Holdings, Ltd.	6,141,080	98,700	Quest Diagnostics, Inc. *	5,474,889
227,700	Equity One, Inc.	5,255,316	74,400	ResMed, Inc. #	3,197,712
143,400	General Growth		66,800	Shire Pharmaceuticals
	Properties, Inc. *	6,880,332		Group plc ADR	4,929,172
480,850	HCC Insurance Holdings, Inc. *	14,079,288	214,800	St. Jude Medical, Inc. #	9,266,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Health Care — continued			89,200	Harris Corporation	$4,895,296
53,900	TomoTherapy, Inc. #	$1,460,690	458,700	Informatica Corporation #	6,394,278
69,600	Universal Health Services, Inc.	3,649,824	378,700	Integrated Device
36,400	Ventana Medical Systems, Inc. #*	3,033,576		Technology, Inc. #	6,161,449
160,000	Vertex Pharmaceuticals, Inc. #	5,168,000	156,300	International Rectifier

	Total Health Care	114,044,867		Corporation #	5,737,773

			184,000	Intersil Corporation	5,382,000
Industrials (8.8%)			389,400	Juniper Networks, Inc. #*	11,666,424
109,800	Avery Dennison Corporation	6,735,132	271,700	McAfee, Inc. #	9,743,162
212,500	BE Aerospace, Inc. #*	8,619,000	121,400	Monster Worldwide, Inc. #	4,721,246
57,200	ChoicePoint, Inc. #	2,215,928	317,200	Network Appliance, Inc. #	8,989,448
108,400	Continental Airlines, Inc. #	3,443,890	131,500	NVIDIA Corporation #	6,017,440
70,700	Dun & Bradstreet Corporation *	6,911,632	155,100	Paychex, Inc.	6,418,038
90,500	Expeditors International of		285,000	Qimonda AG ADR #*	4,218,000
	Washington, Inc.	4,043,540	573,400	RF Micro Devices, Inc. #*	3,979,396
376,600	FTI Consulting, Inc. #*	15,451,898	92,700	SanDisk Corporation #	4,971,501
110,700	Herman Miller, Inc.	3,379,671	323,900	Synopsys, Inc. #	7,922,594
63,100	Hubbell, Inc.	3,637,715	603,600	Tellabs, Inc. #	6,850,860
112,900	Ladish Company, Inc. #	5,474,521	373,500	Teradyne, Inc. #	5,860,215
41,100	McDermott International, Inc. #	3,408,834	719,300	TIBCO Software, Inc. #*	5,847,909
228,700	Pitney Bowes, Inc.	10,543,070	134,700	Varian Semiconductor
295,300	Republic Services, Inc. *	9,434,835		Equipment Associates, Inc. #	6,330,900
164,300	Stericycle, Inc. #*	7,876,542	371,300	VeriSign, Inc. #	11,023,897
59,200	Thomas & Betts Corporation #	3,658,560	307,400	Vishay Intertechnology, Inc. #	4,767,774
122,600	Waste Management, Inc.	4,662,478	432,500	Wind River Systems, Inc. #	4,134,700

	Total Industrials	99,497,246	332,900	Xilinx, Inc. *	8,322,500

				Total Information
Information Technology (20.9%)				Technology	236,985,872

299,900	ADC Telecommunications,
	Inc. #*	5,605,131	Materials (16.6%)
95,700	Amphenol Corporation	3,278,682	1,145,300	Bemis Company, Inc. *	33,751,991
172,800	Arrow Electronics, Inc. #	6,604,416	1,586,900	Crown Holdings, Inc. #	38,974,264
732,400	Atmel Corporation #	3,947,636	178,900	Lubrizol Corporation	11,209,874
1,201,300	Brocade Communications #*	8,457,152	1,237,700	Owens-Illinois, Inc. #	49,483,246
402,900	Cadence Design		829,540	Sealed Air Corporation	22,604,965
	Systems, Inc. #*	8,622,060	609,085	Silgan Holdings, Inc.	31,440,968

123,900	CheckFree Corporation #*	4,564,476		Total Materials	187,465,308

163,300	Cognos, Inc. #	6,551,596
129,100	Electronic Arts, Inc. #	6,279,424	Telecommunications Services (2.1%)
351,500	Emulex Corporation #	6,959,700	1,095,000	Cincinnati Bell, Inc. #	5,650,200
267,600	Fair Isaac Corporation *	10,505,976	48,400	Leap Wireless
118,912	Fidelity National Information			International, Inc. #	4,278,560
	Services, Inc.	5,901,603	163,200	NII Holdings, Inc. #*	13,712,064

113,000	FormFactor, Inc. #	4,338,070		Total Telecommunications
285,000	Foundry Networks, Inc. #	5,013,150		Services	23,640,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Utilities (4.6%)			72,700	WGL Holdings, Inc. *	$2,176,638
60,600	AGL Resources, Inc.	$2,284,620	385,000	Wisconsin Energy Corporation	16,528,050

62,900	Alliant Energy Corporation *	2,324,155	Total Utilities		52,537,102

1,183,600	CMS Energy Corporation *	19,126,976

125,100	Pepco Holdings, Inc.	3,386,457	Total Common Stock
106,300	SCANA Corporation *	3,973,494	(cost $1,032,285,263)		1,096,176,212

109,600	Vectren Corporation *	2,736,712

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.2%)		Rate (+)	Date	Value

240,552,823	Thrivent Financial Securities Lending Trust		5.360%	N/A	$240,552,823

		Total Collateral Held for Securities Loaned
		(cost $240,552,823)			240,552,823

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.0%)		Rate (+)	Date	Value

$5,000,000	Tempo Finance Corporation		5.265%	8/13/2007	$4,991,225
29,225,496	Thrivent Money Market Fund		5.090	N/A	29,225,496

		Total Short-Term Investments (at amortized cost)			34,216,721

		Total Investments (cost $1,307,054,807) 121.0%			$1,370,945,756

		Other Assets and Liabilities, Net (21.0%)			(237,833,296)

		Total Net Assets 100.0%			$1,133,112,460

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,355,617
Gross unrealized depreciation	(50,464,668)

Net unrealized appreciation (depreciation)	$63,890,949
Cost for federal income tax purposes	$1,307,054,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Discretionary (13.2%)			1,700	M.D.C. Holdings, Inc.	$78,200
2,400	99 Cents Only Stores #	$29,208	1,700	Matthews International Corporation	65,042
5,300	Advance Auto Parts, Inc. ‡	184,281	1,210	Media General, Inc.	34,122
2,600	Aeropostale, Inc. #	99,008	1,850	Modine Manufacturing Company	47,360
9,850	American Eagle Outfitters, Inc. ‡	238,961	2,660	Mohawk Industries, Inc. #*	239,427
2,800	American Greetings Corporation	69,244	3,000	Netflix, Inc. #*	51,690
3,300	AnnTaylor Stores Corporation #	103,686	300	NVR, Inc. #	173,544
3,750	Applebee’s International, Inc.	92,250	5,700	O’Reilly Automotive, Inc. #	189,867
3,517	ArvinMeritor, Inc.	69,742	3,500	Pacific Sunwear of
2,660	Barnes & Noble, Inc.	89,243		California, Inc. #	63,070
2,000	Beazer Homes USA, Inc. *	27,980	3,270	Payless ShoeSource, Inc. #	87,047
4,410	Belo Corporation	78,939	6,800	PETsMART, Inc.	219,844
1,410	Blyth, Inc.	31,471	2,700	Phillips-Van Heusen Corporation	140,562
1,810	Bob Evans Farms, Inc.	58,734	2,200	Regis Corporation	76,692
3,060	Borders Group, Inc.	50,062	3,500	Rent-A-Center, Inc. #	67,935
2,940	BorgWarner, Inc.	254,163	7,000	Ross Stores, Inc.	202,510
2,200	Boyd Gaming Corporation	97,020	2,900	Ruby Tuesday, Inc.	64,525
5,662	Brinker International, Inc.	152,534	2,100	Ryland Group, Inc.	69,825
3,050	Callaway Golf Company	49,502	7,110	Saks, Inc.	131,606
4,700	Career Education Corporation #	139,496	1,380	Scholastic Corporation #	44,408
10,800	CarMax, Inc. #‡	258,444	3,300	Scientific Games Corporation #*	113,223
2,000	Catalina Marketing Corporation	60,380	2,800	Sotheby’s Holdings, Inc.	119,700
1,400	CBRL Group, Inc.	53,802	800	Strayer Education, Inc.	121,224
6,400	Charming Shoppes, Inc. #	63,232	1,800	Thor Industries, Inc.	73,836
3,700	Cheesecake Factory, Inc. #	91,094	2,600	Timberland Company #	61,802
8,800	Chico’s FAS, Inc. #	170,368	6,300	Toll Brothers, Inc. #	138,159
3,000	Coldwater Creek, Inc. #	59,070	3,000	Tupperware Corporation	78,030
4,300	Corinthian Colleges, Inc. #	57,921	5,600	Urban Outfitters, Inc. #	112,336
3,090	DeVry, Inc.	100,116	2,460	Valassis Communications, Inc. #	29,200
2,000	Dick’s Sporting Goods, Inc. #	112,460	2,200	Warnaco Group, Inc. #	79,442
5,070	Dollar Tree Stores, Inc. #	193,978	290	Washington Post Company	229,318
1,500	Entercom Communications		5,560	Williams-Sonoma, Inc. *	171,192

	Corporation	33,870		Total Consumer
7,700	Foot Locker, Inc.	142,912		Discretionary	7,913,890

2,620	Furniture Brands
	International, Inc.	28,872	Consumer Staples (2.8%)
7,600	GameStop Corporation #	306,660	4,000	Alberto-Culver Company	94,080
7,100	Gentex Corporation	140,154	3,220	BJ’s Wholesale Club, Inc. #	109,351
4,800	Hanesbrands, Inc. #	148,848	3,280	Church & Dwight Company, Inc.	160,917
2,520	Harte-Hanks, Inc.	59,346	2,850	Energizer Holdings, Inc. #	287,565
1,800	Hovnanian Enterprises, Inc. #*	23,832	3,100	Hansen Natural Corporation #	125,705
1,850	International Speedway		3,700	Hormel Foods Corporation	127,354
	Corporation	88,596	2,788	J.M. Smucker Company	155,598
1,600	ITT Educational Services, Inc. #	169,056	1,330	Lancaster Colony Corporation	51,498
2,200	John Wiley and Sons, Inc.	93,038	2,900	NBTY, Inc. #	126,266
3,800	Lear Corporation #	127,604	3,160	PepsiAmericas, Inc.	87,437
2,270	Lee Enterprises, Inc.	39,975	1,890	Ruddick Corporation	52,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Staples — continued			2,200	City National Corporation	$155,738
5,900	Smithfield Foods, Inc. #	$183,254	7,800	Colonial BancGroup, Inc.	170,118
1,552	Tootsie Roll Industries, Inc.	38,847	2,500	Commerce Group, Inc.	71,825
1,240	Universal Corporation	68,460	2,200	Cousins Properties, Inc. *	56,562

	Total Consumer Staples	1,668,874	3,100	Cullen/Frost Bankers, Inc.	153,977

			6,300	Eaton Vance Corporation	263,718
Energy (8.8%)			1,900	Equity One, Inc.	43,852
7,100	Arch Coal, Inc.	212,219	3,090	Everest Re Group, Ltd.	303,592
1,700	Bill Barrett Corporation #	58,344	11,072	Fidelity National Financial, Inc.	231,294
5,500	Cameron International		4,800	First American Corporation	222,192
	Corporation #	429,000	1,400	First Community Bancorp, Inc.	70,308
4,100	Cimarex Energy Company	155,185	5,600	First Niagara Financial Group, Inc.	72,016
6,000	Denbury Resources, Inc. #	240,000	4,050	FirstMerit Corporation	74,236
2,800	Encore Acquisition Company #	72,436	2,700	Greater Bay Bancorp	72,576
3,300	FMC Technologies, Inc. #	302,016	2,660	Hanover Insurance Group, Inc.	116,747
3,900	Forest Oil Corporation #	157,833	5,600	HCC Insurance Holdings, Inc. *	163,968
5,500	Frontier Oil Corporation	213,015	2,800	Highwoods Properties, Inc.	91,084
6,320	Grant Prideco, Inc. #	354,552	2,250	Horace Mann Educators Corporation	40,118
5,190	Hanover Compressor Company #	123,678	4,700	Hospitality Properties Trust	180,292
5,140	Helmerich & Payne, Inc.	166,382	3,600	IndyMac Bancorp, Inc. *	79,200
6,500	Newfield Exploration Company #	312,325	5,300	Jefferies Group, Inc.	139,231
8,540	Noble Energy, Inc.	522,133	8,100	Leucadia National Corporation *	304,560
1,290	Overseas Shipholding Group, Inc.	100,091	4,700	Liberty Property Trust	176,297
7,800	Patterson-UTI Energy, Inc.	178,620	3,700	Macerich Company	270,655
6,150	Pioneer Natural Resources		3,500	Mack-Cali Realty Corporation	135,100
	Company	279,825	1,800	Mercury General Corporation	93,204
3,600	Plains Exploration & Production		4,400	Nationwide Health Properties, Inc.	104,852
	Company #	155,556	13,810	New York Community
2,900	Pogo Producing Company	154,454		Bancorp, Inc. *	224,136
8,300	Pride International, Inc. #	290,915	3,900	Nuveen Investments	238,446
2,700	Quicksilver Resources, Inc. #*	113,724	3,010	Ohio Casualty Corporation	130,664
8,400	Southwestern Energy Company #	341,292	11,606	Old Republic International
4,000	Superior Energy Services, Inc. #	161,280		Corporation	212,854
2,810	Tidewater, Inc.	192,260	4,440	PMI Group, Inc.	151,271

	Total Energy	5,287,135	2,155	Potlatch Corporation	94,152

			3,450	Protective Life Corporation	148,419
Financials (14.9%)			4,000	Radian Group, Inc.	134,840
3,760	A.G. Edwards, Inc.	304,034	4,625	Raymond James Financial, Inc.	141,849
5,000	AMB Property Corporation ‡	266,400	3,928	Rayonier, Inc. REIT	166,312
3,550	American Financial Group, Inc.	99,720	3,400	Regency Centers Corporation	220,558
5,900	AmeriCredit Corporation #	120,006	6,300	SEI Investments Company	171,738
4,900	Arthur J. Gallagher & Company *	135,142	2,600	StanCorp Financial Group, Inc.	122,096
6,478	Associated Banc-Corp	186,178	1,900	SVB Financial Group #	100,092
4,220	Astoria Financial Corporation	99,381	5,680	TCF Financial Corporation	139,671
2,570	Bank of Hawaii Corporation	123,411	6,800	UDR, Inc.	157,012
5,700	Brown & Brown, Inc.	146,490	2,090	Unitrin, Inc.	88,574
2,600	Cathay General Bancorp	79,586	8,550	W.R. Berkley Corporation	251,541

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Financials — continued			5,200	Pharmaceutical Product
4,300	Waddell & Reed Financial, Inc.	$108,403		Development, Inc.	$174,200
4,396	Washington Federal, Inc.	99,042	2,800	Psychiatric Solutions, Inc. #	95,452
2,850	Webster Financial Corporation	123,861	3,900	ResMed, Inc. #	167,622
3,800	Weingarten Realty Investors	139,118	5,320	Sepracor, Inc. #	149,652
1,710	Westamerica Bancorporation *	69,990	3,170	STERIS Corporation	86,700
3,540	Wilmington Trust Corporation	137,848	2,000	Techne Corporation #	112,520

	Total Financials	8,990,147	2,800	Universal Health Services, Inc.	146,832

			4,670	Valeant Pharmaceuticals
Health Care (11.3%)				International	73,272
3,056	Advanced Medical Optics, Inc. #*	92,383	1,600	Varian, Inc. #	96,224
3,500	Affymetrix, Inc. #*	85,330	4,200	VCA Antech, Inc. #	165,228
2,140	Apria Healthcare Group, Inc. #*	56,111	1,700	Ventana Medical Systems, Inc. #	141,678
3,100	Beckman Coulter, Inc. ‡	219,542	6,500	Vertex Pharmaceuticals, Inc. #	209,950
3,300	Cephalon, Inc. #*	247,962	1,600	Wellcare Health Plans, Inc. #	162,016

3,200	Cerner Corporation #	169,184		Total Health Care	6,776,241

3,300	Charles River Laboratories
	International, Inc. #	168,894	Industrials (15.4%)
4,700	Community Health Systems, Inc. #	182,830	4,510	AGCO Corporation #‡	173,319
3,290	Covance, Inc. #	232,175	4,700	AirTran Holdings, Inc. #*	46,248
5,700	Cytyc Corporation #	239,970	2,120	Alaska Air Group, Inc. #	49,460
7,620	Dentsply International, Inc.	278,054	2,250	Alexander & Baldwin, Inc.	121,995
2,890	Edwards Lifesciences Corporation #	132,824	1,600	Alliant Techsystems, Inc. #	158,576
6,700	Endo Pharmaceutical		5,360	AMETEK, Inc.	209,147
	Holdings, Inc. #	227,867	5,000	Avis Budget Group, Inc. #	128,350
2,700	Gen-Probe, Inc. #	170,127	2,540	Brink’s Company	155,321
12,100	Health Management		3,220	Carlisle Companies, Inc.	145,802
	Associates, Inc.	97,526	3,733	ChoicePoint, Inc. #	144,616
5,640	Health Net, Inc. #	279,406	2,210	Con-way, Inc.	109,152
4,400	Henry Schein, Inc. #	239,096	3,500	Copart, Inc. #	98,490
3,130	Hillenbrand Industries, Inc.	197,315	1,900	Corporate Executive
1,800	Intuitive Surgical, Inc. #	382,698		Board Company	128,098
2,400	Invitrogen Corporation #	172,320	2,600	Crane Company	119,236
1,600	Kindred Healthcare, Inc. #	42,848	2,500	Deluxe Corporation	94,400
2,200	Kyphon, Inc. #*	144,364	3,380	Donaldson Company, Inc.	122,998
3,000	LifePoint Hospitals, Inc. #	88,650	2,100	DRS Technologies, Inc.	109,956
4,300	Lincare Holdings, Inc. #	153,467	2,900	Dun & Bradstreet Corporation	283,504
2,800	Medicis Pharmaceutical		10,700	Expeditors International of
	Corporation	79,884		Washington, Inc.	478,076
16,138	Millennium		6,280	Fastenal Company *	283,040
	Pharmaceuticals, Inc. #	162,832	2,480	Federal Signal Corporation	33,356
6,080	Omnicare, Inc. *	201,613	2,820	Flowserve Corporation	203,801
1,700	Par Pharmaceutical		2,600	GATX Corporation	117,936
	Companies, Inc. #	40,273	3,350	Graco, Inc.	137,484
5,800	PDL BioPharma, Inc. #	136,242	1,645	Granite Construction, Inc.	106,909
3,920	Perrigo Company	73,108	4,180	Harsco Corporation	220,119
			3,270	Herman Miller, Inc.	99,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Industrials — continued			9,000	Amphenol Corporation ‡	$308,340
2,410	HNI Corporation	$98,400	7,800	Andrew Corporation #	109,668
3,030	Hubbell, Inc.	174,680	6,120	Arrow Electronics, Inc. #	233,906
4,200	IDEX Corporation	152,082	21,460	Atmel Corporation #‡	115,669
5,880	Jacobs Engineering Group, Inc. #	362,384	6,540	Avnet, Inc. #*	247,735
5,100	JB Hunt Transport Services, Inc.	142,443	2,460	Avocent Corporation #	67,281
8,900	JetBlue Airways Corporation #*	87,665	7,000	Broadridge Financial
5,450	Joy Global, Inc.	269,720		Solutions, LLC	123,130
8,400	KBR, Inc. #	269,556	13,980	Cadence Design Systems, Inc. #	299,172
1,100	Kelly Services, Inc.	27,335	3,040	CDW Corporation #‡	255,877
1,860	Kennametal, Inc.	142,588	7,200	Ceridian Corporation #	244,080
2,500	Korn/Ferry International #	59,075	4,390	CheckFree Corporation #	161,728
2,200	Lincoln Electric Holdings, Inc.	158,378	3,030	CommScope, Inc. #	164,923
4,340	Manpower, Inc.	343,077	4,200	Cree, Inc. #*	107,604
1,600	Mine Safety Appliances Company	73,040	2,140	CSG Systems International, Inc. #	53,543
2,700	MSC Industrial Direct		7,510	Cypress Semiconductor
	Company, Inc.	135,783		Corporation #	188,201
2,200	Navigant Consulting, Inc. #*	34,650	3,300	Diebold, Inc.	167,211
1,680	Nordson Corporation	76,877	2,100	Digital River, Inc. #	94,521
3,800	Oshkosh Truck Corporation *	217,550	2,660	DST Systems, Inc. #*	201,814
5,120	Pentair, Inc.	185,344	2,000	Dycom Industries, Inc. #	55,900
5,990	Quanta Services, Inc. #*	170,296	2,200	F5 Networks, Inc. #	190,718
8,400	Republic Services, Inc.	268,380	2,850	Fair Isaac Corporation	111,891
1,662	Rollins, Inc.	39,556	6,200	Fairchild Semiconductor
4,400	Roper Industries, Inc.	263,912		International, Inc. #	113,150
390	Sequa Corporation #	64,389	2,700	Gartner Group, Inc. #	56,511
2,940	SPX Corporation	275,978	3,500	Global Payments, Inc.	130,900
4,500	Stericycle, Inc. #	215,730	6,680	Harris Corporation	366,598
1,920	Teleflex, Inc.	146,746	1,800	Imation Corporation	56,304
2,500	Thomas & Betts Corporation #	154,500	7,100	Ingram Micro, Inc. #	142,355
4,700	Timken Company	156,980	9,890	Integrated Device
3,995	Trinity Industries, Inc.	152,729		Technology, Inc. #	160,910
3,300	United Rentals, Inc. #	106,062	3,700	International Rectifier
2,500	Werner Enterprises, Inc.	48,600		Corporation #	135,827
2,800	YRC Worldwide, Inc. #	89,936	6,800	Intersil Corporation	198,900

	Total Industrials	9,243,643	3,800	Jack Henry & Associates, Inc.	91,276

			4,300	KEMET Corporation #	30,272
Information Technology (15.3%)			6,700	Lam Research Corporation #*	387,528
20,000	3Com Corporation #	80,000	5,800	Lattice Semiconductor
1,880	ACI Worldwide, Inc. #	57,396		Corporation #	27,434
12,600	Activision, Inc. #‡	215,586	2,700	Macrovision Corporation #	64,206
3,530	Acxiom Corporation	88,815	7,980	McAfee, Inc. #	286,163
5,900	ADC Telecommunications, Inc. #	110,271	4,240	Mentor Graphics Corporation #	50,922
3,160	ADTRAN, Inc.	82,444	3,010	Micrel, Inc.	31,154
1,100	Advent Software, Inc. #	41,833	10,835	Microchip Technology, Inc.	393,419
3,400	Alliance Data Systems		4,100	MoneyGram International, Inc.	104,919
	Corporation #‡	261,120	5,120	MPS Group, Inc. #	68,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Information Technology — continued			2,400	Scotts Company	$98,376
2,850	National Instruments Corporation	$92,198	2,420	Sensient Technologies Corporation 61,468
5,200	Palm, Inc. #*	77,584	4,940	Sonoco Products Company	181,150
5,700	Parametric Technology		4,200	Steel Dynamics, Inc.	176,106
	Corporation #	100,491	5,020	Valspar Corporation	138,502
2,500	Plantronics, Inc.	70,050	3,400	Worthington Industries, Inc. *	70,380

4,600	Polycom, Inc. #	142,462		Total Materials	3,905,325

6,520	Powerwave Technologies, Inc. #	42,641
9,700	RF Micro Devices, Inc. #*	67,318	Telecommunications Services (0.8%)
3,260	Semtech Corporation #	52,975	12,410	Cincinnati Bell, Inc. #	64,036
2,700	Silicon Laboratories, Inc. #	94,041	3,200	NeuStar, Inc. #*	92,288
2,100	SRA International, Inc. #	50,022	5,210	Telephone and Data Systems, Inc. 345,944

4,560	Sybase, Inc. #	108,163		Total Telecommunications
7,180	Synopsys, Inc. #	175,623		Services	502,268

2,840	Tech Data Corporation #	106,415
7,079	TriQuint Semiconductor, Inc. #	31,289	Utilities (7.1%)
5,300	UTStarcom, Inc. #*	17,066	3,960	AGL Resources, Inc. ‡	149,292
5,000	ValueClick, Inc. #	106,900	5,770	Alliant Energy Corporation ‡	213,202
9,270	Vishay Intertechnology, Inc. #	143,778	6,766	Aqua America, Inc. *	148,040
11,100	Western Digital Corporation #	236,985	18,790	Aquila, Inc. #	71,026
3,700	Wind River Systems, Inc. #	35,372	1,980	Black Hills Corporation	73,854
3,400	Zebra Technologies Corporation #	123,182	5,720	DPL, Inc.	152,038

	Total Information		7,950	Energy East Corporation	201,214
	Technology	9,211,930	6,100	Equitable Resources, Inc.	287,371

			4,330	Great Plains Energy, Inc.	120,201
Materials (6.5%)			4,140	Hawaiian Electric Industries, Inc.	94,433
3,890	Airgas, Inc. ‡	181,663	2,320	IDACORP, Inc. *	71,827
3,980	Albemarle Corporation ‡	160,115	9,125	MDU Resources Group, Inc.	248,748
2,840	Bowater, Inc.	55,721	4,260	National Fuel Gas Company *	184,671
3,270	Cabot Corporation	132,043	7,760	Northeast Utilities Service
1,300	Carpenter Technology Corporation 154,297			Company	212,158
12,070	Chemtura Corporation	125,890	5,440	NSTAR	171,088
5,900	Commercial Metals Company	181,956	4,560	OGE Energy Corporation	151,164
2,150	Cytec Industries, Inc.	144,028	5,500	ONEOK, Inc.	279,125
2,190	Ferro Corporation	48,946	9,655	Pepco Holdings, Inc.	261,361
2,500	Florida Rock Industries, Inc.	158,775	3,860	PNM Resources, Inc.	99,704
2,000	FMC Corporation	178,260	5,920	Puget Energy, Inc.	137,048
5,200	Louisiana-Pacific Corporation	96,304	5,890	SCANA Corporation	220,168
3,460	Lubrizol Corporation	216,804	11,070	Sierra Pacific Resources #	175,902
10,800	Lyondell Chemical Company	484,920	3,920	Vectren Corporation	97,882
2,200	Martin Marietta Materials, Inc.	301,400	4,500	Westar Energy, Inc.	103,590
970	Minerals Technologies, Inc.	62,730	2,490	WGL Holdings, Inc.	74,551
3,680	Olin Corporation	76,802	5,820	Wisconsin Energy Corporation	249,853

4,300	Packaging Corporation of America	109,736		Total Utilities	4,249,511

3,200	Reliance Steel & Aluminum

	Company	168,128		Total Common Stock
5,990	RPM International, Inc.	140,825		(cost $41,489,903)	57,748,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.4%)	Rate (+)	Date	Value

4,445,419	Thrivent Financial Securities Lending Trust	5.360%	N/A	$4,445,419

	Total Collateral Held for Securities Loaned
	(cost $4,445,419)			4,445,419

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡	5.080%	12/14/2007	$122,628
2,365,268	Thrivent Money Market Fund	5.090	N/A	2,365,268

	Total Short-Term Investments (cost $2,487,887)			2,487,896

	Total Investments (cost $48,423,209) 107.6%			$64,682,279

	Other Assets and Liabilities, Net (7.6%)			(4,595,128)

	Total Net Assets 100.0%			$60,087,151

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Index Mini-Futures	27	September 2007	$2,471,017	$2,325,780	($145,237)
Total Futures					($145,237)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2007, $122,628 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,042,236 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,757,208
Gross unrealized depreciation	(2,498,138)

Net unrealized appreciation (depreciation)	$16,259,070
Cost for federal income tax purposes	$48,423,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (94.0%)	Value	Shares	Common Stock (94.0%)	Value

Consumer Discretionary (13.0%)			600	M.D.C. Holdings, Inc.	$27,600
866	99 Cents Only Stores #	$10,539	500	Matthews International Corporation	19,130
1,750	Advance Auto Parts, Inc. ‡	60,848	435	Media General, Inc.	12,267
900	Aeropostale, Inc. #	34,272	640	Modine Manufacturing Company	16,384
3,321	American Eagle Outfitters, Inc. ‡	80,567	820	Mohawk Industries, Inc. #	73,808
1,000	American Greetings Corporation	24,730	1,000	Netflix, Inc. #*	17,230
1,100	AnnTaylor Stores Corporation #	34,562	100	NVR, Inc. #	57,848
1,300	Applebee’s International, Inc.	31,980	1,900	O’Reilly Automotive, Inc. #	63,289
1,086	ArvinMeritor, Inc.	21,535	1,100	Pacific Sunwear of
795	Barnes & Noble, Inc.	26,672		California, Inc. #	19,822
600	Beazer Homes USA, Inc.	8,394	1,125	Payless ShoeSource, Inc. #	29,948
1,515	Belo Corporation	27,118	2,200	PETsMART, Inc.	71,126
415	Blyth, Inc.	9,263	1,000	Phillips-Van Heusen Corporation	52,060
520	Bob Evans Farms, Inc.	16,874	700	Regis Corporation	24,402
1,065	Borders Group, Inc.	17,423	1,200	Rent-A-Center, Inc. #	23,292
940	BorgWarner, Inc.	81,263	2,220	Ross Stores, Inc.	64,225
800	Boyd Gaming Corporation	35,280	1,000	Ruby Tuesday, Inc.	22,250
1,935	Brinker International, Inc.	52,129	700	Ryland Group, Inc.	23,275
1,050	Callaway Golf Company	17,042	2,435	Saks, Inc.	45,072
1,600	Career Education Corporation #	47,488	510	Scholastic Corporation #	16,412
3,500	CarMax, Inc. #	83,755	1,100	Scientific Games Corporation #*	37,741
700	Catalina Marketing Corporation	21,133	1,005	Sotheby’s Holdings, Inc.	42,964
480	CBRL Group, Inc.	18,446	300	Strayer Education, Inc.	45,459
2,200	Charming Shoppes, Inc. #	21,736	500	Thor Industries, Inc.	20,510
1,250	Cheesecake Factory, Inc. #	30,775	900	Timberland Company #	21,393
2,900	Chico’s FAS, Inc. #	56,144	2,100	Toll Brothers, Inc. #	46,053
1,100	Coldwater Creek, Inc. #	21,659	1,100	Tupperware Corporation	28,611
1,500	Corinthian Colleges, Inc. #	20,205	1,800	Urban Outfitters, Inc. #	36,108
995	DeVry, Inc.	32,238	775	Valassis Communications, Inc. #	9,199
700	Dick’s Sporting Goods, Inc. #	39,361	700	Warnaco Group, Inc. #	25,277
1,702	Dollar Tree Stores, Inc. #	65,119	100	Washington Post Company	79,075
500	Entercom Communications		1,770	Williams-Sonoma, Inc.	54,498

	Corporation	11,290		Total Consumer
2,500	Foot Locker, Inc.	46,400		Discretionary	2,640,523

800	Furniture Brands
	International, Inc.	8,816	Consumer Staples (2.7%)
2,600	GameStop Corporation #‡	104,910	1,300	Alberto-Culver Company	30,576
2,300	Gentex Corporation	45,402	1,130	BJ’s Wholesale Club, Inc. #	38,375
1,600	Hanesbrands, Inc. #	49,616	1,065	Church & Dwight Company, Inc. ‡	52,249
835	Harte-Hanks, Inc.	19,664	1,000	Energizer Holdings, Inc. #	100,900
700	Hovnanian Enterprises, Inc. #*	9,268	1,000	Hansen Natural Corporation #	40,550
555	International Speedway		1,125	Hormel Foods Corporation	38,722
	Corporation	26,579	995	J.M. Smucker Company	55,531
500	ITT Educational Services, Inc. #	52,830	445	Lancaster Colony Corporation	17,230
800	John Wiley and Sons, Inc.	33,832	900	NBTY, Inc. #	39,186
1,300	Lear Corporation #	43,654	910	PepsiAmericas, Inc.	25,180
760	Lee Enterprises, Inc.	13,384	680	Ruddick Corporation	18,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (94.0%)	Value	Shares	Common Stock (94.0%)	Value

Consumer Staples — continued			710	City National Corporation	$50,261
2,000	Smithfield Foods, Inc. #	$62,120	2,500	Colonial BancGroup, Inc.	54,525
495	Tootsie Roll Industries, Inc.	12,390	700	Commerce Group, Inc.	20,111
350	Universal Corporation	19,324	800	Cousins Properties, Inc.	20,568

	Total Consumer Staples	551,237	900	Cullen/Frost Bankers, Inc.	44,703

			2,000	Eaton Vance Corporation	83,720
Energy (8.6%)			600	Equity One, Inc.	13,848
2,300	Arch Coal, Inc.	68,747	1,105	Everest Re Group, Ltd.	108,566
500	Bill Barrett Corporation #	17,160	3,585	Fidelity National Financial, Inc.	74,891
1,900	Cameron International		1,700	First American Corporation	78,693
	Corporation #‡	148,200	500	First Community Bancorp, Inc.	25,110
1,300	Cimarex Energy Company	49,205	2,000	First Niagara Financial Group, Inc.	25,720
2,000	Denbury Resources, Inc. #	80,000	1,370	FirstMerit Corporation	25,112
800	Encore Acquisition Company #	20,696	800	Greater Bay Bancorp	21,504
1,100	FMC Technologies, Inc. #	100,672	765	Hanover Insurance Group, Inc.	33,576
1,300	Forest Oil Corporation #	52,611	1,950	HCC Insurance Holdings, Inc.	57,096
1,900	Frontier Oil Corporation	73,587	900	Highwoods Properties, Inc.	29,277
2,030	Grant Prideco, Inc. #	113,883	730	Horace Mann Educators
1,810	Hanover Compressor Company #	43,132		Corporation	13,016
1,650	Helmerich & Payne, Inc.	53,410	1,500	Hospitality Properties Trust	57,540
2,200	Newfield Exploration Company #	105,710	1,100	IndyMac Bancorp, Inc. *	24,200
2,780	Noble Energy, Inc.	169,966	1,700	Jefferies Group, Inc.	44,659
470	Overseas Shipholding Group, Inc.	36,467	2,600	Leucadia National Corporation	97,760
2,500	Patterson-UTI Energy, Inc.	57,250	1,600	Liberty Property Trust	60,016
1,960	Pioneer Natural Resources		1,200	Macerich Company	87,780
	Company ‡	89,180	1,200	Mack-Cali Realty Corporation	46,320
1,200	Plains Exploration & Production		600	Mercury General Corporation	31,068
	Company #	51,852	1,500	Nationwide Health Properties, Inc.	35,745
900	Pogo Producing Company	47,934	4,500	New York Community
2,700	Pride International, Inc. #	94,635		Bancorp, Inc. *	73,035
1,000	Quicksilver Resources, Inc. #*	42,120	1,300	Nuveen Investments	79,482
2,700	Southwestern Energy Company #	109,701	915	Ohio Casualty Corporation	39,720
1,400	Superior Energy Services, Inc. #	56,448	3,821	Old Republic International
980	Tidewater, Inc.	67,052		Corporation	70,077

	Total Energy	1,749,618	1,370	PMI Group, Inc.	46,676

			718	Potlatch Corporation	31,369
Financials (14.5%)			1,255	Protective Life Corporation	53,990
1,175	A.G. Edwards, Inc.	95,010	1,400	Radian Group, Inc.	47,194
1,700	AMB Property Corporation	90,576	1,450	Raymond James Financial, Inc.	44,472
1,100	American Financial Group, Inc.	30,899	1,283	Rayonier, Inc. REIT	54,322
1,900	AmeriCredit Corporation #	38,646	1,100	Regency Centers Corporation	71,357
1,700	Arthur J. Gallagher & Company	46,886	2,200	SEI Investments Company	59,972
2,044	Associated Banc-Corp ‡	58,745	800	StanCorp Financial Group, Inc.	37,568
1,445	Astoria Financial Corporation	34,030	500	SVB Financial Group #	26,340
785	Bank of Hawaii Corporation	37,696	1,920	TCF Financial Corporation	47,213
2,000	Brown & Brown, Inc.	51,400	2,200	UDR, Inc.	50,798
900	Cathay General Bancorp	27,549	615	Unitrin, Inc.	26,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (94.0%)	Value	Shares	Common Stock (94.0%)	Value

Financials — continued			1,000	Psychiatric Solutions, Inc. #	$34,090
2,750	W.R. Berkley Corporation ‡	$80,905	1,300	ResMed, Inc. #	55,874
1,400	Waddell & Reed Financial, Inc.	35,294	1,670	Sepracor, Inc. #	46,977
1,373	Washington Federal, Inc.	30,934	980	STERIS Corporation	26,803
970	Webster Financial Corporation	42,156	700	Techne Corporation #	39,382
1,300	Weingarten Realty Investors	47,593	800	Universal Health Services, Inc.	41,952
525	Westamerica Bancorporation	21,488	1,670	Valeant Pharmaceuticals
1,170	Wilmington Trust Corporation	45,560		International	26,202

	Total Financials	2,940,401	600	Varian, Inc. #	36,084

			1,300	VCA Antech, Inc. #	51,142
Health Care (11.1%)			600	Ventana Medical Systems, Inc. #	50,004
1,024	Advanced Medical Optics, Inc. #	30,956	2,100	Vertex Pharmaceuticals, Inc. #	67,830
1,100	Affymetrix, Inc. #*	26,818	600	Wellcare Health Plans, Inc. #	60,756

645	Apria Healthcare Group, Inc. #	16,912		Total Health Care	2,245,946

1,010	Beckman Coulter, Inc. ‡	71,528
1,000	Cephalon, Inc. #*	75,140	Industrials (15.1%)
1,000	Cerner Corporation #	52,870	1,510	AGCO Corporation #	58,029
1,200	Charles River Laboratories		1,500	AirTran Holdings, Inc. #	14,760
	International, Inc. #	61,416	635	Alaska Air Group, Inc. #	14,815
1,600	Community Health Systems, Inc. #	62,240	650	Alexander & Baldwin, Inc.	35,243
1,070	Covance, Inc. #	75,510	500	Alliant Techsystems, Inc. #	49,555
1,900	Cytyc Corporation #	79,990	1,830	AMETEK, Inc.	71,407
2,464	Dentsply International, Inc.	89,911	1,710	Avis Budget Group, Inc. #	43,896
1,000	Edwards Lifesciences Corporation #	45,960	705	Brink’s Company	43,111
2,300	Endo Pharmaceutical		930	Carlisle Companies, Inc.	42,110
	Holdings, Inc. #	78,223	1,200	ChoicePoint, Inc. #	46,488
800	Gen-Probe, Inc. #	50,408	715	Con-way, Inc.	35,314
4,000	Health Management Associates, Inc.	32,240	1,100	Copart, Inc. #	30,954
1,950	Health Net, Inc. #	96,603	600	Corporate Executive
1,400	Henry Schein, Inc. #	76,076		Board Company	40,452
930	Hillenbrand Industries, Inc.	58,627	800	Crane Company	36,688
700	Intuitive Surgical, Inc. #	148,827	800	Deluxe Corporation	30,208
800	Invitrogen Corporation #	57,440	1,190	Donaldson Company, Inc.	43,304
500	Kindred Healthcare, Inc. #	13,390	600	DRS Technologies, Inc.	31,416
700	Kyphon, Inc. #	45,934	900	Dun & Bradstreet Corporation	87,984
900	LifePoint Hospitals, Inc. #	26,595	3,500	Expeditors International of
1,330	Lincare Holdings, Inc. #	47,468		Washington, Inc.	156,380
1,000	Medicis Pharmaceutical		2,140	Fastenal Company	96,450
	Corporation	28,530	795	Federal Signal Corporation	10,693
5,322	Millennium Pharmaceuticals, Inc. #	53,699	900	Flowserve Corporation	65,043
1,985	Omnicare, Inc.	65,823	925	GATX Corporation	41,958
500	Par Pharmaceutical		1,200	Graco, Inc.	49,248
	Companies, Inc. #	11,845	630	Granite Construction, Inc.	40,944
1,900	PDL BioPharma, Inc. #	44,631	1,460	Harsco Corporation	76,884
1,230	Perrigo Company	22,940	980	Herman Miller, Inc.	29,919
1,800	Pharmaceutical Product		815	HNI Corporation	33,276
	Development, Inc.	60,300	1,055	Hubbell, Inc.	60,821

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (94.0%)	Value	Shares	Common Stock (94.0%)	Value

Industrials — continued			7,090	Atmel Corporation #	$38,215
1,400	IDEX Corporation	$50,694	2,060	Avnet, Inc. #‡	78,033
2,040	Jacobs Engineering Group, Inc. #	125,725	800	Avocent Corporation #	21,880
1,660	JB Hunt Transport Services, Inc.	46,364	2,400	Broadridge Financial
2,900	JetBlue Airways Corporation #	28,565		Solutions, LLC	42,216
1,750	Joy Global, Inc.	86,608	4,580	Cadence Design Systems, Inc. #‡	98,012
2,700	KBR, Inc. #	86,643	1,050	CDW Corporation #	88,378
390	Kelly Services, Inc.	9,692	2,300	Ceridian Corporation #	77,970
565	Kennametal, Inc.	43,313	1,370	CheckFree Corporation #	50,471
800	Korn/Ferry International #	18,904	1,100	CommScope, Inc. #	59,873
800	Lincoln Electric Holdings, Inc.	57,592	1,400	Cree, Inc. #*	35,868
1,350	Manpower, Inc. ‡	106,718	745	CSG Systems International, Inc. #	18,640
400	Mine Safety Appliances Company	18,260	2,440	Cypress Semiconductor
800	MSC Industrial Direct			Corporation #	61,146
	Company, Inc.	40,232	990	Diebold, Inc.	50,163
700	Navigant Consulting, Inc. #	11,025	700	Digital River, Inc. #	31,507
460	Nordson Corporation	21,050	890	DST Systems, Inc. #*	67,524
1,300	Oshkosh Truck Corporation	74,425	700	Dycom Industries, Inc. #	19,565
1,630	Pentair, Inc.	59,006	600	F5 Networks, Inc. #	52,014
1,900	Quanta Services, Inc. #*	54,017	1,000	Fair Isaac Corporation	39,260
2,850	Republic Services, Inc.	91,058	2,100	Fairchild Semiconductor
640	Rollins, Inc.	15,232		International, Inc. #	38,325
1,400	Roper Industries, Inc.	83,972	800	Gartner Group, Inc. #	16,744
175	Sequa Corporation #	28,892	1,100	Global Payments, Inc.	41,140
1,040	SPX Corporation	97,625	2,290	Harris Corporation	125,675
1,500	Stericycle, Inc. #	71,910	600	Imation Corporation	18,768
735	Teleflex, Inc.	56,176	2,300	Ingram Micro, Inc. #	46,115
900	Thomas & Betts Corporation #	55,620	3,255	Integrated Device
1,600	Timken Company	53,440		Technology, Inc. #	52,959
1,380	Trinity Industries, Inc.	52,757	1,200	International Rectifier
1,200	United Rentals, Inc. #	38,568		Corporation #	44,052
775	Werner Enterprises, Inc.	15,066	2,300	Intersil Corporation	67,275
1,000	YRC Worldwide, Inc. #	32,120	1,300	Jack Henry & Associates, Inc.	31,226

	Total Industrials	3,048,619	1,300	KEMET Corporation #	9,152

			2,300	Lam Research Corporation #*	133,032
Information Technology (14.8%)			1,900	Lattice Semiconductor
6,600	3Com Corporation #	26,400		Corporation #	8,987
685	ACI Worldwide, Inc. #	20,913	900	Macrovision Corporation #	21,402
4,177	Activision, Inc. #	71,468	2,595	McAfee, Inc. #	93,057
1,045	Acxiom Corporation	26,292	1,350	Mentor Graphics Corporation #	16,214
2,000	ADC Telecommunications, Inc. #	37,380	900	Micrel, Inc.	9,315
990	ADTRAN, Inc.	25,829	3,560	Microchip Technology, Inc.	129,264
300	Advent Software, Inc. #	11,409	1,300	MoneyGram International, Inc.	33,267
1,000	Alliance Data Systems Corporation #	76,800	1,725	MPS Group, Inc. #	22,994
2,900	Amphenol Corporation ‡	99,354	850	National Instruments Corporation	27,498
2,500	Andrew Corporation #	35,150	1,800	Palm, Inc. #*	26,856
2,025	Arrow Electronics, Inc. #	77,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (94.0%)	Value	Shares	Common Stock (94.0%)	Value

Information Technology — continued			810	Sensient Technologies Corporation $20,574
2,000	Parametric Technology		1,675	Sonoco Products Company	61,422
	Corporation #	$35,260	1,400	Steel Dynamics, Inc.	58,702
700	Plantronics, Inc.	19,614	1,700	Valspar Corporation	46,903
1,590	Polycom, Inc. #	49,242	1,200	Worthington Industries, Inc. *	24,840

2,200	Powerwave Technologies, Inc. #	14,388		Total Materials	1,299,395

3,300	RF Micro Devices, Inc. #*	22,902
1,000	Semtech Corporation #	16,250	Telecommunications Services (0.8%)
900	Silicon Laboratories, Inc. #	31,347	4,060	Cincinnati Bell, Inc. #	20,950
600	SRA International, Inc. #	14,292	1,000	NeuStar, Inc. #*	28,840
1,500	Sybase, Inc. #	35,580	1,635	Telephone and Data Systems, Inc. 108,564

2,300	Synopsys, Inc. #	56,258		Total Telecommunications
845	Tech Data Corporation #	31,662		Services	158,354

2,215	TriQuint Semiconductor, Inc. #	9,790
1,700	UTStarcom, Inc. #*	5,474	Utilities (7.0%)
1,600	ValueClick, Inc. #	34,208	1,285	AGL Resources, Inc. ‡	48,444
2,995	Vishay Intertechnology, Inc. #	46,452	1,875	Alliant Energy Corporation ‡	69,281
3,600	Western Digital Corporation #	76,860	2,100	Aqua America, Inc. *	45,948
1,300	Wind River Systems, Inc. #	12,428	6,195	Aquila, Inc. #‡	23,417
1,200	Zebra Technologies Corporation #	43,476	670	Black Hills Corporation	24,991

	Total Information		1,845	DPL, Inc.	49,040
	Technology	3,007,926	2,565	Energy East Corporation	64,920

			2,000	Equitable Resources, Inc.	94,220
Materials (6.4%)			1,330	Great Plains Energy, Inc.	36,921
1,295	Airgas, Inc. ‡	60,476	1,370	Hawaiian Electric Industries, Inc.	31,250
1,260	Albemarle Corporation	50,690	725	IDACORP, Inc. *	22,446
845	Bowater, Inc.	16,579	2,950	MDU Resources Group, Inc.	80,417
975	Cabot Corporation	39,370	1,470	National Fuel Gas Company *	63,724
500	Carpenter Technology Corporation 59,345		2,625	Northeast Utilities Service
3,920	Chemtura Corporation	40,886		Company	71,768
2,000	Commercial Metals Company	61,680	1,830	NSTAR	57,554
765	Cytec Industries, Inc.	51,247	1,565	OGE Energy Corporation	51,880
690	Ferro Corporation	15,422	1,900	ONEOK, Inc.	96,425
900	Florida Rock Industries, Inc.	57,159	3,132	Pepco Holdings, Inc. ‡	84,783
700	FMC Corporation	62,391	1,195	PNM Resources, Inc.	30,867
1,700	Louisiana-Pacific Corporation	31,484	1,925	Puget Energy, Inc.	44,564
1,170	Lubrizol Corporation	73,312	1,990	SCANA Corporation	74,386
3,510	Lyondell Chemical Company	157,599	3,670	Sierra Pacific Resources #	58,316
705	Martin Marietta Materials, Inc.	96,585	1,440	Vectren Corporation	35,957
370	Minerals Technologies, Inc.	23,928	1,500	Westar Energy, Inc.	34,530
1,285	Olin Corporation	26,818	880	WGL Holdings, Inc.	26,347
1,400	Packaging Corporation of America	35,728	2,010	Wisconsin Energy Corporation	86,289

1,000	Reliance Steel &			Total Utilities	1,408,685

	Aluminum Company	52,540

1,915	RPM International, Inc.	45,022		Total Common Stock
700	Scotts Company	28,693		(cost $12,527,500)	19,050,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Mid Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.6%)	Rate (+)	Date	Value

725,054	Thrivent Financial Securities Lending Trust	5.360%	N/A	$725,054

	Total Collateral Held for Securities Loaned
	(cost $725,054)			725,054

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.3%)	Rate (+)	Date	Value

$100,000	Federal National Mortgage Association ‡	5.080%	12/14/2007	$98,102
1,179,087	Thrivent Money Market Fund	5.090	N/A	1,179,087

	Total Short-Term Investments (cost $1,277,182)			1,277,189

	Total Investments (cost $14,529,736) 103.9%			$21,052,947

	Other Assets and Liabilities, Net (3.9%)			(784,943)

	Total Net Assets 100.0%			$20,268,004

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Index Mini-Futures	14	September 2007	$1,274,696	$1,205,960	($68,736)
Total Futures					($68,736)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2007, $98,102 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,308,078 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,200,520
Gross unrealized depreciation	(677,309)

Net unrealized appreciation (depreciation)	$6,523,211
Cost for federal income tax purposes	$14,529,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Partner International Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value (^)	Shares	Common Stock (97.8%)	Value (^)

Australia (4.2%)			Denmark (0.3%)
54,527	Babcock & Brown, Ltd. *	$1,291,041	18,172	Novo Nordisk AS	$1,906,607

109,637	BHP Billiton, Ltd.	3,492,005		Total Denmark	1,906,607

43,754	Caltex Australia, Ltd.	922,041
27,610	Cochlear, Ltd. *	1,441,191	Finland (0.7%)
141,877	Computershare, Ltd.	1,189,789	152,703	Nokia Oyj	4,362,262

25,206	CSL, Ltd.	1,888,566		Total Finland	4,362,262

29,210	Macquarie Bank Limited *	2,016,197
11,063	Rio Tinto, Ltd. *	862,341	France (7.1%)
188,795	Seek, Ltd. *	1,341,275	25,206	Air France — KLM	1,134,560
1	Suncorp-Metway, Ltd.	16	212,400	Axa SA	8,288,976
406,616	Westpac Banking Corporation	8,991,363	21,831	BNP Paribas SA	2,399,812
90,018	Woolworths, Ltd.	2,074,710	15,354	Bouygues SA	1,229,818
59,439	WorleyParsons, Ltd.	1,701,316	11,300	Carrefour SA	801,358

	Total Australia	27,211,851	9,921	CNP Assurances	1,300,611

			5,101	Compagnie Generale de
Austria (0.3%)				Geophysique-Veritas #	1,288,087
20,294	Voestalpine AG	1,688,367	16,286	Kaufman & Broad SA	1,180,952

	Total Austria	1,688,367	8,103	Lafarge SA	1,372,541

			10,342	Michelin Class B	1,365,469
Belgium (0.5%)			6,307	Nexans SA	1,105,814
24,535	InBev NV	1,975,784	13,772	Nexity	1,028,074
11,470	KBC Groep NV	1,492,217	21,891	Sanofi-Aventis	1,833,672

	Total Belgium	3,468,001	60,000	Schneider Electric SA	8,006,047

			52,317	Total SA	4,120,116
Bermuda (0.2%)			34,130	Vinci SA	2,444,864
54,695	Jardine Matheson Holdings, Ltd.	1,313,407	179,626	Vivendi Universal SA	7,629,989

	Total Bermuda	1,313,407		Total France	46,530,760

Canada (3.1%)			Germany (9.5%)
34,800	AGF Management, Ltd.	1,200,776	118,900	Adidas AG	7,231,329
23,200	Agrium, Inc. #*	975,366	8,331	Allianz AG	1,771,569
35,366	Biovail Corporation #	671,317	22,732	BASF AG	2,940,126
38,400	EnCana Corporation #	2,350,506	21,368	Bayerische Motoren Werke AG	1,326,047
28,400	Fortis, Inc.	700,949	87,400	Celesio AG	5,249,704
36,400	Imperial Oil, Ltd. #	1,696,483	11,481	Continental AG	1,654,414
12,800	Inmet Mining Corporation	1,115,861	12,769	Deutsche Bank AG	1,729,613
31,600	Metro, Inc.	1,125,609	18,006	Deutsche Boerse AG	2,094,426
24,300	Potash Corporation of		201,200	Deutsche Post AG-REG	5,879,009
	Saskatchewan #	1,951,881	24,253	E.ON AG	3,816,445
11,100	Research In Motion, Ltd. #	2,382,733	23,981	Fresenius Medical Care
32,300	Suncor Energy, Inc. #	2,920,262		AG & Company	1,130,142
95,600	Talisman Energy, Inc. #	1,748,365	11,816	MAN AG	1,707,274
19,800	Toronto-Dominion Bank #	1,266,918	84,200	Metro AG	6,537,417

	Total Canada	20,107,026	1,131	Porsche AG	2,052,382

			6,907	RWE AG	733,686
			9,394	Salzgitter AG	1,910,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Partner International Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value (^)	Shares	Common Stock (97.8%)	Value (^)

Germany — continued			25,300	Joint Corporation	$689,931
24,958	SGL Carbon AG #	$1,269,228	99,000	Kawasaki Kisen Kaisha, Ltd. *	1,355,078
98,831	Siemens AG	12,508,795	154	KDDI Corporation	1,021,589

	Total Germany	61,541,989	64,300	Komatsu, Ltd.	2,029,375

			42,000	Kyocera Corporation	4,082,413
Greece (0.5%)			41,000	Makita Corporation	1,894,532
27,212	National Bank of Greece SA	1,591,442	38,800	Matsuda Sangyo Company, Ltd. *	990,360
47,040	Piraeus Bank SA	1,667,928	879	Mitsubishi UFJ Financial

	Total Greece	3,259,370		Group, Inc.	9,380,574

			138,000	Mitsui Osk Lines, Ltd.	2,154,408
Hong Kong (1.3%)			556	Mizuho Financial Group, Inc.	3,915,970
139,100	Esprit Holdings, Ltd.	1,858,900	700,000	Mizuho Trust and Banking
374,000	Hengan International Group			Company, Ltd. *	1,341,204
	Company, Ltd.	1,257,078	33,600	Mori Seiki Company, Ltd.	1,095,947
349,800	Swire Pacific, Ltd.	3,959,326	267,200	Nikon Corporation	8,462,277
154,111	Vtech Holdings, Ltd.	1,365,525	5,900	Nintendo Company, Ltd.	2,844,562

	Total Hong Kong	8,440,829	310,000	Nippon Steel Corporation	2,331,733

			164,400	Nippon Suisan Kaisha, Ltd.	924,627
Ireland (0.6%)			199	NTT Data Corp.	833,362
39,713	Allied Irish Banks plc	1,031,017	38,000	Olympus Corporation *	1,557,622
78,090	Anglo Irish Bank Corporation plc	1,446,220	5,590	ORIX Corporation	1,341,691
48,538	Kingspan Group plc	1,162,302	87,000	Pacific Metals Company, Ltd.	1,506,266

	Total Ireland	3,639,539	48,000	Ricoh Company, Ltd.	1,040,472

			22,100	Sumco Corporation	1,134,629
Italy (4.5%)			411,600	Sumitomo Corporation	7,971,435
167,759	Enel SPA	1,731,804	75,000	Sumitomo Metal Mining
267,932	Eni SPA	9,376,850		Company, Ltd.	1,819,451
244,400	Finmeccanica SPA	7,335,712	189	Sumitomo Mitsui Financial
25,875	Fondiaria-Sai SPA	1,235,072		Group, Inc. *	1,708,039
1,102,515	UniCredito Italiano SPA	9,352,748	37,000	Sumitomo Realty & Development

	Total Italy	29,032,186		Company, Ltd.	1,099,360

			700,300	Sumitomo Trust and Banking
Japan (18.7%)				Company, Ltd.	5,912,444
29,500	Aisin Seiki Company, Ltd.	1,159,292	146,500	Takeda Pharmaceutical
2,500	Ardepro Company, Ltd. *	694,322		Company, Ltd.	9,543,201
111,000	Asahi Glass Company, Ltd. *	1,486,152	82,000	Tanabe Seiyaku Company, Ltd.	960,446
311,700	Bridgestone Corporation	6,577,967	155,970	The Sumitomo Warehouse
62,300	Canon, Inc.	3,292,824		Company, Ltd. *	961,112
103,000	Chiba Bank, Ltd.	866,868	46,000	Tokai Rika Company, Ltd.	1,223,173
133,900	Daito Trust Construction		174,100	Toyota Motor Corporation	10,584,002
	Company, Ltd.	6,647,572	61,800	Urban Corporation	978,891

420	Geo Corporation *	844,227		Total Japan	121,682,503

20,096	Hikari Tsushin, Inc.	798,950
39,800	Hitachi Construction Machinery		Netherlands (3.1%)
	Company, Ltd.	1,578,641	65,400	ABN AMRO Holding NV	3,226,835
22,200	IBIDEN Company, Ltd.	1,627,600	32,693	Apothekers Cooperatie OPG U.A.	1,045,322
279	Japan Tobacco, Inc.	1,417,912	53,677	Arcelor Mittal	3,282,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Partner International Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value (^)	Shares	Common Stock (97.8%)	Value (^)

Netherlands — continued			Sweden (2.6%)
28,963	Furgo NV	$1,927,377	27,550	Alfa Laval AB	$1,730,261
27,181	Heineken NV	1,722,596	44,650	Hennes & Mauritz AB	2,565,689
161,500	ING Groep NV	6,817,735	86,600	Meda AB	1,399,431
27,497	Sligro Food Group NV	1,302,994	57,173	Peab AB	1,740,032
28,626	Unilever NV	865,184	44,000	Skandinaviska Enskilda Banken	1,503,937

	Total Netherlands	20,190,271	2,083,300	Telefonaktiebolaget LM Ericsson	7,800,061

				Total Sweden	16,739,411

Norway (0.6%)
133,000	Ementor ASA #	1,132,601	Switzerland (7.0%)
96,000	Orkla ASA	1,804,440	70,753	ABB, Ltd.	1,701,516
44,000	Yara International ASA	1,169,784	24,948	Actelion, Ltd. #	1,329,773

	Total Norway	4,106,825	6,500	Givaudan SA	6,083,355

			14,251	Holcim, Ltd.	1,509,686
Singapore	(3.0%)		27,615	Nestle SA	10,609,066
105,000	City Developments, Ltd.	1,029,425	54,389	Novartis AG	2,933,725
245,000	Keppel Land, Ltd. *	1,327,626	22,387	Roche Holding AG	3,964,878
215,000	Oversea-Chinese Banking		25,085	Swatch Group AG	7,567,730
	Corporation	1,272,028	79,300	Swiss Reinsurance Company	6,804,135
3,423,490	Singapore		22,308	UBS AG	1,235,000
	Telecommunications, Ltd.	7,780,947	6,385	Zurich Financial Services AG	1,860,538

578,800	United Overseas Bank, Ltd.	8,464,792		Total Switzerland	45,599,402

	Total Singapore	19,874,818

			Taiwan (1.0%)
South Korea (3.3%)			620,336	Taiwan Semiconductor
3,881	Hyundai Heavy Industries	1,497,338		Manufacturing Company,
9,305	Korea Zinc Company, Ltd.	2,049,027		Ltd. ADR	6,296,410

17,353	KT&G Corporation	1,300,056		Total Taiwan	6,296,410

79,670	LG Electronics, Inc.	6,681,616
27,440	LG.Philips LCD Company, Ltd. #	1,277,089	United Kingdom (19.7%)
8,744	Samsung Electronics		58,858	3i Group plc	1,274,736
	Company, Ltd.	5,772,512	146,369	AstraZeneca plc	7,565,401
29,887	STX Shipbuilding Company, Ltd.	1,649,379	131,079	Barclays plc	1,841,283
44,250	Woori Finance Holdings		49,929	BG Group plc	812,231
	Company, Ltd.	1,139,486	99,624	BHP Billiton plc	2,923,255

	Total South Korea	21,366,503	69,964	BP Amoco plc	810,562

			57,938	British Land Company plc	1,444,566
Spain (4.6%)			620,300	British Sky Broadcasting
349,121	Banco Bilbao Vizcaya			Group plc	8,342,487
	Argentaria SA	8,546,753	400,199	BT Group plc	2,536,545
56,862	Grifols SA	1,187,233	322,232	Centricia plc	2,335,740
79,400	Iberdrola SA	4,416,678	77,108	Charter plc #	1,789,867
29,701	Industria de Diseno Textil SA		34,788	Chemring Group plc	1,345,065
	(Inditex) #	1,776,659	283,235	GAME GROUP plc	1,115,450
535,420	Telefonica SA	12,530,834	416,459	GlaxoSmithKline plc	10,540,651
23,607	Union Fenosa SA	1,290,737	22,626	Go-Ahead Group plc	1,261,849

	Total Spain	29,748,894	167,997	HBOS plc	3,271,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner International Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value (^)	Shares	Common Stock (97.8%)	Value (^)

United Kingdom — continued			80,939	Scottish & Southern Energy plc	$2,365,135
54,013	Imperial Tobacco Group plc	$2,367,883	183,949	Standard Life plc	1,140,611
213,757	International Power plc	1,777,097	418,291	Tesco plc	3,435,968
52,957	Keller Group plc	1,047,910	239,025	Unilever plc	7,455,512
1,399,500	Kingfisher plc	6,003,949	81,099	United Business Media plc	1,242,727
571,900	Lloyds TSB Group plc	6,433,556	2,489,887	Vodafone Group plc	7,485,340
148,362	Man Group plc	1,687,403	566,502	WPP Group plc	8,118,941
126,469	Michael Page International plc	1,387,229	34,208	Xstrata plc	2,180,598

414,000	Pearson plc	6,635,437		Total United Kingdom	128,201,694

143,509	Petrofac, Ltd.	1,254,939
58,783	Punch Taverns plc	1,362,827	United States (1.4%)
43,026	Reckitt Benckiser plc	2,302,341	119,912	iShares MSCI EAFE Index Fund *	9,452,663

16,188	Rio Tinto plc	1,168,002		Total United States	9,452,663

629,573	Royal Bank of Scotland

	Group plc	7,496,177		Total Common Stock
62,084	Royal Dutch Shell plc	2,417,997		(cost $529,054,166)	635,761,588

56,208	Royal Dutch Shell plc	2,222,802

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.4%)		Rate (+)	Date	Value

28,732,250	Thrivent Financial Securities Lending Trust		5.360%	N/A	$28,732,250

		Total Collateral Held for Securities Loaned
		(cost $28,732,250)			28,732,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Partner International Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.0%)	Rate (+)	Date	Value

$11,065,000	Ciesco, LP	5.350%	8/1/2007	$11,065,000
2,245,241	Thrivent Money Market Fund	5.090	N/A	2,245,241

	Total Short-Term Investments (at amortized cost)			13,310,241

	Total Investments (cost $571,096,657) 104.2%			$677,804,079

	Other Assets and Liabilities, Net (4.2%)			(27,402,682)

	Total Net Assets 100.0%			$650,401,397

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,112,954
Gross unrealized depreciation	(7,405,532)

Net unrealized appreciation (depreciation)	$106,707,422
Cost for federal income tax purposes	$571,096,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Large Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Consumer Discretionary (9.6%)			29,500	GlobalSantaFe Corporation	$2,115,445
23,150	Abercrombie & Fitch Company	$1,618,185	44,550	Halliburton Company	1,604,691
52,850	Coach, Inc. #~	2,402,561	3,400	Marathon Oil Corporation	187,680
207,050	Comcast Corporation #	5,418,498	10,550	National Oilwell Varco, Inc. #	1,267,160
77,800	DIRECTV Group, Inc. #	1,743,498	22,300	Oceaneering International, Inc. #	1,252,368
121,600	Home Depot, Inc.	4,519,872	33,300	Range Resources Corporation	1,236,762
38,750	International Game		72,310	Schlumberger, Ltd.	6,849,203
	Technology *	1,368,650	30,400	Suncor Energy, Inc.	2,750,288
39,650	J.C. Penney Company, Inc.		45,800	XTO Energy, Inc.	2,497,474

	(Holding Company) *	2,697,786		Total Energy	31,144,054

69,050	Kohl’s Corporation #	4,198,240
23,900	Las Vegas Sands Corporation #*	2,085,275	Financials (11.8%)
23,100	Macy’s Group, Inc	833,217	29,850	AFLAC, Inc. *	1,555,782
75,100	Marriott International, Inc.	3,120,405	55,250	American Express Company *	3,234,335
43,150	McDonald’s Corporation	2,065,590	47,900	American International
67,100	McGraw-Hill Companies, Inc.	4,059,550		Group, Inc. *	3,074,222
135,950	News Corporation *	3,080,627	81,750	CB Richard Ellis Group, Inc. #	2,854,710
46,350	OfficeMax, Inc.	1,523,988	149,050	Charles Schwab Corporation	3,000,376
21,600	Orbitz Worldwide, Inc. #	260,928	74,850	Citigroup, Inc.	3,485,764
104,100	Pier 1 Imports, Inc. *	678,732	8,200	CME Group, Inc.	4,530,500
62,450	Starbucks Corporation #	1,666,166	43,600	Commerce Bancorp, Inc. *	1,458,420
21,900	Starwood Hotels & Resorts		51,400	Discover Financial Services #	1,184,770
	Worldwide, Inc.	1,378,824	29,500	Franklin Resources, Inc.	3,757,415
82,600	Toll Brothers, Inc. #	1,811,418	34,750	Goldman Sachs Group, Inc.	6,544,815
83,100	Walt Disney Company	2,742,300	23,000	IntercontinentalExchange, Inc. #	3,475,990

	Total Consumer		41,500	Jefferies Group, Inc.	1,090,205
	Discretionary	49,274,310	62,760	Lehman Brothers Holdings, Inc.	3,891,120

			65,200	Morgan Stanley	4,164,324
Consumer Staples (7.5%)			21,950	Nymex Holdings, Inc. *	2,732,775
49,200	Altria Group, Inc.	3,270,324	47,000	optionsXpress Holdings, Inc. *	1,175,470
43,000	Anheuser-Busch Companies, Inc.	2,097,110	27,150	Prudential Financial, Inc.	2,406,304
42,450	Costco Wholesale Corporation	2,538,510	63,100	State Street Corporation *	4,229,593
184,550	CVS/Caremark Corporation	6,494,314	50,500	T. Rowe Price Group, Inc.	2,632,565

116,150	PepsiCo, Inc. *	7,621,763		Total Financials	60,479,455

123,550	Procter & Gamble Company *	7,642,803
99,500	Safeway, Inc.	3,171,065	Health Care (15.6%)
35,100	Smithfield Foods, Inc. #	1,090,206	101,400	Abbott Laboratories *	5,139,966
96,400	Wal-Mart Stores, Inc. *	4,429,580	39,750	Aetna, Inc.	1,910,782

	Total Consumer Staples	38,355,675	55,900	Allergan, Inc.	3,249,467

			52,400	Amgen, Inc. #	2,815,976
Energy (6.1%)			14,350	Amylin Pharmaceuticals, Inc. #*	667,418
21,450	Cameron International		73,500	Baxter International, Inc.	3,866,100
	Corporation #	1,673,100	64,900	Bristol-Myers Squibb Company *	1,843,809
36,700	Devon Energy Corporation *	2,738,187	83,500	Celgene Corporation #*	5,056,760
29,950	Diamond Offshore Drilling, Inc. *	3,090,241	58,350	Express Scripts, Inc. #*	2,925,086
33,500	Exxon Mobil Corporation	2,851,855	68,600	Genentech, Inc. #	5,102,468
11,250	FMC Technologies, Inc. #	1,029,600	38,705	Genzyme Corporation #	2,441,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Health Care — continued			68,530	United Technologies
184,800	Gilead Sciences, Inc. #	$6,880,104		Corporation	$5,000,634
25,400	Hologic, Inc. #*	1,315,720	3,500	W.W. Grainger, Inc.	305,760

38,808	Johnson & Johnson	2,347,884		Total Industrials	65,400,821

40,500	McKesson Corporation	2,339,280
66,430	Medtronic, Inc. *	3,366,008	Information Technology (28.4%)
75,850	Merck & Company, Inc. *	3,765,952	77,093	Accenture, Ltd.	3,247,928
74,450	Schering-Plough Corporation	2,124,803	129,950	Adobe Systems, Inc. #	5,235,686
37,300	Shire Pharmaceuticals Group		60,450	Alcatel-Lucent ADR *	701,220
	plc ADR *	2,752,367	94,450	Apple Computer, Inc. #	12,444,732
72,100	St. Jude Medical, Inc. #	3,110,394	36,400	BMC Software, Inc. #	1,045,408
75,650	Teva Pharmaceutical Industries,		71,975	Broadcom Corporation #	2,361,500
	Ltd. ADR *	3,178,813	546,950	Cisco Systems, Inc. #	15,812,330
91,794	Thermo Electron Corporation #	4,792,565	38,443	Citrix Systems, Inc. #	1,390,483
79,750	UnitedHealth Group, Inc.	3,862,292	49,900	Cognizant Technology
44,061	Wyeth	2,137,840		Solutions Corporation #	4,040,902
39,050	Zimmer Holdings, Inc. #	3,036,528	125,750	Corning, Inc. #	2,997,880

	Total Health Care	80,029,506	151,350	eBay, Inc. #	4,903,740

			61,820	Electronic Arts, Inc. #	3,006,925
Industrials (12.7%)			137,480	EMC Corporation #*	2,544,755
40,700	AMR Corporation #*	1,004,476	61,550	Emulex Corporation #	1,218,690
64,150	Boeing Company	6,635,034	18,700	F5 Networks, Inc. #	1,621,103
13,650	C.H. Robinson Worldwide, Inc.	664,072	35,800	FormFactor, Inc. #	1,374,362
17,500	Caterpillar, Inc.	1,379,000	57,000	Foundry Networks, Inc. #	1,002,630
40,800	Chicago Bridge and		31,000	Google, Inc. #	15,810,000
	Iron Company	1,656,480	123,050	Hewlett-Packard Company	5,663,992
40,250	Danaher Corporation *	3,005,870	44,650	Informatica Corporation #	622,421
25,200	Deere & Company *	3,034,584	192,100	Intel Corporation	4,537,402
87,700	Emerson Electric Company	4,128,039	32,750	International Rectifier
54,850	Expeditors International of			Corporation #	1,202,252
	Washington, Inc.	2,450,698	126,650	Marvell Technology
18,950	FedEx Corporation	2,098,523		Group, Ltd. #	2,279,700
19,400	Fluor Corporation	2,240,894	68,900	Maxim Integrated
20,150	Foster Wheeler, Ltd. #	2,264,658		Products, Inc.	2,184,130
46,550	General Dynamics		15,350	MEMC Electronic
	Corporation *	3,656,968		Materials, Inc. #	941,262
192,620	General Electric Company	7,465,951	406,650	Microsoft Corporation	11,788,784
34,350	Illinois Tool Works, Inc.	1,890,968	54,000	Monster Worldwide, Inc. #	2,100,060
21,400	Lockheed Martin Corporation	2,107,472	101,450	Network Appliance, Inc. #	2,875,093
29,400	Norfolk Southern Corporation	1,581,132	42,150	NVIDIA Corporation #	1,928,784
34,100	Precision Castparts Corporation	4,673,746	171,400	ON Semiconductor
22,950	Raytheon Company	1,270,512		Corporation #*	2,025,948
26,750	Rockwell Collins, Inc.	1,837,725	195,245	Oracle Corporation #	3,733,084
24,800	Thomas & Betts Corporation #	1,532,640	81,350	Qimonda AG ADR #*	1,203,980
40,900	UAL Corporation #*	1,805,326	210,500	QUALCOMM, Inc.	8,767,325
14,350	Union Pacific Corporation	1,709,659	12,200	Research in Motion, Ltd. #*	2,610,800
			12,400	SanDisk Corporation #*	665,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)		Value

Information Technology — continued			Telecommunications Services (3.7%)
34,750	Seagate Technology	$816,972	94,450	America Movil SA de CV ADR		$5,655,666
345,600	Sun Microsystems, Inc. #	1,762,560	74,700	American Tower Corporation #		3,112,002
89,600	Texas Instruments, Inc.	3,153,024	34,250	AT&T, Inc.		1,341,230
56,800	ValueClick, Inc. #*~	1,214,384	75,050	NII Holdings, Inc. #		6,305,701
69,050	Western Union Company	1,377,548	33,900	Tim Participacoes SA ADR *		1,171,923
80,800	Yahoo!, Inc. #	1,878,600	84,900	Time Warner Telecom, Inc. #		1,659,795

	Total Information			Total Telecommunications
	Technology	146,093,391		Services		19,246,317

Materials (2.8%)				Total Common Stock
38,500	Air Products and			(cost $488,714,397)		504,418,088

	Chemicals, Inc.	3,325,245
35,300	Ecolab, Inc.	1,486,483
36,200	Freeport-McMoRan Copper &
	Gold, Inc. *	3,402,076
95,900	Monsanto Company	6,180,755

	Total Materials	14,394,559

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.4%)			Rate (+)	Date	Value

99,617,056	Thrivent Financial Securities Lending Trust		5.360%		N/A	$99,617,056

		Total Collateral Held for Securities Loaned
		(cost $99,617,056)				99,617,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth Fund

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (1.7%)	Rate (+)	Date	Value

8,881,101	Thrivent Money Market Fund	5.090%	N/A	$8,881,101

	Total Short-Term Investments (at amortized cost)			8,881,101

	Total Investments (cost $597,212,554) 119.3%			$612,916,245

	Other Assets and Liabilities, Net (19.3%)			(99,184,944)

	Total Net Assets 100.0%			$513,731,301

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Coach, Inc.	109	$50.00	August 2007	($3,270)	$5,019
ValueClick, Inc.	103	22.50	August 2007	(10,302)	0
Total Call Options Written					$5,019

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$37,176,281
Gross unrealized depreciation	(21,472,590)

Net unrealized appreciation (depreciation)	$15,703,691
Cost for federal income tax purposes	$597,212,554

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Consumer Discretionary (8.3%)			Financials (26.4%)
25,100	BorgWarner, Inc.	$2,169,895	32,500	ACE, Ltd.	$1,875,900
47,150	CBS Corporation	1,495,598	180,200	American International
234,650	Comcast Corporation #*	6,164,256		Group, Inc. *	11,565,236
37,800	Darden Restaurants, Inc.	1,609,146	257,980	Bank of America Corporation *	12,233,412
24,500	Gannett Company, Inc.	1,222,550	227,304	Bank of New York Mellon
67,685	Liberty Media Corporation -			Corporation	9,671,764
	Capital #	7,746,548	75,600	Chubb Corporation *	3,810,996
66,400	McDonald’s Corporation *	3,178,568	301,232	Citigroup, Inc.	14,028,374
255,400	News Corporation	5,394,048	40,900	City National Corporation	2,895,311
29,700	NIKE, Inc.	1,676,565	42,250	Discover Financial Services #*	973,862
53,500	Office Depot, Inc. #	1,335,360	15,100	Everest Re Group, Ltd.	1,483,575
47,400	Sherwin-Williams Company	3,303,306	76,840	Federal Home Loan Mortgage
74,100	Target Corporation	4,488,237		Corporation	4,400,627
197,100	Time Warner, Inc.	3,796,146	49,800	Federal National Mortgage
105,900	TJX Companies, Inc. *	2,938,725		Association	2,980,032
112,400	Walt Disney Company	3,709,200	18,500	Goldman Sachs Group, Inc.	3,484,290

	Total Consumer		18,880	Hartford Financial Services
	Discretionary	50,228,148		Group, Inc.	1,734,506

			382,600	Hudson City Bancorp, Inc.	4,675,372
Consumer Staples (8.3%)			374,400	J.P. Morgan Chase & Company	16,477,344
156,100	Altria Group, Inc.	10,375,967	28,200	Lehman Brothers Holdings, Inc.	1,748,400
70,100	Anheuser-Busch		101,200	Merrill Lynch & Company, Inc.	7,509,040
	Companies, Inc.	3,418,777	84,500	Morgan Stanley *	5,397,015
180,500	ConAgra Foods, Inc.	4,575,675	62,900	PNC Financial Services
105,800	Estee Lauder Companies, Inc.	4,763,116		Group, Inc. *	4,192,285
188,300	General Mills, Inc.	10,473,246	115,200	Principal Financial Group, Inc.	6,496,128
61,810	Kimberly-Clark Corporation	4,157,959	34,100	Prudential Financial, Inc.	3,022,283
107,200	Kroger Company	2,782,912	15,100	Simon Property Group, Inc.	1,306,603
43,500	Safeway, Inc.	1,386,345	135,800	State Street Corporation *	9,102,674
55,000	Unilever NV ADR	1,664,300	122,700	Travelers Companies, Inc.	6,230,706
146,000	Wal-Mart Stores, Inc.	6,708,700	101,800	U.S. Bancorp *	3,048,910

	Total Consumer Staples	50,306,997	123,614	Wachovia Corporation	5,835,817

			207,300	Washington Federal, Inc.	4,670,469
Energy (11.1%)			77,762	Washington Mutual, Inc. *	2,918,408
68,550	Apache Corporation	5,535,412	188,200	Wells Fargo & Company *	6,355,514

103,514	Chevron Corporation	8,825,604		Total Financials	160,124,853

98,112	ConocoPhillips	7,931,374
273,100	Exxon Mobil Corporation *	23,249,002	Health Care (9.1%)
106,800	Occidental Petroleum Corporation 6,057,696		144,300	Abbott Laboratories *	7,314,567
65,900	Schlumberger, Ltd.	6,242,048	35,600	Aetna, Inc.	1,711,292
117,400	Total SA ADR	9,228,814	24,800	Amgen, Inc. #	1,332,752

	Total Energy	67,069,950	75,600	Baxter International, Inc.	3,976,560

			23,550	Covidien, Ltd. #	964,372
			60,360	Johnson & Johnson	3,651,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Health Care — continued			87,650	International Business Machines
92,300	McKesson Corporation	$5,331,248		Corporation *	$9,698,472
66,200	Merck & Company, Inc. *	3,286,830	149,400	Microsoft Corporation	4,331,106
36,200	Novartis AG ADR	1,952,990	75,900	Motorola, Inc.	1,289,541
524,500	Pfizer, Inc.	12,330,995	75,450	Nokia Oyj ADR	2,160,888
167,900	Sanofi-Aventis ADR	7,009,825	101,000	Oracle Corporation #	1,931,120
36,700	WellPoint, Inc. #	2,756,904	131,900	Sybase, Inc. #	3,128,668
67,400	Wyeth	3,270,248	67,300	Symantec Corporation #*	1,292,160

	Total Health Care	54,890,363	139,900	Tellabs, Inc. #	1,587,865

			23,550	Tyco Electronics, Ltd. #*	843,561

Industrials (11.3%)				Total Information
177,700	AMR Corporation #*	4,385,636		Technology	55,625,026

31,800	Armstrong World
	Industries, Inc. #	1,377,576	Materials (4.3%)
79,000	CSX Corporation	3,745,390	99,350	Alcoa, Inc.	3,795,170
31,900	Deere & Company *	3,841,398	55,100	Dow Chemical Company *	2,395,748
88,200	Emerson Electric Company	4,151,574	124,800	E.I. du Pont de Nemours
119,200	Flowserve Corporation	8,614,584		and Company	5,831,904
18,500	General Dynamics		62,540	International Paper Company *	2,318,358
	Corporation *	1,453,360	201,900	MeadWestvaco Corporation	6,569,826
272,400	General Electric Company	10,558,224	48,900	Praxair, Inc. *	3,746,718
100,600	Honeywell International, Inc.	5,785,506	28,600	Rohm and Haas Company	1,616,472

77,900	Lockheed Martin Corporation	7,671,592		Total Materials	26,274,196

21,500	Northrop Grumman
	Corporation	1,636,150	Telecommunications Services (5.8%)
119,950	Republic Services, Inc. *	3,832,402	405,498	AT&T, Inc. *	15,879,302
23,550	Tyco International, Ltd.	1,113,680	196,092	Sprint Nextel Corporation	4,025,769
69,700	United Technologies		156,500	Time Warner Telecom, Inc. #	3,059,575
	Corporation	5,086,009	286,164	Verizon Communications, Inc.	12,196,310

128,300	Waste Management, Inc.	4,879,249		Total Telecommunications

	Total Industrials	68,132,330		Services	35,160,956

Information Technology (9.2%)			Utilities (2.6%)
115,200	Accenture, Ltd.	4,853,376	43,100	Entergy Corporation	4,308,276
285,400	AMIS Holdings, Inc. #	2,942,474	99,500	Exelon Corporation	6,979,925
64,920	Applied Materials, Inc.	1,430,837	76,900	FirstEnergy Corporation	4,671,675

71,500	Cisco Systems, Inc. #	2,067,065		Total Utilities	15,959,876

55,100	Dell, Inc. #	1,541,147

152,400	Hewlett-Packard Company	7,014,972		Total Common Stock
402,700	Intel Corporation	9,511,774		(cost $491,552,965)	583,772,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Value Fund

Schedule of Investments as of July 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.6%)	Rate (+)	Date	Value

124,734,099	Thrivent Financial Securities Lending Trust	5.360%	N/A	$124,734,099

	Total Collateral Held for Securities Loaned
	(cost $124,734,099)			124,734,099

		Interest	Maturity
Shares	Short-Term Investments (4.0%)	Rate (+)	Date	Value

24,224,993	Thrivent Money Market Fund	5.090%	N/A	$24,224,993

	Total Short-Term Investments (at amortized cost)			24,224,993

	Total Investments (cost $640,512,057) 121.0%			$732,731,787

	Other Assets and Liabilities, Net (21.0%)			(127,048,306)

	Total Net Assets 100.0%			$605,683,481

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$100,943,310
Gross unrealized depreciation	(8,723,580)

Net unrealized appreciation (depreciation)	$92,219,730
Cost for federal income tax purposes	$640,512,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Consumer Discretionary (6.9%)			208,636	GlobalSantaFe Corporation *	$14,961,288
706,351	Comcast Corporation #	$18,555,841	69,966	National Oilwell Varco, Inc. #	8,403,616
738,519	Comcast Corporation #*	19,327,042	253,079	Occidental Petroleum
185,769	Darden Restaurants, Inc.	7,908,186		Corporation	14,354,641
404,300	Home Depot, Inc. *	15,027,831	408,880	Schlumberger, Ltd. *	38,729,114
183,500	International Game Technology	6,481,220	80,440	Suncor Energy, Inc.	7,277,407
264,593	Kohl’s Corporation #	16,087,254	547,792	Total SA ADR	43,061,929
133,383	Liberty Media Corporation —		250,225	XTO Energy, Inc. *	13,644,769

	Capital #	15,265,684		Total Energy	359,728,935

511,192	Marriott International, Inc.	21,240,028
237,300	McGraw-Hill Companies, Inc.	14,356,650	Financials (20.0%)
900,200	News Corporation	19,012,224	309,254	American Express Company *	18,103,729
729,000	News Corporation *	16,519,140	731,283	American International
143,767	Nordstrom, Inc.	6,840,434		Group, Inc. *	46,933,743
259,523	Office Depot, Inc. #	6,477,694	157,370	Ameriprise Financial, Inc.	9,484,690
108,944	Sherwin-Williams Company	7,592,307	1,159,201	Bank of America Corporation *	54,969,311
170,000	Target Corporation	10,296,900	742,934	Bank of New York Mellon
320,289	Time Warner, Inc.	6,168,766		Corporation	31,611,842
496,542	TJX Companies, Inc. *	13,779,040	272,310	Chubb Corporation *	13,727,147
278,700	Toll Brothers, Inc. #*	6,111,891	1,201,638	Citigroup, Inc. *	55,960,282

	Total Consumer		253,079	City National Corporation *	17,915,462
	Discretionary	227,048,132	37,508	CME Group, Inc.	20,723,170

			281,127	Discover Financial Services #*	6,479,966
Consumer Staples (7.5%)			227,504	Federal National Mortgage
540,827	Altria Group, Inc.	35,948,771		Association	13,613,839
339,620	Anheuser-Busch		572,360	Fifth Third Bancorp *	21,114,360
	Companies, Inc.	16,563,267	98,800	Franklin Resources, Inc.	12,584,156
871,353	ConAgra Foods, Inc.	22,088,799	108,521	Goldman Sachs Group, Inc.	20,438,845
186,400	Costco Wholesale		876,300	Hudson City Bancorp, Inc. *	10,708,386
	Corporation *	11,146,720	88,100	IntercontinentalExchange,
630,544	CVS/Caremark Corporation	22,188,843		Inc. #	13,314,553
454,908	Estee Lauder Companies, Inc.	20,479,958	765,054	J.P. Morgan Chase & Company	33,670,027
615,002	General Mills, Inc.	34,206,411	322,200	Lehman Brothers Holdings, Inc.	19,976,400
95,304	Kraft Foods, Inc.	3,121,206	161,283	Loews Corporation *	7,644,814
538,700	Procter & Gamble Company *	33,323,982	454,908	Merrill Lynch & Company, Inc.	33,754,174
323,500	Safeway, Inc.	10,309,945	312,420	MetLife, Inc.	18,813,932
843,239	Wal-Mart Stores, Inc. *	38,746,832	561,453	Morgan Stanley	35,860,003

	Total Consumer Staples	248,124,734	61,600	Nymex Holdings, Inc. *	7,669,200

			310,673	Principal Financial Group, Inc.	17,518,850
Energy (10.8%)			213,578	Prudential Financial, Inc. *	18,929,418
214,616	Apache Corporation *	17,330,242	410,101	State Street Corporation *	27,489,070
119,162	Chevron Corporation	10,159,752	426,061	Travelers Companies, Inc.	21,635,378
544,771	ConocoPhillips	44,039,288	459,101	Wachovia Corporation	21,674,158
154,100	Devon Energy Corporation *	11,497,401	474,800	Washington Federal, Inc.	10,697,244
104,600	Diamond Offshore Drilling, Inc. *	10,792,628	586,255	Wells Fargo & Company *	19,797,831

1,473,944	Exxon Mobil Corporation *	125,476,860		Total Financials	662,813,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Large Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Health Care (12.3%)			286,178	Apple Computer, Inc. #	$37,706,813
1,011,268	Abbott Laboratories *	$51,261,175	421,801	Broadcom Corporation #	13,839,291
248,862	Allergan, Inc. *	14,466,348	1,834,305	Cisco Systems, Inc. #	53,029,758
63,800	Amgen, Inc. #	3,428,612	451,947	Citrix Systems, Inc. #*	16,346,923
303,943	Baxter International, Inc.	15,987,402	197,175	Cognizant Technology
385,066	Express Scripts, Inc. #	19,303,359		Solutions Corporation #	15,967,232
1,017,336	Gilead Sciences, Inc. #	37,875,419	456,820	Corning, Inc. #	10,890,589
764,414	Johnson & Johnson	46,247,047	441,713	eBay, Inc. #	14,311,501
679,217	McKesson Corporation	39,231,574	312,713	Emulex Corporation #	6,191,717
270,529	Medtronic, Inc. *	13,707,704	73,100	F5 Networks, Inc. #	6,337,039
342,600	Merck & Company, Inc. *	17,010,090	93,642	Google, Inc. #	47,757,420
1,454,436	Pfizer, Inc.	34,193,790	1,029,743	Hewlett-Packard Company	47,399,070
470,867	Sanofi-Aventis ADR *	19,658,697	1,731,057	Intel Corporation	40,887,566
303,300	St. Jude Medical, Inc. #	13,084,362	509,330	International Business
637,974	Thermo Electron Corporation #	33,308,623		Machines Corporation *	56,357,364
341,097	UnitedHealth Group, Inc.	16,519,328	345,600	Maxim Integrated
216,833	WellPoint, Inc. #	16,288,495		Products, Inc.	10,955,520
305,895	Wyeth	14,842,025	2,710,183	Microsoft Corporation	78,568,205

	Total Health Care	406,414,050	225,700	Monster Worldwide, Inc. #	8,777,473

			344,600	Network Appliance, Inc. #	9,765,964
Industrials (10.8%)			557,404	Oracle Corporation #	10,657,564
555,300	AMR Corporation #*‡	13,704,804	796,557	QUALCOMM, Inc.	33,176,599
153,650	Armstrong World		2,008,300	Sun Microsystems, Inc. #	10,242,330
	Industries, Inc. #	6,656,118	310,900	Sybase, Inc. #	7,374,548
245,466	Boeing Company *	25,388,548	686,199	Tellabs, Inc. #	7,788,359
46,152	Caterpillar, Inc. *	3,636,778	290,668	Texas Instruments, Inc.	10,228,607

362,023	CSX Corporation	17,163,510		Total Information
187,756	Danaher Corporation *	14,021,618		Technology	623,830,122

109,641	Deere & Company *	13,202,969
346,600	Emerson Electric Company	16,314,462	Materials (4.9%)
422,889	Flowserve Corporation	30,562,188	185,593	Air Products and
102,900	Fluor Corporation	11,885,979		Chemicals, Inc.	16,029,667
1,442,735	General Electric Company *	55,920,409	1,159,722	Alcoa, Inc. ‡	44,301,380
397,214	Honeywell International, Inc. *	22,843,777	358,751	E.I. du Pont de Nemours and
201,829	Lockheed Martin Corporation	19,876,120		Company *	16,764,434
207,882	Precision Castparts Corporation	28,492,307	173,239	Freeport-McMoRan Copper &
276,116	UAL Corporation #*	12,187,760		Gold, Inc. *	16,281,001
117,923	Union Pacific Corporation	14,049,346	720,774	MeadWestvaco Corporation	23,453,986
392,368	United Technologies Corporation	28,631,093	365,850	Monsanto Company	23,579,032
640,777	Waste Management, Inc.	24,368,749	291,542	Praxair, Inc. *	22,337,948

	Total Industrials	358,906,535		Total Materials	162,747,448

Information Technology (18.8%)			Telecommunications Services (2.9%)
1,004,306	Accenture, Ltd. *	42,311,412	502,998	America Movil SA de CV ADR	30,119,520
408,122	Adobe Systems, Inc. #	16,443,235	212,500	American Tower Corporation #	8,852,750
324,300	Alcatel-Lucent ADR *	3,761,880	498,066	AT&T, Inc.	19,504,265
655,300	AMIS Holdings, Inc. #*	6,756,143	278,462	NII Holdings, Inc. #*	23,396,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Large Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Telecommunications Services — continued			Utilities (1.6%)
41,646	Tim Participacoes SA ADR *	$1,439,702	1,099,355	Southern Company *	$36,982,302
723,946	Time Warner Telecom, Inc. #*	14,153,144	250,000	TXU Corporation	16,312,500

	Total Telecommunications			Total Utilities	53,294,802

	Services	97,465,758

				Total Common Stock
				(cost $2,431,864,057)	3,200,374,496

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.8%)		Rate (+)	Date	Value

823,437,824	Thrivent Financial Securities Lending Trust		5.360%	N/A	$823,437,824

		Total Collateral Held for Securities Loaned
		(cost $823,437,824)			823,437,824

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.5%)		Rate (+)	Date	Value

$31,255,000	Bryant Park Funding, LLC		5.360%	8/1/2007	$31,255,000
30,385,000	Corporate Asset Finance Company, LLC		5.360	8/1/2007	30,385,000
8,300,000	Federal National Mortgage Association ‡		5.080	12/14/2007	8,142,508
5,000,000	ING US Funding, LLC		5.350	8/7/2007	4,995,542
8,000,000	Jupiter Securitization Company, LLC		5.300	8/7/2007	7,992,933
10,000,000	Nestle Capital Corporation		5.330	8/2/2007	9,998,519
10,000,000	Tempo Finance Corporation		5.265	8/13/2007	9,982,450
10,575,916	Thrivent Money Market Fund		5.090	N/A	10,575,916
2,072,000	Yorktown Capital, LLC		5.280	8/16/2007	2,067,442

		Total Short-Term Investments (cost $115,394,687)			115,395,310

		Total Investments (cost $3,370,696,568) 124.8%			$4,139,207,630

		Other Assets and Liabilities, Net (24.8%)			(821,907,267)

		Total Net Assets 100.0%			$3,317,300,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Large Cap Stock Fund

Schedule of Investments as of July 31, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	50	September 2007	$18,750,125	$18,273,750	($476,375)
Total Futures					($476,375)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2007, $8,142,508 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $27,313,504 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$816,169,936
Gross unrealized depreciation	(47,658,874)

Net unrealized appreciation (depreciation)	$768,511,062
Cost for federal income tax purposes	$3,370,696,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Consumer Discretionary (9.7%)			3,131	Interpublic Group of
600	Abercrombie & Fitch Company	$41,940		Companies, Inc. #	$32,844
2,100	Amazon.com, Inc. #	164,934	1,600	J.C. Penney Company, Inc.
1,000	Apollo Group, Inc. #	59,110		(Holding Company)	108,864
1,100	AutoNation, Inc. #	21,428	1,300	Johnson Controls, Inc.	147,095
400	AutoZone, Inc. #	50,724	800	Jones Apparel Group, Inc.	19,968
1,900	Bed Bath & Beyond, Inc. #	65,816	600	KB Home	19,086
2,775	Best Buy Company, Inc.	123,737	2,200	Kohl’s Corporation #	133,760
800	Big Lots, Inc. #	20,688	1,300	Leggett & Platt, Inc.	26,949
500	Black & Decker Corporation	43,285	1,000	Lennar Corporation	30,660
700	Brunswick Corporation	19,572	2,400	Limited Brands, Inc.	57,960
3,100	Carnival Corporation	137,361	800	Liz Claiborne, Inc.	28,112
5,050	CBS Corporation	160,186	10,200	Lowe’s Companies, Inc.	285,702
900	Centex Corporation	33,579	3,156	Macy’s Group, Inc	113,837
1,000	Circuit City Stores, Inc. *	11,900	2,300	Marriott International, Inc.	95,565
3,300	Clear Channel		2,600	Mattel, Inc.	59,566
	Communications, Inc. *	121,770	8,100	McDonald’s Corporation	387,747
2,600	Coach, Inc. #	118,196	2,400	McGraw-Hill Companies, Inc.	145,200
21,230	Comcast Corporation #	557,712	300	Meredith Corporation	16,947
1,800	D.R. Horton, Inc.	29,376	1,100	New York Times Company *	25,146
1,000	Darden Restaurants, Inc.	42,570	2,000	Newell Rubbermaid, Inc.	52,900
400	Dillard’s, Inc.	11,956	15,800	News Corporation	333,696
5,200	DIRECTV Group, Inc. #	116,532	2,600	NIKE, Inc.	146,770
400	Dow Jones & Company, Inc.	22,952	1,500	Nordstrom, Inc.	71,370
700	E.W. Scripps Company	28,679	1,900	Office Depot, Inc. #	47,424
2,000	Eastman Kodak Company *	50,500	500	OfficeMax, Inc.	16,440
1,100	Family Dollar Stores, Inc.	32,582	2,200	Omnicom Group, Inc.	114,114
12,800	Ford Motor Company *	108,928	400	Polo Ralph Lauren Corporation	35,740
1,100	Fortune Brands, Inc.	89,430	1,400	Pulte Homes, Inc.	27,076
1,700	Gannett Company, Inc.	84,830	1,000	RadioShack Corporation	25,130
3,700	Gap, Inc.	63,640	472	Sears Holdings Corporation #	64,565
3,800	General Motors Corporation *	123,120	700	Sherwin-Williams Company	48,783
1,200	Genuine Parts Company	57,096	300	Snap-On, Inc.	15,699
1,400	Goodyear Tire & Rubber		500	Stanley Works	27,665
	Company #*	40,208	4,850	Staples, Inc.	111,647
2,200	H&R Block, Inc.	43,890	5,100	Starbucks Corporation #	136,068
1,800	Harley-Davidson, Inc.	103,176	1,500	Starwood Hotels & Resorts
500	Harman International			Worldwide, Inc.	94,440
	Industries, Inc.	58,000	5,900	Target Corporation	357,363
1,300	Harrah’s Entertainment, Inc.	110,097	1,000	Tiffany & Company	48,250
1,100	Hasbro, Inc.	30,822	25,750	Time Warner, Inc.	495,945
2,600	Hilton Hotels Corporation	114,946	3,100	TJX Companies, Inc.	86,025
13,400	Home Depot, Inc.	498,078	654	Tribune Company	18,286
1,400	IAC InterActiveCorp #	40,236	600	VF Corporation	51,474
2,200	International Game Technology	77,704	4,650	Viacom, Inc. #	178,095
			13,500	Walt Disney Company	445,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Consumer Discretionary — continued			16,500	Wal-Mart Stores, Inc.	$758,175
500	Wendy’s International, Inc.	$17,515	1,000	Whole Foods Market, Inc. *	37,040
484	Whirlpool Corporation	49,393	1,475	William Wrigley Jr. Company	85,078

1,300	Wyndham Worldwide			Total Consumer Staples	8,271,954

	Corporation #	43,745
3,600	Yum! Brands, Inc.	115,344	Energy (11.0%)

	Total Consumer		3,090	Anadarko Petroleum Corporation	155,520
	Discretionary	8,742,756	2,322	Apache Corporation	187,502

			2,100	Baker Hughes, Inc.	166,005
Consumer Staples (9.2%)			2,100	BJ Services Company	54,915
14,300	Altria Group, Inc.	950,521	2,800	Chesapeake Energy Corporation	95,312
5,100	Anheuser-Busch Companies, Inc.	248,727	14,603	Chevron Corporation ‡	1,245,052
4,496	Archer-Daniels-Midland Company	151,066	11,088	ConocoPhillips	896,354
2,900	Avon Products, Inc.	104,429	1,200	CONSOL Energy, Inc.	49,980
600	Brown-Forman Corporation	39,864	3,100	Devon Energy Corporation	231,291
1,500	Campbell Soup Company	55,245	4,692	El Paso Corporation	78,122
1,100	Clorox Company	66,506	1,100	ENSCO International, Inc.	67,177
13,700	Coca-Cola Company	713,907	1,700	EOG Resources, Inc.	119,170
2,000	Coca-Cola Enterprises, Inc.	45,320	38,400	Exxon Mobil Corporation	3,268,989
3,400	Colgate-Palmolive Company *	224,400	6,200	Halliburton Company	223,324
3,400	ConAgra Foods, Inc.	86,190	1,900	Hess Corporation	116,280
1,300	Constellation Brands, Inc. #	28,509	4,630	Marathon Oil Corporation	255,576
3,000	Costco Wholesale Corporation	179,400	1,200	Murphy Oil Corporation	74,448
10,510	CVS/Caremark Corporation	369,847	2,000	Nabors Industries, Ltd. #	58,480
900	Dean Foods Company	25,893	1,300	National Oilwell Varco, Inc. #	156,143
900	Estee Lauder Companies, Inc.	40,518	900	Noble Corporation	92,214
2,300	General Mills, Inc.	127,926	5,600	Occidental Petroleum Corporation	317,632
2,200	H.J. Heinz Company	96,272	1,900	Peabody Energy Corporation	80,294
1,200	Hershey Company	55,320	700	Rowan Companies, Inc.	29,533
1,800	Kellogg Company	93,258	8,000	Schlumberger, Ltd.	757,760
3,200	Kimberly-Clark Corporation	215,264	1,400	Smith International, Inc.	85,974
10,880	Kraft Foods, Inc.	356,320	4,370	Spectra Energy Corporation	111,304
4,900	Kroger Company	127,204	900	Sunoco, Inc.	60,048
900	McCormick & Company, Inc.	30,744	1,900	Transocean, Inc. #	204,155
400	Molson Coors Brewing Company	35,576	3,700	Valero Energy Corporation	247,937
900	Pepsi Bottling Group, Inc.	30,114	2,400	Weatherford International, Ltd. #	132,792
11,090	PepsiCo, Inc.	727,726	4,100	Williams Companies, Inc.	132,225
21,410	Procter & Gamble Company *	1,324,423	2,600	XTO Energy, Inc.	141,778

1,200	Reynolds American, Inc.	73,404		Total Energy	9,893,286

3,100	Safeway, Inc.	98,797
5,100	Sara Lee Corporation	80,835	Financials (19.7%)
1,410	SUPERVALU, Inc.	58,738	2,200	ACE, Ltd.	126,984
4,300	SYSCO Corporation *	137,084	3,400	AFLAC, Inc. *	177,208
1,800	Tyson Foods, Inc.	38,340	4,200	Allstate Corporation	223,230
1,000	UST, Inc.	53,550	650	Ambac Financial Group, Inc.	43,648
6,800	Walgreen Company	300,424	1,100	American Capital Strategies, Ltd.	41,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Financials — continued			2,700	Goldman Sachs Group, Inc.	$508,518
8,100	American Express Company *	$474,174	2,100	Hartford Financial Services
17,644	American International			Group, Inc.	192,927
	Group, Inc. *	1,132,392	3,500	Host Marriott Corporation	73,920
1,600	Ameriprise Financial, Inc.	96,432	3,400	Hudson City Bancorp, Inc.	41,548
2,100	Aon Corporation	84,084	2,510	Huntington Bancshares, Inc.	48,192
600	Apartment Investment &		23,258	J.P. Morgan Chase & Company	1,023,585
	Management Company	25,350	1,300	Janus Capital Group, Inc.	39,078
1,600	Archstone-Smith Trust	91,856	2,700	KeyCorp	93,663
700	Assurant, Inc.	35,504	1,600	Kimco Realty Corporation	59,728
600	Avalonbay Communities, Inc.	64,782	800	Legg Mason, Inc.	72,000
30,203	Bank of America Corporation	1,432,226	3,700	Lehman Brothers Holdings, Inc.	229,400
7,805	Bank of New York		1,843	Lincoln National Corporation *	111,170
	Mellon Corporation	332,103	3,000	Loews Corporation	142,200
3,700	BB&T Corporation	138,454	600	M&T Bank Corporation	63,774
900	Bear Stearns Companies, Inc.	109,098	3,800	Marsh & McLennan
900	Boston Properties, Inc. *	85,041		Companies, Inc.	104,690
2,918	Capital One Financial		1,800	Marshall & Ilsley Corporation	74,178
	Corporation	206,478	900	MBIA, Inc.	50,490
1,300	CB Richard Ellis Group, Inc. #	45,396	6,000	Merrill Lynch & Company, Inc.	445,200
7,000	Charles Schwab Corporation *	140,910	5,100	MetLife, Inc.	307,122
2,800	Chubb Corporation	141,148	500	MGIC Investment Corporation	19,330
1,107	Cincinnati Financial Corporation	43,394	1,500	Moody’s Corporation	80,700
1,300	CIT Group, Inc.	53,534	7,100	Morgan Stanley	453,477
33,706	Citigroup, Inc.	1,569,688	3,900	National City Corporation *	114,621
390	CME Group, Inc.	215,475	1,300	Northern Trust Corporation	81,198
1,000	Comerica, Inc.	52,660	1,300	Plum Creek Timber
1,400	Commerce Bancorp, Inc.	46,830		Company, Inc.	50,518
900	Compass Bancshares, Inc.	62,352	2,300	PNC Financial Services
4,000	Countrywide Financial			Group, Inc. *	153,295
	Corporation	112,680	1,900	Principal Financial Group, Inc.	107,141
900	Developers Diversified Realty		5,100	Progressive Corporation	106,998
	Corporation	43,200	1,800	ProLogis Trust	102,420
3,500	Discover Financial Services #	80,675	3,200	Prudential Financial, Inc.	283,616
2,900	E*TRADE Financial Corporation #	53,708	900	Public Storage, Inc.	63,081
1,900	Equity Residential REIT	75,639	4,714	Regions Financial Corporation	141,750
4,600	Federal Home Loan Mortgage		800	SAFECO Corporation	46,776
	Corporation	263,442	1,600	Simon Property Group, Inc.	138,448
6,600	Federal National Mortgage		2,800	SLM Corporation	137,676
	Association	394,944	2,435	Sovereign Bancorp, Inc.	46,606
700	Federated Investors, Inc.	25,207	2,800	State Street Corporation	187,684
3,722	Fifth Third Bancorp	137,305	2,500	SunTrust Banks, Inc.	195,750
900	First Horizon National		2,300	Synovus Financial Corporation	64,308
	Corporation *	28,548	1,900	T. Rowe Price Group, Inc.	99,047
1,200	Franklin Resources, Inc.	152,844	700	Torchmark Corporation	43,078
1,600	General Growth Properties, Inc.	76,768	4,464	Travelers Companies, Inc.	226,682
2,900	Genworth Financial, Inc.	88,508	11,818	U.S. Bancorp *	353,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Financials — continued			14,700	Merck & Company, Inc. *	$729,855
2,300	UnumProvident Corporation	$55,890	400	Millipore Corporation #	31,444
900	Vornado Realty Trust	96,327	1,700	Mylan Laboratories, Inc.	27,251
13,032	Wachovia Corporation	615,241	900	Patterson Companies, Inc. #	32,283
6,001	Washington Mutual, Inc.	225,218	800	PerkinElmer, Inc.	22,264
22,700	Wells Fargo & Company *	766,579	47,840	Pfizer, Inc.	1,124,718
1,300	XL Capital, Ltd.	101,218	1,000	Quest Diagnostics, Inc.	55,470
800	Zions Bancorporation	59,640	10,100	Schering-Plough Corporation	288,254

	Total Financials	17,725,311	2,300	St. Jude Medical, Inc. #	99,222

			2,000	Stryker Corporation	124,860
Health Care (11.3%)			3,300	Tenet Healthcare Corporation #	17,094
10,500	Abbott Laboratories *	532,245	2,800	Thermo Electron Corporation #	146,188
3,600	Aetna, Inc.	173,052	9,100	UnitedHealth Group, Inc.	440,713
2,000	Allergan, Inc.	116,260	900	Varian Medical Systems, Inc. #	36,720
1,300	AmerisourceBergen Corporation	61,243	600	Waters Corporation #	34,956
7,836	Amgen, Inc. #	421,107	700	Watson Pharmaceuticals, Inc. #	21,294
1,200	Applera Corporation (Applied		4,200	WellPoint, Inc. #	315,504
	Biosystems Group)	37,464	9,100	Wyeth	441,532
800	Barr Pharmaceuticals, Inc. #	40,976	1,640	Zimmer Holdings, Inc. #	127,526

300	Bausch & Lomb, Inc.	19,179		Total Health Care	10,164,317

4,400	Baxter International, Inc.	231,440
1,600	Becton, Dickinson and Company	122,176	Industrials (11.4%)
1,990	Biogen Idec, Inc. #	112,515	4,900	3M Company	435,708
8,035	Boston Scientific Corporation #	105,660	1,700	Allied Waste Industries, Inc. #	21,879
13,400	Bristol-Myers Squibb Company *	380,694	1,200	American Standard Companies, Inc.	64,860
700	C.R. Bard, Inc.	54,929	800	Avery Dennison Corporation	49,072
2,600	Cardinal Health, Inc.	170,898	5,300	Boeing Company	548,179
2,500	Celgene Corporation #	151,400	2,400	Burlington Northern Santa Fe
2,000	CIGNA Corporation	103,280		Corporation	197,136
1,050	Coventry Health Care, Inc. #	58,600	1,100	C.H. Robinson Worldwide, Inc.	53,515
3,460	Covidien, Ltd. #	141,667	4,300	Caterpillar, Inc.	338,840
6,700	Eli Lilly and Company	362,403	900	Cintas Corporation	32,904
1,800	Express Scripts, Inc. #	90,234	1,200	Cooper Industries, Ltd.	63,504
2,200	Forest Laboratories, Inc. #	88,440	3,000	CSX Corporation	142,230
1,700	Genzyme Corporation #	107,219	800	Cummins, Inc.	94,960
6,300	Gilead Sciences, Inc. #	234,549	1,700	Danaher Corporation *	126,956
1,150	Hospira, Inc. #	44,470	1,500	Deere & Company *	180,630
1,200	Humana, Inc. #	76,908	1,400	Dover Corporation	71,400
1,300	IMS Health, Inc.	36,569	1,000	Eaton Corporation	97,180
19,690	Johnson & Johnson	1,191,245	5,400	Emerson Electric Company	254,178
1,733	King Pharmaceuticals, Inc. #	29,478	1,000	Equifax, Inc.	40,460
900	Laboratory Corporation of America		2,200	FedEx Corporation	243,628
	Holdings #	66,465	600	Fluor Corporation	69,306
400	Manor Care, Inc.	25,340	2,700	General Dynamics Corporation	212,112
2,000	McKesson Corporation	115,520	70,200	General Electric Company	2,720,952
1,825	Medco Health Solutions, Inc. #	148,318	900	Goodrich Corporation	56,619
7,800	Medtronic, Inc. *	395,226	5,300	Honeywell International, Inc.	304,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Industrials — continued			3,200	Broadcom Corporation #	$104,992
2,900	Illinois Tool Works, Inc.	$159,645	2,800	CA, Inc.	70,224
2,000	Ingersoll-Rand Company	100,640	585	CIENA Corporation #	21,370
1,200	ITT Corporation	75,456	41,400	Cisco Systems, Inc. #	1,196,874
900	L-3 Communications		1,200	Citrix Systems, Inc. #	43,404
	Holdings, Inc.	87,804	1,000	Cognizant Technology Solutions
2,500	Lockheed Martin Corporation	246,200		Corporation #	80,980
2,600	Masco Corporation *	70,746	1,100	Computer Sciences Corporation #	61,248
2,600	Norfolk Southern Corporation	139,828	2,100	Compuware Corporation #*	19,593
2,334	Northrop Grumman Corporation	177,617	900	Convergys Corporation #	17,145
1,637	PACCAR, Inc.	133,939	10,700	Corning, Inc. #	255,088
800	Pall Corporation	33,216	15,500	Dell, Inc. #	433,535
700	Parker-Hannifin Corporation	69,076	7,700	eBay, Inc. #	249,480
1,500	Pitney Bowes, Inc.	69,150	2,100	Electronic Arts, Inc. #	102,144
900	Precision Castparts Corporation	123,354	3,400	Electronic Data Systems
1,600	R.R. Donnelley & Sons Company	67,616		Corporation	91,766
3,000	Raytheon Company	166,080	14,300	EMC Corporation #*	264,693
1,200	Robert Half International, Inc.	40,788	1,200	Fidelity National Information
1,100	Rockwell Automation, Inc.	76,989		Services, Inc.	59,556
1,200	Rockwell Collins, Inc.	82,440	5,103	First Data Corporation	162,224
500	Ryder System, Inc.	27,185	1,050	Fiserv, Inc. #	51,891
5,400	Southwest Airlines Company	84,564	1,400	Google, Inc. #	714,000
700	Terex Corporation #	60,375	17,841	Hewlett-Packard Company	821,221
900	Textron, Inc.	101,601	39,600	Intel Corporation	935,352
3,460	Tyco International, Ltd.	163,600	9,300	International Business Machines
1,800	Union Pacific Corporation	214,452		Corporation	1,029,045
7,200	United Parcel Service, Inc. *	545,184	2,300	Intuit, Inc. #	65,872
6,700	United Technologies Corporation	488,899	1,200	Jabil Circuit, Inc.	27,036
400	W.W. Grainger, Inc.	34,944	1,475	JDS Uniphase Corporation #	21,137
3,500	Waste Management, Inc.	133,105	3,800	Juniper Networks, Inc. #	113,848

	Total Industrials	10,195,504	1,400	KLA-Tencor Corporation	79,506

			600	Lexmark International, Inc. #	23,724
Information Technology (15.7%)			1,800	Linear Technology Corporation *	64,170
4,100	Adobe Systems, Inc. #‡	165,189	5,200	LSI Corporation #	37,440
3,800	Advanced Micro Devices, Inc. #*	51,452	2,100	Maxim Integrated Products, Inc.	66,570
600	Affiliated Computer		1,600	MEMC Electronic Materials, Inc. #	98,112
	Services, Inc. #	32,196	5,100	Micron Technology, Inc. #*	60,537
2,700	Agilent Technologies, Inc. #	103,005	57,400	Microsoft Corporation	1,664,026
1,200	Akamai Technologies, Inc. #	40,752	900	Molex, Inc.	25,506
2,400	Altera Corporation	55,680	900	Monster Worldwide, Inc. #	35,001
2,200	Analog Devices, Inc.	77,990	15,700	Motorola, Inc.	266,743
6,000	Apple Computer, Inc. #	790,560	1,900	National Semiconductor
9,400	Applied Materials, Inc.	207,176		Corporation	49,381
1,600	Autodesk, Inc. #	67,792	1,200	NCR Corporation #	62,664
3,800	Automatic Data Processing, Inc.	176,396	2,600	Network Appliance, Inc. #	73,684
3,125	Avaya, Inc. #	51,688	2,400	Novell, Inc. #	16,104
1,300	BMC Software, Inc. #	37,336	900	Novellus Systems, Inc. #	25,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Information Technology — continued			1,200	PPG Industries, Inc.	$91,524
2,500	NVIDIA Corporation #	$114,400	2,200	Praxair, Inc.	168,564
26,991	Oracle Corporation #	516,068	900	Rohm and Haas Company	50,868
2,300	Paychex, Inc.	95,174	1,100	Sealed Air Corporation	29,975
1,100	QLogic Corporation #	14,619	900	Sigma-Aldrich Corporation	40,788
11,300	QUALCOMM, Inc.	470,645	700	Temple-Inland, Inc.	40,691
1,500	SanDisk Corporation #	80,445	900	United States Steel Corporation	88,461
6,100	Solectron Corporation #	22,936	600	Vulcan Materials Company	57,432
24,300	Sun Microsystems, Inc. #	123,930	1,500	Weyerhaeuser Company	106,860

6,247	Symantec Corporation #*	119,942		Total Materials	2,782,626

700	Tektronix, Inc.	22,995
2,900	Tellabs, Inc. #	32,915	Telecommunications Services (3.7%)
1,200	Teradyne, Inc. #	18,828	2,400	ALLTEL Corporation	158,280
9,700	Texas Instruments, Inc.	341,343	42,068	AT&T, Inc. ‡	1,647,383
3,460	Tyco Electronics, Ltd. #	123,919	800	CenturyTel, Inc.	36,696
2,300	Unisys Corporation #	18,607	2,300	Citizens Communications
1,700	VeriSign, Inc. #	50,473		Company	33,189
5,203	Western Union Company	103,800	943	Embarq Corporation	58,268
6,300	Xerox Corporation #	109,998	10,600	Qwest Communications
2,000	Xilinx, Inc.	50,000		International, Inc. #*	90,418
8,200	Yahoo!, Inc. #	190,650	19,668	Sprint Nextel Corporation *	403,784

	Total Information		19,800	Verizon Communications, Inc.	843,876
	Technology	14,141,453	3,201	Windstream Corporation	44,046

				Total Telecommunications
Materials (3.1%)				Services	3,315,940

1,400	Air Products and Chemicals, Inc.	120,918
6,000	Alcoa, Inc. ‡	229,200	Utilities (3.4%)
700	Allegheny Technologies, Inc.	73,451	4,600	AES Corporation #	90,390
300	Ashland, Inc.	18,318	1,200	Allegheny Energy, Inc. #	62,676
700	Ball Corporation	35,889	1,400	Ameren Corporation	67,172
900	Bemis Company, Inc.	26,523	2,700	American Electric Power
6,483	Dow Chemical Company	281,881		Company, Inc.	117,423
6,400	E.I. du Pont de Nemours		2,100	CenterPoint Energy, Inc.	34,608
	and Company	299,072	1,600	CMS Energy Corporation	25,856
600	Eastman Chemical Company	41,292	1,800	Consolidated Edison, Inc.	78,624
1,100	Ecolab, Inc.	46,321	1,300	Constellation Energy Group, Inc.	108,940
2,538	Freeport-McMoRan Copper &		2,400	Dominion Resources, Inc.	202,128
	Gold, Inc.	238,521	1,300	DTE Energy Company	60,294
700	Hercules, Inc. #	14,532	8,540	Duke Energy Corporation	145,436
600	International Flavors &		2,683	Dynegy, Inc. #	23,906
	Fragrances, Inc.	30,066	2,300	Edison International, Inc.	121,647
2,900	International Paper Company *	107,503	1,300	Entergy Corporation	129,948
1,291	MeadWestvaco Corporation	42,009	4,550	Exelon Corporation	319,182
3,768	Monsanto Company	242,848	2,000	FirstEnergy Corporation	121,500
3,000	Newmont Mining Corporation	125,250	2,700	FPL Group, Inc.	155,871
2,100	Nucor Corporation *	105,420	630	Integrys Energy Group, Inc.	31,179
900	Pactiv Corporation #	28,449	1,200	KeySpan Corporation	49,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Index Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)		Value

Utilities — continued			1,900	Sempra Energy		$100,168
400	Nicor, Inc.	$15,764	5,200	Southern Company		174,928
1,837	NiSource, Inc.	35,032	1,500	TECO Energy, Inc.		24,210
2,300	PG&E Corporation	98,463	3,200	TXU Corporation		208,800
700	Pinnacle West Capital Corporation	26,236	2,855	Xcel Energy, Inc.		57,956

2,600	PPL Corporation	122,564		Total Utilities		3,093,824

1,827	Progress Energy, Inc.	79,767

1,700	Public Service Enterprise			Total Common Stock
	Group, Inc.	141,508		(cost $65,897,406)		88,326,971

1,200	Questar Corporation	61,788

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.2%)			Rate (+)	Date	Value

10,123,203	Thrivent Financial Securities Lending Trust		5.360%		N/A	$10,123,203

	Total Collateral Held for Securities Loaned
	(cost $10,123,203)					10,123,203

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (1.9%)			Rate (+)	Date	Value

$250,000	Federal National Mortgage Association ‡		5.080%		12/14/2007	$245,256
1,456,830	Thrivent Money Market Fund		5.090		N/A	1,456,830

	Total Short-Term Investments (cost $1,702,068)					1,702,086

	Total Investments (cost $77,722,677) 111.3%					$100,152,260

	Other Assets and Liabilities, Net (11.3%)					(10,166,224)

	Total Net Assets 100.0%					$89,986,036

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Mini-Futures	22	September 2007	$1,689,836	$1,608,090	($81,746)
Total Futures					($81,746)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2007, $245,256 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,278,641 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,882,764
Gross unrealized depreciation	(2,453,181)

Net unrealized appreciation (depreciation)	$22,429,583
Cost for federal income tax purposes	$77,722,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Consumer Discretionary (9.6%)			556	J.C. Penney Company, Inc.
200	Abercrombie & Fitch Company	$13,980		(Holding Company)	$37,830
800	Amazon.com, Inc. #	62,832	504	Johnson Controls, Inc.	57,028
355	Apollo Group, Inc. #	20,984	254	Jones Apparel Group, Inc.	6,340
408	AutoNation, Inc. #	7,948	200	KB Home	6,362
152	AutoZone, Inc. #	19,275	858	Kohl’s Corporation #	52,166
657	Bed Bath & Beyond, Inc. #	22,758	504	Leggett & Platt, Inc.	10,448
1,041	Best Buy Company, Inc.	46,418	300	Lennar Corporation	9,198
302	Big Lots, Inc. #	7,810	864	Limited Brands, Inc.	20,866
201	Black & Decker Corporation	17,401	303	Liz Claiborne, Inc.	10,647
302	Brunswick Corporation	8,444	3,748	Lowe’s Companies, Inc.	104,981
1,165	Carnival Corporation	51,621	1,238	Macy’s Group, Inc	44,655
1,811	CBS Corporation	57,445	810	Marriott International, Inc.	33,656
302	Centex Corporation	11,268	962	Mattel, Inc.	22,039
254	Circuit City Stores, Inc.	3,023	2,985	McDonald’s Corporation	142,892
1,315	Clear Channel		908	McGraw-Hill Companies, Inc.	54,934
	Communications, Inc. *	48,524	100	Meredith Corporation	5,649
900	Coach, Inc. #	40,914	454	New York Times Company *	10,378
7,924	Comcast Corporation #	208,163	656	Newell Rubbermaid, Inc.	17,351
700	D.R. Horton, Inc.	11,424	5,900	News Corporation	124,608
280	Darden Restaurants, Inc.	11,920	914	NIKE, Inc.	51,595
201	Dillard’s, Inc.	6,008	604	Nordstrom, Inc.	28,738
2,000	DIRECTV Group, Inc. #	44,820	707	Office Depot, Inc. #	17,647
200	Dow Jones & Company, Inc.	11,476	101	OfficeMax, Inc.	3,321
200	E.W. Scripps Company	8,194	806	Omnicom Group, Inc.	41,807
758	Eastman Kodak Company	19,140	100	Polo Ralph Lauren Corporation	8,935
405	Family Dollar Stores, Inc.	11,996	604	Pulte Homes, Inc.	11,681
4,754	Ford Motor Company *	40,457	403	RadioShack Corporation	10,127
354	Fortune Brands, Inc.	28,780	175	Sears Holdings Corporation #	23,938
604	Gannett Company, Inc.	30,140	253	Sherwin-Williams Company	17,632
1,374	Gap, Inc.	23,633	200	Snap-On, Inc.	10,466
1,465	General Motors Corporation *	47,466	201	Stanley Works	11,121
454	Genuine Parts Company	21,601	1,918	Staples, Inc.	44,152
503	Goodyear Tire & Rubber Company #	14,446	1,920	Starbucks Corporation #	51,226
910	H&R Block, Inc.	18,154	506	Starwood Hotels & Resorts
608	Harley-Davidson, Inc.	34,851		Worldwide, Inc.	31,858
100	Harman International		2,228	Target Corporation	134,950
	Industries, Inc.	11,600	404	Tiffany & Company	19,493
402	Harrah’s Entertainment, Inc.	34,045	9,586	Time Warner, Inc.	184,626
504	Hasbro, Inc.	14,122	1,216	TJX Companies, Inc.	33,744
961	Hilton Hotels Corporation	42,486	237	Tribune Company	6,627
4,967	Home Depot, Inc.	184,623	302	VF Corporation	25,909
600	IAC InterActiveCorp #	17,244	1,811	Viacom, Inc. #	69,361
808	International Game Technology	28,539	5,111	Walt Disney Company	168,663
1,217	Interpublic Group of		202	Wendy’s International, Inc.	7,076
	Companies, Inc. #	12,766	281	Whirlpool Corporation	28,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Consumer Discretionary — continued			300	Whole Foods Market, Inc.	$11,112
525	Wyndham Worldwide		531	William Wrigley Jr. Company	30,628

	Corporation #	$17,666		Total Consumer Staples	3,102,497

1,318	Yum! Brands, Inc.	42,229

	Total Consumer		Energy (10.9%)
	Discretionary	3,254,038	1,140	Anadarko Petroleum Corporation	57,376

			846	Apache Corporation	68,314
Consumer Staples (9.1%)			808	Baker Hughes, Inc.	63,872
5,309	Altria Group, Inc.	352,889	710	BJ Services Company	18,566
2,025	Anheuser-Busch Companies, Inc. ‡	98,759	1,000	Chesapeake Energy Corporation	34,040
1,638	Archer-Daniels-Midland Company	55,037	5,514	Chevron Corporation	470,124
1,212	Avon Products, Inc.	43,644	4,080	ConocoPhillips	329,827
200	Brown-Forman Corporation	13,288	400	CONSOL Energy, Inc.	16,660
460	Campbell Soup Company	16,942	1,112	Devon Energy Corporation	82,966
405	Clorox Company	24,486	1,775	El Paso Corporation	29,554
5,123	Coca-Cola Company	266,960	300	ENSCO International, Inc.	18,321
611	Coca-Cola Enterprises, Inc.	13,845	606	EOG Resources, Inc.	42,481
1,365	Colgate-Palmolive Company *	90,090	14,405	Exxon Mobil Corporation	1,226,298
1,312	ConAgra Foods, Inc.	33,259	2,324	Halliburton Company	83,710
500	Constellation Brands, Inc. #	10,965	653	Hess Corporation	39,964
1,161	Costco Wholesale Corporation	69,428	1,732	Marathon Oil Corporation	95,606
3,957	CVS/Caremark Corporation	139,247	400	Murphy Oil Corporation	24,816
400	Dean Foods Company	11,508	806	Nabors Industries, Ltd. #	23,567
300	Estee Lauder Companies, Inc.	13,506	500	National Oilwell Varco, Inc. #	60,055
860	General Mills, Inc.	47,833	404	Noble Corporation	41,394
859	H.J. Heinz Company	37,590	2,222	Occidental Petroleum Corporation	126,032
504	Hershey Company	23,234	700	Peabody Energy Corporation	29,582
560	Kellogg Company	29,014	201	Rowan Companies, Inc.	8,480
1,164	Kimberly-Clark Corporation	78,302	3,030	Schlumberger, Ltd.	287,002
4,112	Kraft Foods, Inc.	134,668	600	Smith International, Inc.	36,846
1,872	Kroger Company	48,597	1,632	Spectra Energy Corporation	41,567
304	McCormick & Company, Inc.	10,385	302	Sunoco, Inc.	20,149
150	Molson Coors Brewing Company	13,341	757	Transocean, Inc. #	81,340
308	Pepsi Bottling Group, Inc.	10,306	1,400	Valero Energy Corporation	93,814
4,097	PepsiCo, Inc.	268,845	800	Weatherford International, Ltd. #	44,264
8,092	Procter & Gamble Company *	500,571	1,563	Williams Companies, Inc.	50,407
404	Reynolds American, Inc.	24,713	933	XTO Energy, Inc.	50,876

1,161	Safeway, Inc.	37,001		Total Energy	3,697,870

1,922	Sara Lee Corporation	30,464
608	SUPERVALU, Inc.	25,349	Financials (19.3%)
1,568	SYSCO Corporation *	49,988	757	ACE, Ltd.	43,694
700	Tyson Foods, Inc.	14,910	1,163	AFLAC, Inc.	60,616
403	UST, Inc.	21,581	1,470	Allstate Corporation	78,130
2,629	Walgreen Company	116,149	203	Ambac Financial Group, Inc.	13,631
6,182	Wal-Mart Stores, Inc.	284,063	400	American Capital Strategies, Ltd.	15,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Financials — continued			756	Hartford Financial Services
3,088	American Express Company *	$180,772		Group, Inc.	$69,454
6,527	American International		1,400	Host Marriott Corporation	29,568
	Group, Inc. *	418,903	1,300	Hudson City Bancorp, Inc.	15,886
677	Ameriprise Financial, Inc.	40,803	926	Huntington Bancshares, Inc.	17,779
807	Aon Corporation	32,312	8,778	J.P. Morgan Chase & Company	386,320
153	Apartment Investment &		506	Janus Capital Group, Inc.	15,210
	Management Company	6,464	910	KeyCorp	31,568
500	Archstone-Smith Trust	28,705	600	Kimco Realty Corporation	22,398
300	Assurant, Inc.	15,216	300	Legg Mason, Inc.	27,000
300	Avalonbay Communities, Inc.	32,391	1,310	Lehman Brothers Holdings, Inc.	81,220
11,344	Bank of America Corporation ‡	537,932	639	Lincoln National Corporation *	38,549
2,921	Bank of New York		1,162	Loews Corporation	55,079
	Mellon Corporation	124,289	100	M&T Bank Corporation	10,629
1,412	BB&T Corporation ‡	52,837	1,466	Marsh & McLennan
252	Bear Stearns Companies, Inc.	30,547		Companies, Inc.	40,388
300	Boston Properties, Inc. *	28,347	706	Marshall & Ilsley Corporation	29,094
1,069	Capital One Financial Corporation	75,642	329	MBIA, Inc.	18,457
500	CB Richard Ellis Group, Inc. #	17,460	2,278	Merrill Lynch & Company, Inc.	169,028
2,487	Charles Schwab Corporation *	50,063	1,970	MetLife, Inc.	118,633
1,106	Chubb Corporation	55,753	251	MGIC Investment Corporation	9,704
350	Cincinnati Financial Corporation	13,720	606	Moody’s Corporation	32,603
500	CIT Group, Inc.	20,590	2,731	Morgan Stanley	174,429
12,560	Citigroup, Inc.	584,919	1,416	National City Corporation *	41,616
140	CME Group, Inc.	77,350	504	Northern Trust Corporation	31,480
353	Comerica, Inc.	18,589	356	Plum Creek Timber Company, Inc.	13,834
400	Commerce Bancorp, Inc.	13,380	955	PNC Financial Services
400	Compass Bancshares, Inc.	27,712		Group, Inc. *	63,651
1,506	Countrywide Financial Corporation	42,424	660	Principal Financial Group, Inc.	37,217
300	Developers Diversified Realty		1,824	Progressive Corporation	38,268
	Corporation	14,400	600	ProLogis Trust	34,140
1,366	Discover Financial Services #	31,475	1,267	Prudential Financial, Inc.	112,294
1,100	E*TRADE Financial Corporation #	20,372	300	Public Storage, Inc.	21,027
758	Equity Residential REIT	30,176	1,887	Regions Financial Corporation	56,742
1,619	Federal Home Loan Mortgage		202	SAFECO Corporation	11,811
	Corporation	92,720	555	Simon Property Group, Inc.	48,024
2,528	Federal National Mortgage		1,062	SLM Corporation	52,219
	Association	151,276	850	Sovereign Bancorp, Inc.	16,269
303	Federated Investors, Inc.	10,911	1,008	State Street Corporation	67,566
1,407	Fifth Third Bancorp	51,904	956	SunTrust Banks, Inc.	74,855
254	First Horizon National		908	Synovus Financial Corporation	25,388
	Corporation *	8,057	702	T. Rowe Price Group, Inc.	36,595
355	Franklin Resources, Inc.	45,216	152	Torchmark Corporation	9,354
600	General Growth Properties, Inc.	28,788	1,753	Travelers Companies, Inc.	89,017
1,100	Genworth Financial, Inc.	33,572	4,369	U.S. Bancorp *	130,852
1,113	Goldman Sachs Group, Inc.	209,622	857	UnumProvident Corporation	20,825
			300	Vornado Realty Trust	32,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Financials — continued			600	Mylan Laboratories, Inc.	$9,618
4,927	Wachovia Corporation	$232,604	400	Patterson Companies, Inc. #	14,348
2,200	Washington Mutual, Inc.	82,566	352	PerkinElmer, Inc.	9,796
8,496	Wells Fargo & Company *	286,910	17,881	Pfizer, Inc.	420,382
404	XL Capital, Ltd.	31,455	406	Quest Diagnostics, Inc.	22,521
352	Zions Bancorporation	26,242	3,843	Schering-Plough Corporation	109,679

	Total Financials	6,584,794	912	St. Jude Medical, Inc. #	39,344

			708	Stryker Corporation	44,200
Health Care (11.2%)			1,190	Tenet Healthcare Corporation #	6,164
3,896	Abbott Laboratories ‡	197,488	1,054	Thermo Electron Corporation #	55,029
1,312	Aetna, Inc.	63,068	3,332	UnitedHealth Group, Inc.	161,369
606	Allergan, Inc.	35,227	300	Varian Medical Systems, Inc. #	12,240
404	AmerisourceBergen Corporation	19,032	254	Waters Corporation #	14,798
3,007	Amgen, Inc. #	161,596	301	Watson Pharmaceuticals, Inc. #	9,156
454	Applera Corporation (Applied		1,620	WellPoint, Inc. #	121,694
	Biosystems Group)	14,174	3,339	Wyeth	162,008
200	Barr Pharmaceuticals, Inc. #	10,244	639	Zimmer Holdings, Inc. #	49,689

101	Bausch & Lomb, Inc.	6,457		Total Health Care	3,805,297

1,669	Baxter International, Inc.	87,789
606	Becton, Dickinson and Company	46,274	Industrials (11.3%)
805	Biogen Idec, Inc. #	45,515	1,924	3M Company	171,082
3,043	Boston Scientific Corporation #	40,015	554	Allied Waste Industries, Inc. #	7,130
4,956	Bristol-Myers Squibb Company *	140,800	356	American Standard Companies, Inc.	19,242
302	C.R. Bard, Inc.	23,698	202	Avery Dennison Corporation	12,391
1,037	Cardinal Health, Inc.	68,162	2,074	Boeing Company	214,514
1,000	Celgene Corporation #	60,560	858	Burlington Northern Santa Fe
712	CIGNA Corporation	36,768		Corporation	70,476
350	Coventry Health Care, Inc. #	19,534	500	C.H. Robinson Worldwide, Inc.	24,325
1,240	Covidien, Ltd. #	50,788	1,618	Caterpillar, Inc.	127,498
2,583	Eli Lilly and Company	139,714	405	Cintas Corporation	14,807
600	Express Scripts, Inc. #	30,078	504	Cooper Industries, Ltd.	26,672
812	Forest Laboratories, Inc. #	32,642	1,108	CSX Corporation	52,530
606	Genzyme Corporation #	38,220	300	Cummins, Inc.	35,610
2,400	Gilead Sciences, Inc. #	89,352	604	Danaher Corporation *	45,107
409	Hospira, Inc. #	15,816	555	Deere & Company *	66,833
354	Humana, Inc. #	22,688	554	Dover Corporation	28,254
454	IMS Health, Inc.	12,771	404	Eaton Corporation	39,261
7,435	Johnson & Johnson	449,818	2,122	Emerson Electric Company	99,883
673	King Pharmaceuticals, Inc. #	11,448	303	Equifax, Inc.	12,259
300	Laboratory Corporation of America		807	FedEx Corporation	89,367
	Holdings #	22,155	202	Fluor Corporation	23,333
251	Manor Care, Inc.	15,901	1,008	General Dynamics Corporation	79,188
756	McKesson Corporation	43,667	26,150	General Electric Company	1,013,574
741	Medco Health Solutions, Inc. #	60,221	301	Goodrich Corporation	18,936
3,034	Medtronic, Inc. *	153,733	1,924	Honeywell International, Inc.	110,649
5,517	Merck & Company, Inc. *	273,919	1,014	Illinois Tool Works, Inc.	55,821
50	Millipore Corporation #	3,930	808	Ingersoll-Rand Company	40,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Industrials — continued			15,414	Cisco Systems, Inc. #	$445,619
504	ITT Corporation	$31,692	403	Citrix Systems, Inc. #	14,577
300	L-3 Communications Holdings, Inc. 29,268		400	Cognizant Technology Solutions
862	Lockheed Martin Corporation	84,890		Corporation #	32,392
1,061	Masco Corporation *	28,870	404	Computer Sciences Corporation #	22,495
1,010	Norfolk Southern Corporation	54,318	859	Compuware Corporation #	8,014
846	Northrop Grumman Corporation	64,381	404	Convergys Corporation #	7,696
664	PACCAR, Inc.	54,328	4,033	Corning, Inc. #	96,147
351	Pall Corporation	14,574	5,776	Dell, Inc. #	161,555
352	Parker-Hannifin Corporation	34,735	2,832	eBay, Inc. #	91,757
655	Pitney Bowes, Inc.	30,196	808	Electronic Arts, Inc. #	39,301
300	Precision Castparts Corporation	41,118	1,312	Electronic Data Systems
501	R.R. Donnelley & Sons Company	21,172		Corporation	35,411
1,159	Raytheon Company	64,162	5,415	EMC Corporation #	100,232
405	Robert Half International, Inc.	13,766	500	Fidelity National Information
454	Rockwell Automation, Inc.	31,775		Services, Inc.	24,815
454	Rockwell Collins, Inc.	31,190	1,965	First Data Corporation	62,467
200	Ryder System, Inc.	10,874	480	Fiserv, Inc. #	23,722
1,995	Southwest Airlines Company	31,242	500	Google, Inc. #	255,000
300	Terex Corporation #	25,875	6,707	Hewlett-Packard Company	308,723
302	Textron, Inc.	34,093	14,749	Intel Corporation	348,371
1,240	Tyco International, Ltd.	58,651	3,548	International Business Machines
656	Union Pacific Corporation	78,156		Corporation	392,586
2,784	United Parcel Service, Inc. *	210,804	910	Intuit, Inc. #	26,062
2,622	United Technologies Corporation	191,327	405	Jabil Circuit, Inc.	9,125
252	W.W. Grainger, Inc.	22,015	530	JDS Uniphase Corporation #	7,595
1,364	Waste Management, Inc.	51,873	1,500	Juniper Networks, Inc. #	44,940

	Total Industrials	3,844,746	504	KLA-Tencor Corporation	28,622

			251	Lexmark International, Inc. #	9,925
Information Technology (15.5%)			657	Linear Technology Corporation *	23,422
1,410	Adobe Systems, Inc. #	56,809	1,908	LSI Corporation #	13,738
1,407	Advanced Micro Devices, Inc. #	19,051	859	Maxim Integrated Products, Inc.	27,230
200	Affiliated Computer		600	MEMC Electronic Materials, Inc. #	36,792
	Services, Inc. #	10,732	1,966	Micron Technology, Inc. #	23,336
851	Agilent Technologies, Inc. #	32,466	21,425	Microsoft Corporation	621,111
400	Akamai Technologies, Inc. #	13,584	367	Molex, Inc.	10,401
959	Altera Corporation	22,249	301	Monster Worldwide, Inc. #	11,706
810	Analog Devices, Inc.	28,714	5,851	Motorola, Inc.	99,408
2,120	Apple Computer, Inc. #	279,331	708	National Semiconductor
3,602	Applied Materials, Inc.	79,388		Corporation	18,401
504	Autodesk, Inc. #	21,354	502	NCR Corporation #	26,214
1,365	Automatic Data Processing, Inc.	63,363	908	Network Appliance, Inc. #	25,733
1,118	Avaya, Inc. #	18,492	909	Novell, Inc. #	6,099
507	BMC Software, Inc. #	14,561	253	Novellus Systems, Inc. #	7,216
1,232	Broadcom Corporation #	40,422	910	NVIDIA Corporation #	41,642
1,065	CA, Inc.	26,710	10,110	Oracle Corporation #	193,303
194	CIENA Corporation #	7,087	885	Paychex, Inc.	36,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Information Technology — continued			402	Sealed Air Corporation	$10,954
502	QLogic Corporation #	$6,672	402	Sigma-Aldrich Corporation	18,219
4,242	QUALCOMM, Inc.	176,679	302	Temple-Inland, Inc.	17,555
600	SanDisk Corporation #	32,178	251	United States Steel Corporation	24,671
2,272	Solectron Corporation #	8,543	251	Vulcan Materials Company	24,026
9,096	Sun Microsystems, Inc. #	46,390	605	Weyerhaeuser Company	43,100

2,236	Symantec Corporation #	42,931		Total Materials	1,047,470

301	Tektronix, Inc.	9,888
1,160	Tellabs, Inc. #	13,166	Telecommunications Services (3.7%)
454	Teradyne, Inc. #	7,123	957	ALLTEL Corporation	63,114
3,698	Texas Instruments, Inc.	130,133	15,758	AT&T, Inc. ‡	617,083
1,240	Tyco Electronics, Ltd. #	44,426	304	CenturyTel, Inc.	13,944
857	Unisys Corporation #	6,933	907	Citizens Communications
600	VeriSign, Inc. #	17,814		Company	13,088
1,965	Western Union Company	39,202	387	Embarq Corporation	23,913
2,471	Xerox Corporation #	43,144	4,036	Qwest Communications
806	Xilinx, Inc.	20,150		International, Inc. #*	34,427
3,028	Yahoo!, Inc. #	70,401	7,341	Sprint Nextel Corporation	150,711

	Total Information		7,474	Verizon Communications, Inc.	318,542
	Technology	5,269,608	1,289	Windstream Corporation	17,737

				Total Telecommunications
Materials (3.1%)				Services	1,252,559

556	Air Products and Chemicals, Inc.	48,022
2,186	Alcoa, Inc.	83,505	Utilities (3.4%)
251	Allegheny Technologies, Inc.	26,337	1,664	AES Corporation #	32,698
151	Ashland, Inc.	9,220	452	Allegheny Energy, Inc. #	23,608
302	Ball Corporation	15,484	503	Ameren Corporation	24,134
202	Bemis Company, Inc.	5,953	929	American Electric Power
2,518	Dow Chemical Company	109,483		Company, Inc.	40,402
2,329	E.I. du Pont de Nemours		906	CenterPoint Energy, Inc.	14,931
	and Company	108,834	602	CMS Energy Corporation	9,728
201	Eastman Chemical Company	13,833	657	Consolidated Edison, Inc.	28,698
404	Ecolab, Inc.	17,012	503	Constellation Energy Group, Inc.	42,151
1,039	Freeport-McMoRan Copper &		929	Dominion Resources, Inc.	78,240
	Gold, Inc.	97,645	403	DTE Energy Company	18,691
352	Hercules, Inc. #	7,308	3,264	Duke Energy Corporation	55,586
151	International Flavors &		1,037	Dynegy, Inc. #	9,240
	Fragrances, Inc.	7,567	858	Edison International, Inc.	45,380
1,119	International Paper Company *	41,481	506	Entergy Corporation	50,580
396	MeadWestvaco Corporation	12,886	1,764	Exelon Corporation	123,745
1,346	Monsanto Company	86,750	858	FirstEnergy Corporation	52,124
1,160	Newmont Mining Corporation	48,430	1,106	FPL Group, Inc.	63,849
804	Nucor Corporation	40,361	223	Integrys Energy Group, Inc.	11,036
354	Pactiv Corporation #	11,190	454	KeySpan Corporation	18,864
504	PPG Industries, Inc.	38,440	150	Nicor, Inc.	5,912
808	Praxair, Inc.	61,909	675	NiSource, Inc.	12,872
306	Rohm and Haas Company	17,295	860	PG&E Corporation	36,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Large Cap Index Fund-I

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)		Value

Utilities — continued			1,970	Southern Company		$66,271
201	Pinnacle West Capital Corporation	$7,533	504	TECO Energy, Inc.		8,135
1,006	PPL Corporation	47,423	1,114	TXU Corporation		72,688
682	Progress Energy, Inc.	29,776	1,114	Xcel Energy, Inc.		22,614

606	Public Service Enterprise			Total Utilities		1,169,805

	Group, Inc.	50,443

600	Questar Corporation	30,894		Total Common Stock
659	Sempra Energy	34,742		(cost $28,174,423)		33,028,684

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.1%)			Rate (+)	Date	Value

3,107,417	Thrivent Financial Securities Lending Trust		5.360%		N/A	$3,107,417

	Total Collateral Held for Securities Loaned
	(cost $3,107,417)					3,107,417

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (3.1%)			Rate (+)	Date	Value

$225,000	Federal National Mortgage Association ‡		5.080%		12/14/2007	$220,731
847,841	Thrivent Money Market Fund		5.090		N/A	847,841

	Total Short-Term Investments (cost $1,068,554)					1,068,572

	Total Investments (cost $32,350,394) 109.3%					$37,204,673

	Other Assets and Liabilities, Net (9.3%)					(3,155,814)

	Total Net Assets 100.0%					$34,048,859

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Mini-Futures	14	September 2007	$1,064,118	$1,023,330	($40,788)
Total Futures					($40,788)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At July 31, 2007, $220,731 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,263,893 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,629,363
Gross unrealized depreciation	(2,775,084)

Net unrealized appreciation (depreciation)	$4,854,279
Cost for federal income tax purposes	$32,350,394

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (65.2%)	Value	Shares	Common Stock (65.2%)	Value

Consumer Discretionary (7.1%)			15,500	Avon Products, Inc.	$558,155
12,300	Advance Auto Parts, Inc. ±	$427,671	9,500	Cadbury Schweppes plc ADR	472,435
11,500	Best Buy Company, Inc. ‡	512,785	29,200	Coca-Cola Company ~	1,521,612
2,600	Black & Decker Corporation	225,082	23,000	Constellation Brands, Inc. #	504,390
3,800	Centex Corporation	141,778	13,300	Corn Products
8,800	Children’s Place Retail			International, Inc. ~	593,446
	Stores, Inc. #	300,168	49,395	CVS/Caremark Corporation ~	1,738,210
2,250	Citadel Broadcasting Company *	11,295	7,400	Diageo plc ADR	604,432
27,600	Coldwater Creek, Inc. #*	543,444	19,700	Elizabeth Arden, Inc. #	424,338
49,200	Comcast Corporation #	1,292,484	15,350	Flowers Foods, Inc.	314,675
12,400	Crocs, Inc. #*	735,568	12,200	General Mills, Inc.	678,564
8,700	D.R. Horton, Inc.	141,984	10,000	Hormel Foods Corporation	344,200
11,700	Darden Restaurants, Inc.	498,069	15,666	Kraft Foods, Inc.	513,062
25,300	DreamWorks Animation		18,500	Kroger Company	480,260
	SKG, Inc. #	784,300	8,600	Loews Corporation —
16,200	GameStop Corporation #	653,670		Carolina Group	651,794
8,100	Genesco, Inc. #	409,455	11,000	Longs Drug Stores Corporation	531,960
29,000	Harley-Davidson, Inc. *	1,662,280	19,800	Pepsi Bottling Group, Inc.	662,508
2,400	Harman International		26,700	PepsiCo, Inc. *	1,752,054
	Industries, Inc.	278,400	35,412	Procter & Gamble Company *±	2,190,586
22,300	Home Depot, Inc.	828,891	14,558	Reckitt Benckiser plc	779,005
8,200	Johnson Controls, Inc. *	927,830	7,900	Reynolds American, Inc.	483,243
15,600	Kohl’s Corporation #	948,480	12,200	Smithfield Foods, Inc. #	378,932
4,100	Lennar Corporation	125,706	8,500	Walgreen Company	375,530
21,600	Marriott International, Inc.	897,480	25,200	Wal-Mart Stores, Inc.	1,157,940
17,800	McGraw-Hill Companies, Inc.	1,076,900	10,400	William Wrigley Jr. Company	599,872

2,000	Mohawk Industries, Inc. #*	180,020		Total Consumer Staples	20,074,088

5,400	Newell Rubbermaid, Inc.	142,830
126,500	News Corporation	2,671,680	Energy (7.0%)
17,400	Nordstrom, Inc.	827,892	19,200	Apache Corporation ±	1,550,400
3,700	Office Depot, Inc. #	92,352	9,400	Arena Resources, Inc. #*	510,514
6,300	Pulte Homes, Inc.	121,842	22,900	Chevron Corporation ~	1,952,454
7,100	Ross Stores, Inc.	205,403	22,000	ConocoPhillips ~	1,778,480
15,200	Staples, Inc.	349,904	7,100	Diamond Offshore Drilling, Inc.	732,578
35,600	Starbucks Corporation #	949,808	8,800	Dril-Quip, Inc. #	422,312
19,000	Target Corporation	1,150,830	79,486	Exxon Mobil Corporation	6,766,643
17,500	TJX Companies, Inc.	485,625	230,600	Kodiak Oil & Gas Corporation #	1,060,760
5,200	Tween Brands, Inc. #	198,952	9,900	Lufkin Industries, Inc.	586,179
37,400	ValueVision Media, Inc. #	340,714	36,700	Occidental Petroleum
20,400	Viacom, Inc. #±	781,320		Corporation	2,081,624
28,100	Walt Disney Company	927,300	7,900	Peabody Energy Corporation	333,854

	Total Consumer		41,300	Total SA ADR	3,246,593
	Discretionary	22,850,192	9,500	Valero Energy Corporation	636,595

			28,900	Willbros Group, Inc. #*	910,928

Consumer Staples (6.2%)				Total Energy	22,569,914

10,800	Alberto-Culver Company	254,016
22,700	Altria Group, Inc. ‡	1,508,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (65.2%)	Value	Shares	Common Stock (65.2%)	Value

Financials (12.1%)			2,300	Mack-Cali Realty Corporation	$88,780
6,800	Affiliated Managers		16,100	Merrill Lynch & Company, Inc.	1,194,620
	Group, Inc. #*	$768,400	19,500	Morgan Stanley	1,245,465
19,700	AFLAC, Inc. ±	1,026,764	32,300	Nexity Financial Corporation #	284,563
13,700	Allstate Corporation ±	728,155	9,900	Northern Trust Corporation	618,354
2,200	AMB Property Corporation ‡	117,216	7,000	Nymex Holdings, Inc. *	871,500
24,400	American Express Company ±	1,428,376	100	Parkway Properties, Inc.	4,058
5,600	American Financial Realty Trust	49,112	2,400	Plum Creek Timber
36,962	American International			Company, Inc.	93,264
	Group, Inc. ±	2,372,221	55,100	PMI Group, Inc.	1,877,257
2,300	Apartment Investment &		9,200	PNC Financial Services
	Management Company	97,175		Group, Inc. *	613,180
2,400	Archstone-Smith Trust	137,784	6,600	Portfolio Recovery
13,900	Axis Capital Holdings, Ltd.	512,215		Associates, Inc. *	344,850
55,100	Bank of America Corporation ±	2,612,842	2,700	ProLogis Trust	153,630
17,600	Bank of New York		7,900	Prudential Financial, Inc.	700,177
	Mellon Corporation	748,880	2,940	Public Storage, Inc.	206,065
2,363	CapitalSource, Inc.	44,897	2,400	Rayonier, Inc. REIT	101,616
20,900	Center Financial Corporation	310,574	9,700	Security Capital Assurance Ltd.	224,846
14,700	Chubb Corporation ~	741,027	3,000	Simon Property Group, Inc.	259,590
55,645	Citigroup, Inc. ~	2,591,388	100	Sovran Self Storage, Inc.	4,310
8,200	City National Corporation	580,478	3,800	UDR, Inc.	87,742
900	CME Group, Inc.	497,250	29,886	Wachovia Corporation	1,410,918
20,000	CoBiz, Inc.	309,200	2,300	Weingarten Realty Investors	84,203
1,800	Developers Diversified Realty		62,600	Wells Fargo & Company ‡	2,114,002
	Corporation	86,400	10,700	Zions Bancorporation	797,685

23,300	E*TRADE Financial Corporation #	431,516		Total Financials	39,007,795

19,500	Encore Bancshares, Inc. #*	440,115
12,700	Endurance Specialty		Health Care (7.8%)
	Holdings, Ltd.	474,980	40,700	Abbott Laboratories ±‡	2,063,083
300	Entertainment Properties Trust	13,365	10,200	Aetna, Inc. ±	490,314
3,700	Equity Residential REIT	147,297	533	Amedisys, Inc. #	20,187
1,300	Essex Property Trust, Inc.	139,854	3,400	AmerisourceBergen Corporation	160,174
16,000	Federal Home Loan Mortgage		8,600	Amylin Pharmaceuticals, Inc. #	399,986
	Corporation	916,320	34,700	Aspect Medical Systems, Inc. #*	472,267
9,900	Federal National Mortgage		46,600	BioMarin Pharmaceutical, Inc. #*	841,596
	Association	592,416	6,100	Cardinal Health, Inc. ~	400,953
9,200	First Midwest Bancorp, Inc. *	302,588	7,500	CIGNA Corporation	387,300
7,700	Franklin Resources, Inc.	980,749	1,400	Covance, Inc. #	98,798
7,600	Goldman Sachs Group, Inc.	1,431,384	5,700	Coventry Health Care, Inc. #	318,117
7,900	Hartford Financial Services		30,600	Cubist Pharmaceuticals, Inc. #*	705,636
	Group, Inc.	725,773	14,500	Cytyc Corporation #	610,450
14,200	HCC Insurance Holdings, Inc. *	415,776	44,000	Dexcom, Inc. #*	353,320
3,300	Hospitality Properties Trust	126,588	8,000	Express Scripts, Inc. #	401,040
61,400	J.P. Morgan Chase & Company	2,702,214	29,100	Gilead Sciences, Inc. #	1,083,393
400	Kilroy Realty Corporation	25,772	2,000	Health Net, Inc. #	99,080
1	Lincoln National Corporation	59	1,700	Henry Schein, Inc. #	92,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (65.2%)	Value	Shares	Common Stock (65.2%)	Value

Health Care — continued			74,500	General Electric Company	$2,887,620
23,800	Hologic, Inc. #*	$1,232,840	9,000	Genlyte Group, Inc. #	626,130
26,200	Hospira, Inc. #	1,013,154	16,600	Hub Group, Inc. #	564,732
3,100	Humana, Inc. #	198,679	29,600	Interline Brands, Inc. #	679,912
24,400	ImClone Systems, Inc. #	802,760	26,600	JB Hunt Transport Services, Inc.	742,938
8,000	IMS Health, Inc.	225,040	14,200	Kaydon Corporation	755,582
88,800	Keryx BioPharmaceuticals, Inc. #* 763,680		14,900	Kirby Corporation #	603,599
11,300	Kyphon, Inc. #*	741,506	23,900	Ladish Company, Inc. #	1,158,911
2,300	Laboratory Corporation		8,100	Manitowoc Company, Inc.	629,127
	of America Holdings #*	169,855	5,800	Manpower, Inc.	458,490
2,400	Manor Care, Inc.	152,040	13,700	McDermott International, Inc. #	1,136,278
5,000	McKesson Corporation	288,800	17,800	Oshkosh Truck Corporation	1,019,050
5,078	Medco Health Solutions, Inc. #	412,689	180,300	Power-One, Inc. #*	713,988
3,600	Millipore Corporation #	282,996	11,400	Rockwell Collins, Inc.	783,180
22,000	Novartis AG ADR	1,186,900	11,500	Roper Industries, Inc.	689,770
60,200	NuVasive, Inc. #	1,726,536	11,600	Thomas & Betts Corporation #	716,880
2,100	Omnicare, Inc.	69,636	21,700	URS Corporation #	1,068,942
2,300	Patterson Companies, Inc. #±	82,501	28,300	Waste Management, Inc.	1,076,249

100	Psychiatric Solutions, Inc. #	3,409		Total Industrials	23,558,709

2,700	Quest Diagnostics, Inc.	149,769
25,300	Sanofi-Aventis ADR	1,056,275	Information Technology (11.4%)
13,800	Shire Pharmaceuticals		15,300	Accenture, Ltd.	644,589
	Group plc ADR	1,018,302	24,800	ADC Telecommunications, Inc. #~ 463,512
28,200	St. Jude Medical, Inc. #	1,216,548	17,500	Adobe Systems, Inc. #±	705,075
8,700	Thermo Electron Corporation #	454,227	34,700	Alcatel-Lucent ADR	402,520
16,840	UnitedHealth Group, Inc.	815,561	27,000	Apple Computer, Inc. #±	3,557,520
11,400	Varian Medical Systems, Inc. #	465,120	31,200	Applied Materials, Inc. ‡	687,648
30,000	Vertex Pharmaceuticals, Inc. #	969,000	11,200	aQuantive, Inc. #	740,880
11,400	WellPoint, Inc. #	856,368	9,000	Arrow Electronics, Inc. #	343,980

	Total Health Care	25,352,263	20,500	Automatic Data Processing, Inc.	951,610

			90,900	BEA Systems, Inc. #~	1,125,342
Industrials (7.3%)			35,100	China GrenTech Corporation,
250	Allegiant Travel Company #	7,348		Ltd. ADR #*§	319,410
24,000	American Commercial		109,400	Cisco Systems, Inc. #±	3,162,754
	Lines, Inc. #*	531,600	17,900	Commvault Systems, Inc. #	303,942
20,900	American Reprographics		32,800	Corning, Inc. #~	781,952
	Company #*	520,828	25,900	eBay, Inc. #	839,160
21,900	BE Aerospace, Inc. #	888,264	53,700	EMC Corporation #	993,987
10,500	C.H. Robinson Worldwide, Inc.	510,825	3,100	F5 Networks, Inc. #	268,739
6,300	Canadian National Railway		10,200	FormFactor, Inc. #	391,578
	Company	328,419	2,670	Google, Inc. #	1,361,700
21,600	Cooper Industries, Ltd.	1,143,072	14,400	Insight Enterprises, Inc. #	324,864
16,300	Danaher Corporation *	1,217,284	77,900	Integrated Device
68,800	Dayton Superior Corporation #	685,248		Technology, Inc. #*	1,267,433
3,600	Emerson Electric Company	169,452	93,300	Intel Corporation ±	2,203,746
8,200	Flowserve Corporation	592,614	29,800	Intersil Corporation	871,650
15,900	FTI Consulting, Inc. #	652,377	48,900	Ixia #	457,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares	Common Stock (65.2%)	Value	Shares	Common Stock (65.2%)	Value

Information Technology — continued			Telecommunications Services (1.4%)
17,100	Juniper Networks, Inc. #	$512,316	53,300	AT&T, Inc. ±‡~	$2,087,228
54,100	Microsoft Corporation	1,568,359	4,100	Leap Wireless
7,900	NAVTEQ Corporation #	427,627		International, Inc. #	362,440
17,600	Network Appliance, Inc. #	498,784	7,600	NII Holdings, Inc. #	638,552
27,200	Nokia Oyj ADR ±	779,008	22,100	Time Warner Telecom, Inc. #	432,055
44,300	Novell, Inc. #	297,253	21,300	Verizon Communications, Inc.	907,806

16,500	NVIDIA Corporation #	755,040		Total Telecommunications
23,250	OpNext, Inc. #	283,882		Services	4,428,081

59,400	Oracle Corporation #	1,135,728
16,800	Paychex, Inc.	695,184	Utilities (2.5%)
52,800	Powerwave Technologies, Inc. #	345,312	13,300	AES Corporation #±	261,345
28,100	Qimonda AG ADR #*	415,880	4,400	Ameren Corporation	211,112
19,400	QUALCOMM, Inc.	808,010	8,800	American Electric Power
800	SAIC, Inc. #	13,408		Company, Inc.	382,712
28,900	Tellabs, Inc. #	328,015	5,400	Consolidated Edison, Inc.	235,872
57,300	Texas Instruments, Inc.	2,016,387	4,000	Constellation Energy Group, Inc. 335,200
113,100	TIBCO Software, Inc. #	919,503	7,900	Dominion Resources, Inc.	665,338
20,500	Verifone Holdings, Inc. #*	746,405	3,900	DTE Energy Company	180,882
2,477	Verigy, Ltd. #	60,587	21,316	Duke Energy Corporation	363,011
16,600	VeriSign, Inc. #	492,854	7,300	Edison International, Inc.	386,097
14,600	Zebra Technologies Corporation #	528,958	4,600	Entergy Corporation	459,816

	Total Information		14,700	Exelon Corporation	1,031,205
	Technology	36,799,795	7,400	FirstEnergy Corporation	449,550

			3,600	KeySpan Corporation	149,580
Materials (2.4%)			7,500	PG&E Corporation	321,075
10,400	Air Products and Chemicals, Inc. ±	898,248	8,000	PPL Corporation	377,120
375	Arkema ADR #	24,511	5,700	Progress Energy, Inc.	248,862
23,300	Bemis Company, Inc.	686,651	5,600	Public Service Enterprise
16,900	Dow Chemical Company ±	734,812		Group, Inc.	466,144
16,000	E.I. du Pont de Nemours		4,200	Questar Corporation	216,258
	and Company	747,680	5,700	Sempra Energy	300,504
4,500	FMC Corporation ±	401,085	11,000	TXU Corporation ±	717,750
16,100	Freeport-McMoRan Copper &		2,500	Wisconsin Energy Corporation	107,325
	Gold, Inc.	1,513,078	9,100	Xcel Energy, Inc. ±	184,730

9,300	Lubrizol Corporation	582,738		Total Utilities	8,051,488

16,400	Praxair, Inc. *	1,256,568

16,800	Silgan Holdings, Inc.	867,216		Total Common Stock

	Total Materials	7,712,587		(cost $179,923,183)	210,404,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.1%)	Rate	Date	Value

Asset-Backed Securities (5.8%)
$1,000,000	Americredit Automobile Receivables Trust †‡	5.400%	8/6/2007	$999,853
1,096,089	Bear Stearns Asset-Backed Securities, Inc. †	5.560	8/25/2007	1,095,642
648,626	Bear Stearns Mortgage Funding Trust †	5.460	8/25/2007	629,460
76,688	Countrywide Asset-Backed Certificates †	5.400	8/25/2007	76,685
1,150,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	1,145,475
1,000,000	DaimlerChrysler Master Owner Trust †	5.370	8/15/2007	1,000,207
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †	5.430	8/25/2007	996,569
838,057	First Horizon ABS Trust †	5.450	8/25/2007	834,942
1,000,000	Ford Credit Floor Plan Master Owner Trust ±†	5.500	8/15/2007	1,000,226
1,000,000	GE Dealer Floorplan Master Note Trust †‡	5.360	8/20/2007	1,000,284
1,000,000	GMAC Mortgage Corporation Loan Trust †	5.390	8/25/2007	990,282
1,100,000	GMAC Mortgage Corporation Loan Trust †‡	5.410	8/25/2007	1,099,569
557,152	Green Tree Financial Corporation	6.330	11/1/2029	564,676
248,630	Master Asset-Backed Securities Trust †	5.400	8/25/2007	248,641
700,000	Merna Re, Ltd. †	7.110	9/30/2007	700,000
499,523	National Collegiate Student Loan Trust †	5.380	8/25/2007	499,872
330,037	Popular ABS Mortgage Pass-Through Trust †	5.450	8/25/2007	330,049
249,487	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	247,422
1,500,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	1,495,602
172,070	Residential Asset Securities Corporation †	5.400	8/25/2007	172,057
545,654	Residential Asset Securities Corporation	4.160	7/25/2030	540,167
883,949	Residential Funding Mortgage Securities II †	5.450	8/25/2007	883,503
285,352	SLM Student Loan Trust †	5.370	10/25/2007	285,420
1,000,000	Textron Financial Floorplan Master Note Trust †	5.440	8/13/2007	1,001,008
968,155	Wachovia Asset Securitization, Inc. †	5.460	8/25/2007	965,914

	Total Asset-Backed Securities			18,803,525

Basic Materials (0.3%)
300,000	Alcan, Inc. ‡	5.000	6/1/2015	284,711
125,000	Dow Chemical Company	7.375	11/1/2029	134,971
500,000	Precision Castparts Corporation ±	5.600	12/15/2013	500,589

	Total Basic Materials			920,271

Capital Goods (0.4%)
275,000	Goodrich Corporation	6.290	7/1/2016	283,292
120,000	Lockheed Martin Corporation	6.150	9/1/2036	119,670
750,000	Oakmont Asset Trust	4.514	12/22/2008	741,041
180,000	Sealed Air Corporation	6.875	7/15/2033	176,053

	Total Capital Goods			1,320,056

Commercial Mortgage-Backed Securities (7.8%)
613,232	Banc of America Commercial Mortgage, Inc. ±	4.037	11/10/2039	600,602
1,224,215	Banc of America Mortgage Securities, Inc. ‡	4.803	9/25/2035	1,207,917
1,500,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	5.470	8/15/2007	1,500,000
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	4.487	2/11/2041	965,264
316,436	Citigroup Commercial Mortgage Trust †	5.390	8/15/2007	316,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.1%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$33,510	Commercial Mortgage Pass-Through Certificates †	5.420%	8/15/2007	$33,509
1,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	8/15/2007	999,663
1,500,000	Commercial Mortgage Pass-Through Certificates †	5.500	8/15/2007	1,498,125
1,500,000	Credit Suisse Mortgage Capital Certificates †	5.490	8/15/2007	1,499,508
1,500,000	Crown Castle International Corporation ±	5.245	11/15/2036	1,481,944
926,404	First Union National Bank Commercial Mortgage Trust	7.390	12/15/2031	956,611
1,500,000	Goldman Sachs Mortgage Securities Corporation ‡	5.560	11/10/2039	1,461,378
1,000,000	GS Mortgage Securities Corporation II †	5.450	8/6/2007	997,500
768,796	HomeBanc Mortgage Trust	6.008	4/25/2037	777,192
799,467	J.P. Morgan Alternative Loan Trust	5.795	3/25/2036	802,513
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	981,972
1,103,560	Merrill Lynch Mortgage Investors, Inc.	4.874	6/25/2035	1,097,333
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,244,011
1,000,000	Merrill Lynch Mortgage Trust	5.441	1/12/2044	963,349
1,230,618	Morgan Stanley Capital I, Inc. ±	6.210	11/15/2031	1,234,732
624,522	National Collegiate Student Loan Trust ±†	5.390	8/25/2007	624,765
805,403	Thornburg Mortgage Securities Trust †	5.410	8/25/2007	803,891
835,525	Thornburg Mortgage Securities Trust †	5.430	8/25/2007	833,496
1,000,000	Wachovia Bank Commercial Mortgage Trust †	5.440	8/15/2007	998,948
766,679	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	743,333
563,075	Zuni Mortgage Loan Trust †	5.450	8/25/2007	562,832

	Total Commercial Mortgage-Backed Securities			25,186,750

Communications Services (0.8%)
150,000	British Telecom plc	9.125	12/15/2030	196,395
330,000	Comcast Corporation	5.875	2/15/2018	317,008
140,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	173,261
125,000	News America, Inc.	6.400	12/15/2035	117,398
220,000	Rogers Cable, Inc.	5.500	3/15/2014	212,028
280,000	Rogers Cable, Inc.	6.750	3/15/2015	287,096
40,000	Rogers Cable, Inc.	8.750	5/1/2032	47,976
225,000	Sprint Capital Corporation	6.900	5/1/2019	221,001
150,000	Sprint Capital Corporation	6.875	11/15/2028	140,447
350,000	Telecom Italia Capital SA	5.250	11/15/2013	332,808
225,000	Telefonica Emisones SAU	6.221	7/3/2017	222,971
200,000	Time Warner Cable, Inc.	5.400	7/2/2012	197,013
245,000	Verizon Communications, Inc.	5.550	2/15/2016	238,128

	Total Communications Services			2,703,530

Consumer Cyclical (0.5%)
320,000	D.R. Horton, Inc.	6.500	4/15/2016	290,833
375,000	Ford Motor Credit Company	6.625	6/16/2008	372,529
275,000	JC Penney Corporation, Inc.	5.750	2/15/2018	263,075
315,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	314,656
230,000	Walmart Stores, Inc.	5.875	4/5/2027	222,307

	Total Consumer Cyclical			1,463,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.1%)	Rate	Date	Value

Consumer Non-Cyclical (0.4%)
$425,000	Abbott Laboratories ‡	5.600%	5/15/2011	$428,284
230,000	Baxter International, Inc. ±	5.900	9/1/2016	230,467
170,000	Procter & Gamble Company	5.550	3/5/2037	160,578
150,000	United Health Group	6.500	6/15/2037	150,383
325,000	Wyeth ±	6.950	3/15/2011	342,499
100,000	Wyeth	5.950	4/1/2037	94,931

	Total Consumer Non-Cyclical			1,407,142

Energy (0.3%)
300,000	Canadian Natural Resources, Ltd.	5.700	5/15/2017	290,496
265,000	Nexen, Inc.	5.650	5/15/2017	255,076
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	357,296

	Total Energy			902,868

Financials (4.5%)
230,000	American International Group, Inc.	6.250	3/15/2037	211,866
25,000	BAC Capital Trust XI	6.625	5/23/2036	24,898
300,000	BAC Capital Trust XIV	5.630	3/15/2012	285,105
110,000	Capital One Capital III	7.686	8/15/2036	105,220
350,000	Capmark Financial Group, Inc.	5.875	5/10/2012	327,276
100,000	Capmark Financial Group, Inc.	6.300	5/10/2017	88,583
375,000	Corestates Capital Trust I	8.000	12/15/2026	388,295
330,000	Countrywide Financial Corporation	5.800	6/7/2012	317,270
750,000	Deluxe Corporation	3.500	10/1/2007	735,000
200,000	General Electric Capital Corporation	5.720	8/22/2011	200,761
555,000	General Electric Capital Corporation	4.375	3/3/2012	533,850
630,000	General Motors Acceptance Corporation	6.875	9/15/2011	585,836
500,000	General Motors Acceptance Corporation, LLC	6.000	12/15/2011	451,056
450,000	Goldman Sachs Group, Inc.	5.125	1/15/2015	425,315
165,000	HSBC Holdings plc	6.500	5/2/2036	164,552
390,000	International Lease Finance Corporation	5.750	6/15/2011	391,875
375,000	iStar Financial, Inc.	5.850	3/15/2017	331,690
350,000	J.P. Morgan Chase & Company	6.125	6/27/2017	355,316
300,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	300,488
500,000	KeyCorp ±	4.700	5/21/2009	496,662
200,000	Liberty Property, LP	5.500	12/15/2016	194,533
250,000	Lincoln National Corporation	7.000	5/17/2016	251,199
185,000	Merrill Lynch & Company, Inc.	6.050	5/16/2016	182,506
215,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	206,092
210,000	Morgan Stanley	6.250	8/9/2026	200,548
525,000	ProLogis ±	5.500	4/1/2012	522,673
225,000	Prudential Financial, Inc.	6.100	6/15/2017	228,607
100,000	Prudential Financial, Inc.	5.700	12/14/2036	90,652
550,000	RBS Capital Trust I	5.512	9/30/2014	527,606
300,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	290,544
660,000	Residential Capital Corporation ±†	6.460	10/17/2007	635,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.1%)	Rate	Date	Value

Financials — continued
$435,000	Residential Capital Corporation ±	6.500%	4/17/2013	$390,359
380,000	Residential Capital, LLC	6.500	6/1/2012	344,715
235,000	Resona Bank, Ltd.	5.850	4/15/2016	223,115
500,000	Simon Property Group, LP ±	4.600	6/15/2010	487,862
275,000	Simon Property Group, LP	5.375	6/1/2011	273,455
425,000	SLM Corporation	5.400	10/25/2011	388,774
335,000	Student Loan Marketing Corporation	4.500	7/26/2010	313,272
275,000	Swiss RE Capital I, LP *	6.854	5/25/2016	273,735
105,000	Travelers Companies, Inc.	6.250	6/15/2037	101,141
285,000	Wachovia Bank NA	4.875	2/1/2015	267,088
495,000	Wachovia Capital Trust III	5.800	3/15/2011	485,473
55,000	Washington Mutual Preferred Funding	6.665	12/1/2020	50,967
600,000	Washington Mutual Preferred Funding II	6.895	6/15/2012	588,853
220,000	Willis North America, Inc.	6.200	3/28/2017	219,504

	Total Financials			14,459,817

Mortgage-Backed Securities (10.1%)
12,375,000	Federal National Mortgage Association
	Conventioanl 30-Yr. Pass Through §	6.000	8/1/2037	12,258,984
21,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §~	5.500	8/1/2037	20,278,129

	Total Mortgage-Backed Securities			32,537,113

Transportation (0.9%)
175,000	Burlington Northern Santa Fe Corporation	7.000	12/15/2025	181,799
350,000	Continental Airlines, Inc.	5.983	4/19/2022	335,780
450,000	Delta Air Lines, Inc.	7.111	9/18/2011	451,125
357,245	FedEx Corporation	6.720	1/15/2022	382,560
200,000	Norfolk Southern Corporation	5.640	5/17/2029	179,058
1,000,000	Northwest Airlines, Inc.	6.841	4/1/2011	990,000
450,000	Union Pacific Corporation	6.125	1/15/2012	459,243

	Total Transportation			2,979,565

U.S. Government (6.4%)
750,000	Federal Home Loan Mortgage Corporation	5.000	12/14/2018	709,839
3,000,000	U.S. Treasury Notes *	4.875	7/31/2011	3,030,936
7,500,000	U.S. Treasury Notes *	4.875	2/15/2012	7,594,335
250,000	U.S. Treasury Notes *	4.875	6/30/2012	252,890
450,000	U.S. Treasury Notes *	4.250	8/15/2013	440,895
2,965,000	U.S. Treasury Notes ‡	4.125	5/15/2015	2,844,084
200,000	U.S. Treasury Notes	4.875	8/15/2016	201,219
565,000	U.S. Treasury Notes *	4.625	11/15/2016	558,114
700,000	U.S. Treasury Notes *	4.500	5/15/2017	685,070
4,411,920	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	4,285,421

	Total U.S. Government			20,602,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.1%)	Rate	Date	Value

Utilities (0.9%)
$245,000	Cleveland Electric Illuminating Company	5.700%	4/1/2017	$237,485
220,000	Commonwealth Edison Company	5.400	12/15/2011	217,614
300,000	Exelon Corporation	6.750	5/1/2011	309,617
225,000	MidAmerican Energy Holdings Company	5.950	5/15/2037	210,559
175,000	Plains All American Pipeline, LP/PAA Finance Corporation 6.650		1/15/2037	172,546
494,368	Power Receivables Finance, LLC	6.290	1/1/2012	502,278
235,000	Progress Energy, Inc.	7.000	10/30/2031	249,926
230,000	PSI Energy, Inc. ±	5.000	9/15/2013	222,321
250,000	Southern California Gas Company	5.750	11/15/2035	240,659
350,000	Union Electric Company	6.400	6/15/2017	358,343
195,000	Virginia Electric & Power Company	6.000	1/15/2036	187,895

	Total Utilities			2,909,243

	Total Long-Term Fixed Income (cost $127,226,003)			126,196,083

		Exercise	Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

100	Call on U.S. Treasury Bond Futures	$107.00	8/24/2007	$84,375
15	Put on Crude Oil Futures	71.50	8/16/2007	3,600
19	Put on S&P 500 Mini Futures	1,495.00	8/17/2007	42,845

	Total Options Purchased (cost $116,136)			130,820

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.9%)	Rate (+)	Date	Value

41,500,081	Thrivent Financial Securities Lending Trust	5.360%	N/A	$41,500,081

	Total Collateral Held for Securities Loaned
	(cost $41,500,081)			41,500,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.6%)		Rate (+)	Date	Value

15,011,183	Thrivent Money Market Fund		5.090%	N/A	$15,011,183
$3,000,000	Yorktown Capital, LLC ±		5.280	8/7/2007	2,997,360

	Total Short-Term Investments (at amortized cost)				18,008,543

	Total Investments (cost $366,773,946) 122.8%				$396,240,439

	Other Assets and Liabilities, Net (22.8%)				(73,613,946)

	Total Net Assets 100.0%				$322,626,493

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	10	September 2007	$1,055,031	$1,054,688	($343)
10-Yr. Euro-Bund Futures	(7)	September 2007	(1,071,942)	(1,083,550)	(11,608)
10-Yr. Japanese Treasury Bond Futures	1	September 2007	1,155,693	1,164,713	9,020
10-Yr. U.S. Treasury Bond Futures	(70)	September 2007	(7,463,537)	(7,519,532)	(55,995)
20-Yr. U.S. Treasury Bond Futures	25	September 2007	2,727,420	2,751,563	24,143
Total Futures					($34,783)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	5	$96.30	August 2007	($19,190)	($6,885)
Total Call Options Written					($6,885)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $1,342,906 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $16,650,075 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets. TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,346,426
Gross unrealized depreciation	(7,879,933)

Net unrealized appreciation (depreciation)	$29,466,493
Cost for federal income tax purposes	$366,773,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Basic Materials (10.6%)
$1,610,000	Aleris International, Inc.	9.000%	12/15/2014	$1,505,350
2,070,000	Aleris International, Inc.	10.000	12/15/2016	1,852,650
2,585,000	Arch Western Finance, LLC ‡	6.750	7/1/2013	2,352,350
1,750,000	Buckeye Technologies, Inc.	8.000	10/15/2010	1,750,000
2,360,000	Domtar, Inc. *	7.125	8/15/2015	2,200,700
2,155,000	Drummond Company, Inc.	7.375	2/15/2016	2,004,150
1,029,000	Equistar Chemicals, LP	10.625	5/1/2011	1,075,305
2,965,000	FMG Finance, Pty. Ltd.	10.625	9/1/2016	3,394,925
3,025,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	3,176,250
1,400,000	Georgia-Pacific Corporation ‡	8.125	5/15/2011	1,410,500
1,805,000	Georgia-Pacific Corporation	7.125	1/15/2017	1,660,600
3,540,000	Graphic Packaging International Corporation *	9.500	8/15/2013	3,540,000
2,965,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	2,920,525
2,620,000	Huntsman International, LLC	7.875	11/13/2014	2,803,400
2,760,000	Ineos Group Holdings plc *	8.500	2/15/2016	2,525,400
1,300,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,251,250
2,590,000	Lyondell Chemical Company	10.500	6/1/2013	2,797,200
1,210,000	Lyondell Chemical Company	8.250	9/15/2016	1,324,950
1,210,000	Lyondell Chemical Company	6.875	6/15/2017	1,270,500
1,720,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	1,711,400
2,750,000	Nell AF SARL	8.375	8/15/2015	2,447,500
1,380,000	PNA Group, Inc. ‡	10.750	9/1/2016	1,476,600
860,000	PNA Intermediate Holdings Corporation †	12.360	8/15/2007	872,900
2,830,000	Ryerson, Inc.	8.250	12/15/2011	2,858,300
1,840,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	1,720,400
1,460,000	Southern Copper Corporation	7.500	7/27/2035	1,510,662
3,200,000	Terra Capital, Inc.	7.000	2/1/2017	3,024,000

	Total Basic Materials			56,437,767

Capital Goods (8.3%)
2,220,000	Ahern Rentals, Inc.	9.250	8/15/2013	2,131,200
3,610,000	Allied Waste North America, Inc.	7.875	4/15/2013	3,573,900
1,300,000	Ashtead Capital, Inc.	9.000	8/15/2016	1,306,500
2,155,000	Ball Corporation ‡	6.625	3/15/2018	2,009,538
2,135,000	Berry Plastics Holding Corporation	8.875	9/15/2014	2,049,600
1,560,000	Case New Holland, Inc.	7.125	3/1/2014	1,524,900
1,830,000	Crown Americas, Inc.	7.625	11/15/2013	1,802,550
1,830,000	Crown Americas, Inc.	7.750	11/15/2015	1,802,550
2,600,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	2,684,500
860,000	General Cable Corporation	7.125	4/1/2017	834,200
1,630,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	1,532,200
810,000	K&F Acquisition, Inc.	7.750	11/15/2014	870,750
850,000	Legrand SA	8.500	2/15/2025	969,000
2,010,000	Mueller Water Products, Inc.	7.375	6/1/2017	1,879,350
1,760,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	1,760,000
1,230,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,236,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Capital Goods — continued
$4,320,000	Owens-Illinois, Inc.	7.500%	5/15/2010	$4,255,200
3,055,000	Plastipak Holdings, Inc.	8.500	12/15/2015	3,085,550
2,535,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,446,275
820,000	RBS Global, Inc./Rexnord Corporation *	11.750	8/1/2016	820,000
1,495,000	Rental Services Corporation *	9.500	12/1/2014	1,457,625
1,400,000	TransDigm, Inc.	7.750	7/15/2014	1,372,000
2,760,000	United Rentals North America, Inc.	7.000	2/15/2014	2,808,300

	Total Capital Goods			44,211,838

Communications Services (16.8%)
2,160,000	Block Communications, Inc. ‡	8.250	12/15/2015	2,127,600
1,820,000	CCH I, LLC *	11.000	10/1/2015	1,820,000
2,200,000	CCH II, LLC/CCH II Capital Corporation	10.250	10/1/2013	2,249,500
2,160,000	Centennial Communications Corporation	8.125	2/1/2014	2,138,400
2,290,000	Charter Communications Holdings, LLC	8.750	11/15/2013	2,267,100
2,915,000	Citizens Communications Company ‡	9.250	5/15/2011	3,038,888
1,120,000	Dex Media West, LLC/Dex Media
	West Finance Company	9.875	8/15/2013	1,176,000
2,915,000	Dobson Cellular Systems	9.875	11/1/2012	3,115,406
2,135,000	Idearc, Inc.	8.000	11/15/2016	2,022,912
1,720,000	Intelsat Bermuda, Ltd. †	8.895	1/15/2008	1,728,600
1,210,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,234,200
3,000,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	2,355,000
2,140,000	Intelsat Subsidiary Holding Company, Ltd. *	8.625	1/15/2015	2,145,350
1,505,000	Lamar Media Corporation	6.625	8/15/2015	1,369,550
3,380,000	Level 3 Financing, Inc.	9.250	11/1/2014	3,227,900
1,730,000	Level 3 Financing, Inc.	8.750	2/15/2017	1,591,600
5,270,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	5,164,600
2,255,000	Morris Publishing Group, LLC	7.000	8/1/2013	1,967,488
4,010,000	NTL Cable plc	9.125	8/15/2016	4,050,100
2,140,000	PRIMEDIA, Inc. †	10.735	8/15/2007	2,204,200
2,400,000	Quebecor World, Inc.	9.750	1/15/2015	2,304,000
1,080,000	Qwest Communications International, Inc.	7.500	2/15/2014	1,036,800
3,860,000	Qwest Corporation	7.875	9/1/2011	3,917,900
1,230,000	Qwest Corporation	7.625	6/15/2015	1,205,400
3,805,000	R.H. Donnelley Corporation	6.875	1/15/2013	3,424,500
4,060,000	R.H. Donnelley Corporation *	6.875	1/15/2013	3,654,000
2,175,000	R.H. Donnelley Corporation	8.875	1/15/2016	2,115,188
3,910,000	Readers Digest Association, Inc.	9.000	2/15/2017	3,343,050
1,610,000	Rural Cellular Corporation †	8.360	9/4/2007	1,618,050
1,515,000	Rural Cellular Corporation	9.875	2/1/2010	1,571,812
2,885,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	2,949,912
3,220,000	TL Acquisitions, Inc. *	10.500	1/15/2015	2,962,400
2,990,000	TL Acquisitions, Inc. *>	Zero Coupon	7/15/2009	2,122,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Communications Services — continued
$3,910,000	Umbrella Acquisition	9.750%	3/15/2015	$3,558,100
4,000,000	Videotron Ltee	6.875	1/15/2014	3,740,000
1,080,000	Windstream Corporation	8.625	8/1/2016	1,093,500
1,600,000	Windstream Corporation	7.000	3/15/2019	1,440,000

	Total Communications Services			89,051,906

Consumer Cyclical (20.7%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,455,300
2,820,000	ArvinMeritor, Inc. *	8.125	9/15/2015	2,509,800
2,345,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	1,958,075
2,550,000	Bon-Ton Stores, Inc. ‡	10.250	3/15/2014	2,295,000
1,010,000	Buffalo Thunder Development Authority	9.375	12/15/2014	939,300
1,460,000	Buffets, Inc. *	12.500	11/1/2014	1,182,600
2,510,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	2,321,750
2,260,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	2,022,700
2,680,000	Circus & Eldorado Joint Venture/Silver
	Legacy Capital Corporation	10.125	3/1/2012	2,800,600
2,760,000	Claire’s Stores, Inc. *	10.500	6/1/2017	2,180,400
1,489,000	Dollarama Group, LP †	11.150	12/17/2007	1,444,330
4,545,000	Dollarama Group, LP	8.875	8/15/2012	4,533,638
3,890,000	Fontainebleau Las Vegas Holdings, LLC	10.250	6/15/2015	3,355,125
2,960,000	Ford Motor Credit Company †	9.810	10/15/2007	3,061,818
1,000,000	Ford Motor Credit Company	9.750	9/15/2010	1,009,860
2,020,000	Ford Motor Credit Company	7.000	10/1/2013	1,817,770
1,200,000	Ford Motor Credit Company *	8.000	12/15/2016	1,105,945
3,310,000	Gaylord Entertainment Company	6.750	11/15/2014	3,078,300
3,440,000	General Motors Corporation *	8.250	7/15/2023	2,803,600
3,820,000	Group 1 Automotive, Inc. ‡	8.250	8/15/2013	3,839,100
1,300,000	Group 1 Automotive, Inc., Convertible >	2.250	6/15/2016	1,041,625
2,090,000	Hanesbrands, Inc. †	8.784	12/17/2007	2,048,200
2,100,000	Harrah’s Operating Company, Inc.	5.625	6/1/2015	1,522,500
1,675,000	Harrah’s Operating Company, Inc.	6.500	6/1/2016	1,231,125
2,670,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	2,136,000
1,305,000	KB Home *	6.250	6/15/2015	1,083,150
2,680,000	Majestic Star Casino, LLC	9.500	10/15/2010	2,706,800
3,570,000	MGM MIRAGE	5.875	2/27/2014	3,123,750
2,080,000	MGM MIRAGE	7.500	6/1/2016	1,934,400
2,990,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	2,918,988
2,320,000	NCL Corporation	10.625	7/15/2014	2,180,800
1,250,000	Norcraft Holdings, LP/Norcraft
	Capital Corporation >	Zero Coupon	9/1/2008	1,075,000
2,200,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,156,000
2,700,000	Pokagon Gaming Authority	10.375	6/15/2014	2,889,000
2,160,000	Realogy Corporation *	10.500	4/15/2014	1,998,000
1,150,000	Realogy Corporation *	12.375	4/15/2015	963,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Consumer Cyclical — continued
$2,175,000	Rite Aid Corporation *	8.625%	3/1/2015	$1,870,500
2,835,000	Sally Holdings, LLC *	10.500	11/15/2016	2,679,075
2,415,000	Seminole Hard Rock Entertainment †	7.860	9/17/2007	2,366,700
1,600,000	Service Corporation International	6.750	4/1/2015	1,472,000
3,660,000	Shingle Springs Tribal Gaming Authority *	9.375	6/15/2015	3,422,100
4,705,000	Station Casinos, Inc.	6.875	3/1/2016	3,963,962
1,140,000	TRW Automotive, Inc.	7.000	3/15/2014	1,065,900
4,870,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	4,870,000
1,500,000	Turning Stone Resort Casino Enterprise	9.125	12/15/2010	1,515,000
2,230,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	2,252,300
2,995,000	Universal City Florida Holding Company I/II †	10.106	11/1/2007	3,009,975
2,595,000	Warnaco, Inc.	8.875	6/15/2013	2,731,238
2,650,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	1,934,500

	Total Consumer Cyclical			109,876,724

Consumer Non-Cyclical (8.7%)
4,210,000	Community Health Systems, Inc. *	8.875	7/15/2015	4,088,962
3,380,000	Constellation Brands, Inc. ‡	7.250	9/1/2016	3,177,200
1,620,000	Elan Finance plc/Elan Finance Corporation †	9.360	8/15/2007	1,587,600
2,400,000	HCA, Inc.	6.750	7/15/2013	2,016,000
4,420,000	HCA, Inc. *	9.250	11/15/2016	4,386,850
2,120,000	IASIS Healthcare, LLC (IASIS Capital Corporation) *	8.750	6/15/2014	2,035,200
2,830,000	Jarden Corporation	7.500	5/1/2017	2,547,000
3,565,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	3,172,850
2,760,000	Michael Foods, Inc.	8.000	11/15/2013	2,677,200
2,820,000	Omnicare, Inc.	6.750	12/15/2013	2,580,300
1,815,000	Smithfield Foods, Inc.	8.000	10/15/2009	1,851,300
1,830,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	1,765,950
2,590,000	Sun Healthcare Group, Inc.	9.125	4/15/2015	2,590,000
2,020,000	SUPERVALU, Inc.	7.500	11/15/2014	1,929,100
3,220,000	Surgical Care Affiliates, Inc.	8.875	7/15/2015	3,059,000
2,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	2,613,300
3,190,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	2,946,762
1,111,000	Warner Chilcott Corporation	8.750	2/1/2015	1,083,225

	Total Consumer Non-Cyclical			46,107,799

Energy (6.3%)
2,390,000	CHC Helicopter Corporation	7.375	5/1/2014	2,222,700
1,355,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,272,006
2,310,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,084,775
2,590,000	Denbury Resources, Inc.	7.500	12/15/2015	2,486,400
2,300,000	Energy Partners, Ltd.	9.750	4/15/2014	2,185,000
2,540,000	Forest Oil Corporation	7.250	6/15/2019	2,368,550
1,815,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,651,650
2,300,000	Mariner Energy, Inc.	8.000	5/15/2017	2,162,000
3,365,000	Ocean Rig Norway AS	8.375	7/1/2013	3,348,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Energy — continued
$3,210,000	OPTI Canada, Inc.	8.250%	12/15/2014	$3,210,000
2,390,000	PetroHawk Energy Corporation	9.125	7/15/2013	2,461,700
2,510,000	Petroplus Finance, Ltd.	7.000	5/1/2017	2,290,375
2,870,000	Plains Exploration & Production Company	7.750	6/15/2015	2,683,450
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	2,956,500

	Total Energy			33,383,281

Financials (2.9%)
1,620,000	ACE Cash Express, Inc.	10.250	10/1/2014	1,611,900
1,075,000	Deluxe Corporation	7.375	6/1/2015	1,048,125
1,750,000	FTI Consulting, Inc.	7.625	6/15/2013	1,723,750
7,055,000	General Motors Acceptance Corporation	6.875	9/15/2011	6,560,438
5,070,000	Leucadia National Corporation	7.125	3/15/2017	4,613,700

	Total Financials			15,557,913

Technology (2.7%)
2,440,000	Avago Technologies Finance Pte †	10.860	9/3/2007	2,476,600
1,590,000	Avago Technologies Finance Pte	10.125	12/1/2013	1,645,650
1,710,000	Nortel Networks, Ltd. †	9.610	10/15/2007	1,731,375
1,210,000	NXP BV/NXP Funding, LLC †	8.110	10/15/2007	1,128,325
1,910,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	1,656,925
4,435,000	Seagate Technology HDD Holdings	6.800	10/1/2016	4,124,550
1,600,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	1,600,000

	Total Technology			14,363,425

Transportation (4.2%)
2,552,185	Continental Airlines, Inc.	7.875	7/2/2018	2,577,707
2,010,000	Delta Air Lines, Inc.	7.920	11/18/2010	1,989,900
1,555,000	Hertz Corporation	8.875	1/1/2014	1,555,000
2,515,000	Hertz Corporation	10.500	1/1/2016	2,603,025
949,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	941,882
1,813,000	Horizon Lines, LLC	9.000	11/1/2012	1,926,312
2,420,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	2,420,000
2,550,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	2,588,250
1,604,824	Northwest Airlines, Inc.	7.691	4/1/2017	1,564,703
1,610,000	Saint Acquisition Corporation	12.500	5/15/2017	1,143,100
2,750,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	2,958,222

	Total Transportation			22,268,101

Utilities (10.1%)
1,300,000	AES Corporation	8.875	2/15/2011	1,319,500
2,700,000	AES Corporation	8.750	5/15/2013	2,841,750
2,210,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,269,579
1,235,000	Consumers Energy Company ‡	6.300	2/1/2012	1,212,027
2,130,000	Copano Energy, LLC	8.125	3/1/2016	2,130,000
1,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,634,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.3%)	Rate	Date	Value

Utilities — continued
$1,410,000	Dynegy Holdings, Inc.	7.500%	6/1/2015	$1,247,850
1,705,000	Dynegy Holdings, Inc. *	8.375	5/1/2016	1,585,650
1,040,000	Dynegy Holdings, Inc.	7.750	6/1/2019	899,600
1,670,000	Edison Mission Energy	7.500	6/15/2013	1,611,550
2,820,000	Edison Mission Energy ‡	7.000	5/15/2017	2,545,050
2,820,000	Edison Mission Energy	7.200	5/15/2019	2,516,850
2,420,000	Edison Mission Energy	7.625	5/15/2027	2,111,450
1,900,000	El Paso Corporation	6.875	6/15/2014	1,852,080
1,900,000	El Paso Corporation	7.000	6/15/2017	1,824,916
1,300,000	Mirant North America, LLC *	7.375	12/31/2013	1,293,500
5,860,000	NRG Energy, Inc.	7.375	2/1/2016	5,654,900
1,470,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	1,499,917
1,840,000	Reliant Energy Resources Corporation	6.750	12/15/2014	1,812,400
3,680,000	SemGroup, LP *	8.750	11/15/2015	3,624,800
3,130,000	Southern Natural Gas Company	7.350	2/15/2031	3,264,264
1,910,000	Southern Star Central Corporation	6.750	3/1/2016	1,785,850
3,220,000	Williams Companies, Inc.	8.125	3/15/2012	3,332,700
1,830,000	Williams Companies, Inc.	8.750	3/15/2032	2,022,150
1,810,000	Williams Partners, LP	7.250	2/1/2017	1,755,700

	Total Utilities			53,648,033

	Total Long-Term Fixed Income (cost $505,574,550)			484,906,787

Shares	Preferred Stock/Equity-Linked Securities (1.1%)			Value

65,000	Chevy Chase Preferred Capital Corporation, Convertible #			$3,454,750
1,300	Morgan Stanley Dean Witter & Company, Convertible ¿			1,300,000
3,720	NRG Energy, Inc., Convertible #			1,277,820

	Total Preferred Stock/Equity-Linked Securities
	(cost $5,483,750)			6,032,570

Shares	Common Stock (<0.1%)			Value

15	Pliant Corporation # ^			$0
36,330	TVMAX Holdings, Inc. #			5,450
4,540	XO Communications, Inc., Stock Warrants #			908
4,540	XO Communications, Inc., Stock Warrants #			2,406
6,054	XO Communications, Inc., Stock Warrants #			4,238
3,026	XO Holdings, Inc., Stock Warrants #			13,466

	Total Common Stock (cost $2,344,578)			26,468

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.0%)	Rate (+)	Date	Value

63,812,185	Thrivent Financial Securities Lending Trust	5.360%	N/A	$63,812,185

	Total Collateral Held for Securities Loaned
	(cost $63,812,185)			63,812,185

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

High Yield Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (6.2%)		Rate (+)	Date	Value

$400,000	Federal National Mortgage Association		5.080%	12/14/2007	$392,410
31,007,629	Thrivent Money Market Fund		5.090	N/A	31,007,629
1,651,000	Yorktown Capital, LLC		5.280	8/7/2007	1,649,547

		Total Short-Term Investments (cost $33,049,556)			33,049,586

		Total Investments (cost $610,264,619) 110.6%			$587,827,596

		Other Assets and Liabilities, Net (10.6%)			(56,301,750)

		Total Net Assets 100.0%			$531,525,846

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterparty		Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
Beazer Homes USA, Inc.,
5 Year, at 3.28%;		Sell	June 2012	$4,000,000	($847,195)
Bank of America, N.A.
Beazer Homes USA, Inc.,
5 Year, at 3.25%;		Sell	June 2012	4,000,000	(850,942)
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.77%;		Buy	June 2017	(2,600,000)	720,342
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.75%;		Buy	June 2017	(2,600,000)	722,521
Bank of America, N.A.
CDX North America High Yield Index,
5 Year, Series 8, at 2.75%;		Buy	June 2012	(9,000,000)	0
Bank of America, N.A.
Ford Motor Company,
5 Year, at 6.90%;		Sell	September 2014	4,210,000	(36,843)
Bank of America, N.A.
Total Swaps and Counterparty					($292,117)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

‡ At July 31, 2007, $27,805,602 of investments were earmarked as collateral to cover open swap contracts.

¿ These securities are Equity-Linked Structured Securities.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,886,671
Gross unrealized depreciation	(27,323,694)

Net unrealized appreciation (depreciation)	($22,437,023)
Cost for federal income tax purposes	$610,264,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco
	Settlement Revenue Bonds	5.750%	12/1/2020	$1,037,870

	Total Alabama			1,037,870

Alaska (0.7%)
3,155,000	Alaska Energy Authority Power Revenue
	Refunding Bonds (Bradley Lake) (Series 5) (FSA Insured)	5.000	7/1/2021	3,221,728
2,625,000	Northern Tobacco Securitization Corporation,
	Alaska Tobacco Settlement Asset Backed
	Revenue Bonds (Series A) ÷	6.200	6/1/2022	2,736,090
2,000,000	Northern Tobacco Securitization Corporation,
	Alaska Tobacco Settlement Asset Backed
	Revenue Bonds (Series A)	5.000	6/1/2032	1,870,500

	Total Alaska			7,828,318

Arizona (1.0%)
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2011	1,012,391
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2012	1,062,044
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,034,800
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,225,128
2,500,000	Glendale, Arizona Industrial Development
	Authority Revenue Bonds	5.000	5/15/2031	2,563,000
500,000	Glendale, Arizona Industrial Development
	Authority Revenue Bonds (Midwestern University)
	(Series A) ÷	5.750	5/15/2021	538,360
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds
	(Capital Mall Project) (AMBAC Insured) ÷	5.375	9/15/2020	2,092,280
5,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured)	5.875	6/1/2016	5,001
1,285,000	Pima County, Arizona Industrial Development
	Authority Multifamily Bonds (La Hacienda Project)
	(GNMA/FHA Insured) ÷	7.000	12/20/2031	1,459,182
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	524,305

	Total Arizona			11,516,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Arkansas (1.0%)
$355,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured) ÷	8.375%	7/1/2010	$381,476
2,400,000	Arkansas State Community Water System Public
	Water Authority Revenue Bonds (Series B) (MBIA Insured)	5.000	10/1/2023	2,491,512
5,000,000	Arkansas State Development Finance Authority
	Revenue Bonds (Series B) (FSA Insured)	5.000	11/1/2025	5,254,650
3,000,000	Jonesboro, Arkansas Residential Housing and
	Health Care Facilities Revenue Bonds (St. Bernards
	Regional Medical Center) (AMBAC Insured)	5.800	7/1/2011	3,034,050
875,000	Pope County, Arkansas Pollution Control Revenue
	Bonds (Arkansas Power and Light Company Project)
	(FSA Insured)	6.300	12/1/2016	876,759

	Total Arkansas			12,038,447

California (9.7%)
3,950,000	Anaheim, California Public Financing Authority
	Lease Revenue Bonds (Public Improvements Project)
	(Series A) (FSA Insured)	6.000	9/1/2024	4,664,555
5,000,000	California Infrastructure & Economic Bank Revenue
	Bonds (Bay Area Toll Bridges) (1st Lien-A) ÷	5.000	7/1/2025	5,440,400
1,700,000	California Pollution Control Financing
	Authority Revenue Bonds	3.450	12/1/2012	1,700,000
70,000	California Rural Home Mortgage Finance Authority
	Single Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.100	6/1/2031	72,435
2,000,000	California State General Obligation
	Bonds (AMBAC Insured)	6.300	9/1/2010	2,148,080
3,000,000	California State Public Works Board Lease Revenue
	Bonds (Department of Corrections State Prison)	7.400	9/1/2010	3,308,040
4,000,000	California State Public Works Board Lease
	Revenue Bonds (UCLA Replacement Hospital)
	(Series A) (FSA Insured)	5.375	10/1/2015	4,275,120
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,113,040
3,990,000	California State Revenue General Obligation Bonds ÷	5.250	4/1/2029	4,315,265
10,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,462
300,000	California State Unrefunded General Obligation
	Bonds (MBIA Insured)	6.000	8/1/2016	303,453
2,000,000	California State Veterans General Obligation
	Revenue Bonds (FGIC) (Series AT)	9.500	2/1/2010	2,262,240
4,030,000	Contra Costa County, California Home Mortgage
	Revenue Bonds (GNMA Insured) (Escrowed to Maturity) ÷	7.500	5/1/2014	4,829,874
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.050	1/1/2009	5,232,950
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.100	1/1/2011	5,483,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

California — continued
$6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150%	1/1/2013	$6,587,280
7,145,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150	1/1/2014	7,844,353
420,000	Golden West Schools Financing Authority,
	California Revenue Bonds (Series A) (MBIA Insured)	5.800	2/1/2022	485,953
3,000,000	Los Angeles, California Unified School
	District Revenue Bonds	5.000	7/1/2023	3,151,710
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community
	Development Project) (AMBAC Insured)	Zero Coupon	8/1/2024	2,281,700
4,015,000	Pomona, California Single Family Mortgage
	Revenue Bonds (Series A) (GNMA/FNMA Insured) ÷	7.600	5/1/2023	5,017,586
10,000,000	Sacramento County, California Sanitary
	District Authority Revenue Bonds	5.000	12/1/2036	10,382,500
1,435,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured) ÷	7.500	5/1/2023	1,781,840
10,000,000	San Diego Community College District, California
	Revenue Bonds (FSA Guaranteed)	5.000	5/1/2030	10,349,700
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured)	6.750	7/1/2010	1,628,985
15,000,000	San Joaquin Hills Transportation Corridor Agency,
	California Toll Road Revenue Bonds ÷	7.650	1/1/2013	15,541,500
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured)	5.000	8/1/2025	2,866,812

	Total California			114,079,533

Colorado (5.5%)
2,000,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (Bromley East Project)
	(Series A) ÷	7.250	9/15/2030	2,250,800
570,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (Cherry Creek Academy
	Facility, Inc.)	6.000	4/1/2021	589,580
1,280,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (Cherry Creek Academy
	Facility, Inc.)	6.000	4/1/2030	1,317,069
2,825,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (Classical Academy) ÷	7.250	12/1/2030	3,210,358
1,000,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (University Lab
	School Project) ÷	5.750	6/1/2016	1,068,070
750,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (University Lab
	School Project) ÷	6.125	6/1/2021	810,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Colorado — continued
$6,250,000	Colorado Educational and Cultural Facilities
	Authority Revenue Bonds (University Lab
	School Project) ÷	6.250%	6/1/2031	$6,785,688
385,000	Colorado Health Facilities Authority Revenue Bonds	6.250	12/1/2010	398,791
615,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.250	12/1/2010	640,117
3,080,000	Colorado Health Facilities Authority Revenue Bonds ÷	6.800	12/1/2020	3,421,449
1,920,000	Colorado Health Facilities Authority Revenue Bonds	6.800	12/1/2020	2,096,774
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.500	9/1/2020	1,074,870
500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.600	9/1/2025	539,085
140,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series A-2)
	(Subject to ‘AMT’)	7.450	10/1/2016	140,148
75,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series A-3)	7.250	4/1/2010	75,098
515,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series B-3)	6.700	8/1/2017	521,026
65,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series C-3)
	(FHA/VA Insured)	7.150	10/1/2030	65,900
35,000	Colorado Housing and Finance Authority Single
	Family Revenue Bonds (Series A-3)	7.000	11/1/2016	35,509
620,000	Colorado Housing and Finance Authority Single
	Family Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	642,146
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Revenue Unrefunded Bonds
	(Series A) (FSA Insured)	6.250	9/1/2013	70,130
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured)	5.250	11/1/2021	3,731,389
5,000,000	Denver, Colorado City and County Airport Revenue
	Bonds (Series A)	5.000	11/15/2022	5,195,500
6,000,000	Denver, Colorado City and County Bonds	5.600	10/1/2029	6,475,140
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)
	(ACA/CBI Insured) ÷	6.250	12/1/2016	2,187,880
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2008	1,831,712
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	12/1/2008	1,792,390
10,000,000	Jefferson County Colorado School District
	(FSA Guaranteed)	5.000	12/15/2016	10,697,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Colorado — continued
$3,000,000	Larimer County, Colorado School District #R1
	Poudre Valley (MBIA/IBC Insured)	7.000%	12/15/2016	$3,673,470
4,000,000	Northwest Parkway Public Highway Authority,
	Colorado Capital Appreciation Revenue Bonds (Series C)
	(AMBAC Insured) >	Zero Coupon	6/15/2011	3,619,640

	Total Colorado			64,958,004

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,040,560
4,000,000	Connecticut State Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,311,160

	Total Connecticut			6,351,720

District of Columbia (0.6%)
6,760,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	7,093,944

	Total District of Columbia			7,093,944

Florida (1.3%)
378,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured)	6.500	9/1/2022	384,653
970,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	6.000	4/1/2029	988,964
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured)	9.125	6/1/2014	738,984
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,536,629
1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C) ÷	5.750	8/15/2015	1,567,290
1,145,000	Leon County, Florida Educational Facilities
	Authority Certificates of Participation ÷	8.500	9/1/2017	1,552,883
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured)	6.250	10/1/2018	2,339,640
265,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	9/1/2028	269,436
80,000	Palm Beach County, Florida Housing Finance
	Authority Single Family Homeowner Revenue
	Bonds (Series A-1) (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	5.900	10/1/2027	81,230
6,000,000	South Miami, Florida Health Facilites Authority
	Hospital Revenue Bonds	5.000	8/15/2032	6,028,080

	Total Florida			15,487,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Georgia (3.1%)
$6,900,000	Bibb County, Georgia Authority Environmental
	Improvement Revenue Bonds	4.850%	12/1/2009	$6,893,238
2,000,000	Brunswick, Georgia Water and Sewer Revenue
	Refunding Bonds (MBIA Insured)	6.000	10/1/2011	2,081,160
1,500,000	Brunswick, Georgia Water and Sewer Revenue
	Refunding Bonds (MBIA Insured)	6.100	10/1/2019	1,740,855
1,560,000	Chatham County, Georgia Hospital Authority
	Revenue Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,621,698
1,000,000	Chatham County, Georgia Hospital Authority
	Revenue Bonds (Memorial Health University
	Medical Center)	6.125	1/1/2024	1,052,440
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Revenue Refunding Bonds (MBIA Insured)	5.500	8/1/2018	5,530,250
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2009	1,039,460
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2010	1,061,560
2,000,000	Georgia State General Obligation Bonds (Series B)	5.650	3/1/2012	2,154,060
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,687,810
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds ÷	5.500	9/1/2024	2,759,375
5,000,000	Rockdale County, Georgia Water and Sewer Authority
	Revenue Bonds (Series A) (MBIA Insured) ÷	5.500	7/1/2025	5,243,100
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University Project)
	(Series A) (ACA Insured)	6.750	11/15/2020	1,621,035

	Total Georgia			36,486,041

Hawaii (2.3%)
7,330,000	Hawaii State Highway Revenue Bonds	5.500	7/1/2018	8,204,689
5,000,000	Honolulu, Hawaii City & County Board of Water
	Supply Water System Revenue Bonds (Series A)	5.000	7/1/2036	5,155,750
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)	5.250	3/1/2027	10,481,500
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured)	6.250	4/1/2014	2,896,067

	Total Hawaii			26,738,006

Idaho (0.4%)
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2010	2,792,473
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2011	1,718,300

	Total Idaho			4,510,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Illinois (9.0%)
$2,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.250%	7/1/2012	$2,032,960
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,016,540
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured)	Zero Coupon	1/1/2024	4,695,500
3,000,000	Chicago, Illinois Lakefront Millennium Project
	General Obligation Bonds (MBIA Insured) ÷	5.750	1/1/2029	3,275,970
2,500,000	Chicago, Illinois O’Hare International Airport
	Revenue Bonds (Series A) (FGIC Insured)	5.000	1/1/2033	2,576,025
5,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.250	9/1/2028	5,007
230,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.050	10/1/2030	233,291
150,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.000	3/1/2032	154,402
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Bonds (Series A) (ACA Insured)	Zero Coupon	11/15/2014	5,107,680
1,000,000	Cook County, Illinois Community Consolidated
	School District #15 Palatine Capital Appreciation
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	12/1/2014	734,790
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured)	6.250	11/15/2011	2,734,675
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2011	1,474,112
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2014	1,998,051
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2016	2,413,696
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,105,940
1,000,000	Illinois Development Finance Authority Revenue
	Bonds (Midwestern University) (Series B) ÷	6.000	5/15/2026	1,084,350
4,900,000	Illinois Educational Facilities Authority Revenue
	Bonds (Northwestern University) ÷	5.250	11/1/2032	5,326,251
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project) ÷ 6.625		5/1/2017	1,125,240
1,600,000	Illinois Health Facilities Authority Revenue
	Bonds (Bethesda Home and Retirement) (Series A)	6.250	9/1/2014	1,654,320
2,000,000	Illinois Health Facilities Authority Revenue
	Bonds (Centegra Health Systems)	5.250	9/1/2018	2,033,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Illinois — continued
$2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured)	6.000%	4/1/2018	$2,243,720
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association) ÷	6.000	10/1/2024	2,682,875
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)	5.250	11/15/2014	4,286,841
3,975,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital) ÷	6.875	11/15/2030	4,284,812
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,696,383
2,120,000	Illinois Health Facilities Authority Unrefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	2,165,792
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	8,966,500
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,535,539
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured)	9.000	12/1/2017	4,251,519
4,000,000	McLean County, Illinois Bloomington — Normal
	Airport Central Illinois Regional Authority Revenue
	Bonds (Subject to ‘AMT’)	6.050	12/15/2019	4,210,680
1,410,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (FGIC Insured)	5.250	12/15/2028	1,450,904
885,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	5.500	6/15/2015	975,049
17,505,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	Zero Coupon	6/15/2020	9,799,649
3,100,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	6/15/2024	1,425,380
2,000,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	12/15/2024	898,660
7,000,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series B) (MBIA Insured) >	Zero Coupon	6/15/2012	5,910,310
3,000,000	Regional Transportation Authority,
	Illinois Revenue Bonds (Series A) (FGIC Insured)	6.700	11/1/2021	3,588,930

	Total Illinois			106,155,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Indiana (0.8%)
$700,000	Ball State University, Indiana University Student
	Fee Revenue Bonds (Series K) (FGIC Insured)	5.750%	7/1/2020	$747,600
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,360,338
150,000	Indiana State Housing Authority Single Family
	Mortgage Revenue Bonds (Series C-2) (GNMA Insured)	5.250	7/1/2017	151,644
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	284,898
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured) ÷	7.250	6/1/2015	1,068,892
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)	7.250	6/1/2015	4,100,962
2,120,000	Purdue University, Indiana Revenue Bonds
	(Student Fees) (Series L)	5.000	7/1/2020	2,184,130

	Total Indiana			9,898,464

Iowa (1.0%)
2,085,000	Coralville, Iowa Urban Renewal Annual
	Appropriation Revenue Bonds (Tax Increment-H2)	5.000	6/1/2011	2,138,105
3,125,000	Coralville, Iowa Urban Renewal Annual
	Appropriation Revenue Bonds (Tax Increment-H2)	5.000	6/1/2021	3,146,406
4,500,000	Iowa Finance Authority Health Care Facilities
	Revenue Bonds (Genesis Medical Center)	6.250	7/1/2025	4,732,470
1,950,000	Iowa Finance Authority Single Family
	Revenue Bonds (Series E)	5.000	1/1/2037	1,958,522

	Total Iowa			11,975,503

Kansas (0.9%)
340,000	Kansas State Department of Transportation
	Highway Revenue Bonds (Series B-1)	3.670	9/1/2020	340,000
1,000,000	Kansas State Development Finance Authority
	Health Facilities Revenue Bonds (Stormont Vail
	Healthcare) (Series K)	5.375	11/15/2024	1,047,150
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds
	(Olathe Medical Center Project) (Series A)
	(AMBAC Insured)	5.500	9/1/2025	2,078,940
2,475,000	Salina, Kansas Hospital Revenue Bonds	5.000	10/1/2036	2,474,827
280,000	Sedgwick and Shawnee Counties, Kansas Single
	Family Mortgage Revenue Bonds (Series A-2)
	(GNMA Insured)	6.700	6/1/2029	281,282
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	4,466,884

	Total Kansas			10,689,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Kentucky (0.4%)
$5,345,000	Kentucky State Turnpike Authority Economic
	Development Revenue Bonds (Revitalization Project)
	(FGIC Insured)	Zero Coupon	1/1/2010	$4,846,739

	Total Kentucky			4,846,739

Louisiana (3.0%)
595,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500%	12/1/2030	617,860
185,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	6/1/2026	189,477
200,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.050	6/1/2031	203,124
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)	8.625	12/1/2030	3,474,510
500,000	Louisiana Public Facilities Authority Revenue Bonds	5.000	7/1/2031	494,475
4,745,000	Louisiana Public Facilities Authority Revenue Bonds
	(MBIA Insured)	5.250	3/1/2031	5,033,069
6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured)	Zero Coupon	9/1/2012	5,221,515
3,000,000	Orleans Parish, Louisiana School Board
	Administration Offices Revenue Bonds
	(MBIA Insured) ÷	8.950	2/1/2008	3,075,690
2,605,000	Regional Transportation Authority, Louisiana Sales
	Tax Revenue Bonds (Series A) (FGIC Insured)	8.000	12/1/2012	3,097,579
10,000,000	St. John Baptist Parish, Louisiana Environmental
	Revenue Bonds (Marathon Oil Corporation Project)
	(Series 2007A)	5.125	6/1/2037	9,976,500
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,371,570

	Total Louisiana			35,755,369

Maryland (1.0%)
1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College) (Series A) ÷	5.750	9/1/2025	1,319,350
570,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief)	5.250	4/1/2029	583,406
1,840,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief) ÷	7.200	4/1/2025	2,007,974
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured)	6.000	7/1/2033	1,618,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Maryland — continued
$1,000,000	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (University of
	Maryland Medical System)	6.000%	7/1/2022	$1,068,570
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)	6.050	7/1/2015	4,936,095
20,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)	7.400	8/1/2032	20,120

	Total Maryland			11,554,335

Massachusetts (3.4%)
5,000,000	Massachusetts Bay Transportation Authority
	Sales Tax Revenue Bonds (Series B) (MBIA Insured)	5.500	7/1/2025	5,689,900
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS)	5.250	1/1/2013	5,259,476
725,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Devens Electric Systems)	5.625	12/1/2016	760,445
1,980,000	Massachusetts State General Obligation
	Bonds (Series B) ÷	6.500	8/1/2008	2,029,183
15,000,000	Massachusetts State Health and Educational
	Facilities Authority Revenue Bonds	5.250	7/1/2033	16,958,850
1,000,000	Massachusetts State Health and Educational
	Facilities Authority Revenue Bonds (Partners
	Healthcare System) (Series C)	6.000	7/1/2016	1,073,130
3,000,000	Massachusetts State School Building Authority
	Dedicated Sales Tax Revenue Bonds (Series A)
	(MBIA Insured)	5.000	8/15/2027	3,133,050
5,000,000	Massachusetts State Water Pollution Abatement
	Trust Revenue Bonds	5.000	8/1/2024	5,406,350

	Total Massachusetts			40,310,384

Michigan (2.7%)
2,000,000	East Lansing, Michigan Building Authority
	General Obligation Bonds	5.700	4/1/2020	2,287,920
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	5/1/2009	1,402,980
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured)	5.250	1/1/2016	1,454,782
45,000	Michigan State Hospital Finance Authority
	Revenue Bonds (Detroit Medical Center)	8.125	8/15/2012	45,095
2,825,000	Michigan State Hospital Finance Authority
	Revenue Bonds (MBIA Insured) ÷	5.375	8/15/2014	2,941,729
175,000	Michigan State Hospital Finance Authority
	Revenue Bonds (Series P) (MBIA Insured) ÷	5.375	8/15/2014	182,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Michigan — continued
$2,750,000	Michigan State Hospital Finance Authority
	Revenue Refunding Bonds (Crittenton Hospital)
	(Series A)	5.500%	3/1/2022	$2,886,978
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured)	5.000	11/1/2022	5,244,000
4,500,000	Rochester, Michigan Community School District
	General Obligation Bonds (MBIA Insured)	5.000	5/1/2019	4,830,795
3,320,000	Sault Ste. Marie, Michigan Chippewa Indians
	Housing Authority Revenue Bonds (Tribal Health and
	Human Services Center)	7.750	9/1/2012	3,323,884
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison)
	(Series AA) (AMBAC Insured)	6.400	8/1/2024	2,090,000
990,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation ÷	6.550	7/1/2014	1,062,339
690,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation ÷	8.375	7/1/2030	773,752
3,560,000	Wayne State University, Michigan University
	Revenue Bonds (FGIC Insured)	5.125	11/15/2029	3,666,408

	Total Michigan			32,193,472

Minnesota (3.6%)
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System Revenue
	Bonds (Healthpartners Obligation Group Project)	6.000	12/1/2021	858,560
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,086,840
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series A)
	(AMBAC Insured)	5.000	1/1/2035	5,146,350
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.000	1/1/2031	5,159,050
7,685,000	Minneapolis, Minnesota Community Development
	Agency Tax Increment Revenue Bonds
	(MBIA Insured)	Zero Coupon	3/1/2009	7,237,349
85,000	Minnesota Agricultural and Economic
	Development Board Health Care System
	Unrefunded Balance Revenue Bonds (Fairview Hospital)
	(Series A) (MBIA Insured)	5.750	11/15/2026	87,133
1,000,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (College of Art and Design) (Series 5-D) ÷	6.625	5/1/2020	1,071,810
530,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	562,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Minnesota — continued
$3,620,000	Minnesota State General Obligation Bonds	5.250%	8/1/2017	$3,708,690
1,000,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2021	1,082,570
1,300,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2026	1,407,341
2,040,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2031	2,208,443
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds	5.250	7/1/2030	2,057,060
230,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2019	238,186
2,000,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2036	2,008,580
1,690,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Lease Parking Facilities Revenue Bonds
	(Rivercentre Parking Ramp)	6.000	5/1/2013	1,747,730
5,000,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured)	7.000	12/1/2011	5,172,600

	Total Minnesota			41,840,352

Missouri (1.9%)
7,500,000	Jackson County, Missouri Special Obligation
	Harry S. Truman Sports Complex Revenue Bonds
	(AMBAC Insured)	5.000	12/1/2027	7,840,800
785,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds
	(Eastland Center Project Phase II) (Series B) ÷	5.875	4/1/2017	811,572
500,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds
	(Eastland Center Project Phase II) (Series B) ÷	6.000	4/1/2021	517,925
1,000,000	Missouri State Environmental Improvement and
	Energy Resources Authority Water Pollution
	Revenue Bonds (Series A)	5.250	1/1/2018	1,059,250
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,584,475
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds
	(Barnes Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,183,660
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds
	(Lake Regional Health Securities Project)	5.600	2/15/2025	1,546,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Missouri — continued
$1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds
	(Saint Anthony’s Medical Center) ÷	6.250%	12/1/2030	$1,084,990
655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	659,199
165,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.450	9/1/2031	169,295
175,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured)	6.550	9/1/2028	179,620
290,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.150	3/1/2032	308,351
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,192,140

	Total Missouri			22,137,507

Montana (1.4%)
2,830,000	Montana Facility Finance Authority Revenue
	Providence Health and Services Revenue Bonds	5.000	10/1/2024	2,915,806
45,000	Montana State Board of Housing Single Family
	Mortgage Revenue Bonds (Series A-1)	6.000	6/1/2016	44,937
155,000	Montana State Board of Housing Single Family
	Mortgage Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	156,111
2,385,000	Montana State Board of Investment Refunded
	Balance 1996 Payroll Tax Revenue Bonds
	(MBIA Insured) ÷	6.875	6/1/2020	2,454,141
775,000	Montana State Board of Investment Refunded
	Revenue Bonds (1996 Payroll Tax) (MBIA Insured) ÷	6.875	6/1/2020	797,467
1,240,000	Montana State Board of Investment Refunded
	Revenue Bonds (Payroll Tax) (MBIA Insured) ÷	6.875	6/1/2020	1,275,948
1,165,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana)
	(Series F) (MBIA Insured)	5.750	5/15/2016	1,243,137
3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project) ÷	7.375	6/1/2030	3,308,340
3,860,000	Montana State Hospital Finance Authority
	Revenue Refunding Bonds	5.250	6/1/2018	4,026,019

	Total Montana			16,221,906

Nebraska (1.7%)
2,500,000	Nebraska Public Power District Revenue Bonds
	(Series B) (AMBAC Insured)	5.000	1/1/2013	2,636,650
5,780,000	Omaha, Nebraska Public Power District Electric
	Revenue Bonds (Series A)	5.000	2/1/2046	5,902,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Nebraska — continued
$3,455,000	Omaha, Nebraska Public Power District
	Revenue Bonds (Series B) ÷	6.150%	2/1/2012	$3,663,267
1,675,000	Omaha, Nebraska Special Assessment Bonds
	(Riverfront Redevelopment Project) (Series A)	5.500	2/1/2015	1,796,438
6,000,000	University of Nebraska Revenue Bonds
	(Lincoln Student Fees & Facilities) (Series B)	5.000	7/1/2023	6,232,980

	Total Nebraska			20,231,351

New Jersey (1.8%)
2,000,000	Hudson County, New Jersey Certificates of
	Participation Department of Finance and Administration
	(MBIA Insured)	6.250	12/1/2015	2,299,120
4,000,000	New Jersey State Highway Authority
	Revenue Bonds (Series L)	5.250	7/15/2017	4,372,680
1,000,000	New Jersey State Highway Authority
	Revenue Bonds (Series L)	5.250	7/15/2018	1,095,990
745,000	New Jersey State Turnpike Authority
	Revenue Bonds (Series C) (AMBAC-TCRS Insured)	6.500	1/1/2016	847,110
3,955,000	New Jersey State Turnpike Authority
	Revenue Bonds (Series C) (AMBAC-TCRS Insured) ÷	6.500	1/1/2016	4,511,983
5,000,000	New Jersey Transportation Trust Fund
	Authority Revenue Bonds (Transportation System)
	(Series A) (FSA Insured)	5.500	12/15/2016	5,547,850
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured) ÷	Zero Coupon	12/15/2009	2,372,167

	Total New Jersey			21,046,900

New Mexico (1.4%)
3,315,000	Alamogordo, New Mexico Hospital Revenue Bonds
	(Gerald Champion Memorial Hospital Project)	5.300	1/1/2013	3,332,570
440,000	Farmington, New Mexico Utility System Revenue
	Bonds (AMBAC Insured) ÷	9.875	1/1/2008	450,740
3,500,000	Jicarilla, New Mexico Apache Nation Revenue
	Bonds (Series A)	5.500	9/1/2023	3,714,375
475,000	New Mexico Mortgage Finance Authority Revenue
	Bonds (Series F) (GNMA/FNMA Insured)	7.000	1/1/2026	485,630
200,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Capital Appreciation Revenue Bonds
	(Series D-2) (Subject to ‘AMT’) >	Zero Coupon	9/1/2009	180,020
610,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series C-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.950	9/1/2031	628,434
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,789,800

	Total New Mexico			16,581,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

New York (9.3%)
$5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500%	7/1/2017	$5,522,350
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O) ÷	5.750	7/1/2013	4,475,965
4,000,000	New York State Dormitory Authority Revenue
	Bonds (Series B) >	5.250	5/15/2023	4,217,240
2,000,000	New York State Dormitory Authority Revenue
	Bonds (State University Educational Facilities) (Series A)	7.500	5/15/2013	2,343,420
5,000,000	New York State Dormitory Authority Revenue
	Bonds (State University Educational Facilities) (Series A)	5.875	5/15/2017	5,665,900
2,000,000	New York State Local Government Assistance
	Corporation Revenue Bonds (Series E) (MBIA/IBC Insured)	5.250	4/1/2016	2,171,240
1,060,000	New York State Mortgage Agency Revenue
	Bonds (Series 26)	5.350	10/1/2016	1,070,611
2,605,000	New York State Thruway Authority General
	Unrefunded Balance Revenue Bonds (Series E)	5.000	1/1/2016	2,642,486
2,500,000	New York State Thruway Authority Revenue
	Bonds (Series B) (FSA Insured)	5.000	4/1/2015	2,675,350
20,000,000	New York State Urban Development Corporation
	Revenue Bonds (Correctional and Youth Facilities)
	(Series A)	5.000	1/1/2017	20,669,796
1,620,000	New York State Urban Development Corporation
	Revenue Bonds (Syracuse University Center)	6.000	1/1/2009	1,669,588
1,720,000	New York State Urban Development Corporation
	Revenue Bonds (Syracuse University Center)	6.000	1/1/2010	1,803,902
8,940,000	New York, New York City Municipal Transitional
	Finance Authority Revenue Bonds (Series A) >	5.500	11/1/2011	9,494,012
2,000,000	New York, New York City Municipal Water and
	Sewer System Revenue Bonds (Series A)
	(AMBAC Insured) ÷	5.875	6/15/2012	2,184,560
2,540,000	New York, New York City Transitional Finance
	Authority Revenue Bonds ÷	5.375	11/15/2021	2,719,592
13,000,000	New York, New York City Transitional Finance
	Authority Revenue Bonds (Future Tax Secured)
	(Series B) >	5.250	2/1/2011	13,568,100
1,750,000	New York, New York General Obligation Bonds
	(Series A)	5.500	8/1/2022	1,876,158
12,000,000	New York, New York General Obligation Bonds
	(Series B)	5.250	8/1/2017	12,809,280
655,000	New York, New York General Obligation Bonds
	(Series H) (FSA/CR Insured) ÷	5.250	3/15/2016	677,355
5,000,000	New York, New York General Obligation Bonds
	(Series I)	5.000	8/1/2016	5,261,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

New York — continued
$5,000,000	New York, New York General Obligation Bonds
	(Series I-1)	5.000%	4/1/2023	$5,213,850
630,000	Triborough, New York Bridge and Tunnel
	Authority Revenue Bonds (Series Q) ÷	6.750	1/1/2009	645,088

	Total New York			109,377,743

North Carolina (1.9%)
1,475,000	North Carolina Eastern Municipal Power Agency
	Power System Prerefunded Revenue Bonds (Series A) ÷	6.000	1/1/2026	1,775,782
4,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds	5.375	1/1/2017	4,203,480
2,375,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series B)	5.500	1/1/2021	2,393,169
5,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series D)	5.500	1/1/2014	5,356,000
2,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series D)	6.750	1/1/2026	2,134,740
250,000	North Carolina Municipal Power Agency
	#1 Catawba Electric Revenue Bonds (Series B)	6.500	1/1/2009	258,550
610,000	North Carolina Municipal Power Agency
	#1 Catawba Electric Revenue Bonds (Series B)	6.375	1/1/2013	648,070
4,000,000	North Carolina Municipal Power Agency
	#1 Catawba Electric Revenue Bonds (Series B)
	(MBIA Insured)	6.000	1/1/2011	4,272,280
1,000,000	Wake County, North Carolina Industrial,
	Facilities, and Pollution Control Revenue Bonds
	(Carolina Power and Light Company Project)	5.375	2/1/2017	1,042,600

	Total North Carolina			22,084,671

North Dakota (1.0%)
3,500,000	Grand Forks, North Dakota Health Care System
	Revenue Bonds (Altru Health Systems Group) ÷	7.125	8/15/2024	3,768,695
1,340,000	North Dakota State Water Commission Revenue
	Bonds (Southwest Pipeline) (Series A) (AMBAC Insured)	5.750	7/1/2027	1,340,000
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh
	County) (Series A)	5.650	10/1/2029	3,057,028
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,333,070

	Total North Dakota			11,498,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Ohio (2.0%)
$875,000	Akron, Ohio Economic Development Revenue
	Bonds (MBIA Insured)	6.000%	12/1/2012	$941,885
1,700,000	Cincinnati, Ohio General Obligation Bonds	5.375	12/1/2019	1,771,519
2,000,000	Lorain County, Ohio Hospital Revenue Bonds
	(Catholic Healthcare Partners)	5.400	10/1/2021	2,086,420
2,000,000	Lucas County, Ohio Health Care Facilities Revenue
	Bonds (Sunset Retirement) (Series A)	6.550	8/15/2024	2,112,080
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2018	2,166,480
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2022	2,708,100
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,387,360
2,000,000	Ohio State Turnpike Commission Turnpike Revenue
	Bonds (Series A) (FGIC Insured)	5.500	2/15/2024	2,284,440
750,000	Port of Greater Cincinnati Development Authority
	Revenue Bonds	5.000	10/1/2025	764,310
1,610,000	Reynoldsburg, Ohio City School District General
	Obligation Bonds (FSA Insured)	5.000	12/1/2028	1,672,919
2,115,000	University of Akron, Ohio General Receipts Revenue
	Bonds (FGIC Insured) ÷	5.500	1/1/2020	2,217,831
2,545,000	University of Cincinnati, Ohio General Receipts
	Revenue Bonds (Series D) (AMBAC Insured)	5.000	6/1/2016	2,690,930

	Total Ohio			23,804,274

Oklahoma (0.6%)
1,400,000	Bass, Oklahoma Memorial Baptist Hospital
	Authority Hospital Revenue Bonds
	(Bass Memorial Hospital Project) ÷	8.350	5/1/2009	1,471,526
1,040,000	Oklahoma Development Finance Authority
	Hospital Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,067,009
150,000	Oklahoma Housing Finance Agency Single
	Family Mortgage Revenue Bonds (Series C-2)
	(Subject to ‘AMT’)	7.550	9/1/2028	152,934
205,000	Oklahoma Housing Finance Agency Single
	Family Mortgage Revenue Bonds (Series D-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.100	9/1/2028	208,180
1,500,000	Oklahoma State Municipal Power Authority
	Revenue Bonds (Series B) (MBIA Insured)	5.875	1/1/2012	1,582,275
2,900,000	Payne County, Oklahoma Economic Development
	Authority Student Housing Revenue Bonds
	(Collegiate Housing Foundation) (Series A) ÷	6.375	6/1/2030	3,145,224

	Total Oklahoma			7,627,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Pennsylvania (2.2%)
$945,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series B)	6.000%	12/15/2010	$971,819
2,045,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series C) ÷	6.550	12/15/2017	2,194,060
2,575,000	Allegheny County, Pennsylvania Sanitation
	Authority Sewer Interest Compensatory Revenue
	Bonds (Series A) (FGIC Insured)	Zero Coupon	6/1/2008	2,495,381
2,315,000	Carbon County, Pennsylvania Industrial
	Development Authority Revenue Bonds
	(Panther Creek Partners Project) (Subject to ‘AMT’)	6.650	5/1/2010	2,371,509
2,000,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2016	1,379,200
1,520,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2017	997,348
2,750,000	Cumberland County, Pennsylvania Municipal
	Authority Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2027	2,709,575
2,000,000	Cumberland County, Pennsylvania Municipal
	Authority Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2036	1,935,120
2,000,000	Lancaster County, Pennsylvania Hospital
	Authority Revenue Bonds ÷	5.500	3/15/2026	2,173,700
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	8/15/2009	2,934,659
435,000	Montgomery County, Pennsylvania Higher
	Education and Health Authority Revenue Bonds
	(Foulkeways at Gwynedd Project) ÷	6.750	11/15/2024	466,772
1,880,000	Montgomery County, Pennsylvania Higher
	Education and Health Authority Revenue Bonds
	(Foulkeways at Gwynedd Project) ÷	6.750	11/15/2030	2,017,315
2,000,000	Philadelphia, Pennsylvania Authority for
	Industrial Development Revenue Bonds
	(Please Touch Museum Project)	5.250	9/1/2026	2,071,480
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue
	Bonds (FGIC Insured)	5.500	12/1/2012	1,076,240

	Total Pennsylvania			25,794,178

Puerto Rico (0.6%)
6,655,000	Puerto Rico Industrial Tourist Educational Medical and
	Environmental Central Facilities Revenue Bonds
	(AES Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	7,130,566

	Total Puerto Rico			7,130,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

South Carolina (1.6%)
$1,000,000	Greenwood County, South Carolina Hospital
	Revenue Bonds (Self Memorial Hospital)	5.500%	10/1/2026	$1,035,960
4,000,000	Piedmont, South Carolina Municipal Power
	Agency Electric Revenue Bonds (FGIC Insured)	6.250	1/1/2021	4,756,920
5,000,000	Piedmont, South Carolina Municipal Power
	Agency Electric Revenue Bonds (FGIC Insured)	5.000	1/1/2022	5,004,950
5,500,000	South Carolina Jobs Economic Development
	Authority Hospital Facilities Prerefunded Revenue
	Bonds (Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	6,332,260
2,000,000	Spartanburg, South Carolina Waterworks
	Revenue Bonds (FGIC Insured) ÷	5.250	6/1/2028	2,156,640

	Total South Carolina			19,286,730

South Dakota (1.2%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue
	Bonds (Series B)	6.500	6/1/2032	5,344,250
5,000,000	South Dakota State Health and Educational
	Facilities Authority Revenue Bonds	5.000	11/1/2040	4,991,550
1,170,000	South Dakota State Health and Educational
	Facilities Authority Revenue Bonds (Prairie Lakes
	Health Care System, Inc.)	5.625	4/1/2032	1,198,630
2,000,000	South Dakota State Health and Educational
	Facilities Authority Revenue Bonds (Prairie Lakes
	Health Care System, Inc.) (ACA/CBI Insured)	5.650	4/1/2022	2,033,860

	Total South Dakota			13,568,290

Tennessee (1.6%)
2,000,000	Carter County, Tennessee Industrial Development
	Board Revenue Bonds	4.150	10/1/2007	1,997,740
2,000,000	Memphis-Shelby County, Tennessee Airport
	Authority Special Facilities and Project Revenue
	Bonds (Federal Express Corporation)	5.350	9/1/2012	2,097,600
4,500,000	Memphis-Shelby County, Tennessee Airport
	Authority Special Facilities Revenue Bonds
	(Federal Express Corporation)	5.050	9/1/2012	4,648,185
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development
	Board Revenue Bonds (Series A) (GNMA Insured)	6.625	3/20/2036	4,518,272
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds
	(St. Jude Children’s Research Project) ÷	5.375	7/1/2024	5,236,750

	Total Tennessee			18,498,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Texas (8.8%)
$7,000,000	Alliance Airport Authority, Texas Facilities
	Income Revenue Bonds	4.850%	4/1/2021	$6,903,330
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured)	5.500	1/1/2017	2,197,060
2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured)	Zero Coupon	2/15/2009	2,040,816
2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards
	University Project) ÷	5.750	8/1/2031	2,631,675
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured)	6.000	11/15/2013	2,436,142
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2008	6,666,520
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2009	7,411,257
1,930,000	Bexar County, Texas Housing Finance
	Corporation Multi-Family Housing Revenue
	Bonds (Dymaxion and Marrach Park Apartments)
	(Series A) (MBIA Insured)	6.000	8/1/2023	2,020,749
1,720,000	Bexar County, Texas Housing Finance
	Corporation Multi-Family Housing Revenue
	Bonds (Pan American Apartments) (Series A-1)
	(GNMA Insured)	7.000	3/20/2031	1,901,615
1,000,000	Bluebonnet Trails Community Mental Health
	and Mental Retardation Revenue Bonds	6.125	12/1/2016	1,030,280
3,950,000	Colorado River, Texas Municipal Water District
	Revenue Bonds (MBIA Insured)	5.000	1/1/2014	3,953,910
500,000	Corpus Christi, Texas General Obligation Bonds
	(Series A) (FSA Insured)	5.000	3/1/2012	522,625
1,000,000	Dallas-Fort Worth, Texas International Airport
	Revenue Bonds (Series A) (MBIA Insured)
	(Subject to ‘AMT’)	5.500	11/1/2016	1,057,660
500,000	Dallas-Fort Worth, Texas International Airport
	Revenue Bonds (Series A) (Subject to ‘AMT’)	5.500	11/1/2017	528,350
1,375,000	Deer Park, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	5.000	2/15/2013	1,445,414
1,405,000	Denton, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.250	2/15/2009	1,456,423
3,210,000	Denton, Texas Utility System Revenue Bonds
	(Series A) (FSA Insured)	5.250	12/1/2015	3,410,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Texas — continued
$490,000	Gulf Coast Waste Disposal Authority, Texas
	Pollution Control Revenue Bonds	3.640%	10/1/2024	$490,000
7,000,000	Harris County, Houston, Texas General
	Obligation Bonds (MBIA Insured)	Zero Coupon	8/15/2024	3,199,280
2,000,000	Harris County, Texas Health Facilities
	Development Authority Hospital Revenue Bonds
	(Memorial Hermann Healthcare Project) (Series A) ÷	6.375	6/1/2029	2,191,560
2,000,000	Houston, Texas Airport System Revenue
	Bonds (Series A) (FSA Insured) (Subject to ‘AMT’)	5.625	7/1/2030	2,059,020
5,000,000	Houston, Texas Water and Sewer System
	Revenue Bonds (Series A) (FSA Insured) ÷	5.750	12/1/2032	6,009,400
5,315,000	Lewisville, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	Zero Coupon	8/15/2019	3,107,627
1,000,000	Lower Colorado River Authority, Texas
	Revenue Unrefunded Balance Revenue
	Bonds (Series A)	5.875	5/15/2015	1,043,320
370,000	Mesquite, Texas Independent School
	District General Obligation Bonds (Series A)
	(PSF/GTD Insured)	6.000	2/15/2020	374,370
2,600,000	North Texas Health Facilities Development
	Corporation Hospital Revenue Bonds
	(United Regional Healthcare System, Inc.) ÷	6.000	9/1/2023	2,879,500
365,000	Nueces County, Texas Housing Finance
	Corporation Multi-Family Housing Revenue Bonds
	(Dolphins Landing Apartments Project) (Series A) ÷	6.250	7/1/2010	377,589
1,000,000	Ridge Parc Development Corporation,
	Texas Multifamily Revenue Bonds (GNMA Insured)	6.100	6/20/2033	1,091,370
2,795,000	Ridge Parc Development Corporation,
	Texas Multifamily Revenue Bonds (GNMA Insured)	6.150	11/20/2041	3,013,178
425,000	San Antonio, Texas General Obligation Bonds
	(General Improvements)	5.250	2/1/2014	443,432
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2018	1,067,340
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2019	1,065,550
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2020	1,064,650
1,160,000	San Lenna Education Facilities Corporation
	(Saint Edwards University Project) Highered
	Texas Revenue Bonds	5.125	6/1/2024	1,191,935
11,615,000	Southeast Texas Housing Finance Corporation
	Revenue Bonds (MBIA Insured) ÷	Zero Coupon	9/1/2017	7,439,291
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,508,968
2,000,000	Tarrant County, Texas Cultural Educational
	Facilities Finance Corporation Revenue Bonds
	(Texas Health Resources) (Series A)	5.000	2/15/2023	2,031,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Texas — continued
$4,315,000	Texas State Veterans Land Board General
	Obligation Bonds ÷	0.050%	7/1/2010	$3,854,287
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	344,219
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	383,904
335,000	Westlake, Texas General Obligation Bonds ÷	6.500	5/1/2017	384,480
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,752,927
2,000,000	Westlake, Texas General Obligation Bonds ÷	5.800	5/1/2032	2,213,320
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.875	8/15/2014	477,481
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) ÷	6.875	8/15/2014	826,965
3,280,000	Wylie, Texas Independent School District
	Unrefunded General Obligation Bonds
	(PSF/GTD Insured)	7.000	8/15/2024	3,636,667

	Total Texas			103,137,400

Vermont (0.2%)
2,500,000	Vermont Educational and Health Buildings
	Financing Agency Revenue Bonds
	(Norwich University Project) ÷	5.500	7/1/2021	2,562,900

	Total Vermont			2,562,900

Virginia (0.8%)
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health
	Systems Project)	5.250	8/15/2019	2,683,900
3,625,000	Fairfax County, Virginia Water Authority
	Water Revenue Bonds	5.000	4/1/2021	3,902,168
3,240,000	Tobacco Settlement Authority, Virginia
	Tobacco Settlement Revenue Bonds ÷	5.250	6/1/2019	3,351,877

	Total Virginia			9,937,945

Washington (4.9%)
1,000,000	Energy Northwest, Washington Electric
	Revenue Bonds (Columbia Generating)
	(Series A) (MBIA Insured)	5.750	7/1/2018	1,076,830
6,000,000	Franklin County, Washington School
	District Bonds (MBIA Insured)	5.250	12/1/2022	6,414,660
10,000,000	King County, Washington Sewer Revenue
	Bonds (Series B) (FSA Insured)	5.500	1/1/2013	10,642,300
8,330,000	Tobacco Settlement Authority, Washington
	Tobacco Settlement Revenue Bonds	6.500	6/1/2026	8,909,518
5,620,000	Washington State Economic Development
	Finance Authority Lease Revenue Bonds (MBIA Insured)	5.000	6/1/2030	5,797,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Washington — continued
$2,955,000	Washington State General Obligation Bonds
	(Series 93A)	5.750%	10/1/2012	$3,103,046
45,000	Washington State General Obligation Bonds
	(Series 93A) ÷	5.750	10/1/2012	47,339
1,235,000	Washington State General Obligation Bonds
	(Series A and AT-6)	6.250	2/1/2011	1,289,254
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,650,650
5,000,000	Washington State General Obligation Bonds
	(Series A) (FSA Insured)	5.000	7/1/2021	5,264,200
2,500,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.250	6/1/2010	2,657,775
2,000,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.000	6/1/2012	2,180,320
1,000,000	Washington State Health Care Facilities
	Authority Revenue Bonds (Series A)	5.000	12/1/2030	1,023,140
2,000,000	Washington State Health Care Facilities
	Authority Revenue Bonds (Swedish Health Services)
	(AMBAC Insured)	5.125	11/15/2018	2,046,760
1,000,000	Washington State Higher Education Facilities
	Authority Revenue Bonds (Whitman College) ÷	5.875	10/1/2029	1,043,450
1,000,000	Washington State Housing Finance Commission
	Nonprofit Housing Revenue Bonds
	(Crista Ministries Projects) (Series A)	5.350	7/1/2014	1,005,950

	Total Washington			58,152,447

West Virginia (0.3%)
3,465,000	West Virginia State Water Development
	Authority Revenue Bonds (Series B-II) (FGIC Insured)	5.000	11/1/2033	3,570,960

	Total West Virginia			3,570,960

Wisconsin (1.2%)
1,500,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Aurora Health Care) (Series B)	5.500	2/15/2015	1,534,065
1,000,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Eagle River Memorial Hospital, Inc. Project)	5.750	8/15/2020	1,052,510
1,000,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Franciscan Sisters Christian) (Series A) ÷	5.500	2/15/2018	1,018,940
2,000,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Marshfield Clinic) (Series B)	6.000	2/15/2025	2,100,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Municipal Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.0%)	Rate	Date	Value

Wisconsin — continued
$2,000,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Watertown Memorial Hospital, Inc.)	5.500%	8/15/2029	$2,089,160
6,000,000	Wisconsin State Health and Educational
	Facilities Authority Revenue Bonds
	(Wheaton Franciscan Services) ÷	5.750	8/15/2025	6,502,200

	Total Wisconsin			14,297,715

Wyoming (0.6%)
460,000	Kemmerer, Wyoming Pollution
	Control Term Revenue Bonds	3.640	11/1/2014	460,000
355,000	Lincoln County, Wyoming Pollution
	Control Revenue Bonds (Exxon Project) (Series A)	3.640	11/1/2014	355,000
5,825,000	Wyoming State Farm Loan Board
	Capital Facilities Revenue Bonds	5.750	10/1/2020	6,320,125

	Total Wyoming			7,135,125

	Total Long-Term Fixed Income
	(cost $1,105,189,717)			1,167,030,765

	Total Investments (cost $1,105,189,717) 99.0%			$1,167,030,765

	Other Assets and Liabilities, Net 1.0%			11,218,522

	Total Net Assets 100.0%			$1,178,249,287

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,485,196
Gross unrealized depreciation	(2,644,148)

Net unrealized appreciation (depreciation)	$61,841,048
Cost for federal income tax purposes	$1,105,189,717

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Asset-Backed Securities (8.6%)
$2,594,503	Bear Stearns Mortgage Funding Trust †	5.460%	8/25/2007	$2,517,838
3,370,773	Capitalsource Commercial Loan Trust †~	5.450	8/20/2007	3,364,638
5,000,000	Countrywide Asset-Backed Certificates ~	5.549	4/25/2036	4,980,325
3,000,000	Credit Based Asset Servicing and Securitization, LLC †~	5.430	8/25/2007	2,996,484
6,000,000	DaimlerChrysler Master Owner Trust ±†	5.370	8/15/2007	6,001,242
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †	5.410	8/25/2007	2,991,870
2,070,126	First Horizon ABS Trust †‡	5.480	8/25/2007	2,062,613
5,000,000	Ford Credit Floor Plan Master Owner Trust †~	5.500	8/15/2007	5,001,130
6,000,000	GE Dealer Floorplan Master Note Trust ±†‡	5.360	8/20/2007	6,001,704
6,500,000	GMAC Mortgage Corporation Loan Trust †~	5.390	8/25/2007	6,436,833
6,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	8/25/2007	5,997,648
2,693,002	GMAC Mortgage Corporation Loan Trust †	5.420	8/25/2007	2,692,770
525,538	Household Automotive Trust	5.400	6/17/2009	525,474
5,186,994	IndyMac Seconds Asset-Backed Trust †	5.490	8/25/2007	5,169,612
7,250,000	Merna Re, Ltd. †‡	7.110	9/30/2007	7,250,000
185,267	Residential Asset Mortgage Products, Inc. †	5.430	8/25/2007	185,271
4,419,743	Residential Funding Mortgage Securities II †	5.450	8/25/2007	4,417,515

	Total Asset-Backed Securities			68,592,967

Basic Materials (2.2%)
2,970,000	Alcan, Inc. ±	5.000	6/1/2015	2,818,640
2,500,000	BHP Billiton Finance, Ltd. ~	5.400	3/29/2017	2,401,115
1,720,000	Dow Chemical Company ‡	7.375	11/1/2029	1,857,201
1,000,000	Freeport-McMoRan Copper & Gold, Inc. †~	8.564	10/1/2007	1,030,000
4,700,000	Glencore Funding, LLC ±	6.000	4/15/2014	4,645,231
2,980,000	Lubrizol Corporation ‡	5.500	10/1/2014	2,822,334
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	2,002,356

	Total Basic Materials			17,576,877

Capital Goods (1.7%)
1,600,000	CRH America, Inc. ‡	6.000	9/30/2016	1,575,544
2,219,000	Goodrich Corporation	6.800	7/1/2036	2,272,873
1,170,000	Lockheed Martin Corporation ±	6.150	9/1/2036	1,166,784
3,250,000	Oakmont Asset Trust ‡	4.514	12/22/2008	3,211,179
1,200,000	Owens Corning, Inc.	7.000	12/1/2036	1,145,417
1,860,000	Sealed Air Corporation ‡	6.875	7/15/2033	1,819,214
2,558,869	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	2,690,370

	Total Capital Goods			13,881,381

Commercial Mortgage-Backed Securities (18.4%)
6,000,000	Banc of America Commercial Mortgage, Inc. ‡~	5.001	9/10/2010	5,919,252
2,657,338	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	2,602,611
2,000,000	Banc of America Commercial Mortgage, Inc. ±~	5.118	7/11/2043	1,965,846
4,000,000	Banc of America Large Loan Trust †	5.430	8/15/2007	3,998,748
4,000,000	Banc of America Large Loan Trust †	5.530	8/15/2007	4,000,104
6,529,147	Banc of America Mortgage Securities, Inc.	4.803	9/25/2035	6,442,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	5.470%	8/15/2007	$3,000,000
7,500,000	Citigroup Commercial Mortgage Trust †~	5.460	8/15/2007	7,487,325
3,000,000	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	2,988,156
201,057	Commercial Mortgage Pass-Through Certificates †	5.420	8/15/2007	201,055
4,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	8/15/2007	3,998,652
7,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.500	8/15/2007	6,991,250
4,000,000	Credit Suisse Mortgage Capital Certificates †‡	5.490	8/15/2007	3,998,688
6,500,000	Crown Castle International Corporation ±	5.245	11/15/2036	6,421,760
6,000,000	Greenwich Capital Commercial Funding Corporation ~	6.113	7/10/2038	6,029,952
2,690,786	HomeBanc Mortgage Trust	6.008	4/25/2037	2,720,172
2,750,000	J.P. Morgan Chase Commercial
	Mortgage Securities Corporation ~	4.302	1/15/2038	2,638,694
5,984,754	J.P. Morgan Chase Commercial
	Mortgage Securities Corporation ‡	5.284	5/15/2047	5,909,693
7,500,000	J.P. Morgan Chase Commercial
	Mortgage Securities Corporation ~	6.007	7/15/2045	7,443,164
5,587,798	J.P. Morgan Mortgage Trust	5.008	7/25/2035	5,543,454
3,455,054	Lehman Brothers “CALSTRS” Mortgage Trust ±	3.988	11/20/2012	3,436,870
4,414,241	Merrill Lynch Mortgage Investors, Inc.	4.874	6/25/2035	4,389,332
10,000,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	9,320,420
5,500,000	Merrill Lynch Mortgage Trust ±	5.441	1/12/2044	5,298,420
4,027,013	Thornburg Mortgage Securities Trust †	5.410	8/25/2007	4,019,455
10,000,000	Wachovia Bank Commercial Mortgage Trust †‡	5.440	8/15/2007	9,989,480
4,017,471	Wachovia Mortgage Loan Trust, LLC	5.580	5/20/2036	4,040,419
4,681,875	Washington Mutual Alternative Loan Trust †	5.779	8/25/2007	4,624,815
2,190,510	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	2,123,809
2,417,302	Washington Mutual Mortgage Pass-Through Certificates †	5.610	8/25/2007	2,416,908
3,435,644	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,394,829
3,378,450	Zuni Mortgage Loan Trust ±†	5.450	8/25/2007	3,376,994

	Total Commercial Mortgage-Backed Securities			146,732,552

Communications Services (6.1%)
775,000	AT&T Corporation ‡	8.000	11/15/2031	923,847
1,925,000	British Telecom plc	9.125	12/15/2030	2,520,397
1,300,000	Comcast Corporation ±	5.900	3/15/2016	1,267,066
3,520,000	Comcast Corporation ~	5.875	2/15/2018	3,381,418
4,000,000	Cox Communications, Inc. ±	4.625	6/1/2013	3,711,132
770,000	Cox Communications, Inc. ±	5.450	12/15/2014	734,172
1,200,000	Embarq Corporation ‡	7.082	6/1/2016	1,198,900
3,300,000	Intelsat Intermediate, Inc. >‡	Zero Coupon	2/1/2010	2,590,500
2,500,000	New Cingular Wireless Services, Inc. ‡~	8.125	5/1/2012	2,753,818
765,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	946,746
1,350,000	News America, Inc. ‡	6.400	12/15/2035	1,267,902
2,960,000	Rogers Cable, Inc. ‡	5.500	3/15/2014	2,852,741
2,200,000	Rogers Cable, Inc. ±	6.750	3/15/2015	2,255,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Communications Services — continued
$320,000	Rogers Cable, Inc. ±	8.750%	5/1/2032	$383,809
2,000,000	Rogers Wireless Communications, Inc. ~	6.375	3/1/2014	2,015,970
2,900,000	Sprint Capital Corporation ‡	6.900	5/1/2019	2,848,452
2,000,000	Sprint Capital Corporation	6.875	11/15/2028	1,872,624
3,550,000	Telecom Italia Capital SA ±	5.250	11/15/2013	3,375,624
1,750,000	Telecom Italia Capital SA	5.250	10/1/2015	1,628,280
2,600,000	Telefonica Emisones SAU	6.221	7/3/2017	2,576,551
2,000,000	Time Warner Cable, Inc.	5.850	5/1/2017	1,928,774
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,325,376
3,000,000	Verizon Communications, Inc. ±	5.550	2/15/2016	2,915,847
1,165,000	Verizon Communications, Inc.	5.500	4/1/2017	1,116,560

	Total Communications Services			48,392,263

Consumer Cyclical (2.5%)
4,100,000	D.R. Horton, Inc. ‡	6.500	4/15/2016	3,726,301
1,450,000	Federated Retail Holdings, Inc. ±	5.350	3/15/2012	1,439,975
955,000	Federated Retail Holdings, Inc. ~	5.900	12/1/2016	923,696
1,850,000	Ford Motor Credit Company ~	6.625	6/16/2008	1,837,810
700,000	JC Penney & Company, Inc.	7.950	4/1/2017	770,829
310,000	JC Penney Corporation, Inc.	5.750	2/15/2018	296,557
1,360,000	JC Penney Corporation, Inc.	6.375	10/15/2036	1,262,648
2,000,000	Marriott International, Inc. ‡	7.000	1/15/2008	2,008,360
2,650,000	Nissan Motor Acceptance Corporation ‡	5.625	3/14/2011	2,647,104
2,741,239	SLM Private Credit Student Loan Trust †	5.370	9/15/2007	2,741,577
1,930,000	Walmart Stores, Inc.	5.875	4/5/2027	1,865,449

	Total Consumer Cyclical			19,520,306

Consumer Non-Cyclical (3.4%)
3,600,000	Abbott Laboratories ‡	5.600	5/15/2011	3,627,817
800,000	AmerisourceBergen Corporation ~	5.625	9/15/2012	783,382
2,000,000	AmerisourceBergen Corporation ~	5.875	9/15/2015	1,919,030
2,215,000	Baxter International, Inc. ±	5.900	9/1/2016	2,219,501
3,800,000	Bunge Limited Finance Corporation ‡	5.350	4/15/2014	3,633,408
2,700,000	Cardinal Health, Inc. ~	6.000	6/15/2017	2,685,820
2,400,000	Community Health Systems, Inc. *	8.875	7/15/2015	2,331,000
3,950,000	Constellation Brands, Inc. ‡	7.250	5/15/2017	3,693,250
1,315,000	Procter & Gamble Company	5.550	3/5/2037	1,242,115
4,025,000	Wyeth ‡	6.950	3/15/2011	4,241,714
910,000	Wyeth ±	5.950	4/1/2037	863,876

	Total Consumer Non-Cyclical			27,240,913

Energy (4.9%)
2,700,000	Apache Corporation ‡	5.250	4/15/2013	2,657,904
4,200,000	Canadian Natural Resources, Ltd. ~	5.700	5/15/2017	4,066,940
1,100,000	Consolidated Natural Gas Company	5.000	12/1/2014	1,043,325
3,100,000	Enterprise Products Operating, LP ±‡	5.600	10/15/2014	3,007,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Energy — continued
$1,800,000	Magellan Midstream Partners, LP ‡	6.450%	6/1/2014	$1,871,323
735,000	Nexen, Inc. ‡	5.650	5/15/2017	707,474
1,925,000	Nexen, Inc.	6.400	5/15/2037	1,858,834
2,000,000	Plains All American Pipeline,
	LP/PAA Finance Corporation	6.650	1/15/2037	1,971,950
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,520,300
1,850,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,887,431
3,375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	3,215,666
1,100,000	Southern California Gas Company	5.750	11/15/2035	1,058,901
2,000,000	Southern Natural Gas Company	5.900	4/1/2017	1,932,188
2,400,000	Southern Star Central Corporation	6.750	3/1/2016	2,244,000
2,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	2,200,000
600,000	Transcontinental Gas Pipe Corporation ±	6.400	4/15/2016	599,250
2,250,000	Valero Energy Corporation	6.125	6/15/2017	2,258,408
800,000	Valero Energy Corporation ±	6.625	6/15/2037	796,281
3,800,000	XTO Energy, Inc.	6.250	8/1/2017	3,844,772

	Total Energy			38,742,831

Financials (21.6%)
5,700,000	American Express Credit Corporation †~	5.470	8/6/2007	5,700,473
2,400,000	American International Group, Inc. ~	6.250	3/15/2037	2,210,779
1,900,000	Archstone-Smith Operating Trust ‡	5.625	8/15/2014	1,876,755
2,600,000	AXA SA ±	6.463	12/14/2018	2,318,649
720,000	BAC Capital Trust XI	6.625	5/23/2036	717,062
2,400,000	BAC Capital Trust XIV ‡	5.630	3/15/2012	2,280,838
2,100,000	BNP Paribas SA ~	5.186	6/29/2015	1,965,380
715,000	Capital One Capital III ‡	7.686	8/15/2036	683,933
1,540,000	Capital One Financial Corporation ±	5.250	2/21/2017	1,401,366
3,500,000	Capmark Financial Group, Inc. ‡	6.300	5/10/2017	3,100,394
1,000,000	Corestates Capital Trust I ‡	8.000	12/15/2026	1,035,454
4,500,000	Countrywide Financial Corporation ~	5.800	6/7/2012	4,326,408
1,200,000	Coventry Health Care, Inc. ‡	5.875	1/15/2012	1,196,480
1,000,000	Coventry Health Care, Inc.	6.125	1/15/2015	979,109
1,000,000	Coventry Health Care, Inc.	5.950	3/15/2017	952,813
3,200,000	Credit Agricole SA ~	6.637	5/31/2017	2,994,934
2,200,000	Deluxe Corporation	7.375	6/1/2015	2,145,000
2,800,000	Endurance Specialty Holdings, Ltd. ±	6.150	10/15/2015	2,730,773
1,500,000	ERP Operating, LP ±	5.125	3/15/2016	1,403,840
1,625,000	General Electric Capital Corporation ‡	5.720	8/22/2011	1,631,183
3,200,000	General Electric Capital Corporation ‡	4.375	3/3/2012	3,078,054
7,985,000	General Motors Acceptance Corporation ‡	6.875	9/15/2011	7,425,244
4,600,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	4,149,715
3,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	3,308,004
2,500,000	HSBC Capital Funding, LP/Jersey Channel Islands ±	9.547	6/30/2010	2,764,615
815,000	HSBC Holdings plc ‡	6.500	5/2/2036	812,789
2,095,000	International Lease Finance Corporation ‡	5.750	6/15/2011	2,105,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Financials — continued
$3,350,000	iStar Financial, Inc. ‡	5.850%	3/15/2017	$2,963,102
1,700,000	J.P. Morgan Chase & Company *	6.125	6/27/2017	1,725,823
2,940,000	J.P. Morgan Chase Bank NA ‡	5.875	6/13/2016	2,944,778
5,500,000	Lehman Brothers Holdings, Inc. ‡	6.000	7/19/2012	5,499,576
1,830,000	Liberty Property, LP ‡	5.500	12/15/2016	1,779,981
3,795,000	Lincoln National Corporation ‡	7.000	5/17/2016	3,813,205
500,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	475,385
1,500,000	Merrill Lynch & Company, Inc. ±	6.050	5/16/2016	1,479,782
850,000	Merrill Lynch & Company, Inc.	6.110	1/29/2037	767,310
4,420,000	Mitsubishi UFG Capital Finance, Ltd. ±	6.346	7/25/2016	4,236,866
1,600,000	Morgan Stanley ‡	4.000	1/15/2010	1,547,723
2,280,000	Morgan Stanley *	6.250	8/9/2026	2,177,382
3,965,698	Preferred Term Securities XXIII, Ltd. †	5.560	9/24/2007	3,957,767
2,050,000	ProLogis	5.500	4/1/2012	2,040,914
1,400,000	ProLogis	5.625	11/15/2015	1,371,766
725,000	Prudential Financial, Inc. ±	5.900	3/17/2036	681,240
725,000	Prudential Financial, Inc. ±	5.700	12/14/2036	657,224
1,600,000	QBE Capital Funding II, LP *	6.797	6/1/2017	1,493,952
2,250,000	RBS Capital Trust I ±	5.512	9/30/2014	2,158,387
1,500,000	Regency Centers, LP	5.875	6/15/2017	1,487,520
3,100,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	3,002,291
3,120,000	Residential Capital Corporation †‡	6.460	10/17/2007	3,004,797
2,200,000	Residential Capital Corporation †‡	7.190	10/17/2007	2,125,350
4,340,000	Residential Capital Corporation ~	6.500	4/17/2013	3,894,612
4,900,000	Residential Capital, LLC ‡	6.500	6/1/2012	4,445,010
4,000,000	Resona Bank, Ltd. ‡	5.850	4/15/2016	3,797,708
2,250,000	Simon Property Group, LP ±	4.600	6/15/2010	2,195,377
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,392,135
1,485,000	Simon Property Group, LP	5.750	12/1/2015	1,464,620
3,900,000	SLM Corporation ‡	5.400	10/25/2011	3,567,572
2,340,000	SMFG Preferred Capital GBP 1, Ltd.	6.078	1/25/2017	2,240,620
4,190,000	Student Loan Marketing Corporation ‡	4.500	7/26/2010	3,918,241
2,600,000	Swiss RE Capital I, LP *	6.854	5/25/2016	2,588,040
550,000	Travelers Companies, Inc. ±	6.250	6/15/2037	529,788
2,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	1,949,880
1,500,000	United Health Group	6.500	6/15/2037	1,503,826
2,420,000	Wachovia Bank NA	4.875	2/1/2015	2,267,908
2,225,000	Wachovia Capital Trust III	5.800	3/15/2011	2,182,178
2,350,000	Wachovia Corporation	5.300	10/15/2011	2,323,551
1,030,000	Washington Mutual Bank FA	5.125	1/15/2015	966,901
800,000	Washington Mutual Preferred Funding	6.665	12/1/2020	741,338
4,600,000	Washington Mutual Preferred Funding II	6.895	6/15/2012	4,514,541
4,000,000	WellPoint, Inc. ‡	5.000	12/15/2014	3,769,724
2,940,000	Willis North America, Inc. ~	6.200	3/28/2017	2,933,376
1,925,000	XL Capital, Ltd. ±	6.250	5/15/2027	1,861,182

	Total Financials			171,735,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Foreign (0.4%)
$3,000,000	Pemex Finance, Ltd. ~	9.030%	2/15/2011	$3,165,000

	Total Foreign			3,165,000

Mortgage-Backed Securities (14.3%)
60,000,000	Federal National Mortgage Association
	Conventioanl 30-Yr. Pass Through §	6.000	8/1/2037	59,437,500
56,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §~	5.500	8/1/2037	54,075,000

	Total Mortgage-Backed Securities			113,512,500

Transportation (4.5%)
1,800,000	Burlington Northern Santa Fe Corporation	7.000	12/15/2025	1,869,935
2,192,159	Continental Airlines, Inc. ‡	7.875	7/2/2018	2,214,081
2,250,000	Continental Airlines, Inc. ‡~	5.983	4/19/2022	2,158,582
4,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	4,511,250
1,000,000	FedEx Corporation ‡	3.500	4/1/2009	968,980
4,438,963	FedEx Corporation ‡	6.720	1/15/2022	4,753,508
1,750,000	Hertz Corporation ‡	8.875	1/1/2014	1,750,000
3,650,000	Kansas City Southern de Mexico SA de CV	7.375	6/1/2014	3,540,500
2,260,000	Norfolk Southern Corporation ‡	5.640	5/17/2029	2,023,351
9,250,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	9,157,500
3,097,062	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	3,035,120

	Total Transportation			35,982,807

U.S. Government (10.3%)
8,000,000	Federal Home Loan Mortgage Corporation ~	5.500	8/20/2012	8,123,648
3,250,000	Federal Home Loan Mortgage Corporation	5.000	12/14/2018	3,075,969
7,500,000	Federal National Mortgage Association	5.300	2/22/2011	7,475,678
800,000	U.S. Treasury Bonds	6.250	8/15/2023	907,187
1,020,000	U.S. Treasury Bonds	7.625	2/15/2025	1,327,434
4,070,000	U.S. Treasury Bonds *‡	6.125	8/15/2029	4,684,635
6,000,000	U.S. Treasury Notes *	4.875	6/30/2012	6,069,372
4,950,000	U.S. Treasury Notes *	4.500	5/15/2017	4,844,426
30,331,950	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	29,462,271
17,000,000	U.S. Treasury Principal Strips ‡	Zero Coupon	11/15/2022	7,848,118
10,250,000	U.S. Treasury Strips ±	Zero Coupon	2/15/2013	7,967,530

	Total U.S. Government			81,786,268

Utilities (6.8%)
2,000,000	Boston Gas & Electric Company	5.900	10/1/2016	1,978,390
1,250,000	Carolina Power & Light, Inc. ±	5.150	4/1/2015	1,209,659
2,635,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	2,745,030
1,065,000	Cleveland Electric Illuminating Company ‡	5.700	4/1/2017	1,032,334
1,885,000	Commonwealth Edison Company ‡	5.400	12/15/2011	1,864,557
2,170,000	Commonwealth Edison Company ~	7.500	7/1/2013	2,283,163
1,500,000	DTE Energy Company ‡	6.375	4/15/2033	1,484,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.7%)	Rate	Date	Value

Utilities — continued
$2,800,000	Dynegy Holdings, Inc. ‡	7.500%	6/1/2015	$2,478,000
1,200,000	Dynegy Holdings, Inc. ‡	8.375	5/1/2016	1,116,000
3,200,000	Edison Mission Energy ‡	7.200	5/15/2019	2,856,000
800,000	Edison Mission Energy ‡	7.625	5/15/2027	698,000
1,000,000	Exelon Corporation ±‡	6.750	5/1/2011	1,032,056
2,000,000	Exelon Corporation ‡	4.900	6/15/2015	1,845,298
1,200,000	Florida Power & Light Company	6.200	6/1/2036	1,231,598
2,000,000	ITC Holdings Corporation	5.875	9/30/2016	1,965,292
1,600,000	MidAmerican Energy Holdings Company	6.125	4/1/2036	1,529,069
700,000	MidAmerican Energy Holdings Company	5.950	5/15/2037	655,073
1,700,000	Nevada Power Company ‡	6.750	7/1/2037	1,668,603
4,100,000	NiSource Finance Corporation ±	7.875	11/15/2010	4,373,363
1,500,000	NRG Energy, Inc. ±	7.250	2/1/2014	1,447,500
1,000,000	NRG Energy, Inc. ±	7.375	2/1/2016	965,000
950,000	Ohio Edison Company ±	6.875	7/15/2036	986,511
1,306,263	Power Contract Financing, LLC ±	6.256	2/1/2010	1,319,496
1,977,471	Power Receivables Finance, LLC	6.290	1/1/2012	2,009,111
790,000	Progress Energy, Inc. ±	7.000	10/30/2031	840,177
3,200,000	PSEG Power, LLC	5.000	4/1/2014	3,022,112
1,360,000	PSI Energy, Inc.	5.000	9/15/2013	1,314,594
1,730,000	Southwestern Public Service Company	6.000	10/1/2036	1,677,534
2,900,000	TXU Energy Company, LLC †	5.860	9/17/2007	2,901,470
1,600,000	Union Electric Company ±	6.400	6/15/2017	1,638,141
1,585,000	Virginia Electric & Power Company	6.000	1/15/2036	1,527,246

	Total Utilities			53,695,051

	Total Long-Term Fixed Income (cost $853,942,105)			840,557,082

		Exercise	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

860	Call on U.S. Treasury Bond Futures	$107.00	8/24/2007	$725,625
165	Put on Crude Oil Futures	71.50	8/16/2007	39,600
133	Put on S&P 500 Mini Futures	1,495.00	8/17/2007	299,915

	Total Options Purchased (cost $1,007,029)			1,065,140

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.8%)	Rate (+)	Date	Value

54,009,038	Thrivent Financial Securities Lending Trust	5.360%	N/A	$54,009,038

	Total Collateral Held for Securities Loaned
	(cost $54,009,038)			54,009,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Income Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (7.6%)		Rate (+)	Date	Value

$4,965,000	Jupiter Securitization Company, LLC ~		5.280%	8/2/2007	$4,964,272
10,000,000	Nestle Capital Corporation		5.330	8/2/2007	9,998,519
2,610,000	Society of New York		5.280	8/21/2007	2,602,344
37,595,739	Thrivent Money Market Fund		5.090	N/A	37,595,739
5,495,000	Yorktown Capital, LLC		5.280	8/7/2007	5,490,164

	Total Short-Term Investments (at amortized cost)				60,651,038

	Total Investments (cost $969,609,210) 120.2%				$956,282,298

	Other Assets and Liabilities, Net (20.2%)				(160,492,121)

	Total Net Assets 100.0%				$795,790,177

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	1,110	September 2007	$116,286,142	$117,070,312	$784,170
10-Yr. Euro-Bund Futures	(56)	September 2007	(8,575,538)	(8,668,399)	(92,861)
10-Yr. Japanese Treasury Bond Futures	8	September 2007	9,245,550	9,317,706	72,156
10-Yr. U.S. Treasury Bond Futures	(570)	September 2007	(60,474,279)	(61,230,472)	(756,193)
20-Yr. U.S. Treasury Bond Futures	20	September 2007	2,168,186	2,201,250	33,064
Total Futures					$40,336

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	35	$96.30	August 2007	($134,330)	($48,197)
Total Call Options Written					($48,197)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $2,420,564 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $220,468,919 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,423,669
Gross unrealized depreciation	(15,750,581)

Net unrealized appreciation (depreciation)	($13,326,912)
Cost for federal income tax purposes	$969,609,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.9%)	Rate	Date	Value

Asset-Backed Securities (24.0%)
$5,000,000	Americredit Automobile Receivables Trust †‡	5.400%	8/6/2007	$4,999,265
2,407,051	Associates Manufactured Housing Contract
	Pass- Through Certificates ‡	7.900	3/15/2027	2,451,962
3,653,630	Bear Stearns Asset-Backed Securities, Inc. †~	5.560	8/25/2007	3,652,140
2,594,503	Bear Stearns Mortgage Funding Trust ±†	5.460	8/25/2007	2,517,838
1,496,954	CIT Equipment Collateral ~	4.420	5/20/2009	1,491,504
3,500,000	Countrywide Asset-Backed Certificates ±‡	5.549	4/25/2036	3,486,228
4,000,000	Credit Based Asset Servicing and Securitization, LLC †‡	5.430	8/25/2007	3,995,312
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±‡	5.501	12/25/2036	2,490,600
5,000,000	DaimlerChrysler Master Owner Trust ±†‡	5.370	8/15/2007	5,001,035
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ±†	5.410	8/25/2007	2,493,225
3,352,228	First Horizon ABS Trust †‡	5.450	8/25/2007	3,339,768
2,760,168	First Horizon ABS Trust †‡	5.480	8/25/2007	2,750,151
5,000,000	GE Dealer Floorplan Master Note Trust ±†	5.360	8/20/2007	5,001,420
4,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.390	8/25/2007	3,961,128
5,000,000	GMAC Mortgage Corporation Loan Trust †‡	5.410	8/25/2007	4,998,040
1,615,801	GMAC Mortgage Corporation Loan Trust †‡	5.420	8/25/2007	1,615,662
1,222,965	Green Tree Financial Corporation ±	7.650	10/15/2027	1,259,986
828,766	Master Asset-Backed Securities Trust †	5.400	8/25/2007	828,804
2,300,000	Merna Re, Ltd. †~	7.110	9/30/2007	2,300,000
2,497,616	National Collegiate Student Loan Trust †‡	5.380	8/25/2007	2,499,362
776,708	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	767,394
1,100,124	Popular ABS Mortgage Pass-Through Trust †~	5.450	8/25/2007	1,100,164
997,950	Popular ABS Mortgage Pass-Through Trust ±	4.000	12/25/2034	989,687
5,000,000	Renaissance Home Equity Loan Trust ±	5.608	5/25/2036	4,985,340
727,538	Residential Asset Securities Corporation	4.160	7/25/2030	720,223
3,535,794	Residential Funding Mortgage Securities II †‡~	5.450	8/25/2007	3,534,012
1,426,759	SLM Student Loan Trust ±†	5.370	10/25/2007	1,427,101
5,000,000	Textron Financial Floorplan Master Note Trust ±†	5.440	8/13/2007	5,005,040
3,872,620	Wachovia Asset Securitization, Inc. †~	5.460	8/25/2007	3,863,655

	Total Asset-Backed Securities			83,526,046

Basic Materials (1.0%)
1,020,000	Alcan, Inc.	5.000	6/1/2015	968,018
430,000	Dow Chemical Company ‡	7.375	11/1/2029	464,300
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	2,002,356

	Total Basic Materials			3,434,674

Capital Goods (1.3%)
890,000	Goodrich Corporation ‡	6.290	7/1/2016	916,837
410,000	Lockheed Martin Corporation	6.150	9/1/2036	408,873
2,750,000	Oakmont Asset Trust ±	4.514	12/22/2008	2,717,151
625,000	Sealed Air Corporation	6.875	7/15/2033	611,295

	Total Capital Goods			4,654,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (25.5%)
$5,000,000	Banc of America Commercial Mortgage, Inc. ±‡	6.085%	6/11/2035	$5,045,290
4,080,717	Banc of America Mortgage Securities, Inc. ±‡	4.803	9/25/2035	4,026,390
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†	5.470	8/15/2007	5,000,000
1,265,745	Citigroup Commercial Mortgage Trust ±†	5.390	8/15/2007	1,265,447
167,548	Commercial Mortgage Pass-Through Certificates ±†	5.420	8/15/2007	167,546
4,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.450	8/15/2007	3,998,652
5,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.500	8/15/2007	4,993,750
4,000,000	Credit Suisse Mortgage Capital Certificates †~	5.490	8/15/2007	3,998,688
4,000,000	Crown Castle International Corporation ‡	5.245	11/15/2036	3,951,852
3,798,257	First Union National Bank Commercial Mortgage Trust ±	7.390	12/15/2031	3,922,107
5,000,000	Goldman Sachs Mortgage Securities Corporation ±	5.560	11/10/2039	4,871,260
3,000,000	GS Mortgage Securities Corporation II ±†	5.450	8/6/2007	2,992,500
2,690,786	HomeBanc Mortgage Trust ±~	6.008	4/25/2037	2,720,172
3,997,333	J.P. Morgan Alternative Loan Trust ±	5.795	3/25/2036	4,012,563
4,700,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.198	12/15/2044	4,655,167
3,690,598	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.284	5/15/2047	3,644,311
5,500,000	LB-UBS Commercial Mortgage Trust ±	4.187	8/15/2029	5,373,236
3,678,534	Merrill Lynch Mortgage Investors, Inc. ±‡	4.874	6/25/2035	3,657,776
3,250,000	Merrill Lynch Mortgage Trust ±	5.441	1/12/2044	3,130,884
2,081,740	National Collegiate Student Loan Trust †	5.390	8/25/2007	2,082,552
3,221,611	Thornburg Mortgage Securities Trust †~	5.410	8/25/2007	3,215,564
3,342,098	Thornburg Mortgage Securities Trust ±†	5.430	8/25/2007	3,333,984
3,285,766	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,185,714
3,435,644	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,394,829
2,252,300	Zuni Mortgage Loan Trust †‡	5.450	8/25/2007	2,251,329

	Total Commercial Mortgage-Backed Securities			88,891,563

Communications Services (2.8%)
500,000	British Telecom plc ‡	9.125	12/15/2030	654,648
1,300,000	Comcast Corporation ‡	5.875	2/15/2018	1,248,819
520,000	New Cingular Wireless Services, Inc. ±	8.750	3/1/2031	643,540
510,000	News America, Inc. ±	6.400	12/15/2035	478,985
705,000	Rogers Cable, Inc.	5.500	3/15/2014	679,454
975,000	Rogers Cable, Inc. ‡	6.750	3/15/2015	999,710
130,000	Rogers Cable, Inc. ‡	8.750	5/1/2032	155,923
775,000	Sprint Capital Corporation ~	6.900	5/1/2019	761,224
525,000	Sprint Capital Corporation ~	6.875	11/15/2028	491,564
1,175,000	Telecom Italia Capital SA ±	5.250	10/1/2015	1,093,274
775,000	Telefonica Emisones SAU ~	6.221	7/3/2017	768,010
700,000	Time Warner Cable, Inc. ~	5.400	7/2/2012	689,544
990,000	Verizon Communications, Inc. ±	5.550	2/15/2016	962,230

	Total Communications Services			9,626,925

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.9%)	Rate	Date	Value

Consumer Cyclical (1.4%)
$1,080,000	D.R. Horton, Inc. ±	6.500%	4/15/2016	$981,562
1,250,000	Ford Motor Credit Company ±	6.625	6/16/2008	1,241,764
925,000	JC Penney Corporation, Inc. ~	5.750	2/15/2018	884,887
1,110,000	Nissan Motor Acceptance Corporation ±	5.625	3/14/2011	1,108,787
800,000	Walmart Stores, Inc. ‡	5.875	4/5/2027	773,243

	Total Consumer Cyclical			4,990,243

Consumer Non-Cyclical (1.4%)
1,845,000	Abbott Laboratories ±	5.600	5/15/2011	1,859,256
765,000	Baxter International, Inc. ‡	5.900	9/1/2016	766,554
575,000	Procter & Gamble Company	5.550	3/5/2037	543,130
1,325,000	Wyeth ‡	6.950	3/15/2011	1,396,341
340,000	Wyeth	5.950	4/1/2037	322,767

	Total Consumer Non-Cyclical			4,888,048

Energy (1.4%)
900,000	Apache Corporation ‡	5.250	4/15/2013	885,968
1,100,000	Canadian Natural Resources, Ltd. ±	5.700	5/15/2017	1,065,151
900,000	Nexen, Inc. ±	5.650	5/15/2017	866,295
575,000	Plains All American Pipeline, LP/PAA
	Finance Corporation	6.650	1/15/2037	566,936
1,500,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ±	5.298	9/30/2020	1,429,185

	Total Energy			4,813,535

Financials (13.9%)
1,005,000	American International Group, Inc. ±	6.250	3/15/2037	925,764
125,000	BAC Capital Trust XI	6.625	5/23/2036	124,490
1,000,000	BAC Capital Trust XIV ‡	5.630	3/15/2012	950,349
440,000	Capital One Capital III ~	7.686	8/15/2036	420,882
1,150,000	Capmark Financial Group, Inc. ‡	5.875	5/10/2012	1,075,334
400,000	Capmark Financial Group, Inc.	6.300	5/10/2017	354,331
1,250,000	Corestates Capital Trust I ±	8.000	12/15/2026	1,294,318
1,145,000	Countrywide Financial Corporation ‡	5.800	6/7/2012	1,100,830
2,500,000	Deluxe Corporation ±	3.500	10/1/2007	2,450,000
355,000	General Electric Capital Corporation	5.720	8/22/2011	356,351
2,225,000	General Electric Capital Corporation ‡	4.375	3/3/2012	2,140,210
2,200,000	General Motors Acceptance Corporation ‡	6.875	9/15/2011	2,045,778
1,700,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	1,533,590
1,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	1,417,716
575,000	HSBC Holdings plc ±	6.500	5/2/2036	573,440
765,000	International Lease Finance Corporation ~	5.750	6/15/2011	768,678
985,000	iStar Financial, Inc. ~	5.850	3/15/2017	871,240
1,150,000	J.P. Morgan Chase & Company *	6.125	6/27/2017	1,167,468
850,000	J.P. Morgan Chase Bank NA ‡	5.875	6/13/2016	851,381
630,000	Liberty Property, LP ‡	5.500	12/15/2016	612,780
850,000	Lincoln National Corporation ‡	7.000	5/17/2016	854,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.9%)	Rate	Date	Value

Financials — continued
$600,000	Merrill Lynch & Company, Inc. ±	6.050%	5/16/2016	$591,913
1,595,000	Mitsubishi UFG Capital Finance, Ltd. ‡	6.346	7/25/2016	1,528,914
720,000	Morgan Stanley ±	6.250	8/9/2026	687,594
2,000,000	ProLogis ±	5.500	4/1/2012	1,991,136
775,000	Prudential Financial, Inc. ~	6.100	6/15/2017	787,426
390,000	Prudential Financial, Inc. ‡~	5.700	12/14/2036	353,541
1,875,000	RBS Capital Trust I ‡	5.512	9/30/2014	1,798,656
950,000	Reinsurance Group of America, Inc. ~	5.625	3/15/2017	920,057
2,040,000	Residential Capital Corporation ±†	6.460	10/17/2007	1,964,675
1,445,000	Residential Capital Corporation ±	6.500	4/17/2013	1,296,708
1,295,000	Residential Capital, LLC ‡~	6.500	6/1/2012	1,174,753
885,000	Resona Bank, Ltd.	5.850	4/15/2016	840,243
1,750,000	Simon Property Group, LP ±	4.600	6/15/2010	1,707,515
1,240,000	Simon Property Group, LP ±	5.375	6/1/2011	1,233,034
1,250,000	SLM Corporation ‡	5.400	10/25/2011	1,143,452
1,375,000	Student Loan Marketing Corporation ‡	4.500	7/26/2010	1,285,819
850,000	Swiss RE Capital I, LP ±	6.854	5/25/2016	846,090
350,000	Travelers Companies, Inc.	6.250	6/15/2037	337,138
550,000	United Health Group	6.500	6/15/2037	551,403
770,000	Wachovia Bank NA	4.875	2/1/2015	721,607
1,895,000	Wachovia Capital Trust III ‡	5.800	3/15/2011	1,858,529
205,000	Washington Mutual Preferred Funding	6.665	12/1/2020	189,968
1,900,000	Washington Mutual Preferred Funding II ‡	6.895	6/15/2012	1,864,702
760,000	Willis North America, Inc.	6.200	3/28/2017	758,288

	Total Financials			48,322,168

Mortgage-Backed Securities (33.1%)
42,500,000	Federal National Mortgage Association
	Conventioanl 30-Yr. Pass Through §	6.000	8/1/2037	42,101,562
76,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §~	5.500	8/1/2037	73,387,500

	Total Mortgage-Backed Securities			115,489,062

Transportation (2.9%)
575,000	Burlington Northern Santa Fe Corporation ±‡~	7.000	12/15/2025	597,340
1,150,000	Continental Airlines, Inc. ‡	5.983	4/19/2022	1,103,276
1,550,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,553,875
1,178,149	FedEx Corporation ±	6.720	1/15/2022	1,261,633
650,000	Norfolk Southern Corporation ±	5.640	5/17/2029	581,937
3,500,000	Northwest Airlines, Inc. ±	6.841	4/1/2011	3,465,000
1,550,000	Union Pacific Corporation ‡	6.125	1/15/2012	1,581,837

	Total Transportation			10,144,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.9%)	Rate	Date	Value

U.S. Government (11.8%)
$2,000,000	Federal Home Loan Mortgage Corporation ‡	5.000%	12/14/2018	$1,892,904
2,500,000	Federal National Mortgage Association ‡	5.300	2/22/2011	2,491,892
800,000	U.S. Treasury Notes *	4.625	2/29/2012	800,875
750,000	U.S. Treasury Notes *	4.875	6/30/2012	758,672
6,550,000	U.S. Treasury Notes *	4.000	2/15/2015	6,243,991
9,270,000	U.S. Treasury Notes ‡~	4.125	5/15/2015	8,891,960
1,420,000	U.S. Treasury Notes *	4.625	11/15/2016	1,402,693
2,085,000	U.S. Treasury Notes *	4.500	5/15/2017	2,040,531
17,096,190	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	16,606,008

	Total U.S. Government			41,129,526

Utilities (2.4%)
825,000	Cleveland Electric Illuminating Company ‡	5.700	4/1/2017	799,696
965,000	Commonwealth Edison Company ±	5.400	12/15/2011	954,535
1,500,000	Exelon Corporation ±	6.750	5/1/2011	1,548,084
775,000	MidAmerican Energy Holdings Company ‡	5.950	5/15/2037	725,259
988,736	Power Receivables Finance, LLC ‡	6.290	1/1/2012	1,004,555
800,000	Progress Energy, Inc. ±	7.000	10/30/2031	850,812
800,000	PSI Energy, Inc. ±	5.000	9/15/2013	773,290
1,150,000	Union Electric Company ‡	6.400	6/15/2017	1,177,414
700,000	Virginia Electric & Power Company ±	6.000	1/15/2036	674,493

	Total Utilities			8,508,138

	Total Long-Term Fixed Income (cost $432,897,377)			428,418,982

		Exercise	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

330	Call on U.S. Treasury Bond Futures	$107.00	8/24/2007	$278,438
50	Put on Crude Oil Futures	71.50	8/16/2007	12,000
64	Put on S&P 500 Mini Futures	1,495.00	8/17/2007	144,320

	Total Options Purchased (cost $385,820)			434,758

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.4%)	Rate (+)	Date	Value

29,282,765	Thrivent Financial Securities Lending Trust	5.360%	N/A	$29,282,765

	Total Collateral Held for Securities Loaned
	(cost $29,282,765)			29,282,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Core Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (9.4%)			Rate (+)	Date	Value

$4,000,000	Amsterdam Funding Corporation			5.360%	8/1/2007	$4,000,000
5,000,000	Jupiter Securitization Company, LLC ~			5.280	8/2/2007	4,999,267
4,805,000	Mont Blanc Capital Corporation			5.360	8/1/2007	4,805,000
5,508,000	Three Pillars, Inc.			5.350	8/3/2007	5,506,363
13,459,632	Thrivent Money Market Fund			5.090	N/A	13,459,632

		Total Short-Term Investments (at amortized cost)				32,770,262

		Total Investments (cost $495,336,224) 140.8%				$490,906,767

		Other Assets and Liabilities, Net (40.8%)				(142,274,806)

		Total Net Assets 100.0%				$348,631,961

		Number of		Notional
		Contracts	Expiration	Principal		Unrealized
Futures		Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures		415	September 2007	$43,607,360	$43,769,531	$162,171
10-Yr. Euro-Bund Futures		(25)	September 2007	(3,828,365)	(3,869,821)	(41,456)
10-Yr. Japanese Treasury Bond Futures		3	September 2007	3,467,081	3,494,140	27,059
10-Yr. U.S. Treasury Bond Futures		(335)	September 2007	(35,637,103)	(35,986,330)	(349,227)
20-Yr. U.S. Treasury Bond Futures		55	September 2007	6,000,324	6,053,438	53,114
Total Futures						($148,339)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	20	$96.30	August 2007	($76,760)	($27,541)
Total Call Options Written					($27,541)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $1,918,438 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $100,208,776 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,178,458
Gross unrealized depreciation	(5,607,915)

Net unrealized appreciation (depreciation)	($4,429,457)
Cost for federal income tax purposes	$495,336,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Asset-Backed Securities (21.1%)
$1,500,000	Americredit Automobile Receivables Trust †‡	5.400%	8/6/2007	$1,499,780
1,000,000	Americredit Automobile Receivables Trust ‡	3.430	7/6/2011	982,449
3,000,000	Capital Auto Receivables Asset Trust ~	5.380	7/15/2010	3,010,557
426,070	Caterpillar Financial Asset Trust	3.900	2/25/2009	424,769
1,419,180	Chase Manhattan Auto Owner Trust ‡	4.840	7/15/2009	1,416,729
748,477	CIT Equipment Collateral ±	4.420	5/20/2009	745,752
2,000,000	Countrywide Asset-Backed Certificates ‡	5.549	4/25/2036	1,992,130
2,269,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	2,264,977
2,000,000	Countrywide Home Loans Asset-Backed Securities ±	6.085	6/25/2021	1,963,572
364,513	CPS Auto Trust	4.520	3/15/2010	363,630
2,500,000	Credit Acceptance Auto Dealer Loan Trust ‡	5.320	10/15/2012	2,495,125
2,000,000	Credit Based Asset Servicing and Securitization, LLC ‡	5.501	12/25/2036	1,992,480
3,000,000	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	3,003,369
1,500,000	DaimlerChrysler Master Owner Trust †‡	5.370	8/15/2007	1,500,310
2,500,000	Drive Auto Receivables Trust ‡	5.300	7/15/2011	2,501,638
3,500,000	Federal Home Loan Mortgage Corporation †	5.350	8/25/2007	3,497,812
91,034	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	90,967
863,439	GE Commercial Loan Trust †	5.420	10/19/2007	863,214
1,500,000	GE Dealer Floorplan Master Note Trust †	5.360	8/20/2007	1,500,426
958,538	GE Equipment Small Ticket, LLC	4.380	7/22/2009	953,769
3,000,000	GMAC Mortgage Corporation Loan Trust †~	5.390	8/25/2007	2,970,846
1,500,000	GMAC Mortgage Corporation Loan Trust ±†‡	5.410	8/25/2007	1,499,412
1,346,501	GMAC Mortgage Corporation Loan Trust †	5.420	8/25/2007	1,346,385
2,500,000	GMAC Mortgage Corporation Loan Trust ~	5.750	10/25/2036	2,497,540
1,500,000	Harley Davidson Motorcycle Trust	5.240	1/15/2012	1,500,790
806,325	Harley Davidson Motorcycle Trust	3.200	5/15/2012	789,792
167,629	Honda Auto Receivables Owner Trust	2.910	10/20/2008	166,961
458,237	Honda Auto Receivables Owner Trust	2.960	4/20/2009	457,654
306,564	Household Automotive Trust	5.400	6/17/2009	306,526
3,500,000	Household Home Equity Loan Trust ‡	5.320	3/20/2036	3,489,860
2,000,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	1,998,898
465,990	John Deere Owner Trust	3.980	6/15/2009	463,774
3,500,000	Merna Re, Ltd. †	7.110	9/30/2007	3,500,000
3,000,000	Mortgage Equity Conversion Asset Trust †	5.420	8/25/2007	2,982,188
3,000,000	Mortgage Equity Conversion Asset Trust †	5.440	8/25/2007	2,985,938
178,488	Nissan Auto Lease Trust	3.180	6/15/2010	178,144
1,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	995,647
297,762	Nomura Asset Acceptance Corporation †‡	5.460	8/25/2007	296,608
863,009	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	852,660
249,487	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	247,422
2,000,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	1,994,136
579,012	Residential Asset Securities Corporation	5.010	4/25/2033	551,178
3,000,000	Santander Drive Auto Receivables Trust	5.050	9/15/2011	2,992,251
428,028	SLM Student Loan Trust †	5.370	10/25/2007	428,130
1,500,000	Textron Financial Floorplan Master Note Trust †	5.440	8/13/2007	1,501,512
1,714,602	USAA Auto Owner Trust	4.830	4/15/2010	1,711,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Asset-Backed Securities — continued
$1,452,232	Wachovia Asset Securitization, Inc. †	5.460%	8/25/2007	$1,448,870
3,000,000	Wachovia Auto Loan Owner Trust	5.230	8/22/2011	3,001,056
4,000,000	Washington Mutual Master Note Trust †	5.350	8/15/2007	4,003,040

	Total Asset-Backed Securities			80,221,711

Basic Materials (1.0%)
600,000	BHP Billiton Finance, Ltd. ‡	5.125	3/29/2012	589,468
400,000	Equistar Chemicals, LP	10.125	9/1/2008	414,000
1,000,000	Lubrizol Corporation	4.625	10/1/2009	982,198
500,000	Monsanto Company	4.000	5/15/2008	494,367
1,500,000	Precision Castparts Corporation	6.750	12/15/2007	1,506,036

	Total Basic Materials			3,986,069

Capital Goods (1.1%)
1,450,000	Goodrich Corporation ‡	7.500	4/15/2008	1,467,333
1,000,000	John Deere Capital Corporation ±	4.400	7/15/2009	984,216
1,000,000	Oakmont Asset Trust ‡	4.514	12/22/2008	988,055
880,000	Raytheon Company	6.750	8/15/2007	880,609

	Total Capital Goods			4,320,213

Commercial Mortgage-Backed Securities (21.8%)
2,312,574	American Home Mortgage Assets †‡	5.942	8/25/2007	2,315,826
1,600,000	Banc of America Commercial Mortgage, Inc. ±‡	5.001	9/10/2010	1,578,467
613,232	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	600,602
3,000,000	Banc of America Large Loan Trust †	5.430	8/15/2007	2,999,061
3,000,000	Banc of America Large Loan Trust †‡	5.530	8/15/2007	3,000,078
1,224,215	Banc of America Mortgage Securities, Inc. ‡	4.803	9/25/2035	1,207,917
1,640,712	Bear Stearns Adjustable Rate Mortgage Trust ‡	4.625	8/25/2010	1,615,124
2,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	5.470	8/15/2007	2,000,000
700,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	684,262
1,901,275	Chase Mortgage Finance Corporation ‡	4.577	2/25/2037	1,868,155
191,117	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	190,189
2,000,000	Citigroup Mortgage Loan Trust, Inc. ±	5.536	3/25/2036	1,992,104
50,264	Commercial Mortgage Pass-Through Certificates †	5.420	8/15/2007	50,264
1,000,000	Commercial Mortgage Pass-Through Certificates ±†	5.450	8/15/2007	999,663
3,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.500	8/15/2007	2,996,250
1,824,346	Countrywide Home Loans, Inc. ‡	5.363	3/20/2036	1,819,446
1,934,014	Countrywide Home Loans, Inc. ‡	5.867	9/20/2036	1,950,538
1,500,000	Credit Suisse Mortgage Capital Certificates †‡	5.490	8/15/2007	1,499,508
2,500,000	Crown Castle International Corporation ‡	5.245	11/15/2036	2,469,908
2,824,432	Deutsche Alt-A Securities, Inc. †	5.799	8/25/2007	2,824,432
1,354,163	Federal Home Loan Mortgage Corporation
	Multifamily Structured Pass Through ‡	5.487	4/25/2010	1,351,317
1,200,938	General Electric Commercial Mortgage Corporation ‡	4.591	7/10/2045	1,181,645
1,537,592	HomeBanc Mortgage Trust ‡	6.008	4/25/2037	1,554,384
659,572	Impac CMB Trust †	5.640	8/25/2007	660,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$1,598,933	J.P. Morgan Alternative Loan Trust	5.795%	3/25/2036	$1,605,025
846,410	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	820,176
4,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.198	12/15/2044	3,961,844
2,793,899	J.P. Morgan Mortgage Trust ~	5.008	7/25/2035	2,771,727
250,000	LB-UBS Commercial Mortgage Trust ±	3.323	3/15/2027	246,628
750,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	732,714
1,151,235	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	1,139,776
518,258	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	515,531
2,618,381	Merrill Lynch Mortgage Investors, Inc. ‡	4.874	6/25/2035	2,603,605
1,446,370	Residential Accredit Loans, Inc.	5.609	9/25/2035	1,452,238
1,253,287	Thornburg Mortgage Securities Trust †	5.430	8/25/2007	1,250,244
2,750,000	Wachovia Bank Commercial Mortgage Trust	3.958	12/15/2035	2,696,744
1,530,465	Wachovia Mortgage Loan Trust, LLC	5.580	5/20/2036	1,539,207
3,090,037	Washington Mutual Alternative Loan Trust †	5.779	8/25/2007	3,052,378
2,292,399	Washington Mutual Alternative Loan Trust †	5.942	8/25/2007	2,273,683
1,577,168	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,529,143
1,098,774	Washington Mutual Mortgage Pass-Through Certificates †	5.610	8/25/2007	1,098,595
2,592,290	Washington Mutual Mortgage Pass-Through Certificates †	5.909	8/25/2007	2,584,290
1,030,693	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	1,018,449
2,845,933	Washington Mutual, Inc. †	5.762	8/25/2007	2,831,926
2,911,699	Washington Mutual, Inc. †	5.842	8/25/2007	2,899,643
3,500,000	Wells Fargo Mortgage Backed Securities Trust	3.539	9/25/2034	3,407,341
631,494	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	625,784
787,917	Wells Fargo Mortgage Backed Securities Trust	5.094	3/25/2036	782,811

	Total Commercial Mortgage-Backed Securities			82,848,681

Communications Services (4.4%)
1,200,000	Ameritech Capital Funding Corporation	6.250	5/18/2009	1,216,696
1,000,000	British Telecom plc ‡	8.625	12/15/2010	1,096,160
1,400,000	Comcast Cable Communications, LLC ‡	6.200	11/15/2008	1,412,478
900,000	Comcast Cable Communications, LLC ‡	6.875	6/15/2009	921,863
750,000	Cox Communications, Inc. ‡	7.875	8/15/2009	782,499
600,000	Cox Communications, Inc. ‡	4.625	1/15/2010	586,083
1,050,000	GTE Corporation ‡	7.510	4/1/2009	1,083,577
845,000	News America Holdings, Inc.	7.375	10/17/2008	859,501
500,000	Qwest Corporation	5.625	11/15/2008	495,625
1,120,000	Rogers Cable, Inc.	7.875	5/1/2012	1,207,735
1,000,000	SBC Communications, Inc.	4.125	9/15/2009	975,488
1,000,000	Sprint Capital Corporation	6.125	11/15/2008	1,006,151
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	979,623
600,000	Telecom Italia Capital SA	6.200	7/18/2011	605,159
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	492,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Communications Services — continued
$1,100,000	Time Warner Cable, Inc.	5.400%	7/2/2012	$1,083,569
1,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	1,019,130
800,000	Vodafone Group plc	5.350	2/27/2012	784,073

	Total Communications Services			16,607,968

Consumer Cyclical (4.1%)
750,000	Carnival Corporation ‡	3.750	11/15/2007	746,182
1,460,000	Centex Corporation ‡	4.750	1/15/2008	1,450,290
1,300,000	CVS Caremark Corporation †‡	5.660	9/4/2007	1,300,584
1,200,000	CVS Corporation ‡	4.000	9/15/2009	1,165,423
900,000	D.R. Horton, Inc. ±	8.000	2/1/2009	896,421
1,000,000	DaimlerChrysler North American
	Holdings Corporation †‡	5.886	11/1/2007	1,004,759
750,000	Ford Motor Credit Company	6.625	6/16/2008	745,058
900,000	May Department Stores Company	4.800	7/15/2009	884,881
1,900,000	Ryland Group, Inc.	5.375	6/1/2008	1,892,448
1,827,493	SLM Private Credit Student Loan Trust †	5.370	9/15/2007	1,827,718
1,000,000	Walmart Stores, Inc.	5.000	4/5/2012	985,200
2,600,000	Walt Disney Company †~	5.430	10/16/2007	2,598,859

	Total Consumer Cyclical			15,497,823

Consumer Non-Cyclical (2.1%)
1,000,000	Baxter International, Inc. ±	5.196	2/16/2008	998,349
1,500,000	Cadbury Schweppes plc ±‡	3.875	10/1/2008	1,469,774
890,000	Fortune Brands, Inc. ±‡	5.125	1/15/2011	881,095
1,500,000	General Mills, Inc. ‡	6.378	10/15/2008	1,511,666
825,000	Kroger Company ‡	6.375	3/1/2008	828,493
1,200,000	Miller Brewing Company ‡	4.250	8/15/2008	1,183,087
400,000	Safeway, Inc.	6.500	11/15/2008	404,923
700,000	Wyeth	4.375	3/1/2008	695,125

	Total Consumer Non-Cyclical			7,972,512

Energy (2.0%)
1,075,000	Enterprise Products Operating, LP ‡	4.000	10/15/2007	1,071,348
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	491,764
1,175,000	KeySpan Corporation ±	4.900	5/16/2008	1,170,380
1,300,000	Kinder Morgan Energy Partners, LP ‡	5.350	8/15/2007	1,299,891
1,000,000	Oneok, Inc.	5.510	2/16/2008	1,000,498
900,000	Premcor Refining Group, Inc.	6.125	5/1/2011	912,180
1,600,000	Sempra Energy	7.950	3/1/2010	1,693,464

	Total Energy			7,639,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Financials (18.6%)
$750,000	Abbey National plc ±>	6.700%	6/15/2008	$757,406
1,700,000	American Express Credit Corporation †‡	5.470	8/6/2007	1,700,141
1,300,000	American Express Credit Corporation †‡	5.500	9/4/2007	1,298,279
1,000,000	American General Finance Corporation ±†	5.480	10/18/2007	1,000,592
600,000	BAC Capital Trust XIV ‡	5.630	3/15/2012	570,209
3,200,000	Bank of New York Co., Inc. ‡	4.250	9/4/2012	3,196,832
1,000,000	Capital One Bank ±	4.875	5/15/2008	994,209
850,000	Capmark Financial Group, Inc. ‡~	5.875	5/10/2012	794,812
1,000,000	Chubb Corporation ±‡	4.934	11/16/2007	998,723
1,100,000	CIT Group, Inc. ‡	5.200	11/3/2010	1,084,958
300,000	Corestates Capital Trust I ‡	8.000	12/15/2026	310,636
1,100,000	Countrywide Home Loans, Inc. ‡	4.125	9/15/2009	1,059,355
900,000	Credit Suisse First Boston USA, Inc. †‡	5.490	9/10/2007	900,961
1,000,000	Deluxe Corporation ±	3.500	10/1/2007	980,000
600,000	Developers Diversified Realty Corporation	4.625	8/1/2010	583,755
1,000,000	Donaldson, Lufkin & Jenrette, Inc. ‡	6.500	4/1/2008	1,006,442
500,000	First Chicago Corporation	6.375	1/30/2009	507,343
1,600,000	First Union Corporation ±	6.300	4/15/2008	1,611,101
900,000	General Electric Capital Corporation ‡	5.200	2/1/2011	897,467
1,200,000	General Motors Acceptance Corporation ‡	6.875	8/28/2012	1,103,801
3,500,000	Goldman Sachs Group, Inc. †~	5.440	9/24/2007	3,495,902
900,000	Goldman Sachs Group, Inc. ‡	4.500	6/15/2010	878,876
900,000	Hartford Financial Services Group, Inc. ±	5.550	8/16/2008	901,301
1,200,000	International Lease Finance Corporation ~	3.300	1/23/2008	1,187,246
950,000	International Lease Finance Corporation	5.750	6/15/2011	954,568
750,000	iSTAR Financial, Inc. ‡	4.875	1/15/2009	742,786
600,000	iSTAR Financial, Inc. ‡	5.125	4/1/2011	581,834
705,000	J.P. Morgan Chase & Company ‡	5.600	6/1/2011	708,622
900,000	John Hancock Global Funding II ‡	3.750	9/30/2008	882,812
1,000,000	KeyCorp	4.700	5/21/2009	993,325
1,500,000	Lehman Brothers Holdings E-Capital Trust I †	6.140	8/20/2007	1,514,054
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	980,017
800,000	Lehman Brothers Holdings, Inc. *	6.000	7/19/2012	799,938
1,000,000	MBNA Europe Funding plc †	5.460	9/7/2007	1,000,000
3,500,000	Merrill Lynch & Company, Inc. †~	5.576	8/6/2007	3,491,750
1,200,000	Merrill Lynch & Company, Inc. ‡	4.000	11/15/2007	1,193,778
1,500,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	1,542,171
500,000	Monumental Global Funding II	3.850	3/3/2008	494,918
3,500,000	Morgan Stanley *†	5.640	10/15/2007	3,504,568
600,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	621,228
2,700,000	Nations Bank Capital Trust IV	8.250	4/15/2027	2,810,241
1,100,000	Pacific Life Global Funding	3.750	1/15/2009	1,076,454
900,000	Popular North America, Inc.	5.200	12/12/2007	897,962
1,000,000	Premium Asset Trust †	5.510	10/15/2007	1,001,212
600,000	Pricoa Global Funding I	4.350	6/15/2008	591,476
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	974,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

Financials — continued
$1,200,000	Residential Capital Corporation †	7.190%	10/17/2007	$1,159,282
1,000,000	Residential Capital Corporation	6.125	11/21/2008	959,299
450,000	Residential Capital Corporation	6.000	2/22/2011	414,772
1,800,000	Simon Property Group, LP ±	6.375	11/15/2007	1,802,484
1,000,000	SLM Corporation	4.000	1/15/2009	967,062
800,000	SLM Corporation	5.400	10/25/2011	731,810
4,000,000	Societe Generale Real Estate Company, LLC	7.640	9/30/2007	4,013,676
775,000	Tokai Preferred Capital Company, LLC	9.980	12/31/2007	804,489
600,000	UnumProvident Corporation	5.997	5/15/2008	601,157
300,000	Wachovia Capital Trust III	5.800	3/15/2011	294,226
600,000	Wachovia Corporation	6.375	2/1/2009	608,991
700,000	Wachovia Corporation	6.150	3/15/2009	708,672
600,000	Washington Mutual Preferred Funding II	6.895	6/15/2012	588,853
1,000,000	Washington Mutual, Inc.	4.000	1/15/2009	979,443
1,000,000	Wells Fargo & Company †	5.460	9/17/2007	1,002,094

	Total Financials			70,814,601

Mortgage-Backed Securities (6.9%)
4,335,725	Federal National Mortgage Association	6.000	8/1/2024	4,347,600
22,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through § ~	6.000	8/1/2037	21,793,747

	Total Mortgage-Backed Securities			26,141,347

Technology (0.6%)
1,000,000	International Business Machines Corporation ±	4.950	3/22/2011	989,338
300,000	Sun Microsystems, Inc.	7.650	8/15/2009	312,275
900,000	Xerox Corporation	5.500	5/15/2012	885,023

	Total Technology			2,186,636

Transportation (1.7%)
625,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	626,562
700,000	FedEx Corporation ‡	3.500	4/1/2009	678,286
1,400,000	Norfolk Southern Corporation ‡	6.200	4/15/2009	1,415,427
1,085,000	Northwest Airlines, Inc.	6.841	4/1/2011	1,074,150
2,200,000	Petro Stopping Centers, LP/Petro Financial Corporation	9.000	2/15/2012	2,326,500
500,000	Union Pacific Corporation	6.125	1/15/2012	510,270

	Total Transportation			6,631,195

U.S. Government (8.9%)
3,000,000	Federal Home Loan Bank ‡	4.100	6/13/2008	2,973,675
3,000,000	Federal Home Loan Bank ‡	4.875	2/9/2010	2,993,115
2,500,000	Federal Home Loan Mortgage Corporation ~	3.875	6/15/2008	2,473,252
1,000,000	Federal Home Loan Mortgage Corporation ‡	4.625	8/15/2008	995,651
2,000,000	Federal Home Loan Mortgage Corporation ‡	4.750	11/3/2009	1,991,176
1,500,000	Federal National Mortgage Association ‡	4.375	9/7/2007	1,499,680
1,200,000	Federal National Mortgage Association	5.400	2/1/2008	1,200,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.5%)	Rate	Date	Value

U.S. Government — continued
$1,000,000	Federal National Mortgage Association ‡	3.875%	7/15/2008	$988,740
1,500,000	Federal National Mortgage Association ‡	4.000	9/2/2008	1,483,593
2,000,000	Federal National Mortgage Association ‡	5.300	2/22/2011	1,993,514
2,500,000	Federal National Mortgage Association ‡	5.125	4/15/2011	2,506,155
13,235,760	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	12,856,264

	Total U.S. Government			33,955,301

Utilities (4.2%)
1,000,000	Carolina Power & Light, Inc. ±	5.950	3/1/2009	1,008,717
1,000,000	CenterPoint Energy, Inc. ±‡	5.875	6/1/2008	1,002,560
375,000	Cleveland Electric Illuminating Company ‡	7.430	11/1/2009	390,659
1,500,000	Commonwealth Edison Company ±	3.700	2/1/2008	1,486,545
750,000	Dominion Resources, Inc. †	5.660	9/28/2007	750,000
1,400,000	Dominion Resources, Inc. ‡	4.125	2/15/2008	1,389,899
325,000	DPL, Inc.	6.250	5/15/2008	327,150
500,000	DTE Energy Company ‡	5.630	8/16/2007	500,170
900,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	923,263
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	486,450
329,579	Power Receivables Finance, LLC	6.290	1/1/2012	334,852
2,500,000	PSEG Funding Trust	5.381	11/16/2007	2,497,912
239,000	Texas-New Mexico Power Company	6.125	6/1/2008	239,890
1,500,000	TXU Energy Company, LLC †	5.860	9/17/2007	1,500,760
1,000,000	Virginia Electric & Power Company	4.500	12/15/2010	973,889
2,100,000	Yorkshire Power Finance, Ltd.	6.496	2/25/2008	2,111,315

	Total Utilities			15,924,031

	Total Long-Term Fixed Income (cost $376,461,737)			374,747,613

		Exercise	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

170	Call on U.S. Treasury Bond Futures	$107.00	8/24/2007	$143,438
25	Put on Crude Oil Futures	71.50	8/16/2007	6,000
63	Put on S&P 500 Mini Futures	1,495.00	8/17/2007	142,065

	Total Options Purchased (cost $240,537)			291,503

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.4%)	Rate (+)	Date	Value

16,665,430	Thrivent Financial Securities Lending Trust	5.360%	N/A	$16,665,430

	Total Collateral Held for Securities Loaned
	(cost $16,665,430)			16,665,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.0%)	Rate (+)	Date	Value

$6,000,000	Mont Blanc Capital Corporation ‡	5.280%	8/20/2007	$5,983,280
3,000,000	Society of New York	5.280	8/21/2007	2,991,200
14,681,077	Thrivent Money Market Fund	5.090	N/A	14,681,077
3,000,000	Yorktown Capital, LLC	5.280	8/13/2007	2,994,720

	Total Short-Term Investments (at amortized cost)			26,650,277

	Total Investments (cost $420,017,981) 110.0%			$418,354,823

	Other Assets and Liabilities, Net (10.0%)			(37,972,954)

	Total Net Assets 100.0%			$380,381,869

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	100	September 2007	$20,394,055	$20,493,750	$99,695
5-Yr. U.S. Treasury Bond Futures	250	September 2007	26,232,794	26,367,187	134,393
10-Yr. Euro-Bund Futures	(15)	September 2007	(2,297,020)	(2,321,893)	(24,873)
10-Yr. Japanese Treasury Bond Futures	2	September 2007	2,311,387	2,329,426	18,039
10-Yr. U.S. Treasury Bond Futures	(260)	September 2007	(27,702,645)	(27,929,689)	(227,044)
Total Futures					$210

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association	15	$98.88	August 2007	($43,271)	($16,903)
Conventional 30-Yr. Pass Through
Total Call Options Written					($16,903)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2007 (unaudited)

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	$1,700,000	($135,357)
Bank of America, N.A.
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	1,700,000	(133,824)
J.P. Morgan Chase and Co.

Interest Rate Swaps
Bank of America, N.A. 2 Year	5.275%	3 Month LIBOR	N/A	May 2009	11,000,000	32,735
Bank of America, N.A. 2 Year	5.306%	3 Month LIBOR	N/A	June 2009	15,000,000	61,649
Total Swaps and Counterparty						($174,797)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At July 31, 2007, $1,006,442 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $86,652,880 and $36,793,665 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross unrealized appreciation	$256,609
Gross unrealized depreciation	(1,919,767)

Net unrealized appreciation (depreciation)	($1,663,158)
Cost for federal income tax purposes	$420,017,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Money Market Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (0.8%)	Rate (+)	Date	Value

$6,850,000	Depfa Bank plc NY	5.330%	8/20/2007	$6,850,000
5,500,000	Deutsche Bank AG	5.410	6/9/2008	5,500,000

	Total Certificates of Deposit			12,350,000

Principal		Interest	Maturity
Amount	Commercial Paper (71.8%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (5.8%)
$20,600,000	Axon Financial Funding, LLC	5.295%	9/13/2007	$20,469,714
17,185,000	Axon Financial Funding, LLC	5.270	10/22/2007	16,978,713
3,440,000	GOVCO, Inc.	5.220	12/20/2007	3,369,669
37,865,000	Tempus Fund, LLC	5.290	9/12/2007	37,631,308
9,645,000	Tempus Fund, LLC	5.295	9/24/2007	9,568,395

	Total Asset-Backed Commercial Paper			88,017,799

Banking — Domestic (5.1%)
10,870,000	Bank of America Corporation	5.270	10/2/2007	10,771,343
3,400,000	Bank of America Corporation	5.260	10/10/2007	3,365,226
7,274,000	Bank of America Corporation	5.240	11/16/2007	7,160,711
1,540,000	Bank of America Corporation	5.250	11/20/2007	1,515,071
16,679,000	Barclays Bank plc	5.205	10/29/2007	16,464,376
2,602,000	River Fuel Company No. 2, Inc.	5.290	10/31/2007	2,567,206
4,790,000	Societe Generale NA	5.155	8/13/2007	4,781,769
1,485,000	Societe Generale NA	5.280	11/13/2007	1,462,349
1,800,000	Societe Generale NA	5.250	11/26/2007	1,769,288
14,532,000	UBS Finance Corporation	5.180	8/15/2007	14,502,726
13,780,000	UBS Finance Corporation	5.210	8/30/2007	13,722,166

	Total Banking — Domestic			78,082,231

Banking — Foreign (1.3%)
6,860,000	Bank of Ireland	5.260	8/17/2007	6,843,963
10,290,000	Bank of Ireland	5.180	8/28/2007	10,250,024
1,870,000	Royal Bank of Scotland	5.250	11/16/2007	1,840,820

	Total Banking — Foreign			18,934,807

Basic Industry (0.3%)
4,720,000	BASF AG	5.205	12/28/2007	4,618,317

	Total Basic Industry			4,618,317

Consumer Cyclical (1.4%)
20,640,000	Wal-Mart Funding Corporation	5.250	8/22/2007	20,576,790

	Total Consumer Cyclical			20,576,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Money Market Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (71.8%)	Rate (+)	Date	Value

Consumer Non-Cyclical (2.0%)
$17,050,000	Catholic Health Initiatives	5.330%	10/10/2007	$17,050,000
11,700,000	Catholic Health Initiatives	5.310	8/9/2007	11,700,000
2,070,000	Nestle Capital Corporation	5.225	8/10/2007	2,067,297

	Total Consumer Non-Cyclical			30,817,297

Education (10.2%)
15,609,000	Duke University	5.290	10/4/2007	15,462,206
17,000,000	Duke University	5.290	10/5/2007	16,837,626
4,894,000	Harvard University	5.400	8/1/2007	4,894,000
31,415,000	Northwestern University	5.280	8/8/2007	31,382,747
16,700,000	Northwestern University	5.290	10/10/2007	16,528,222
4,619,000	Northwestern University	5.260	12/5/2007	4,533,964
3,450,000	Northwestern University	5.300	12/7/2007	3,384,987
10,700,000	University of Washington	5.340	8/15/2007	10,700,000
20,570,000	Yale University	5.280	8/3/2007	20,563,966
27,475,000	Yale University	5.280	8/8/2007	27,446,793
3,500,000	Yale University	5.290	10/10/2007	3,463,999

	Total Education			155,198,510

Finance (36.8%)
20,620,000	BTM Capital Corporation	5.290	9/20/2007	20,468,500
20,450,000	BTM Capital Corporation	5.290	10/5/2007	20,254,674
5,300,000	BTM Capital Corporation	5.275	10/9/2007	5,246,415
22,600,000	BTM Capital Corporation	5.270	10/25/2007	22,318,787
9,700,000	Charta, LLC	5.310	9/26/2007	9,619,878
20,340,000	Charta, LLC	5.260	10/11/2007	20,128,995
9,426,000	Cooperative Association of Tractor Dealers, Inc.	5.300	8/14/2007	9,407,960
4,104,000	Cooperative Association of Tractor Dealers, Inc.	5.310	8/21/2007	4,091,893
3,061,000	Cooperative Association of Tractor Dealers, Inc.	5.300	8/24/2007	3,050,635
8,040,000	Cooperative Association of Tractor Dealers, Inc.	5.316	8/28/2007	8,007,946
5,331,000	Cooperative Association of Tractor Dealers, Inc.	5.290	9/26/2007	5,287,132
2,700,000	Cooperative Association of Tractor Dealers, Inc.	5.330	9/28/2007	2,676,814
2,046,000	Cooperative Association of Tractor Dealers, Inc.	5.270	11/16/2007	2,013,952
1,053,000	Cooperative Association of Tractor Dealers, Inc.	5.280	11/21/2007	1,035,703
1,931,000	Cooperative Association of Tractor Dealers, Inc.	5.300	11/26/2007	1,897,739
20,260,000	Corporate Receivables Corporation	5.300	9/7/2007	20,149,639
13,730,000	Corporate Receivables Corporation	5.270	9/25/2007	13,619,454
15,140,000	ED&F Man Treasury Management plc	5.270	10/10/2007	14,984,857
2,612,000	Fountain Square Commercial Funding	5.240	8/7/2007	2,609,719
6,350,000	Fountain Square Commercial Funding	5.250	10/19/2007	6,276,843
3,170,000	Fountain Square Commercial Funding	5.270	10/30/2007	3,128,235
17,780,000	Galaxy Funding, Inc.	5.240	8/28/2007	17,710,125
8,685,000	General Electric Capital Corporation	5.200	8/13/2007	8,669,946
1,455,000	General Electric Capital Corporation	5.230	12/18/2007	1,425,618
13,800,000	Grampian Funding, LLC	5.185	11/19/2007	13,581,366
16,885,000	Greyhawk Funding, LLC	5.275	9/27/2007	16,743,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Money Market Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (71.8%)	Rate (+)	Date	Value

Finance — continued
$20,500,000	Greyhawk Funding, LLC	5.285%	10/2/2007	$20,313,410
6,900,000	HSBC Finance Corporation	5.000	8/31/2007	6,871,249
20,600,000	Liberty Harbour II CDO, LLC	5.270	8/20/2007	20,542,703
20,650,000	Liberty Harbour II CDO, LLC	5.260	8/21/2007	20,589,656
13,700,000	NATC California, LLC	5.260	10/11/2007	13,557,878
2,931,000	Nieuw Amsterdam Receivables Corporation	5.250	8/21/2007	2,922,451
6,130,000	Nieuw Amsterdam Receivables Corporation	5.250	8/28/2007	6,105,863
12,486,000	North Sea Funding, LLC	5.210	8/22/2007	12,448,053
4,883,000	North Sea Funding, LLC	5.265	9/20/2007	4,847,293
9,468,000	North Sea Funding, LLC	5.260	10/15/2007	9,364,246
15,420,000	North Sea Funding, LLC	5.260	10/22/2007	15,235,251
14,419,000	North Sea Funding, LLC	5.270	10/31/2007	14,226,919
3,485,000	North Sea Funding, LLC	5.250	11/15/2007	3,431,128
1,500,000	Paradigm Funding, LLC	5.180	8/13/2007	1,497,409
15,690,000	Park Avenue Receivables Corporation	5.400	8/1/2007	15,690,000
1,224,000	Park Avenue Receivables Corporation	5.330	10/15/2007	1,210,408
8,765,000	Surrey Funding Corporation	5.270	9/25/2007	8,694,430
17,125,000	Tempo Finance Corporation	5.240	8/13/2007	17,095,088
13,740,000	Tempo Finance Corporation	5.250	8/20/2007	13,701,929
8,540,000	Tempo Finance Corporation	5.260	9/4/2007	8,497,575
15,890,000	Thames Asset Global Securitization, Inc.	5.230	8/28/2007	15,827,671
16,990,000	Thames Asset Global Securitization, Inc.	5.250	11/14/2007	16,729,841
8,794,000	Three Pillars, Inc.	5.370	8/1/2007	8,794,000
3,687,000	Three Pillars, Inc.	5.300	10/16/2007	3,645,747
1,000,000	Victory Receivables Corporation	5.300	8/21/2007	997,056
20,385,000	Victory Receivables Corporation	5.270	10/17/2007	20,155,221
3,000,000	Windmill Funding Corporation	5.330	8/29/2007	2,987,563
19,000,000	Yorktown Capital, LLC	5.270	10/29/2007	18,752,456

	Total Finance			559,139,294

Insurance (7.0%)
20,500,000	Aquinas Funding, LLC	5.300	8/28/2007	20,418,513
6,860,000	Aquinas Funding, LLC	5.250	8/30/2007	6,830,988
20,235,000	Curzon Funding, LLC	5.270	11/6/2007	19,947,669
4,810,000	Curzon Funding, LLC	5.190	11/9/2007	4,740,656
20,510,000	Nyala Funding, LLC	5.200	8/15/2007	20,468,525
20,385,000	Nyala Funding, LLC	5.265	10/15/2007	20,161,402
13,715,000	Nyala Funding, LLC	5.183	11/15/2007	13,505,715

	Total Insurance			106,073,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Money Market Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (71.8%)	Rate (+)	Date	Value

U.S. Municipal (1.9%)
$13,500,000	Alaska Housing Finance Corporation	5.280%	8/2/2007	$13,498,020
8,600,000	Alaska Housing Finance Corporation	5.290	8/30/2007	8,563,352
6,860,000	State of Michigan Industry Regional
	Authority General Obligation Bonds	5.410	10/4/2007	6,860,000

	Total U.S. Municipal			28,921,372

	Total Commercial Paper			1,090,379,885

		Interest	Maturity
Shares	Other (<0.1%)	Rate (+)	Date	Value

8,000	Barclays Prime Money Market Fund	5.280%	N/A	$8,000

	Total Other			8,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (27.7%) †	Rate (+)	Date	Value

Banking — Domestic (6.6%)
$9,250,000	Bank of New York Company, Inc.	5.320%	8/10/2007	$9,250,000
7,400,000	Bank of New York Company, Inc.	5.380	8/27/2007	7,400,942
18,500,000	Fifth Third Bancorp	5.320	8/23/2007	18,500,000
8,830,000	HSBC USA, Inc.	5.320	8/15/2007	8,830,000
13,690,000	Rabobank Nederland NV/NY	5.320	8/15/2007	13,690,000
9,300,000	Royal Bank of Canada NY	5.310	9/4/2007	9,300,000
13,800,000	Svenska Handelsbanken AB	5.290	8/21/2007	13,800,000
19,225,000	Wells Fargo & Company	5.330	8/15/2007	19,225,000

	Total Banking — Domestic			99,995,942

Banking — Foreign (6.5%)
9,600,000	Bank of Ireland	5.320	8/20/2007	9,600,000
17,190,000	BNP Paribas SA	5.326	8/7/2007	17,190,000
10,950,000	BNP Paribas SA	5.310	8/27/2007	10,950,000
9,000,000	DNB NOR ASA	5.310	8/28/2007	9,000,000
20,480,000	HBOS Treasury Services plc	5.290	8/7/2007	20,480,000
6,860,000	Royal Bank of Canada	5.290	8/6/2007	6,860,000
11,500,000	Royal Bank of Scotland plc	5.330	8/21/2007	11,500,000
13,680,000	Svenska Handelsbanken AB	5.290	8/13/2007	13,680,000

	Total Banking — Foreign			99,260,000

Basic Industry (1.4%)
20,620,000	BASF Finance Europe NV	5.350	10/22/2007	20,620,000

	Total Basic Industry			20,620,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

Money Market Fund

Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (27.7%) †	Rate (+)	Date	Value

Brokerage (2.3%)
$19,000,000	Goldman Sachs Group, Inc.	5.360%	10/25/2007	$19,000,000
6,000,000	Lehman Brothers Holdings, Inc.	5.390	10/3/2007	5,997,162
10,000,000	Merrill Lynch & Company, Inc.	5.300	8/24/2007	10,000,000

	Total Brokerage			34,997,162

Consumer Cyclical (0.9%)
13,760,000	American Honda Finance Corporation	5.330	9/11/2007	13,760,000

	Total Consumer Cyclical			13,760,000

Finance (5.6%)
6,370,000	Kordsa, Inc.	5.350	8/9/2007	6,370,000
19,100,000	Merrill Lynch & Company, Inc.	5.340	11/22/2007	19,100,000
24,500,000	Union Hamilton Special Funding, LLC	5.360	9/21/2007	24,500,000
34,280,000	Union Hamilton Special Funding, LLC	5.360	9/28/2007	34,280,000

	Total Finance			84,250,000

Insurance (3.9%)
19,325,000	Allstate Life Global Funding II	5.390	8/8/2007	19,325,000
19,225,000	Allstate Life Global Funding II	5.360	8/15/2007	19,225,000
20,560,000	ING Verzekeringen NV	5.290	8/6/2007	20,560,000

	Total Insurance			59,110,000

U.S. Municipal (0.5%)
8,000,000	Illinois Student Assistance Commission
	Student Loan Revenue Bonds	5.330	8/1/2007	8,000,000

	Total U.S. Municipal			8,000,000

	Total Variable Rate Notes			419,993,104

	Total Investments (at amortized cost) 100.3%			$1,522,730,989

	Other Assets and Liabilities, Net (0.3%)			(4,962,071)

	Total Net Assets 100.0%			$1,517,768,918

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes: $1,522,730,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional Information — The Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

149

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2007	THRIVENT MUTUAL FUNDS

By:
/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2007	By:
/s/ Pamela J. Moret

Pamela J. Moret
President

Date: September 25, 2007	By:
/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer